                           [LEADER MUTUAL FUNDS LOGO]
                           LEADER Growth Equity Fund
                          LEADER Growth & Income Fund
                              LEADER Balanced Fund
                          LEADER Tax-Exempt Bond Fund
                         LEADER Intermediate Bond Fund
                          LEADER Short Term Bond Fund
                      LEADER Tax-Exempt Money Market Fund
                            LEADER Money Market Fund
                               Investor A Shares
                               Investor B Shares

                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2005

                                ---------------



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about customers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth Equity Fund
important section, which                          5  LEADER Growth & Income Fund
summarizes each Fund's                            9  LEADER Balanced Fund
objectives, strategies,                          15  LEADER Tax-Exempt Bond Fund
investments, risks, past                         19  LEADER Intermediate Bond Fund
performance, and fees.                           24  LEADER Short Term Bond Fund
                                                 28  LEADER Tax-Exempt Money Market Fund
                                                 31  LEADER Money Market Fund
                                                 34  Fees and Expenses
                                                 37  Investing for Defensive Purposes
                                                 37  Additional Information Regarding Fund Investments
                                                     and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          38  Investment Advisor
details on the people and                        38  Portfolio Managers
organizations who oversee                        39  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          40  Pricing of Fund Shares
obtain details on how shares                     42  Purchasing and Selling Your Shares
are valued, how to purchase,                     47  General Policies on Selling Shares
sell and exchange shares                         49  Distribution Arrangements
related charges and payments                     54  Exchanging Your Shares
of dividends.                                    56  Fund Policy on Trading of Fund Shares
                                                 56  Dividends and Distributions
                                                 57  Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          59  Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]
                                                                   LEADER GROWTH

   RISK/RETURN SUMMARY AND FUND EXPENSES                    EQUITY FUND


    INVESTMENT OBJECTIVE              Capital appreciation.




    PRINCIPAL                         The LEADER Growth Equity Fund invests primarily in common stocks of
    INVESTMENT STRATEGIES             companies that Morgan Asset Management, Inc. ("MAM" or the "Advisor")
                                      believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.
                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.
                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor generally exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.




    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.
                                      Growth Stock Risk:  The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


                                      Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.
                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


                      PERFORMANCE BAR CHART AND TABLE(1,2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

The bar chart shows the Fund's total returns for Investor A Shares for each of the last ten calendar years. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. The Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

1994                                                                             -5.84
1995                                                                             34.87
1996                                                                             21.43
1997                                                                             20.48
1998                                                                             30.70
1999                                                                             23.45
2000                                                                             -2.26
2001                                                                            -12.24
2002                                                                            -22.27
2003                                                                             24.44

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.48%.

 Best quarter:          Q4   1998   21.43%
 Worst quarter:         Q3   2002  -14.60%
 -----------------------------------------

                                                            LEADER GROWTH
   RISK/RETURN SUMMARY AND FUND EXPENSES                      EQUITY FUND


AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ended
December 31, 2003)
------------------------------------

                                                                ONE      FIVE     TEN
                                                               YEAR      YEAR     YEAR
                                                   ------------------------------------
   LEADER GROWTH EQUITY FUND
     Investor A Shares
       Return Before Taxes                                     17.65%   -0.65%    8.92%
       Return After Taxes on Distributions(3)                  17.65%      N/A      N/A
       Return After Taxes on Distributions and Sale of Fund
       Shares(3)                                               11.47%      N/A      N/A
     Investor B Shares
       Return Before Taxes                                     19.58%   -0.19%    9.04%(4)
   S&P 500(R) INDEX(5)                                         28.67%   -0.57%   11.06%
   LIPPER LARGE CAP GROWTH INDEX(5)                            26.96%   -5.53%    7.77%
---------------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Investor A Shares or Investor B Shares (as applicable) of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

   (3) The predecessor fund was not subject to the same distribution requirement as a registered investment company. As a result, no after-tax performance information is shown for this Fund for the five and ten year periods. After-tax returns for the one year period are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns' are only presented for Investor A Shares and returns for the Investor B Shares will vary.

   (4) Because Investor B Shares convert into Investor A Shares after 8 years, the average annual returns of Investor B Shares for periods after such conversion have been calculated by using the returns of Investor A Shares.

   (5) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                                 LEADER GROWTH &

   RISK/RETURN SUMMARY AND FUND EXPENSES                    INCOME FUND


    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of income.

    PRINCIPAL                         The LEADER Growth & Income Fund invests primarily in common stocks that the
    INVESTMENT STRATEGIES             Advisor believes have potential primarily for capital growth and secondarily for income. The Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade)
                                      convertible into common stock and securities of foreign issuers traded in
                                      U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.
                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor generally exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives.
                                      The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth" stocks and/or "value"
                                      stocks." Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                      market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.
                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.
                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

The bar chart shows the Fund's total returns for Investor A Shares. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.


For periods prior to the commencement of operations of Investor A Shares (10/26/2000) and Investor B Shares (10/23/2002), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

1995                                                                             30.94
1996                                                                             21.53
1997                                                                             28.60
1998                                                                             30.05
1999                                                                             17.81
2000                                                                             -9.86
2001                                                                            -11.40
2002                                                                            -19.98
2003                                                                             23.81

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.53%.

 Best quarter:           Q4   1998    16.22%
 Worst quarter:          Q3   2002   -13.67%
 ------------------------------------------

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ending
December 31, 2003)
------------------------------------

                                                                                   SINCE
                                                                                   FUND
                                                                ONE      FIVE    INCEPTION
                                                               YEAR      YEAR    (9/1/94)
                                                      ------------------------------------
   LEADER GROWTH & INCOME FUND
     Investor A Shares
       Return Before Taxes                                     16.97%   -2.50%     9.06%
       Return After Taxes on Distributions(2)                  16.83%   -2.92%     8.34%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               11.19%   -2.29%     7.62%
     Investor B Shares
       Return Before Taxes                                     18.92%   -2.09%     9.20%
   S&P 500(R) INDEX(3)                                         28.67%   -0.57%    11.44%
   LIPPER LARGE CAP CORE FUNDS INDEX(3)                        24.80%   -1.08%     9.72%
------------------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only presented for Investor A Shares and returns for the Investor B Shares will vary.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                                          LEADER

   RISK/RETURN SUMMARY AND FUND EXPENSES                  BALANCED FUND


    INVESTMENT OBJECTIVES             To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.




    PRINCIPAL INVESTMENT              The LEADER Balanced Fund invests in a combination of equity securities (such
    STRATEGIES                        as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Advisor believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability.



                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Advisor's economic and market outlooks. In determining the allocation of assets, the Advisor evaluates forecasts for inflation, interest rates and corporate earnings growth. The Advisor periodically will increase or decrease the Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Advisor forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.



                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Advisor utilizes both "top-down" and "bottom-up" approaches.
                                      This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.
                                      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's
                                      Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard &
                                      Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the
                                      Advisor to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      The Fund's investments in U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, the Federal National
                                      Mortgage Association ("Fannie Mae"), the Government National Mortgage
                                      Association ("Ginnie Mae"), the Federal Farm Credit Banks, the Student Loan
                                      Marketing Association, the Federal Home Loan Mortgage Corporation or the
                                      Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.



                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL INVESTMENT RISKS        Two principal risks of investing in the Fund are market risk and selection risk. Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Advisor for the Fund may underperform the market or those securities selected by other funds with similar objectives.



                                      The equity component of the Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      The fixed-income component of the Fund seeks to provide income and a level of protection of capital but offers less potential for capital appreciation than equity securities. In addition, the fixed-income component of the
                                      Fund's portfolio will be subject to the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. This risk will be more pronounced to the extent the
                                      Fund invests in securities rated below investment grade, or "junk bonds." In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.



                                      Income Risk:  It is possible that the income derived from the Fund's fixed-income component will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments.
                                      Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain investments of the Fund may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

The bar chart shows the Fund's total returns for Investor A Shares for the last calendar year. The returns for Investor B Shares differ from those in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Investor A Shares (2/20/2001) and Investor B Shares (10/28/2002), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31



[BAR CHART IN %]

2002                                                                             -2.96
2003                                                                             14.17

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.66%.

 Best quarter:          Q4   2003    8.45%
 Worst quarter:         Q2   2002   -3.54%
 -----------------------------------------

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------------

                                                                          SINCE
                                                                          FUND
                                                                ONE     INCEPTION
                                                               YEAR     (1/3/01)
                                             ------------------------------------
   LEADER BALANCED FUND
     Investor A Shares
       Return Before Taxes                                      7.92%      0.56%
       Return After Taxes on Distributions(2)                   7.52%     -0.21%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                                5.35%      0.02%
     Investor B Shares
       Return Before Taxes                                      9.45%      0.95%
   S&P 500(R) INDEX(3)                                         28.67%     -4.72%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
   INDEX(3)                                                     4.31%      7.68%
   LIPPER BALANCED INDEX(3)                                    19.94%      0.95%
---------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are presented for Investor A Shares and returns for the Investor B Shares will vary.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                               LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES                      BOND FUND


    INVESTMENT OBJECTIVES             Current income that is exempt from federal income tax consistent with preservation of capital.



    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Bond Fund normally invests at least 80% of its net
    STRATEGIES                        assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation.
                                      Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax).
                                      Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.



                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by
                                      Moody's or BBB by Standard & Poor's).



                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate.
                                      Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. The Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.
The bar chart shows the Fund's total returns for Investor A Shares. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Investor A Shares (12/26/2000) and Investor B Shares (12/4/2002) of the Fund, performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A and Investor B Shares because Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2001                                                                             4.05
2002                                                                             8.06
2003                                                                             3.09

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.32%.

 Best quarter:          Q3   2002   3.77%
 Worst quarter:         Q4   2001  -1.20%
 ----------------------------------------

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------------

                                                                         SINCE
                                                                          FUND
                                                               ONE     INCEPTION
                                                               YEAR    (7/24/00)
                                             ------------------------------------
   LEADER TAX-EXEMPT BOND FUND
     Investor A Shares
       Return Before Taxes                                    -1.79%     4.17%
       Return After Taxes on Distributions(2)                 -1.94%     4.02%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                              -0.06%     4.06%
     Investor B Shares
       Return Before Taxes                                    -1.47%     4.35%
   LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(3)              4.13%     6.83%
   LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(3)           4.36%     6.41%
---------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only presented for Investor A Shares and returns for the Investor B Shares will vary.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                             LEADER INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES                      BOND FUND


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.
    PRINCIPAL INVESTMENT              The LEADER Intermediate Bond Fund invests primarily in high quality fixed
    STRATEGIES                        income securities, including bonds and notes of both corporate and U.S.
                                      governmental issuers. The Fund invests at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      The Fund invests primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or
                                      AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB).



                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie
                                      Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association,
                                      the Federal Home Loan Mortgage Corporation or the Tennessee Valley
                                      Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.



                                      The Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements.



                                      While short-term interest rate bets are generally avoided, the Advisor constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.

                                                             LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                               BOND FUND





                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk.
                                      Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which the
                                      Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the
                                      U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities.
                                      Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND





                                      rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers Intermediate Government/Credit Bond Index in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government securities. The chart and table below reflect results achieved under this previous policy. The Fund's performance may have been different under its current investment policies.
The bar chart shows the Fund's total returns for Investor A Shares. The returns for Investor B Shares differ from those of the Investor A Shares shown in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the

Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Investor A Shares (12/26/2000) and Investor B Shares (10/23/2002), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to the Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

1995                                                                             14.69
1996                                                                              3.07
1997                                                                              7.55
1998                                                                              7.86
1999                                                                             -4.46
2000                                                                             11.58
2001                                                                              7.91
2002                                                                              9.79
2003                                                                              2.98

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.77%.

 Best quarter:          Q2   1995   5.11%
 Worst quarter:         Q2   1999  -2.20%
 ----------------------------------------

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------------

                                                                                 SINCE
                                                                                  FUND
                                                               ONE     FIVE    INCEPTION
                                                               YEAR    YEAR     (9/1/94)
                                                     ------------------------------------
   LEADER INTERMEDIATE BOND FUND
     Investor A Shares
       Return Before Taxes                                    -1.91%   4.39%     5.57%
       Return After Taxes on Distributions(2)                 -3.29%   2.24%     3.27%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                              -1.21%   2.37%     3.28%
     Investor B Shares
       Return Before Taxes                                    -1.67%   4.58%     5.55%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
   INDEX(3)                                                    4.31%   6.65%     7.22%
   LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX(3)     5.41%   6.23%     7.14%


-----------------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only presented for Investor A Shares and returns for the Investor B Shares will vary.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                               LEADER SHORT TERM

   RISK/RETURN SUMMARY AND FUND EXPENSES                      BOND FUND


    INVESTMENT OBJECTIVES             To provide a high level of current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Short Term Bond Fund invests primarily in issues rated in one of
    INVESTMENT STRATEGIES             the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the
                                      Fund's net assets.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Advisor when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in short-term investment grade fixed-income
    INVESTMENT RISKS                  securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate.
                                      Generally, as interest rates rise, the value of the Fund's fixed-income investments,

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value.
                                      In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a bond's rating, the greater its credit risk.
                                      Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invests in securities rated below investment grade, or "junk bonds." Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Foreign Issuer Risk:  The Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                        PERFORMANCE BAR CHART AND TABLE

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 1-3 Year Government/Credit Index referenced in the table below is an index composed of all bonds of investment grade with a maturity between one and three years. The information provided regarding the Lipper Short Investment Grade Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.
The bar chart shows the Fund's total returns for Investor A Shares for the last calendar year. The returns for Investor B Shares differ from those in the bar chart to the extent their respective expenses differ. Because Investor B Shares bear higher expenses than Investor A Shares, their returns would be less than Investor A Shares for the same periods. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Investor A Shares (3/8/2001) and Investor B Shares (12/20/2002), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares and Investor B Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares and Investor B Shares.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2002                                                                             5.14
2003                                                                             5.08

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.01%.

 Best quarter:          Q4   2002    3.10%
 Worst quarter:         Q1   2002   -0.78%
 -----------------------------------------

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------------

                                                                       SINCE FUND
                                                               ONE     INCEPTION
                                                               YEAR     (1/5/01)
                                             ------------------------------------
   LEADER SHORT TERM BOND FUND
     Investor A Shares
       Return Before Taxes                                     0.06%     3.28%
       Return After Taxes on Distributions(2)                 -1.09%     1.81%
       Return After Taxes on Distributions and Sale of Fund
       Shares(2)                                               0.02%     1.89%
     Investor B Shares
       Return Before Taxes                                     0.55%     3.58%
   LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX(3)         2.81%     5.93%
   LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX(3)           2.65%     4.76%


---------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only presented for Investor A Shares and returns for the Investor B Shares will vary.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                               LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES              MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.




    PRINCIPAL                         The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.



                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.




                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.




                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

For periods prior to the commencement of operations of Investor A Shares (10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2001                                                                             1.63
2002                                                                             0.46
2003                                                                             0.22

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.16%.

 Best quarter:          Q1   2001    0.59%
 Worst quarter:         Q3   2003    0.04%
 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (9/6/00)
---------------------------------------------------------------------
   LEADER TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------
     Investor A Shares                         0.22%     1.01%
-----------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                                    LEADER MONEY

   RISK/RETURN SUMMARY AND FUND EXPENSES                    MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.

    PRINCIPAL                         The LEADER Money Market Fund invests in a variety of high-quality money
    INVESTMENT STRATEGIES             market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                      banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                      Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                       PERFORMANCE BAR CHART AND TABLE(1)

PERFORMANCE INFORMATION

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.

For periods prior to the commencement of operations of Investor A Shares (10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to
Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2000                                                                             5.49
2001                                                                             3.29
2002                                                                             0.87
2003                                                                             0.27

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.20%.

 Best quarter:          Q4   2000    1.44%
 Worst quarter:         Q4   2003    0.03%
 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
December 31, 2003)
------------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (7/7/99)
---------------------------------------------------------------------
   LEADER MONEY MARKET FUND
     Investor A Shares                         0.27%     2.67%
-----------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the fees and expenses that you may pay if you buy and hold Investor A Shares and Investor B Shares of the Funds:

                                                                         TAX-EXEMPT BOND FUND
                                                GROWTH EQUITY FUND           INTERMEDIATE            TAX-EXEMPT
                                               GROWTH & INCOME FUND            BOND FUND          MONEY MARKET FUND
                                                   BALANCED FUND         SHORT TERM BOND FUND     MONEY MARKET FUND
                                              -----------------------   -----------------------   -----------------
SHAREHOLDER FEES                              INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B      INVESTOR A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       SHARES       SHARES       SHARES       SHARES          SHARES
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
PURCHASES (AS A PERCENTAGE OF OFFERING
PRICE)(1)                                       5.50%         None        4.75%         None             None
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
REINVESTED DIVIDENDS                             None         None         None         None             None
-------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                      None(2)     5.00%         None(2)     5.00%             None
-------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT
REDEEMED)                                       2.00%(3)     2.00%(3)     2.00%(3)     2.00%(3)          None

                                                     GROWTH EQUITY FUND       GROWTH & INCOME FUND          BALANCED FUND
                                                   -----------------------   -----------------------   -----------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE  INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
DEDUCTED FROM FUND ASSETS)                           SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(4)                                    0.75%        0.75%        0.75%        0.75%        0.80%        0.80%
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES                 0.30%        0.75%(5)     0.30%        0.75%(5)     0.30%        0.75%(5)
------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(6)                                     0.63%        0.89%        0.43%        0.68%        0.71%        0.97%
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(8)               1.68%        2.39%        1.48%        2.18%        1.81%        2.52%

                                                                     INTERMEDIATE BOND FUND
                                            TAX-EXEMPT BOND FUND                                SHORT TERM BOND FUND
                                           -----------------------   -----------------------   -----------------------
                                           INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
                                           SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
MANAGEMENT FEES(4)                            0.50%        0.50%        0.50%        0.50%        0.55%        0.55%
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES         0.30%        0.75%(5)     0.30%        0.75%(5)     0.30%        0.75%(5)
----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(6)                             0.83%        1.07%        0.42%        0.67%        0.52%        0.78%
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(8)       1.63%        2.32%        1.22%        1.92%        1.37%        2.08%

                                                                 TAX-EXEMPT
                                                              MONEY MARKET FUND   MONEY MARKET FUND
                                                              -----------------   -----------------
                                                              INVESTOR A SHARES   INVESTOR A SHARES
---------------------------------------------------------------------------------------------------
MANAGEMENT FEES(4)                                                  0.40%               0.40%
---------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES                               0.50%(7)            0.50%
---------------------------------------------------------------------------------------------------
OTHER EXPENSES(6)                                                   0.63%               0.41%
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(8)                             1.53%               1.31%

   (1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Investor A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge.

   (2) On purchases of Investor A Shares over $1 million, a Fund may charge a 1% Contingent Deferred Sales Charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

   (3) Subject to limited exceptions, a 2.00% redemption fee, retained by the Funds, is imposed on redemptions of Investor A Shares and Investor B Shares of a non-Money Fund held for less than 30 days. See "Fund Policy on Trading of Fund Shares" below.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   (4) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Growth Equity Fund -- 0.05%; Balanced Fund -- 0.20%; Tax-Exempt Bond Fund -- 0.35%; Intermediate Bond Fund -- 0.02%; Short Term Bond Fund -- 0.20%; Tax-Exempt Money Market Fund -- 0.30%; and Money Market Fund -- 0.15%. These waivers may be eliminated at any time in the Advisor's sole discretion.

   (5) Because of the 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

   (6) Includes an administrative fee of 0.20% for the Fund payable to BISYS Fund Services, Limited Partnership, as administrator (the "Administrator") of each Fund. During the last fiscal year, the Administrator waived the following portion of such fee from the following
       Funds: Growth Equity Fund -- 0.05%; Growth & Income Fund -- 0.05%; Balanced Fund -- 0.05%; Tax-Exempt Bond Fund -- 0.05%; Intermediate Bond Fund -- 0.05%; Short Term Bond Fund -- 0.05%; Tax-Exempt Money Market Fund -- 0.05%; and Money Market Fund -- 0.05%. These waivers may be discontinued at any time. In addition, Other Expenses for the Investor B Shares include an annual administrative fee of up to 0.25% for each Fund offering Investor B Shares. Part of this fee, which is payable by Investor B Shares under an Administrative Services Plan adopted by the Board of Trustees of LEADER Mutual Funds, may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Investor B Shares of the Fund.

   (7) As of the date of this Prospectus, the Distributor is voluntarily waiving 0.37% of the 12b-1 fee payable by Investor A Shares of the Tax-Exempt Money Market Fund.

   (8) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 3 above), the Administrator's voluntary waiver of certain fees payable by certain of the Funds (see footnote 5 above), the Distributor's voluntary waiver of a portion of the 12b-1 fee for Investor A Shares of the Tax-Exempt Money Market Fund (see footnote 6 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are expected to be as follows: GROWTH EQUITY FUND -- 1.48% FOR INVESTOR A SHARES AND 2.18% FOR INVESTOR B SHARES; GROWTH & INCOME FUND -- 1.44% FOR INVESTOR A SHARES AND 2.14% FOR INVESTOR B SHARES; BALANCED FUND -- 1.55% FOR INVESTOR A SHARES AND 2.25% FOR INVESTOR B SHARES; TAX-EXEMPT BOND
       FUND -- 1.24% FOR INVESTOR A SHARES AND 1.94% FOR INVESTOR B SHARES; INTERMEDIATE BOND FUND -- 1.19% FOR INVESTOR A SHARES AND 1.89% FOR INVESTOR B SHARES; SHORT TERM BOND FUND -- 1.14% FOR INVESTOR A SHARES AND 1.84% FOR INVESTOR B SHARES; TAX-EXEMPT MONEY MARKET FUND -- 1.00% FOR INVESTOR A SHARES; AND MONEY MARKET FUND -- 1.12% FOR INVESTOR A SHARES. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR, THE DISTRIBUTOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period (unless otherwise indicated)
  - no changes in the Fund's operating expenses




          EXAMPLE*




                                            1        3        5       10
                                         YEAR    YEARS    YEARS    YEARS
 LEADER GROWTH EQUITY FUND
 Investor A Shares                       $711   $1,050   $1,412   $2,428
 Investor B Shares
   Redemption                            $742   $1,045   $1,475   $2,550
   No Redemption                         $242   $  745   $1,275   $2,550
 LEADER GROWTH & INCOME FUND
 Investor A Shares                       $692   $  992   $1,313   $2,221
 Investor B Shares
   Redemption                            $721   $  982   $1,369   $2,336
   No Redemption                         $221   $  682   $1,169   $2,336
 LEADER BALANCED FUND
 Investor A Shares                       $724   $1,088   $1,476   $2,560
 Investor B Shares
   Redemption                            $755   $1,085   $1,540   $2,682
   No Redemption                         $255   $  785   $1,340   $2,682
 LEADER TAX-EXEMPT BOND FUND
 Investor A Shares                       $633   $  965   $1,319   $2,316
 Investor B Shares
   Redemption                            $735   $1,024   $1,440   $2,484
   No Redemption                         $235   $  724   $1,240   $2,484
 LEADER INTERMEDIATE BOND FUND
 Investor A Shares                       $593   $  844   $1,113   $1,882
 Investor B Shares
   Redemption                            $695   $  903   $1,237   $2,061
   No Redemption                         $195   $  603   $1,037   $2,061
 LEADER SHORT TERM BOND FUND
 Investor A Shares                       $608   $  888   $1,189   $2,043
 Investor B Shares
   Redemption                            $711   $  952   $1,319   $2,229
   No Redemption                         $211   $  652   $1,119   $2,229
 LEADER TAX-EXEMPT MONEY MARKET FUND
 Investor A Shares                       $156   $  483   $  834   $1,824
 LEADER MONEY MARKET FUND
 Investor A Shares                       $133   $  415   $  718   $1,579

* The rows entitled "Redemption" assume redemption at the end of the indicated period. The rows entitled "No Redemption" assume no redemption at the end of the indicated period.

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective. ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes. Funds may also lend their portfolio securities, which may enhance total return but which also involves risk, including credit risk and counterparty risk.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

     adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

     American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

     asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

     collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

     mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

     payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

     private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

     repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

   A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT

   INVESTMENT ADVISOR

   Morgan Asset Management, Inc. ("MAM" or the "Advisor"), 417 North 20th Street, Birmingham, Alabama 35203, has served as investment advisor to the LEADER Mutual Funds since June 30, 2004. MAM is an indirect wholly-owned subsidiary of Regions Financial Corporation, a publicly held financial holding company that provides banking and other financial services. MAM also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of ten open-end funds; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; and Regions Morgan Keegan Trust, FSB. As of August 31, 2004, MAM had more than $13 billion in total assets under management.

   Prior to June 30, 2004, Union Planters Investment Advisors, Inc. served as investment advisor to the Funds. For the period September 1, 2003 through June 30, 2004 the Funds paid Union Planters Investment Advisors, Inc. the following amounts for investment advisory services:

                                                                                                   AMOUNTS PAID
                                                                                                  AFTER VOLUNTARY
                                                                   AMOUNTS PAID                      REDUCTION
                                                          ---------------------------------------------------------
     Growth Equity Fund                                                0.75%                           0.49%
                                                          ---------------------------------------------------------
     Growth & Income Fund                                              0.75%                           0.70%
                                                          ---------------------------------------------------------
     Balanced Fund                                                     0.80%                           0.60%
                                                          ---------------------------------------------------------
     Tax-Exempt Bond Fund                                              0.50%                           0.09%
                                                          ---------------------------------------------------------
     Intermediate Bond Fund                                            0.50%                           0.48%
                                                          ---------------------------------------------------------
     Short Term Bond Fund                                              0.55%                           0.32%
                                                          ---------------------------------------------------------
     Tax-Exempt Money Market Fund                                      0.40%                           0.18%
                                                          ---------------------------------------------------------
     Money Market Fund                                                 0.40%                           0.25%
                                                          ---------------------------------------------------------

   The Funds paid MAM the following amounts for investment advisory services during the period July 1, 2004 through August 31, 2004:

                                                                                                   AMOUNTS PAID
                                                                                                  AFTER VOLUNTARY
                                                                   AMOUNTS PAID                      REDUCTION
                                                          ---------------------------------------------------------
     Growth Equity Fund                                                0.75%                           0.70%
                                                          ---------------------------------------------------------
     Growth & Income Fund                                              0.75%                           0.75%
                                                          ---------------------------------------------------------
     Balanced Fund                                                     0.80%                           0.60%
                                                          ---------------------------------------------------------
     Tax-Exempt Bond Fund                                              0.50%                           0.15%
                                                          ---------------------------------------------------------
     Intermediate Bond Fund                                            0.50%                           0.48%
                                                          ---------------------------------------------------------
     Short Term Bond Fund                                              0.55%                           0.35%
                                                          ---------------------------------------------------------
     Tax-Exempt Money Market Fund                                      0.40%                           0.10%
                                                          ---------------------------------------------------------
     Money Market Fund                                                 0.40%                           0.25%
                                                          ---------------------------------------------------------

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   MAM has several portfolio managers committed to the day-to-day management of the Funds. The table below identifies each Fund's portfolio manager(s).

FUND                                                    PORTFOLIO MANAGER(S)
----                                                    --------------------
Growth Equity Fund                         Walter A. Hellwig and Charles A. Murray
Growth & Income Fund                       Walter A. Hellwig
Balanced Fund                              Walter A. Hellwig and Charles A. Murray
Tax-Exempt Bond Fund                       Chad A. Stafko and John B. Norris
Intermediate Bond Fund                     Michael L. Smith and John B. Norris
Short Term Bond Fund                       James C. Kelsoe and David H. Tennehill
Tax-Exempt Money Market Fund               Chad A. Stafko and John B. Norris
Money Market Fund                          Chad A. Stafko and John B. Norris

   Walter A. Hellwig -- Mr. Hellwig has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Hellwig is currently a Senior Vice President and Senior Portfolio Manager of MAM. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Hellwig has twenty-eight years of experience in investment management and research of equity and fixed income securities. Mr. Hellwig has a BSBA and an MBA from Washington University of St. Louis.

   James C. Kelsoe, CFA -- Mr. Kelsoe has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Kelsoe is currently Managing Director of Morgan Keegan, Inc., and Senior Portfolio Manager of MAM. Mr. Kelsoe has fourteen years of experience in investment management and research of fixed income securities and alternative investments. Mr. Kelsoe has a BS in Finance from the University of Alabama. He is a Chartered Financial Analyst.

   Charles A. Murray -- Mr. Murray has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Murray is currently a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for MAM. Mr. Murray has over thirty years of experience investment management, research, and banking. Mr. Murray serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970. He is a Chartered Financial Analyst.

   John B. Norris, V -- Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Norris is currently a Senior Vice President, Senior Portfolio Manager and Economist for MAM. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in investment management and research of money market and fixed income securities. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program.

   Michael L. Smith -- Mr. Smith is currently a Senior Vice President and Senior Portfolio Manager at MAM. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management. Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen School at Vanderbilt University.

   FUND MANAGEMENT


   Chad A. Stafko -- Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for MAM. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in investment management and research of money market, fixed income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University.

   David H. Tannehill -- Mr. Tannehill is currently a Portfolio Manager at MAM. From 2001 to 2004, Mr. Tannehill was a Portfolio Manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust, and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan & Company, Inc. in investment research of both equity and fixed income securities. Mr. Tannehill has twenty years of investment experience in investment research and portfolio management. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He is a Chartered Financial Analyst.



   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

 [GRAPHIC]

   SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NET ASSET VALUE IS CALCULATED

The price of Fund shares is based on the Fund's net asset value, or NAV, which is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                          ---------------------------
                                Number of Shares
                                  Outstanding
--------------------------------------------------------------------------------


AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS
The net asset value, or NAV, of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

   SHAREHOLDER INFORMATION


Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund less any applicable sales charges (see "Distribution Arrangements") on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgement of the Board or its designee instead of being determined by market price.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES



You may purchase Investor A Shares and Investor B Shares of the LEADER Mutual Funds through the Funds' Distributor or through certain banks, brokers and other institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The Trust will not accept purchase orders for $250,000 or more of Investor B Shares. The Money Funds do not offer Investor B Shares.
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documentation may be required to conduct the verification. The information and documentation will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the Funds then we may reject your order.

                                  MINIMUM       MINIMUM
                                  INITIAL      SUBSEQUENT
         ACCOUNT TYPE          INVESTMENT(1)   INVESTMENT
 Regular                          $1,000          $100
 (non-retirement)
 --------------------------------------------------------
 Retirement (IRA)                 $  500          $100
 --------------------------------------------------------
 Automatic Investment
 Plan                             $   50          $ 50

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit cards, credit card convenience checks, third party checks or checks payable in foreign currency. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


(1) A Fund's minimum investment requirement may be waived at the discretion of the Advisor or the Distributor. The Trust reserves the right to refuse any order to buy shares.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY MAIL

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase Investor A Shares or Investor B Shares of a Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

            BY REGULAR MAIL:
            LEADER Mutual Funds
            P.O. Box 182754
            Columbus, OH 43218-2754
            BY EXPRESS MAIL:
            LEADER Mutual Funds
            3435 Stelzer Road
            Columbus, OH 43219
            Attn: T.A. Operations

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   For Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or bank draft payable to "LEADER Mutual Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail or deliver application and payment to the appropriate address above.

   For Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

      - Fund name
      - Amount invested
      - Account name and account number

   2. Make check or bank draft payable to "LEADER Mutual Funds" and include your account number on the check.

   3. Mail or deliver investment slip and payment to the appropriate address above.

   BY WIRE TRANSFER

   Please call LEADER Mutual Funds at 1-800-219-4182 for instructions on opening an account or purchasing additional shares by wire transfer.

   Note: Your bank may charge a wire transfer fee.

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.



   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, Supplement Security Income or other regular government checks. Automatic investments can be as little as $50.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application.

     Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $50)

        - How often you want to invest (every month, four times a year, twice a year or once a year)

        - Attach a voided personal check.

   To invest regularly from your paycheck or government check, call 1-800-219-4182 for an enrollment form.

   SHAREHOLDER INFORMATION


   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the same class of shares of the applicable Fund or equivalent share class of another LEADER Mutual Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option upon notice. You can change or terminate your participation in the reinvestment option at any time.
   -----------------------------------------------------------------------------
   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. There are no sales charges for reinvested dividends or distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------
   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES

You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veterans' Day). Your sales price will be the NAV next determined after your sell order is received by the Trust, the Transfer Agent, or your investment representative, less any applicable Contingent Deferred Sales Charge, or "CDSC," as described under "Distribution Arrangements," or redemption fees, as described under "Fund Policy on Trading of Fund Shares." Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.
 46

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   BY TELEPHONE
   (unless you have declined telephone sales privileges)

   1. Call 1-800-219-4182 with instructions as to how you wish to receive your funds (mail or wire). (See "General Policies on Selling
      Shares -- Verifying Telephone Redemptions" below.)

   BY MAIL
   (See "General Policies on Selling Shares -- When Written Redemption Requests Are Required" below.)

   1. Call 1-800-219-4182 to request redemption forms (if your account is an IRA or another form of retirement plan) or write a letter of instruction indicating:

      - the name of your Fund and account number

     - amount you wish to redeem

     - address where your check should be sent

     - account owner(s) signature

   2. Mail to: LEADER Mutual Funds P.O. Box 182754 Columbus, OH 43218-2754

   BY OVERNIGHT SERVICE
   (See "General Policies on Selling Shares -- When Written Redemption Requests Are Required" below.)

   1. See instruction 1 under "By mail."

   2. Send to LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee of up to $15 per wire.

   Note: Your financial institution may also charge a separate fee.

   Call 1-800-219-4182 to request a wire transfer.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. To activate this feature:

      - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-219-4182.

      - Include a voided personal check.

      - Your account must have a value of $5,000 or more to start automatic withdrawals.

      - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION


   REDEMPTION BY CHECK WRITING -- MONEY FUNDS ONLY

   You may write checks in amounts of $250 or more on your account(s) in the Money Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $1,000 and you may not close your Money Fund account(s) by writing a check.

   GENERAL POLICIES ON SELLING SHARES

   WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

      - Your account registration or the name(s) in your account has changed within the last 90 days

      - The check is not being mailed to the address on your account

      - The check is not being made payable to the owner of the account

      - The redemption proceeds are being transferred to another Fund account with a different registration

   SHAREHOLDER INFORMATION

   Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

   When you have made your investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Instructions for Selling Shares -- By mail" in this section.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in the best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV, less any applicable CDSC.

   UNDELIVERABLE DISTRIBUTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   DISTRIBUTION ARRANGEMENTS

   Investor A Shares and Investor B Shares of the Fund are sold through selected broker-dealers and other financial intermediaries acting on behalf of their individual or institutional customers.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   Investor A Shares and Investor B Shares have different costs associated with buying, selling and holding Fund shares, allowing you to choose among different types of sales charges and different levels of ongoing operating expenses. The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. YOUR FINANCIAL ADVISOR CAN HELP YOU DECIDE WHETHER INVESTOR A SHARES OR INVESTOR B SHARES ARE MORE APPROPRIATE FOR YOU. Below is a summary of certain of the differences between Investor A Shares and Investor B Shares. The Money Funds do not offer Investor B Shares.

         INVESTOR A SHARES
         ------------------------------------------
    -    An initial sales charge, which may be
         reduced as described below.
    -    Lower annual expenses, giving you the
         potential for higher returns per share.
    -    No CDSC (except for a 1% CDSC on certain
         redemptions within 2 years of purchase).
    -    No initial sales charge for purchases of
         $1 million or more and the applicable
         sales charge percentage decreases with
         larger purchases (greater than $50,000),
         although a CDSC may apply to redemptions
         within 2 years of purchase.

        INVESTOR B SHARES
        ------------------------------------------
    -   No initial sales charge. All of your money
        goes to work for you right away. Higher
        annual expenses.
    -   CDSC of up to 5.00% if you sell within 6
        years of purchase. The CDSC declines each
        year you hold Investor B Shares and is 0%
        after 6 years.
    -   No purchases of Investor B Shares for
        $250,000 or more.
    -   Investor B Shares automatically convert
        into Investor A Shares after 8 years,
        which reduces your annual expenses.

   INVESTOR A SHARES

   CALCULATION OF INITIAL SALES CHARGES

   Investor A Shares of the Fund are sold at their public offering price. In the case of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, this price includes an initial sales charge. Therefore, part of the money you invest in these Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The applicable sales charge percentage decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   The current sales charge rates for each of the Funds are as follows:

                                         GROWTH EQUITY FUND, GROWTH & INCOME       TAX-EXEMPT BOND FUND, INTERMEDIATE
                                               FUND AND BALANCED FUND              BOND FUND AND SHORT TERM BOND FUND
                                       ---------------------------------------   ---------------------------------------
                                          SALES                                     SALES
                                          CHARGE        SALES       DEALERS'        CHARGE        SALES       DEALERS'
                                        AS A % OF      CHARGE     REALLOWANCE     AS A % OF      CHARGE     REALLOWANCE
                                       THE OFFERING   AS A % OF    AS A % OF     THE OFFERING   AS A % OF    AS A % OF
                                          PRICE        NAV PER    THE OFFERING      PRICE        NAV PER    THE OFFERING
                                        PER SHARE       SHARE        PRICE        PER SHARE       SHARE        PRICE
YOUR INVESTMENT                        ------------   ---------   ------------   ------------   ---------   ------------
   Less than $50,000                      5.50%         5.82%        5.00%          4.75%         4.99%        4.25%
------------------------------------------------------------------------------------------------------------------------
   $50,000 but less than $100,000         4.50%         4.71%        4.00%          4.50%         4.71%        4.00%
------------------------------------------------------------------------------------------------------------------------
   $100,000 but less than $250,000        3.50%         3.63%        3.00%          3.50%         3.63%        3.00%
------------------------------------------------------------------------------------------------------------------------
   $250,000 but less than $500,000        2.50%         2.56%        2.00%          2.50%         2.56%        2.00%
------------------------------------------------------------------------------------------------------------------------
   $500,000 but less than $1,000,000      2.00%         2.04%        1.50%          2.00%         2.04%        1.50%
------------------------------------------------------------------------------------------------------------------------
   $1,000,000 and over*                   0.00%         0.00%        0.00%          0.00%         0.00%        0.00%

   * A CDSC equal to 1% may be applied on redemptions of Investor A Shares by shareholders otherwise subject to a sales charge within two years of purchase.

   The Funds' Distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Funds' Distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Funds' Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of the Funds' Investor A Shares or Investor B Shares or the amount that the Funds will receive from such sales. In addition, the Funds' Distributor may, from time to time, pay a dealer concession of up to 1.00% of the offering price for shares purchased without a sales charge.

   INITIAL SALES CHARGE REDUCTIONS

   Reduced sales charges for Investor A Shares are available to all shareholders with investments in the Funds of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     - Rights of Accumulation. When the value of Investor A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

        - Individual or Joint Accounts

        - Certain Retirement Accounts (IRA's, etc.)

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

        - Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the

        - Combination Privilege defined below.

     - Combination Privilege. You can also combine eligible accounts of multiple Funds sold with an initial sales charge or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges. In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21). For example, if a shareholder concurrently purchases Investor A Shares of one Fund at the total public offering price of $50,000 and Investor A Shares of another Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above.

   If you think you may qualify for reduced sales charges, please call the Fund at 1-800-219-4182 before buying any shares. Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: leadermutualfunds.com.

   INITIAL SALES CHARGE WAIVERS

   The initial sales charge may be waived in connection with purchases of Investor A Shares by or through certain qualified fiduciary accounts, employee benefit plans, retirement plans or other qualified accounts.

   In addition, there's no initial sales charge when you buy Investor A Shares if:

     - You buy Investor A Shares by reinvesting your dividends and capital gains distributions.

     - You're an officer or trustee of the Trust (or an immediate family member of any such individual).

     - You're a director, a current or retired employee or a participant in an employee benefit or retirement plan of Regions Financial Corporation or the Fund's Distributor or any of their affiliates (or an immediate family member of any such individual).

     - You're a broker, dealer or agent who has a sales agreement with the Funds' Distributor (or an employee or immediate family member of any such individual).

     - You buy Investor A Shares pursuant to a wrap-fee program offered by a broker-dealer or other financial institution.

     - You buy Investor A Shares with proceeds of Institutional Shares of a Fund redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Regions Bank or its affiliates or correspondents within 60 days of receipt of such payment.

     - You buy Investor A Shares through a payroll deduction program.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

     - You're an employee or immediate family member of an employee of any advisor or subadvisor to the Fund.

     - You're exchanging Institutional Shares of a Fund received from the distribution of assets held in a qualified trust, agency or custodian account with Regions Bank or any of its affiliates or correspondents.

     - You're another investment company distributed by the Funds' Distributor or its affiliates.

   If you think you qualify for any of these waivers, please call the Fund at 1-800-219-4182 before buying any shares.

   PURCHASE OF INVESTOR A SHARES AT NET ASSET VALUE

   From time to time, the Funds' distributor may offer investors the option to purchase Investor A Shares at net asset value without payment of a front-end sales charge. To qualify, you must pay for the shares with the redemption proceeds from a non-affiliated mutual fund. In addition, you must have paid a front-end sales charge or a CDSC (or the holding period for purposes of determining the CDSC must have expired) on the shares you redeem. The purchase of Investor A Shares must occur within 30 days of the prior redemption, and you must show evidence of the redemption transaction and payment of the relevant sales charge. At the time of purchase, your broker-dealer or other financial institution must notify the Fund that your transaction qualifies for a purchase at net asset value.

   INVESTOR B SHARES

   PUBLIC OFFERING PRICE AND CDSC

   Investor B Shares of the Funds are not currently available for purchase by new investors. Shareholders of Investor B Shares who have their dividends and distributions automatically reinvested in additional Investor B Shares of the Funds will continue to have their distributions automatically reinvested in additional Investor B Shares.

   Investors wishing to purchase shares of a Fund may purchase Investor A Shares of the Fund. See the section entitled "Shareholder Information" in the Prospectus for information regarding the purchase of Investor A Shares.

   The public offering price of Investor B Shares is their net asset value, without an initial sales charge. However, if you sell (redeem) Investor B Shares within six years of purchase, you will generally pay a Contingent Deferred Sales Charge, or "CDSC." The amount of the CDSC, if any, declines each year you own your shares. The holding period for purposes of determining the CDSC and the timing of the conversion to Investor A Shares (see "Conversion into Investor A Shares" below) will continue to run

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   after an exchange to Investor B Shares of another LEADER Mutual Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

YEAR AFTER PURCHASE                                           CDSC
-------------------                                           ----
Less than 1.................................................   5%
1 -- less than 2............................................   4%
2 -- less than 3............................................   3%
3 -- less than 4............................................   3%
4 -- less than 5............................................   2%
5 -- less than 6............................................   1%
6 or more...................................................   0%

   CONVERSION INTO INVESTOR A SHARES

   After you hold Investor B Shares of a Fund for eight years, they automatically convert into Investor A Shares of the Fund. THE AUTOMATIC CONVERSION OF YOUR INVESTOR B SHARES INTO INVESTOR A SHARES WILL NOT BE SUBJECT TO ANY SALES CHARGE.

   APPLICATION OF A CDSC

   As described above, a CDSC is a sales charge that you pay in certain circumstances when you sell (redeem) your shares. The CDSC:

     - is calculated based on the number of shares you are selling;

     - is based on the lower of the shares' cost or NAV at the time of redemption;

     - is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

     - for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

   A CDSC will NOT be charged on increases in the NAV above the purchase price or shares you acquired by reinvesting your dividends or capital gains distribution. To minimize any CDSC, shares not subject to any charge will be redeemed first, followed by the shares held longest.

   EXCHANGES INTO SHARES OF THE MONEY FUNDS

   If you exchange Investor B Shares of a Fund into shares of a Money Fund, the holding period for purposes of determining the CDSC and conversion into Investor A Shares stops until you exchange back into Investor B Shares of any LEADER Mutual Fund. If you choose to redeem those Money Fund shares, a CDSC may apply.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   ELIMINATING THE CDSC

   As long as the Distributor is notified at the time you sell, the CDSC for Investor B Shares will generally be eliminated in the following cases:

     - To make qualified distributions from an IRA or certain other qualified plans;

     - to make payments through a systematic withdrawal plan, subject to a maximum withdrawal amount not to exceed 12% of the shareholder's investment in the Fund in any 12-month period;

     - due to shareholder death or disability; or

     - shares purchased through reinvestment of distributions.

   If you think you may be eligible for a CDSC elimination, contact your financial advisor or LEADER Mutual Funds. For details, please see the Statement of Additional Information.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   Each Fund has adopted a Rule 12b-1 Distribution and Service Plan (a "Plan") to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing certain shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges. In particular, over time these fees for Investor B Shares may cost you more than paying the initial sales charge on Investor A Shares. The Plan provides for payments at annual rates (based on average net assets) of up to 0.50% for Investor A Shares of the Money Funds and up to 0.30% for Investor A Shares of the non-Money Funds (in each case, with up to 0.25% to be used for shareholder servicing) and up to 0.75% for Investor B Shares of the Funds.

   Over time, shareholders may pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 fees are paid out of a Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another LEADER Mutual Fund (see "Notes on Exchanges" below). In addition, certain exchanges will be subject to sales loads on shares acquired through the exchange as follows:

     - If you paid a front-end sales charge ("load") when purchasing your Investor A Shares, you generally will be permitted to exchange your shares for Investor A Shares of another LEADER Mutual Fund without paying an exchange fee or sales load on shares acquired though the exchange. If, however, you own shares with a lower sales load, you may be charged an additional sales load on exchanges of those Investor A Shares for Investor A Shares of a LEADER Mutual Fund with a higher sales load.

     - If you own Investor A Shares of a Money Fund, you generally will be permitted to exchange those shares for Investor A Shares of another Money Fund without paying a sales load. If you own Investor A Shares of a Money Fund, you will be permitted to exchange those shares for Investor A Shares or Investor B Shares of a non-Money Fund, but you will be subject to the sales load or CDSC applicable to the applicable class of shares of the non-Money Fund. If, however, you acquired Investor A Shares of a Money Fund through a previous exchange involving shares on which a load was paid, you generally will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a non-Money Fund.

     - If you own Investor B Shares, you generally will be permitted to exchange those shares for Investor B Shares of another LEADER Mutual Fund. The holding period for purposes of determining the CDSC and the timing of the conversion to Investor A Shares will continue to run after an exchange to Investor B Shares of another LEADER Mutual Fund.

   If you have a qualified trust, agency or custodian account with the trust department of Regions Bank or any of its affiliated or correspondent banks, and your shares are to be held in that account, you may exchange your Investor A Shares for Sweep Shares or Institutional Shares of the same Fund without paying an exchange fee or sales charge. Sweep Shares and Institutional Shares are separate classes of shares of the Funds that represent interests in the same underlying pool of Fund assets but bear different fees and expenses.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   Exchanges are a shareholder privilege, not a right. We may reject any exchange order, particularly where there appears to be a pattern of "market timing" or other frequent purchases or sales. The Funds' ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Funds may not be able to detect market timing activities by such underlying shareholders. Thus, there is no assurance that we will be effective in preventing market timing in all instances. See "Fund Policy on Trading of Fund Shares" below.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - The name and class of the Fund into which the exchange is being made

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Funds. To participate in the Automatic Exchange:

     - Complete the appropriate section of the Account Application.

     - Start with a minimum of $10,000 in the relevant Money Fund and $1,000 in the Fund whose shares you are buying.

   To change the Automatic Exchange instructions or to discontinue the feature, you should write to LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754.

   SHAREHOLDER INFORMATION


   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege (including automatic exchanges) may be modified or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund subject to any applicable sales charge. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.



   FUND POLICY ON TRADING OF FUND SHARES

   The Funds' Board of Trustees has adopted policies regarding short-term trading of fund shares the substance of which are described below.

   The non-Money Funds discourage and do not accommodate short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds reserve the right to reject any purchase order or exchange request. With respect to the non-Money Funds, the Funds will invoke the right to reject any purchase order or exchange request against investors who, in the Advisor's or Distributor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. In view of the nature of the investments held by the Money Funds and the intended use of the Money Funds by Investors, the Funds do not discourage and may accommodate short-term or frequent trading of Money Fund shares. See the section on "Exchanging Your Shares" above.

   Subject to limited exceptions described below, the non-Money Funds will impose a redemption fee of 2.00% on redemptions (including redemptions by exchange) of Investor A Shares and Investor B Shares that were owned for 30 days or less. The redemption fee will be deducted from your redemption proceeds and retained by your Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will be applied assuming that shares held the longest are redeemed first.

   The redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing activities, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the redemption fee does not apply to shares purchased through reinvested dividends or distributions.



   DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends, if any, on the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.
 58

   SHAREHOLDER INFORMATION


   PORTFOLIO HOLDINGS DISCLOSURE

   A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.



   TAXATION

   FEDERAL TAXES

   Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Tax-Exempt Bond Fund, the Intermediate Bond Fund, and the Short Term Bond Fund do not expect a significant portion of their distributions to be derived from qualified dividend income. The Tax-Exempt Money Market Fund and the Money Market Fund do not expect any portion of their distributions to be derived from qualified dividend income. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by a Tax-Exempt Fund as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   SHAREHOLDER INFORMATION


   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of a gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning on or before December 31, 2008.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax advisor to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information, with respect to the fiscal year ended August 31, 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, are incorporated by reference in the Trust's Statement of Additional Information, which is available upon request. The information with respect to the fiscal periods ended August 31, 2001, August 31, 2002 and August 31, 2003 was audited by KPMG LLP.

LEADER GROWTH EQUITY FUND -- INVESTOR A SHARES

                                                               YEAR ENDED   PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,
                                                                  2004        2003(1)
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.39        $10.00
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                    (0.09)(g)     (0.03)
  Net realized and unrealized gains (losses) on investments       (0.04)(g)      1.42
----------------------------------------------------------------------------------------
    Total from investment activities                              (0.13)         1.39
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                              --            --(f)
  Net realized gains on investments                                  --            --
----------------------------------------------------------------------------------------
    Total dividends                                                  --            --
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $11.26        $11.39
----------------------------------------------------------------------------------------
Total Return(a)(b)                                                (1.14)%       13.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $6,796        $1,507
  Net expenses to average net assets(c)                            1.48%         1.57%
  Net investment income/(loss) to average net assets(c)           (0.79)%       (0.55)%
  Expenses to average net assets(c) (d)                            1.68%         2.13%
  Portfolio turnover rate(e)                                         13%            8%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER GROWTH EQUITY FUND -- INVESTOR B SHARES

                                                               YEAR ENDED    PERIOD ENDED
                                                               AUGUST 31,     AUGUST 31,
                                                                  2004         2003(1)
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.36         $10.00
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                    (0.18)(f)      (0.02)
  Net realized and unrealized gains (losses) on investments       (0.03)(f)       1.38
-----------------------------------------------------------------------------------------
    Total from investment activities                              (0.21)          1.36
-----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                              --             --
  Net realized gains on investments                                  --             --
-----------------------------------------------------------------------------------------
    Total dividends                                                  --             --
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $11.15         $11.36
-----------------------------------------------------------------------------------------
Total Return(a)(b)                                                (1.85)%        13.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $  428         $   66
  Net expenses to average net assets(c)                            2.18%          2.27%
  Net investment income/(loss) to average net assets(c)           (1.48)%        (1.32)%
  Expenses to average net assets(c) (d)                            2.39%          2.89%
  Portfolio turnover rate(e)                                         13%             8%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER GROWTH & INCOME FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(2)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $ 22.68      $ 21.14      $ 25.50       $ 31.45
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.12(g)      0.18         0.17          0.18
      Net realized and unrealized gains (losses) on investments       1.73(g)      1.55        (4.37)        (5.07)
    -------------------------------------------------------------------------------------
        Total from investment activities                              1.85         1.73        (4.20)        (4.89)
    -------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.15)       (0.19)       (0.16)        (0.18)
      Net realized gains on investments                                 --           --           --         (0.88)
    -------------------------------------------------------------------------------------
        Total dividends                                              (0.15)       (0.19)       (0.16)        (1.06)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $ 24.38      $ 22.68      $ 21.14       $ 25.50
    -------------------------------------------------------------------------------------
    Total Return(a)(b)                                                8.16%        8.28%      (16.56)%      (15.93)%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $12,445      $ 6,992      $ 4,402       $ 1,897
      Net expenses to average net assets(c)                           1.43%        1.44%        1.40%         1.45%
      Net investment income/(loss) to average net assets(c)           0.48%        0.96%        0.66%         0.55%
      Expenses to average net assets(c) (d)                           1.48%        1.52%        1.50%         1.55%
      Portfolio turnover rate(e)                                        10%          12%           4%            6%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER GROWTH & INCOME FUND -- INVESTOR B SHARES

                                                               YEAR ENDED    PERIOD ENDED
                                                               AUGUST 31,     AUGUST 31,
                                                                  2004         2003(2)
NET ASSET VALUE, BEGINNING OF PERIOD                             $22.58         $20.43
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                    (0.05)(f)       0.10
  Net realized and unrealized gains (losses) on investments        1.71(f)        2.15
-----------------------------------------------------------------------------------------
    Total from investment activities                               1.66           2.25
-----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                           (0.03)         (0.10)
  Net realized gains on investments                                  --             --
-----------------------------------------------------------------------------------------
    Total dividends                                               (0.03)         (0.10)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $24.21         $22.58
-----------------------------------------------------------------------------------------
Total Return(a)(b)                                                 7.37%         11.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $1,669         $  595
  Net expenses to average net assets(c)                            2.13%          2.13%
  Net investment income/(loss) to average net assets(c)           (0.20)%         0.26%
  Expenses to average net assets(c) (d)                            2.18%          2.20%
  Portfolio turnover rate(e)                                         10%            12%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER BALANCED FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(3)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.44      $  9.07      $  9.52       $  9.86
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.07         0.21         0.21          0.15
      Net realized and unrealized gains (losses) on investments       0.34         0.37        (0.44)        (0.36)
    -------------------------------------------------------------------------------------
        Total from investment activities                              0.41         0.58        (0.23)        (0.21)
    -------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.09)       (0.21)       (0.22)        (0.13)
      Net realized gains on investments                                 --           --           --            --
    -------------------------------------------------------------------------------------
        Total dividends                                              (0.09)       (0.21)       (0.22)        (0.13)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $  9.76      $  9.44      $  9.07       $  9.52
    -------------------------------------------------------------------------------------
    Total Return(a)(b)                                                4.37%        6.50%       (2.48)%       (2.14)%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $ 1,418      $   757      $   536       $   277
      Net expenses to average net assets(c)                           1.60%        1.48%        1.58%         1.45%
      Net investment income/(loss) to average net assets(c)           0.64%        2.18%        2.23%         2.53%
      Expenses to average net assets(c) (d)                           1.81%        1.71%        1.80%         1.95%
      Portfolio turnover rate(e)                                        73%          32%           2%            8%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER BALANCED FUND -- INVESTOR B SHARES

                                                               YEAR ENDED   PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,
                                                                  2004        2003(3)
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 9.38        $ 8.89
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     0.01          0.14
  Net realized and unrealized gains (losses) on investments        0.32          0.49
----------------------------------------------------------------------------------------
    Total from investment activities                               0.33          0.63
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                           (0.04)        (0.14)
  Net realized gains on investments                                  --            --
----------------------------------------------------------------------------------------
    Total dividends                                               (0.04)        (0.14)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 9.67        $ 9.38
----------------------------------------------------------------------------------------
Total Return(a)(b)                                                 3.57%         7.21%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $1,089        $  380
  Net expenses to average net assets(c)                            2.30%         2.14%
  Net investment income/(loss) to average net assets(c)(e)        (0.07)%        1.33%
  Expenses to average net assets(c) (d)                            2.52%         2.35%
  Portfolio turnover rate(e)                                         73%           32%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT BOND FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(4)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.31      $ 10.44      $ 10.43       $ 10.17
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.28         0.34         0.40          0.30
      Net realized and unrealized gains (losses) on investments       0.09        (0.12)        0.11          0.32
    --------------------------------------------------------------------------------------------------
        Total from investment activities                              0.37         0.22         0.51          0.62
    --------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.28)       (0.34)       (0.40)        (0.30)
      Net realized gains on investments                              (0.08)       (0.01)       (0.10)        (0.06)
    --------------------------------------------------------------------------------------------------
        Total dividends                                              (0.36)       (0.35)       (0.50)        (0.36)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $ 10.32      $ 10.31      $ 10.44       $ 10.43
    --------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                                3.60%        2.14%        5.09%         5.56%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $ 2,753      $ 1,667      $   559       $   250
      Net expenses to average net assets(c)                           1.20%        1.15%        1.14%         1.16%
      Net investment income/(loss) to average net assets(c)           2.69%        3.04%        3.83%         3.97%
      Expenses to average net assets(c) (d)                           1.63%        1.69%        1.65%         1.66%
      Portfolio turnover rate(e)                                        33%          39%           0%           22%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT BOND FUND -- INVESTOR B SHARES

                                                               YEAR ENDED   PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,
                                                                  2004        2003(4)
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.30        $10.31
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     0.20          0.20
  Net realized and unrealized gains (losses) on investments        0.09         (0.01)
----------------------------------------------------------------------------------------
    Total from investment activities                               0.29          0.19
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                           (0.20)        (0.20)
  Net realized gains on investments                               (0.08)           --
----------------------------------------------------------------------------------------
    Total dividends                                               (0.28)        (0.20)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $10.31        $10.30
----------------------------------------------------------------------------------------
Total Return(a)(b)                                                 2.87%         1.86%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $1,658        $2,058
  Net expenses to average net assets(c)                            1.88%         1.88%
  Net investment income/(loss) to average net assets(c)            1.99%         2.08%
  Expenses to average net assets(c) (d)                            2.32%         2.40%
  Portfolio turnover rate(e)                                         33%           39%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER INTERMEDIATE BOND FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(4)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.88      $ 13.12      $ 12.78       $ 12.49
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.46%        0.49         0.64          0.51
      Net realized and unrealized gains (losses) on investments      (0.19)       (0.13)        0.34          0.29
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                              0.27         0.36         0.98          0.80
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.47)       (0.53)       (0.64)        (0.51)
      Net realized gains on investments                              (0.04)       (0.07)          --            --
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                              (0.51)       (0.60)       (0.64)        (0.51)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $ 12.64      $ 12.88      $ 13.12       $ 12.78
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                                2.05%        2.75%        7.87%         6.52%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $ 7,791      $ 4,950      $ 2,473       $   880
      Net expenses to average net assets(c)                           1.19%        1.21         1.16%         1.12%
      Net investment income/(loss) to average net assets(c)           3.61         3.53%        4.94%         5.27%
      Expenses to average net assets(c) (d)                           1.22         1.25%        1.21%         1.22%
      Portfolio turnover rate(e)                                       196%          56%          61%           20%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER INTERMEDIATE BOND FUND -- INVESTOR B SHARES

                                                               YEAR ENDED   PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,
                                                                  2004        2003(2)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.83        $12.96
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     0.37          0.36
  Net realized and unrealized gains (losses) on investments       (0.19)        (0.02)
----------------------------------------------------------------------------------------
    Total from investment activities                               0.18          0.34
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                           (0.38)        (0.40)
  Net realized gains on investments                               (0.04)        (0.07)
----------------------------------------------------------------------------------------
    Total dividends                                               (0.42)        (0.47)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $12.59        $12.83
----------------------------------------------------------------------------------------
Total Return(a)(b)                                                 1.33%         2.61%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $  972        $1,100
  Net expenses to average net assets(c)                            1.89%         1.91%
  Net investment income/(loss) to average net assets(c)            2.91%         2.59%
  Expenses to average net assets(c) (d)                            1.92%         1.94%
  Portfolio turnover rate(e)                                        196%           56%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER SHORT TERM BOND FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(5)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.22      $  9.94      $ 10.11       $ 10.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.29         0.36         0.39          0.21
      Net realized and unrealized gains (losses) on investments       0.02         0.28        (0.17)         0.11
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                              0.31         0.64         0.22          0.32
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.29)       (0.36)       (0.39)        (0.21)
      Net realized gains on investments                                 --           --           --(f)         --
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                              (0.29)       (0.36)       (0.39)        (0.21)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $ 10.24      $ 10.22      $  9.94       $ 10.11
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                                3.02%        6.57%        2.22%         3.19%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $ 7,396      $ 4,136      $   969       $    70
      Net expenses to average net assets(c)                           1.14%        1.19%        1.27%         1.31%
      Net investment income/(loss) to average net assets(c)           2.76%        3.48%        3.77%         4.11%
      Expenses to average net assets(c) (d)                           1.37         1.47%        1.67%         2.02%
      Portfolio turnover rate(e)                                        92%          37%          20%           22%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER SHORT TERM BOND FUND -- INVESTOR B SHARES

                                                               YEAR ENDED   PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,
                                                                  2004        2003(5)
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.23        $10.12
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     0.22          0.22
  Net realized and unrealized gains (losses) on investments        0.03          0.11
----------------------------------------------------------------------------------------
    Total from investment activities                               0.25          0.33
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income                                           (0.22)        (0.22)
  Net realized gains on investments                                  --            --
----------------------------------------------------------------------------------------
    Total dividends                                               (0.22)        (0.22)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $10.26        $10.23
----------------------------------------------------------------------------------------
Total Return(a)(b)                                                 2.41%         3.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $1,401        $1,281
  Net expenses to average net assets(c)                            1.85%         1.85%
  Net investment income/(loss) to average net assets(c)            2.08%         2.61%
  Expenses to average net assets(c) (d)                            2.08%         2.11%
  Portfolio turnover rate(e)                                         92%           37%

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 23, 2002.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 4, 2002.

(5) From the commencement of operations on December 20, 2002.

(6) From the commencement of operations on October 5, 2000.

(a) Total return excludes sales charge for Investor A Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT MONEY MARKET FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(6)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $  1.00      $  1.00      $  1.00       $  1.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                      --(f)        --(f)      0.01          0.02
      Net realized and unrealized gains (losses) on investments         --           --           --(f)         --(f)
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                                --(f)        --(f)      0.01          0.02
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                             --(f)        --(f)     (0.01)        (0.02)
      Net realized gains on investments                                 --           --           --            --
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                                 --(f)        --(f)     (0.01)        (0.02)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $  1.00      $  1.00      $  1.00       $  1.00
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                                0.18%        0.37%        0.50%         2.18%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $ 1,833      $ 1,733      $ 2,278       $ 4,160
      Net expenses to average net assets(c)                           0.92%        0.99%        1.26%         1.18%
      Net investment income/(loss) to average net assets(c)           0.15%        0.34%        0.51%         2.08%
      Expenses to average net assets(c) (d)                           1.53%        1.36%        1.65%         1.51%
      Portfolio turnover rate(e)                                       N/A          N/A          N/A           N/A

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

   FINANCIAL HIGHLIGHTS


   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- INVESTOR A SHARES

                                                                  YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(6)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $  1.00      $  1.00      $   1.00      $   1.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                      --(f)        --(f)       0.01          0.04
      Net realized and unrealized gains (losses) on investments         --(f)        --(f)         --(f)         --(f)
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                                --(f)        --(f)       0.01          0.04
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                             --(f)        --(f)      (0.01)        (0.04)
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                                 --(f)        --         (0.01)        (0.04)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $  1.00      $  1.00      $   1.00      $   1.00
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                                0.20%        0.46%         1.24%         4.09%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                            $68,301      $93,450      $110,085      $104,364
      Net expenses to average net assets(c)                           1.12%        1.16%         1.12%         1.08%
      Net investment income/(loss) to average net assets              0.19%        0.47%         1.24%         3.92%
      Expenses to average net assets(c) (d)                           1.31%        1.34%         1.29%         1.26%
      Portfolio turnover rate(e)                                       N/A          N/A           N/A           N/A

(1) From the commencement of operations on December 9, 2002.

(2) From the commencement of operations on October 26, 2000.

(3) From the commencement of operations on February 20, 2001.

(4) From the commencement of operations on December 26, 2000.

(5) From the commencement of operations on March 8, 2001.

(6) From the commencement of operations on October 4, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

(g) Per Share data calculated using average shares for the period.

                     (This page intentionally left blank.)

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations, proxy voting and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            HTTP://WWW.LEADERMUTUALFUNDS.COM

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Morgan Asset Management, Inc.         BISYS Fund Services, Limited          PAYING AGENT
  417 North 20th Street                 Partnership                           BISYS Fund Services, Inc.
  Birmingham, Alabama 35203             3435 Stelzer Road                     3435 Stelzer Road
                                        Columbus, Ohio 43219                  Columbus, Ohio 43219

  CUSTODIAN                             INDEPENDENT ACCOUNTANTS               LEGAL COUNSEL
  Union Planters Bank,                  PricewaterhouseCoopers LLP            Ropes & Gray LLP
  National Association                  100 East Broad Street                 One International Place
  One South Church Street               Suite 2100                            Boston, Massachusetts 02110
  Suite 500                             Columbus, Ohio 43215
  Belleville, Illinois 62220

Investment Company Act file no. 811-8494

                            [Leader Mutual Funds Logo]

                      LEADER Tax-Exempt Money Market Fund

                            LEADER Money Market Fund

                                  Sweep Shares

                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2005

                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about customers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                                1 LEADER Tax-Exempt Money Market Fund
important section, which                             4 LEADER Money Market Fund
summarizes each Fund's                               7 Fees and Expenses
investments, risks, past                             8 Additional Information Regarding Fund Investments
performance, and fees.                               and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                              9 Investment Advisor
details on the people and                            9 Portfolio Managers
organizations who oversee                            10 Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                              11 Pricing of Fund Shares
obtain details on how shares                         12 Purchasing and Selling Your Shares
are valued, how to purchase,                         14 General Policies on Selling Shares
sell and exchange shares,                            15 Distribution Arrangements
related charges and payments                         15 Exchanging Your Shares
of dividends.                                        16 Dividends and Distributions
                                                     17 Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                              19 Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.




    PRINCIPAL                         The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.



                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by a nationally recognized statistical rating organization (an "NRSRO") (for example, Aaa by Moody's Investors Service,
                                      Inc. ("Moody's") or AAA by Standard & Poor's Rating Service ("Standard &
                                      Poor's")) or, if unrated, deemed by Morgan Asset Management, Inc. ("MAM" or the "Advisor") to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


               PERFORMANCE BAR CHART AND TABLE(1) -- SWEEP SHARES

PERFORMANCE INFORMATION

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

For periods prior to the commencement of operations of Sweep Shares (10/5/2000), performance information shown in the bar chart and table for Sweep Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Sweep Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect any differences in fees and expenses paid by Sweep Shares. Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART IN %]

2001                                                                             1.88
2002                                                                             0.71
2003                                                                             0.33

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.16%.

 Best quarter:                                        Q1  2001   0.65%
 Worst quarter:                                       Q3  2003   0.03%
 --------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (for the periods ending December 31, 2003)
 --------------------------------------------------

                                                ONE         SINCE FUND
                                               YEAR    INCEPTION (9/6/2000)
---------------------------------------------------------------------------
 LEADER TAX-EXEMPT MONEY MARKET FUND           0.33%           1.22%
---------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                             LEADER MONEY

   RISK/RETURN SUMMARY AND FUND EXPENSES             MARKET FUND


    INVESTMENT OBJECTIVES        Maximum current income consistent with preservation of capital and liquidity.




    PRINCIPAL                    The LEADER Money Market Fund invests in a variety of high-quality money
    INVESTMENT STRATEGIES        market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                 banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                 Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                 While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                    The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISK              provide income and a RISKS level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate the following principal investment risks:



                                 Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                 Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                 Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                 term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


                                 Investing in the Fund involves risks common to any investment in securities.
                                 By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                 Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                 A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                             LEADER MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


               PERFORMANCE BAR CHART AND TABLE(1) -- SWEEP SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.

For periods prior to the commencement of operations of Sweep Shares (9/5/2000), performance information shown in the bar chart and table for Sweep Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Sweep Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect any differences in fees and expenses paid by Sweep Shares.

Past performance does not necessarily indicate how the Fund will perform in the future.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[BAR CHART IN %]

2000                                                                             5.76
2001                                                                             3.54
2002                                                                             1.12
2003                                                                             0.52

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.39%.

 Best quarter:                                        Q4  2000   1.51%
 Worst quarter:                                       Q4  2003   0.10%
 --------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (for the periods ending December 31, 2003)
 --------------------------------------------------

                                                ONE    SINCE FUND INCEPTION
                                               YEAR         (7/7/1999)
---------------------------------------------------------------------------
 LEADER MONEY MARKET FUND                      0.52%           2.92%
---------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES



   The following table describes the fees and expenses that you may pay if you buy and hold Sweep Shares of the Funds:

                                                                     LEADER
                                                                   TAX-EXEMPT       LEADER
    SHAREHOLDER FEES                                              MONEY MARKET   MONEY MARKET
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         FUND           FUND

    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)                                     None           None
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS       None           None
    MAXIMUM DEFERRED SALES LOAD                                       None           None
    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS)
    MANAGEMENT FEES(1)                                                0.40%          0.40%
    OTHER EXPENSES(2)                                                 0.89%          0.65%
    TOTAL ANNUAL FUND OPERATING EXPENSES(3)                           1.29%          1.05%

   (1) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Tax-Exempt Money Market Fund -- 0.30%; and Money Market Fund -- 0.15%. These waivers may be eliminated at any time in the Advisor's sole discretion.
   (2) Includes an annual administrative services fee of up to 0.25% for each Fund. Part or all of these fees, which are payable under an Administrative Services Plan (the "Plan") adopted by the Board of Trustees of the LEADER Mutual Funds (the "Trust"), may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Sweep Shares of the Funds. As of the date of this Prospectus, the Tax-Exempt Money Market Fund is paying an administrative services fee of 0.12% under the Plan. Other Expenses also include a separate administrative fee of 0.20% for each Fund payable to BISYS Fund Services, Limited Partnership, as administrator of each Fund (the "Administrator"). During the last fiscal year, the Administrator waived the following portion of such fee from each Fund: Tax-Exempt Money Market Fund -- 0.05%; and Money Market
       Fund -- 0.05%. These waivers may be discontinued at any time.
   (3) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 1 above), the voluntary waiver of a portion of the administrative services fee payable by the Tax-Exempt Money Market Fund (see footnote 2 above), the Administrator's voluntary waiver of certain fees payable by the Funds (see footnote 2 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are estimated to be as follows:
       TAX-EXEMPT MONEY MARKET FUND -- 0.90%; AND MONEY MARKET FUND -- 0.87%. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

The Example at the right is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

                  EXAMPLE

                                                        1      3       5        10
                                                     YEAR   YEARS   YEARS    YEARS
 LEADER TAX-EXEMPT MONEY MARKET FUND                 $131   $409    $708    $1,556
 LEADER MONEY MARKET FUND                            $107   $334    $579    $1,283

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Trust's Board of Trustees, without shareholder vote. The investment objective of each of the Funds is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus include references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

   private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

   repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

   A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT

   INVESTMENT ADVISOR

   Morgan Asset Management, Inc. ("MAM" or the "Advisor"), 417 North 20th Street, Birmingham, Alabama 35203, has served as investment advisor to the LEADER Mutual Funds since June 30, 2004. MAM is an indirect wholly-owned subsidiary of Regions, a publicly held financial holding company that provides banking and other financial services. MAM also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of ten open-end funds; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; and Regions Morgan Keegan Trust, FSB. As of August 31, 2004, MAM had more than $13 billion in total assets under management.

   Prior to June 30, 2004, Union Planters Investment Advisors, Inc. served as investment advisor to the Funds. For the period September 1, 2003 through June 30, 2004 the Funds paid Union Planters Investment Advisors, Inc. the following amounts for investment advisory services:

                                                                   AMOUNTS PAID*
                                                          ------------------------------
     LEADER Tax-Exempt Money Market Fund                               0.18%
                                                          ------------------------------
     LEADER Money Market Fund                                          0.25%
                                                          ------------------------------

   The Funds paid MAM the following amounts for investment advisory services during the fiscal period July 1, 2004 through August 31, 2004:

                                                                   AMOUNTS PAID*
                                                          ------------------------------
     LEADER Tax-Exempt Money Market Fund                               0.10%
                                                          ------------------------------
     LEADER Money Market Fund                                          0.25%
                                                          ------------------------------

   * Percentages are expressed as percentages of average net assets during the fiscal year ended August 31, 2004. Absent expense limitations that were in place during this period, this amount would have been 0.40% (as a percentage of average daily net assets) for each Fund.
   PORTFOLIO MANAGERS

   Chad A. Stafko and John B. Norris co-manage each Fund.

   Chad A. Stafko co-manages each Fund and is currently an Assistant Vice President and Portfolio Manager for MAM. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in investment management and research of money market, fixed income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University. Mr. Stafko has served as a Portfolio Manager for at least the past 5 years.

   Mr. Norris co-manages each Fund and is currently a Senior Vice President, Senior Portfolio Manager, and Economist for MAM. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in investment management and research of money market and fixed income securities. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program. Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years.

   FUND MANAGEMENT


   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

 [GRAPHIC]

   SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NET ASSET VALUE IS CALCULATED

The price of Fund shares is based on the Fund's net asset value, or NAV, which is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                                Number of Shares
                                  Outstanding
--------------------------------------------------------------------------------


AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The net asset value, or NAV, of each Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Funds will also be closed on Columbus Day and Veterans' Day. The Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund on any day the Exchange is open for regular trading, except Columbus Day and Veterans' Day. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES

   Sweep Shares of the Funds are available to investors through the Funds' Distributor or through certain banks or other financial institutions. If you are purchasing Sweep Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Funds' Distributor and wiring payment to the Funds' custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. Each Fund reserves the right to refuse any order to buy shares.

   Investments in Sweep Shares of the Funds require a minimum investment of $1,000,000, which may be waived at the Advisor's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests).

   All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit cards, credit card convenience checks, third party checks or checks payable in foreign currency. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

   Orders to sell or "redeem" Sweep Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Funds' Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

   You may sell your shares on any day the Exchange is open for regular trading, except for Columbus Day and Veterans' Day. Your sales price will be the NAV next determined after your sell order is received by the Funds, its transfer agent, or your investment representative. See "Pricing of Fund Shares" above. Normally you will receive your proceeds within a week after your request is received. See the section on "General Policies on Selling Shares" below.

   The Funds' transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.
 12

   SHAREHOLDER INFORMATION


   We may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documentation may be required to conduct the verification. The information and documentation will be used solely to verify your identity.

   We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the Funds then we may reject your order.
   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

   When you have made your investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road Columbus, OH 43219. The request should include the name of your Fund and account number, the amount you wish to redeem, the address where your check should be sent, and the signature of the account owner(s).

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in the best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE DISTRIBUTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   DISTRIBUTION ARRANGEMENTS

   Sweep Shares are available for purchase by financial institutions such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit plans, retirement plans, or other such qualified accounts. Sweep Shares are also available for purchase by customers who purchase shares through cash management services, such as a sweep account offered by a financial institution such as a bank or broker-dealer.

   EXCHANGING YOUR SHARES

   HOW TO EXCHANGE SHARES

   You can exchange your Sweep Shares in one Fund for Sweep Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges.

   You must meet the minimum investment requirements for the LEADER Mutual Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   Exchanges are a shareholder privilege, not a right. We may reject any exchange order, particularly where there appears to be a pattern of "market timing" or other frequent purchases or sales. The Funds' ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Funds may not be able to detect market timing activities by such underlying shareholders. Thus, there is no assurance that we will be effective in preventing market timing in all instances.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege may be changed or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares. DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends on the Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.
   PORTFOLIO HOLDINGS DISCLOSURE

   A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. However, the Tax-Exempt Money Market Fund and the Money Market Fund do not expect any portion of their distributions to be derived from qualified dividend income. Other Fund distributions (other than "exempt-interest dividends" paid by the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Money Market Fund intends to distribute primarily income that is exempt from federal taxation. The Tax-Exempt Money Market Fund may, however, invest in securities that generate income that is not exempt from federal taxation. In addition, income that is exempt from federal taxation may be subject to state and local taxation. Any capital gain will be taxable federally and may also be subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   SHAREHOLDER INFORMATION


   TAXATION
   CONTINUED

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA), or other tax-qualified plan, will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information with respect to the fiscal year ended August 31, 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is incorporated by reference in the Trust's Statement of Additional Information, which is available upon request. The information with respect to the fiscal periods ended August 31, 2001, August 31, 2002 and August 31, 2003 was audited by KPMG LLP.

   LEADER TAX-EXEMPT MONEY MARKET FUND -- SWEEP SHARES

                                                          YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                                          AUGUST 31,    AUGUST 31,    AUGUST 31,      AUGUST 31,
                                                             2004          2003          2002           2001(1)
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.00        $ 1.00        $ 1.00          $ 1.00
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                              --(f)       0.01          0.01            0.03
    --------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on
        investments                                             --            --(f)         --(f)           --(f)
    --------------------------------------------------------------------------------------------------------------
        Total income from investment activities                 --(f)       0.01          0.01            0.03
    --------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                     --(f)      (0.01)        (0.01)          (0.03)
    --------------------------------------------------------------------------------------------------------------
      Net realized gains on investments                         --            --            --              --
    --------------------------------------------------------------------------------------------------------------
        Total dividends                                         --(f)      (0.01)        (0.01)          (0.03)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 1.00        $ 1.00        $ 1.00          $ 1.00
    --------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                        0.19%         0.55%         0.75%           2.40%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                 $1,109        $1,110        $1,110          $1,110
      Net expenses to average net assets(c)                   0.89%         0.80%         1.00%           0.98%
      Net investment income/(loss) to average net
        assets(c)                                             0.19%         0.52%         0.75%           1.75%
      Expenses to average net assets(c)(d)                    1.29%         1.11%         1.40%           1.31%
      Portfolio Turnover(e)                                    N/A           N/A           N/A             N/A

(1) From the commencement of operations on October 5, 2000.

(2) From the commencement of operations on September 5, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- SWEEP SHARES

                                                          YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                                          AUGUST 31,    AUGUST 31,    AUGUST 31,      AUGUST 31,
                                                             2004          2003          2002           2001(2)
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  1.00       $  1.00       $  1.00          $  1.00
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                              --(f)       0.01          0.01             0.05
    --------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains/(losses) on
        investments                                             --(f)         --(f)         --(f)            --(f)
    --------------------------------------------------------------------------------------------------------------
        Total income from investment activities                 --(f)       0.01          0.01             0.05
    --------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                     --(f)      (0.01)        (0.01)           (0.05)
    --------------------------------------------------------------------------------------------------------------
      Net realized gains on investments                         --            --(f)         --               --
    --------------------------------------------------------------------------------------------------------------
        Total dividends                                         --(f)      (0.01)        (0.01)           (0.05)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  1.00       $  1.00       $  1.00          $  1.00
    --------------------------------------------------------------------------------------------------------------
    Total Return(a)(b)                                        0.45%         0.72%         1.49%            4.82%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)                $27,723       $21,728       $21,730          $36,730
      Net expenses to average net assets(c)                   0.87%         0.90%         0.87%            0.81%
      Net investment income/(loss) to average net
        assets(c)                                             0.48%         0.67%         1.55%            4.50%
      Expenses to average net assets(c)(d)                    1.05%         1.08%         1.04%            1.00%
      Portfolio Turnover(e)                                    N/A           N/A           N/A              N/A

(1) From the commencement of operations on October 5, 2000.

(2) From the commencement of operations on September 5, 2000.

(a) Total return excludes contingent deferred sales charge for Investor B
    Shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Amount less than $0.005.

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations, proxy voting and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            HTTP://WWW.LEADERMUTUALFUNDS.COM

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                   ADMINISTRATOR & DISTRIBUTOR               TRANSFER AND DIVIDEND
  Morgan Asset Management, Inc.        BISYS Fund Services, Limited              PAYING AGENT
  417 North 20th Street                Partnership                               BISYS Fund Services, Inc.
  Birmingham, Alabama 35203            3435 Stelzer Road                         3435 Stelzer Road
                                       Columbus, Ohio 43219                      Columbus, Ohio 43219
  CUSTODIAN                            INDEPENDENT REGISTERED                    LEGAL COUNSEL
  Union Planters Bank,                 PUBLIC ACCOUNTING FIRM                    Ropes & Gray LLP
  National Association                 PricewaterhouseCoopers LLP                One International Place
  One South Church Street              100 East Broad Street                     Boston, Massachusetts 02110
  Suite 500                            Suite 2100
  Belleville, Illinois 62220           Columbus, Ohio 43215

Investment Company Act File No. 811-8494

                           [LEADER MUTUAL FUNDS LOGO]


                           LEADER Growth Equity Fund
                          LEADER Growth & Income Fund
                              LEADER Balanced Fund
                          LEADER Tax-Exempt Bond Fund
                         LEADER Intermediate Bond Fund
                          LEADER Short Term Bond Fund
                      LEADER Tax-Exempt Money Market Fund
                            LEADER Money Market Fund
                              Institutional Shares

                                ---------------

                                   PROSPECTUS
                                JANUARY 1, 2005

                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about customers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth Equity Fund
important section, which                          4  LEADER Growth & Income Fund
summarizes each Fund's                            7  LEADER Balanced Fund
objectives, strategies,                          11  LEADER Tax-Exempt Bond Fund
investments, risks, past                         14  LEADER Intermediate Bond Fund
performance, and fees.                           19  LEADER Short Term Bond Fund
                                                 22  LEADER Tax-Exempt Money Market Fund
                                                 25  LEADER Money Market Fund
                                                 28  Fees and Expenses
                                                 30  Investing for Defensive Purposes
                                                 30  Additional Information Regarding Fund Investments
                                                     and Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                          32  Investment Advisor
details on the people and                        33  Portfolio Managers
organizations who oversee                        34  Distributor and Administrator
the Funds and their
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                          35  Pricing of Fund Shares
obtain details on how shares                     37  Purchasing and Selling Your Shares
are valued, how to purchase,                     39  General Policies on Selling Shares
sell and exchange shares,                        40  Distribution Arrangements
related charges and payments                     40  Exchanging Your Shares
of dividends.                                    41  Fund Policy on Trading of Fund Shares
                                                 41  Dividends and Distributions
                                                 42  Taxation

                                                FINANCIAL HIGHLIGHTS

                                   [GRAPHIC]
Review this section for                          44  Financial Highlights
details on the selected
financial statements of the
Funds.

 [GRAPHIC]


   RISK/RETURN SUMMARY AND FUND EXPENSES      LEADER GROWTH EQUITY FUND


    INVESTMENT OBJECTIVE              Capital appreciation.



    PRINCIPAL INVESTMENT              The LEADER Growth Equity Fund invests primarily in common stocks of
    STRATEGIES                        companies that Morgan Asset Management, Inc. ("MAM" the "Advisor") believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.



                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.



                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor generally exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.




    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.



                                      Growth Stock Risk:  The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market.




   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


                                      Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.



                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


          PERFORMANCE BAR CHART AND TABLE(1,2) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

BAR CHART IN %

1994                                                                              5.56
1995                                                                             35.28
1996                                                                             21.79
1997                                                                             20.84
1998                                                                             31.09
1999                                                                             28.83
2000                                                                             -1.97
2001                                                                            -11.97
2002                                                                            -22.13
2003                                                                             24.93

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.31%.

 Best quarter:          Q4   1998   21.52%
 Worst quarter:         Q3   2002  -14.54%

 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ended
December 31, 2003)
------------------------------

                                                 ONE      FIVE     TEN
                                                YEAR      YEAR     YEAR
--------------------------------------------------------------------------------
 LEADER GROWTH EQUITY FUND
 Return Before Taxes                            24.93%    0.78%    9.87%
 Return After Taxes on Distributions(3)         24.93%      N/A      N/A
 Return After Taxes on Distributions and Sale
    of Fund Shares(3)                           16.21%      N/A      N/A
 S&P 500(R) INDEX(4)                            28.67%   -0.57%   11.06%
 LIPPER LARGE CAP GROWTH INDEX(4)               26.96%   -5.53%    7.77%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Institutional Shares of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

   (3) After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                                 LEADER GROWTH &

   RISK/RETURN SUMMARY AND FUND EXPENSES                    INCOME FUND


    INVESTMENT OBJECTIVES             Long-term growth of capital, current income and growth of income.



    PRINCIPAL                         The LEADER Growth & Income Fund invests primarily in common stocks that the
    INVESTMENT STRATEGIES             Advisor believes have potential primarily for capital growth and secondarily for income. The Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade)
                                      convertible into common stock and securities of foreign issuers traded in
                                      U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds.



                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor generally exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.



    PRINCIPAL                         Two principal risks of investing in stocks are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives.



                                      The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth" stocks and/or "value"
                                      stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.




                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                      Foreign Issuer Risk: The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                          LEADER GROWTH &
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

1995                                                                             31.30
1996                                                                             21.88
1997                                                                             28.97
1998                                                                             30.45
1999                                                                             18.18
2000                                                                             -9.60
2001                                                                            -11.08
2002                                                                            -19.85
2003                                                                             24.23

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.74%.

 Best quarter:          Q4   1998   16.30%
 Worst quarter:         Q3   2002  -13.60%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------

                                                                  SINCE FUND
                                                 ONE      FIVE    INCEPTION
                                                YEAR      YEAR     (9/1/94)
--------------------------------------------------------------------------------
 LEADER GROWTH & INCOME FUND
 Return Before Taxes                            24.23%   -1.11%    10.05%
 Return After Taxes on Distributions(3)         24.02%   -1.58%     9.29%
 Return After Taxes on Distributions and Sale
   of Fund Shares(3)                            15.97%   -1.15%     8.50%
 S&P 500(R) INDEX(4)                            28.67%   -0.57%    11.06%
 LIPPER LARGE CAP CORE FUNDS INDEX(4)           24.80%   -1.08%     9.27%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]


   RISK/RETURN SUMMARY AND FUND EXPENSES    LEADER BALANCED FUND


    INVESTMENT OBJECTIVES             To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Balanced Fund invests in a combination of equity securities (such
    INVESTMENT STRATEGIES             as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Advisor believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability.



                                      Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Advisor's economic and market outlooks. In determining the allocation of assets, the Advisor evaluates forecasts for inflation, interest rates and corporate earnings growth. The Advisor periodically will increase or decrease the Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Advisor forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.



                                      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Advisor utilizes both "top-down" and "bottom-up" approaches.
                                      This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.



                                      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's
                                      Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard &
                                      Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the
                                      Advisor to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.



                                      The Fund's investments in U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, the Federal National
                                      Mortgage Association ("Fannie Mae"), the Government

   RISK/RETURN SUMMARY AND FUND EXPENSES             LEADER BALANCED FUND


                                      National Mortgage Association ("Ginnie Mae"), the Federal Farm Credit Banks,
                                      the Student Loan Marketing Association, the Federal Home Loan Mortgage
                                      Corporation or the Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.
                                      The Fund may also invest in corporate debt obligations, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable-in-kind bonds.



                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         Two principal risks of investing in the Fund are market risk and selection
    INVESTMENT RISKS                  risk. Market risk means that each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular securities that are selected by the Advisor for the Fund may underperform the market or those securities selected by other funds with similar objectives.



                                      The equity component of the Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss. The Fund may invest a significant portion of its assets in "growth securities" and/or "value securities." Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Advisor anticipates.



                                      Foreign Issuer Risk:  The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.




   RISK/RETURN SUMMARY AND FUND EXPENSES             LEADER BALANCED FUND


                                      The fixed-income component of the Fund seeks to provide income and a level of protection of capital but offers less potential for capital appreciation than equity securities. In addition, the fixed-income component of the
                                      Fund's portfolio will be subject to the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. This risk will be more pronounced to the extent the
                                      Fund invests in securities rated below investment grade, or "junk bonds." In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.



                                      Income Risk:  It is possible that the income derived from the Fund's fixed-
                                      income component will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is possible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Certain investments of the Fund may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.




   RISK/RETURN SUMMARY AND FUND EXPENSES             LEADER BALANCED FUND


           PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The S&P 500 Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2002                                                                             -2.68
2003                                                                             14.58


For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.46%.

 Best quarter:          Q4   2003   8.63%
 Worst quarter:         Q2   2002  -3.46%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ending
December 31, 2003)
------------------------------

                                                                 SINCE FUND
                                                         ONE     INCEPTION
                                                        YEAR      (1/3/01)
--------------------------------------------------------------------------------
 LEADER BALANCED FUND
 Return Before Taxes                                    14.58%      2.81%
 Return After Taxes on Distributions(2)                 14.09%      1.94%
 Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                               9.73%      1.87%
 S&P 500 INDEX(3)                                       28.67%     -4.72%
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
 INDEX(3)                                                4.31%      7.68%
 LIPPER BALANCED INDEX(3)                               19.94%      0.95%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                               LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES                      BOND FUND


    INVESTMENT OBJECTIVES             Current income that is Exempt from federal income tax consistent with preservation of capital.

    PRINCIPAL INVESTMENT              The LEADER Tax-Exempt Bond Fund normally invests at least 80% of its net
    STRATEGIES                        assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is Exempt from federal income taxation.
                                      Federally tax-Exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are
                                      Exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in
                                      "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax).
                                      The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years.

                                      The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA,
                                      AA, A or BBB by Standard & Poor's) or unrated securities deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by
                                      Moody's or BBB by Standard & Poor's).

                                      While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:
                                        - Current yield and yield to maturity.
                                        - Potential for capital gain.

                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

    PRINCIPAL INVESTMENT RISKS        The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-Exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate.
                                      Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. The Fund will also be subject to the following principal investment risks:

                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

                                      Prepayment Risk:  Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-Exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2001                                                                             4.22
2002                                                                             8.48
2003                                                                             3.37


For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.44%.

 Best quarter:          Q3   2002   3.94%
 Worst quarter:         Q4   2001  -1.23%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ended
December 31, 2003)
------------------------------

                                                               SINCE FUND
                                                        ONE    INCEPTION
                                                       YEAR    (7/24/00)
--------------------------------------------------------------------------------
 LEADER TAX-EXEMPT BOND FUND
 Return Before Taxes                                   3.37%     5.95%
 Return After Taxes on Distributions(3)                3.21%     5.79%
 Return After Taxes on Distributions and Sale of Fund
 Shares(3)                                             3.45%     5.63%
 LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(4)        4.13%     6.83%
 LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(4)     4.36%     6.41%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                      LEADER INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES               BOND FUND


    INVESTMENT OBJECTIVES             Current income consistent with preservation of capital.



    PRINCIPAL                         The LEADER Intermediate Bond Fund invests primarily in high quality fixed
    INVESTMENT STRATEGIES             income securities, including bonds and notes of both corporate and U.S.
                                      governmental issues. The Fund invests at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in "bonds," which the Advisor deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      The Fund invests primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or
                                      AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the
                                      Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB).



                                      The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie
                                      Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association,
                                      the Federal Home Loan Mortgage Corporation or the Tennessee Valley
                                      Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.



                                      The Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements.



                                      While short-term interest rate bets are generally avoided, the Advisor constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


    PRINCIPAL                         The Fund invests primarily in fixed-income securities, which provide income
    INVESTMENT RISKS                  and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk.
                                      Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will also be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which the
                                      Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the
                                      U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities.
                                      Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.




                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers Intermediate Government/Credit Bond Index in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government securities. The chart and table below reflect results achieved under this previous policy. The Fund's performance may have been different under its current investment policies.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

1995                                                                             14.95
1996                                                                              3.43
1997                                                                              7.86
1998                                                                              8.19
1999                                                                             -4.14
2000                                                                             11.82
2001                                                                              8.00
2002                                                                             10.02
2003                                                                              3.28


For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.55%.

 Best quarter:          Q2   1995   5.19%
 Worst quarter:         Q2   1999  -2.12%
 ---------------------------------------------

                                                      LEADER INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                   AVERAGE ANNUAL TOTAL RETURNS(2)
                                   (for the periods ended
                                   December 31, 2003)
                                   ------------------------------

                                                                SINCE FUND
                                                ONE     FIVE    INCEPTION
                                                YEAR    YEAR     (9/1/94)
--------------------------------------------------------------------------------
 LEADER INTERMEDIATE BOND FUND
 Return Before Taxes                            3.28%   5.64%     6.40%
 Return After Taxes on Distributions(3)         1.73%   3.43%     4.05%
 Return After Taxes on Distributions and Sale
   of Fund Shares(3)                            2.16%   3.41%     3.98%
 LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
 CREDIT BOND INDEX(4)                           4.31%   6.65%     7.22%
 LIPPER INTERMEDIATE INVESTMENT GRADE
 DEBT FUND INDEX(4)                             5.41%   6.23%     7.14%
--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   (3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (4) The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                        LEADER SHORT TERM

   RISK/RETURN SUMMARY AND FUND EXPENSES               BOND FUND


    INVESTMENT OBJECTIVES             To provide a high level of current income consistent with preservation of capital.




    PRINCIPAL                         The LEADER Short Term Bond Fund invests primarily in issues rated in one of
    INVESTMENT STRATEGIES             the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Advisor to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.



                                      By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Advisor seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.



                                      In addition to a wide range of corporate and government debt obligations, the Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in kind bonds. The Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), but does not expect such investments to exceed 10% of the
                                      Fund's net assets.



                                      While maturity and credit quality are the most important investment factors, other factors considered by the Advisor when making investment decisions include:



                                        - Current yield and yield to maturity.



                                        - Potential for capital gain.



                                      Decisions to sell portfolio holdings are generally the result of changes in the Advisor's forecast of interest rate trends, industries or other economic conditions, changes in the Advisor's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.




    PRINCIPAL                         The Fund invests primarily in short-term investment grade fixed-income
    INVESTMENT RISKS                  securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities. Two principal investment risks of fixed-income (bond) investing are interest rate risk and selection risk. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate.
                                      Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the
                                      Fund's fixed-income investments (and its shares) will generally increase in value. In

                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


                                      general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives. In addition to interest rate risk and selection risk, the Fund will be subject to the following principal investment risks:



                                      Market Risk:  The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a bond's rating, the greater its credit risk.
                                      Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. This risk will be more pronounced to the extent the Fund invests in securities rated below investment grade, or "junk bonds." Mortgage-backed securities may be exposed to higher levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the
                                      Fund for any particular period.



                                      Prepayment Risk:  Many of the Fund's investments, including investments in mortgage- and asset-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.



                                      Foreign Issuer Risk:  The Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.




                                                        LEADER SHORT TERM
   RISK/RETURN SUMMARY AND FUND EXPENSES                        BOND FUND


           PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Advisor believes have similar investment objectives. The Lehman Brothers 1-3 Year Government/Credit Index referenced in the table below is an index composed of all bonds of investment grade with a maturity between one and three years. The information provided regarding the Lipper Short Investment Grade Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Advisor believes have similar investment objectives.

Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2002                                                                             5.45
2003                                                                             5.38


For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.23%.

 Best quarter:          Q4   2002   3.07%
 Worst quarter:         Q1   2002  -0.71%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(2)
(for the periods ending
December 31, 2003)
------------------------------

                                                                    SINCE FUND
                                                            ONE     INCEPTION
                                                           YEAR      (1/5/01)
--------------------------------------------------------------------------------
 LEADER SHORT TERM BOND FUND
 Return Before Taxes                                        5.38%      5.22%
 Return After Taxes on Distributions(2)                     4.07%      3.65%
 Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                  3.48%      3.48%
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX(3)        2.81%      5.93%
 LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX(3)          2.65%      4.76%


--------------------------------------------------------------------------------

   (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

   (2 )After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3 )The returns of each Index do not reflect the effect of taxes.

 [GRAPHIC]
                                                        LEADER TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income Exempt from federal income tax consistent with preservation of capital and liquidity.



    PRINCIPAL                         The LEADER Tax-Exempt Money Market Fund invests primarily in high- quality,
    INVESTMENT STRATEGIES             short-term money market instruments which pay interest that is Exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-Exempt instruments. Federally tax-Exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or
                                      "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax.



                                      At the time of purchase, all of the Fund's investments (other than U.S.
                                      Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-Exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded.
                                      In addition, changes in law or adverse determinations by the Internal
                                      Revenue Service could make the income from some of the Fund's investments taxable. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.




                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.




                                                        LEADER TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


           PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.
Past performance does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2001                                                                             2.14
2002                                                                             0.97
2003                                                                             0.54


For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.25%.

 Best quarter:          Q1   2001   0.72%
 Worst quarter:         Q3   2003   0.09%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (9/6/00)
--------------------------------------------------------------------------------
 LEADER TAX-EXEMPT MONEY MARKET FUND           0.54%     1.47%
--------------------------------------------------------------------------------

 (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 [GRAPHIC]
                                                                   LEADER

   RISK/RETURN SUMMARY AND FUND EXPENSES       MONEY MARKET FUND


    INVESTMENT OBJECTIVES             Maximum current income consistent with preservation of capital and liquidity.



    PRINCIPAL                         The LEADER Money Market Fund invests in a variety of high-quality money
    INVESTMENT STRATEGIES             market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S.
                                      banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Advisor to be of comparable quality. In addition, all
                                      Fund investments will mature in 397 days or less, and the Fund's dollar-weighted average maturity will not exceed 90 days.



                                      While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.



    PRINCIPAL                         The Fund invests primarily in high quality fixed-income securities, which
    INVESTMENT RISKS                  provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The Fund's quality and maturity limitations described above will reduce, but not altogether eliminate, the following principal investment risks:



                                      Interest Rate Risk:  All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.



                                      Credit Risk:  It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.



                                      Income Risk:  It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-
                                      term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no Fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals.




                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

                                                                   LEADER
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


         PERFORMANCE BAR CHART AND TABLE(1) -- INSTITUTIONAL SHARES(2)

PERFORMANCE INFORMATION
The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.

Past performance does not necessarily indicate how the Fund will perform in the future.

             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[BAR CHART IN %]

2000                                                                             6.03
2001                                                                             3.80
2002                                                                             1.38
2003                                                                             0.77


For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.58%.

 Best quarter:          Q4   2000   1.57%
 Worst quarter:         Q4   2003   0.16%
 ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2003)
------------------------------

                                                       SINCE FUND
                                                ONE    INCEPTION
                                               YEAR     (7/7/99)
--------------------------------------------------------------------------------
 LEADER MONEY MARKET FUND                      0.77%     3.18%
--------------------------------------------------------------------------------

 (1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

 (2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds:

                                                                                                                LEADER
                                         LEADER    LEADER                             LEADER                  TAX-EXEMPT   LEADER
    SHAREHOLDER FEES                     GROWTH   GROWTH &    LEADER      LEADER      INTER-       LEADER       MONEY      MONEY
    (FEES PAID DIRECTLY FROM             EQUITY    INCOME    BALANCED   TAX-EXEMPT    MEDIATE    SHORT TERM     MARKET     MARKET
    YOUR INVESTMENT)                      FUND      FUND       FUND     BOND FUND    BOND FUND   BOND FUND       FUND       FUND

    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)         None      None       None        None        None         None         None       None
    MAXIMUM SALES CHARGE (LOAD)
    IMPOSED ON REINVESTED DIVIDENDS       None      None       None        None        None         None         None       None
    MAXIMUM DEFERRED SALES LOAD           None      None       None        None        None         None         None       None
    REDEMPTION FEE (AS A PERCENTAGE OF
    AMOUNT REDEEMED)                      2.00%(1)   2.00%(1)   2.00%(1)    2.00%(1)   2.00%(1)     2.00%(1)     None       None
    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM
    FUND ASSETS)
    MANAGEMENT FEES(2)                    0.75%     0.75%      0.80%       0.50%       0.50%        0.55%        0.40%      0.40%
    OTHER EXPENSES(3)                     0.96%     0.73%      0.99%       1.12%       0.72%        0.83%        0.88%      0.66%
    TOTAL ANNUAL FUND OPERATING
    EXPENSES(4)                           1.71%     1.48%      1.79%       1.62%       1.22%        1.38%        1.28%      1.06%

   (1) Subject to limited exceptions, a 2.00% redemption fee, retained by the Funds, is imposed on redemptions of Institutional Shares of a non-Money Fund held for less than 30 days. See "Fund Policy on Trading of Fund Shares" below.
   (2) As of the date of this Prospectus, the Advisor is voluntarily waiving the following portion of its management fee from each Fund: Growth Equity Fund -- 0.05%; Balanced Fund -- 0.20%; Tax-Exempt Bond Fund -- 0.35%; Intermediate Bond Fund -- 0.02%; Short Term Bond Fund -- 0.20%; Tax-Exempt Money Market Fund -- 0.30%; and Money Market Fund -- 0.15%. These waivers may be eliminated at any time in the Advisor's sole discretion.
   (3) Includes an annual administrative services fee of up to 0.30% for each of the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund, and up to 0.25% for each of the Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds"). Part or all of these fees, which are payable under an Administrative Services Plan (the "Plan") adopted by the Board of Trustees of LEADER Mutual Funds, may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds. As of the date of this Prospectus, no administrative service fees are being paid by any Fund under the Plan, but such fees could be imposed at any time. In addition, Other Expenses include a separate administrative fee of 0.20% for each Fund payable to BISYS Fund Services, Limited Partnership, as administrator of each Fund (the "Administrator"). During the last fiscal year, the Administrator waived the following portion of such fee from the following Funds: Growth Equity Fund -- 0.05%; Growth & Income Fund -- 0.05%; Balanced Fund -- 0.05%; Tax-Exempt Bond Fund -- 0.05%; Intermediate Bond Fund -- 0.05%; Short Term Bond Fund -- 0.05%; Tax-Exempt Money Market Fund -- 0.05%; and Money Market Fund -- 0.05%. These waivers may be discontinued at any time.
   (4) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 2 above), the absence of any administrative service fees currently being paid under the Plan (see footnote 3 above), the Administrator's voluntary waiver of certain fees payable by certain of the Funds (see footnote 3 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are expected to be as follows: GROWTH EQUITY
       FUND -- 1.18%; GROWTH & INCOME FUND -- 1.14%; BALANCED FUND -- 1.25%; TAX-EXEMPT BOND FUND -- 0.94%; INTERMEDIATE BOND FUND -- 0.89%; SHORT TERM BOND FUND -- 0.84%; TAX-EXEMPT MONEY MARKET FUND -- 0.75%; AND MONEY MARKET FUND -- 0.62%. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, AND A FUND MAY COMMENCE MAKING PAYMENTS UNDER THE PLAN AT ANY TIME, EACH OF WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


  The Example below is intended to help you compare the cost of investing in the LEADER Mutual Funds with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period -- no changes in the Fund's operating expenses
                                              EXAMPLE

                                                                                         1      3       5        10
                                                                                      YEAR   YEARS   YEARS    YEARS
                                          LEADER GROWTH EQUITY FUND                   $174   $539    $928    $2,019
                                          LEADER GROWTH & INCOME FUND                 $151   $468    $808    $1,768
                                          LEADER BALANCED FUND                        $182   $563    $970    $2,105
                                          LEADER TAX-EXEMPT BOND FUND                 $165   $511    $881    $1,922
                                          LEADER INTERMEDIATE BOND FUND               $124   $387    $670    $1,477
                                          LEADER SHORT TERM BOND FUND                 $140   $437    $755    $1,657
                                          LEADER TAX-EXEMPT MONEY MARKET FUND         $130   $406    $702    $1,545
                                          LEADER MONEY MARKET FUND                    $108   $337    $585    $1,294

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

   Each of the Funds may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), each non-Money Fund may invest a portion of its assets in one or more of the Money Funds for cash management purposes. Funds may also lend their portfolio securities, which may enhance total return but which also involves risk, including credit risk and counterparty risk.

   The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

     adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

     American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

     asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

     collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

     mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

     payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

   RISK/RETURN SUMMARY AND FUND EXPENSES


     private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

     repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

 A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

 [GRAPHIC]


   FUND MANAGEMENT

   INVESTMENT ADVISOR

   Effective June 30, 2004, Morgan Asset Management, Inc. ("MAM" or the "Advisor"), 417 North 20th Street, Birmingham, Alabama 35203, serves as investment advisor to the LEADER Mutual Funds. MAM is an indirect wholly-owned subsidiary of Regions Financial Corporation, a publicly held financial holding company that provides banking and other financial services. MAM also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of ten open-end funds; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; and Regions Morgan Keegan Trust, FSB. As of August 31, 2004, MAM had more than $13 billion in total assets under management.

   Prior to June 30, 2004, Union Planters Investment Advisors, Inc. served as investment advisor to the Funds. For the period September 1, 2003 through June 30, 2004 the Funds paid Union Planters Investment Advisors, Inc. the following amounts for investment advisory services:

                                                                                       AMOUNTS PAID AFTER
                                                                AMOUNTS PAID           VOLUNTARY REDUCTION
                                                          ---------------------------------------------------
     Growth Equity Fund                                             0.75%                     0.49%
                                                          ---------------------------------------------------
     Growth & Income Fund                                           0.75%                     0.70%
                                                          ---------------------------------------------------
     Balanced Fund                                                  0.80%                     0.60%
                                                          ---------------------------------------------------
     Tax-Exempt Bond Fund                                           0.50%                     0.09%
                                                          ---------------------------------------------------
     Intermediate Bond Fund                                         0.50%                     0.48%
                                                          ---------------------------------------------------
     Short Term Bond Fund                                           0.55%                     0.32%
                                                          ---------------------------------------------------
     Tax-Exempt Money Market Fund                                   0.40%                     0.18%
                                                          ---------------------------------------------------
     Money Market Fund                                              0.40%                     0.25%
                                                          ---------------------------------------------------

   The Funds paid MAM the following amounts for investment advisory services during the period July 1, 2004 through August 31, 2004:

                                                                                       AMOUNTS PAID AFTER
                                                                AMOUNTS PAID           VOLUNTARY REDUCTION
                                                          ---------------------------------------------------
     Growth Equity Fund                                             0.75%                     0.70%
                                                          ---------------------------------------------------
     Growth & Income Fund                                           0.75%                     0.75%
                                                          ---------------------------------------------------
     Balanced Fund                                                  0.80%                     0.60%
                                                          ---------------------------------------------------
     Tax-Exempt Bond Fund                                           0.50%                     0.15%
                                                          ---------------------------------------------------
     Intermediate Bond Fund                                         0.50%                     0.48%
                                                          ---------------------------------------------------
     Short Term Bond Fund                                           0.55%                     0.35%
                                                          ---------------------------------------------------
     Tax-Exempt Money Market Fund                                   0.40%                     0.10%
                                                          ---------------------------------------------------
     Money Market Fund                                              0.40%                     0.25%
                                                          ---------------------------------------------------

   FUND MANAGEMENT


   PORTFOLIO MANAGERS

   MAM has several portfolio managers committed to the day-to-day management of the Funds. The table below identifies each Fund's portfolio manager(s).

FUND                                                           PORTFOLIO MANAGER(S)
----                                                           --------------------
Growth Equity Fund                                Walter A. Hellwig and Charles A. Murray
Growth & Income Fund                              Walter A. Hellwig
Balanced Fund                                     Walter A. Hellwig and Charles A. Murray
Tax-Exempt Bond Fund                              Chad A. Stafko and John B. Norris
Intermediate Bond Fund                            Michael L. Smith and John B. Norris
Short Term Bond Fund                              James C. Kelsoe and David H. Tennehill
Tax-Exempt Money Market Fund                      Chad A. Stafko and John B. Norris
Money Market Fund                                 Chad A. Stafko and John B. Norris

   Walter A. Hellwig -- Mr. Hellwig has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Hellwig is currently a Senior Vice President and Senior Portfolio Manager of MAM. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Hellwig has twenty-eight years of experience in investment management and research of equity and fixed income securities. Mr. Hellwig has a BSBA and an MBA from Washington University of St. Louis.

   James C. Kelsoe, CFA -- Mr. Kelsoe has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Kelsoe is currently Managing Director of Morgan Keegan, Inc., and Senior Portfolio Manager of MAM. Mr. Kelsoe has fourteen years of experience in investment management and research of fixed income securities and alternative investments. Mr. Kelsoe has a BS in Finance from the University of Alabama. He is a Chartered Financial Analyst.

   Charles A. Murray -- Mr. Murray has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Murray is currently a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for MAM. Mr. Murray has over thirty years of experience in investment management, research, and banking. Mr. Murray serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970. He is a Chartered Financial Analyst.

   John B. Norris, V -- Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Norris is currently a Senior Vice President, Senior Portfolio Manager and Economist for MAM. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in investment management and research of money market and fixed income securities. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program.

   Michael L. Smith -- Mr. Smith is currently a Senior Vice President and Senior Portfolio Manager at MAM. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management. Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen School at Vanderbilt University.

   FUND MANAGEMENT


   Chad A. Stafko -- Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for MAM. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in investment management and research of money market, fixed income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University.

   David H. Tannehill -- Mr. Tannehill is currently a Portfolio Manager at MAM. From 2001 to 2004, Mr. Tannehill was a Portfolio Manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust, and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan & Company, Inc. in investment research of both equity and fixed income securities. Mr. Tannehill has twenty years of investment experience in investment research and portfolio management. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He is a Chartered Financial Analyst.



   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of each Fund, and also provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

   The Statement of Additional Information has more detailed information about the Advisor and the Funds' other service providers.

 [GRAPHIC]


   SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NET ASSET VALUE IS CALCULATED

The price of Fund shares is based on the Fund's net asset value, or NAV, which is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                          ---------------------------
                                Number of Shares
                                  Outstanding
--------------------------------------------------------------------------------


AVOID TAX WITHHOLDING
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

LEADER MONEY FUNDS
The net asset value, or NAV, of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER SHORT TERM BOND FUND

The per share NAV for each Fund other than the Money Funds is determined, and its shares are priced at the close of regular trading on the Exchange, normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order (see "Purchasing and Selling Your Shares," "General Policies on Selling Shares" and "Exchanging Your Shares" below) is received and accepted by the Fund on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the LEADER

   SHAREHOLDER INFORMATION


Growth & Income Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day. on a business day when the Exchange closes early due to a partial holiday or otherwise, the Advisor reserves the right to advance the times at which purchase orders must be received in order to be processed on that business day.

The Funds' (other than the Money Funds') securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, in which case securities will be valued by a method that the Trust's Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgement of the Board or its designee instead of being determined by market prices.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES

   Institutional Shares of the LEADER Mutual Funds are available to investors through the Funds' Distributor or through certain banks or other financial institutions. If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's Distributor and wiring payment to the Funds' custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. The Fund reserves the right to refuse any order to buy shares.

   Investments in Institutional Shares of the Funds require a minimum investment of $1,000,000, which may be waived at the Advisor's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests). All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit cards, credit card convenience checks, third party checks or checks payable in foreign currency. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Funds' Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

   You may sell your shares on any day the Exchange is open for regular trading (except, in the case of the Money Funds only, Columbus Day and Veterans'
   Day). Your sales price will be the NAV next determined after your sell order is received by the Funds, the Transfer Agent, or your investment representative. See "Pricing of Fund Shares" above and "Fund Policy on Trading of Fund Shares" below. Normally you will receive your proceeds within a week after your request is received. See the section on "General Policies on Selling Shares" below.

   The Funds' Transfer Agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Funds for more information on signature guarantees.

   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

   SHAREHOLDER INFORMATION


   We may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documentation may be required to conduct the verification. The information and documentation will be used solely to verify your identity.

   We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the Funds then we may reject your order.

   Special Note for Pre-9/1/00 Shareholders only: Prior to the redesignation of Class A Shares as Institutional Shares on September 1, 2000, Class A Shares were subject to lower minimum initial investment requirements ranging from $100 to $250 and to minimum subsequent investment requirements ranging from $100 to $150. Shareholders of the Funds as of August 31, 2000 will continue to be eligible to buy Institutional Shares at these lower minimum investment levels, and may continue to participate in any Fund investment programs in which they were a participant as of August 31, 2000.
   If you purchased shares through a financial intermediary, please follow the instructions for purchases and sales set forth above. For all other shareholders, you may continue to purchase or redeem shares by wire by calling 1-800-219-4182 for instructions. You may also continue to purchase or redeem shares by mail, by writing to: LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754 (for overnight mail: LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219). For additional purchases, please use the investment slip attached to your account statement, and indicate the fund name, amount invested, and your account name and number, and make your check, bank draft or money order payable to "LEADER Mutual Funds." Please include your account number on the check.
   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

   When you have made your investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Funds may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219. The request should include the name of your Fund and account number, the amount you wish to redeem, the address where your check should be sent, and the signature(s) of the account owner(s).

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets), or in other circumstances where the Fund deems it to be in the best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the relevant Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the relevant Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE DISTRIBUTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   DISTRIBUTION ARRANGEMENTS

   Institutional Shares are sold through the Distributor, and are available for purchase primarily by financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified accounts as well as by shareholders of LEADER Mutual Funds as of August 31, 2000.

   EXCHANGING YOUR SHARES

   You can exchange your Institutional Shares in one Fund for Institutional Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below).

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   Exchanges are a shareholder privilege, not a right. We may reject any exchange order, particularly where there appears to be a pattern of "market timing" or other frequent purchases or sales. The Funds' ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Funds may not be able to detect market timing activities by such underlying shareholders. Thus, there is no assurance that we will be effective in preventing market timing in all instances. See "Fund Policy on Trading of Fund Shares" below.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.
 40

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new Fund, a new account will be opened with the same features unless you write to tell us to change them.

   The exchange privilege may be modified or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If you purchase shares of a Fund by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares. FUND POLICY ON TRADING OF FUND SHARES

   The Funds' Board of Trustees has adopted policies regarding short-term trading of Fund shares the substance of which are described below.

   The non-Money Funds discourage and do not accommodate short-term or frequent trading in their shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds reserve the right to reject any purchase order or exchange request. With respect to the non-Money Funds, the Funds will invoke the right to reject any purchase order or exchange request against investors who in the Advisor's or Distributor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. In view of the nature of the investments held by the Money Funds and the intended use of the Money Funds by Investors, the Funds do not discourage and may accommodate short-term or frequent trading of Money Fund shares. See the section on "Exchanging Your Shares" above.

   Subject to limited exceptions described below, the non-Money Funds will impose a redemption fee of 2.00% on redemptions (including redemptions by exchange) of Institutional Shares that were owned for 30 days or less. The redemption fee will be deducted from your redemption proceeds and retained by your Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will be applied assuming that shares held the longest are redeemed first.

   The redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing activities, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the redemption fee does not apply to shares purchased through reinvested dividends or distributions.

   SHAREHOLDER INFORMATION


   DIVIDENDS AND DISTRIBUTIONS

   Each Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends, if any, on the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Capital gains, if any, for all Funds are distributed at least annually.
   PORTFOLIO HOLDINGS DISCLOSURE

   A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. TAXATION

   FEDERAL TAXES

   The Trust intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-Exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Tax-Exempt Bond Fund, the Intermediate Bond Fund, and the Short Term Bond Fund do not expect a significant portion of their distributions to be derived from qualified dividend income. The Tax-Exempt Money Market Fund and the Money Market Fund do not expect any portion of their distributions to be derived from qualified dividend income. Other Fund distributions (other than "Exempt-interest dividends" paid by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund) will generally be taxable as ordinary income.

   The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") intend to distribute primarily income that is Exempt from federal taxation. The Tax-Exempt Funds may, however, invest in securities that generate income that is not Exempt from federal taxation. In addition, income that is Exempt from federal taxation may be subject to state and local taxation. Any capital

   SHAREHOLDER INFORMATION


   gains will be taxable federally and may also be subject to state or local taxation. Distributions designated by a Tax-Exempt Fund as "Exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for corporate and individual shareholders. You will be notified annually of the tax status of distributions to you.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. In the case of the Money Funds, however, the recognition of a gain or loss on a sale, exchange or redemption of your shares is unlikely to occur. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning on or before December 31, 2008.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Funds. For more information on the federal income taxation of the Funds, see the Statement of Additional Information. You should consult your tax advisor to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes).

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information with respect to the fiscal year ended August 31, 2004 has been audited by PricewaterhouseCoopers LLP. The Trust's financial statements for the fiscal year ended August 31, 2004, together with the report of PricewaterhouseCoopers LLP, are incorporated by reference in the Trust's Statement of Additional Information, which is available upon request. The information with respect to the fiscal periods ended August 31, 2001, August 31, 2002 and August 31, 2003 has been audited by KPMG LLP. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000.

   LEADER GROWTH EQUITY FUND -- INSTITUTIONAL SHARES

                                                                                      PERIOD
                                                                    YEAR ENDED        ENDED
                                                                    AUGUST 31,      AUGUST 31,
                                                                       2004          2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.41         $ 10.00
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                     (0.06)(f)       (0.01)
      Net realized and unrealized gains/(losses) on investments        (0.04)(f)        1.43
    -------------------------------------------------------------------------------------------
        Total from investment activities                               (0.10)           1.42
    -------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                               --           (0.01)
      Net realized gains on investments                                   --              --
    -------------------------------------------------------------------------------------------
        Total dividends                                                   --           (0.01)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $ 11.31         $ 11.41
    -------------------------------------------------------------------------------------------
    Total Return(a)                                                    (0.88)%         14.18%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                             $35,683         $22,088
      Net expenses to average net assets(b)                             1.17%           1.27%
      Net investment income/(loss) to average net assets(b)            (0.47)%         (0.25)%
      Expenses to average net assets(b)(c)                              1.71%           2.11%
      Portfolio turnover rate(d)                                          13%              8%

(1) From the commencement of operations on December 9, 2002.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per share data calculated using average shares for the period.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER GROWTH & INCOME FUND -- INSTITUTIONAL SHARES

                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                          AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                             2004         2003         2002         2001         2000
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  22.71     $  21.17     $  25.55     $  34.97     $  30.37
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                             0.19(f)      0.25         0.22         0.27         0.32
      Net realized and unrealized gains/(losses) on
        investments                                            1.73(f)      1.54        (4.38)       (8.52)        4.75
    --------------------------------------------------------------------------------------------------------------------
        Total from investment activities                       1.92         1.79        (4.16)       (8.25)        5.07
    --------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                   (0.21)       (0.25)       (0.22)       (0.29)       (0.32)
      Net realized gains on investments                          --           --           --        (0.88)       (0.15)
    --------------------------------------------------------------------------------------------------------------------
        Total dividends                                       (0.21)       (0.25)       (0.22)       (1.17)       (0.47)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  24.42     $  22.71     $  21.17     $  25.55     $  34.97
    --------------------------------------------------------------------------------------------------------------------
    Total Return(a)                                            8.48%        8.57%      (16.38)%     (23.98)%      16.80%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                   $136,532     $139,516     $134,134     $162,881     $177,528
      Net expenses to average net assets(b)                    1.13%        1.14%        1.09%        1.00%        0.82%
      Net investment income/(loss) to average net
        assets(b)                                              0.77%        1.26%        0.95%        0.94%        0.99%
      Expenses to average net assets(b)(c)                     1.48%        1.52%        1.50%        1.45%        1.32%
      Portfolio turnover rate(d)                                 10%          12%           4%           6%          17%

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Per share data calculated using average shares for the period.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER BALANCED FUND -- INSTITUTIONAL SHARES

                                                                     YEAR         YEAR         YEAR        FOR THE
                                                                    ENDED        ENDED        ENDED      PERIOD ENDED
                                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                                     2004         2003         2002        2001(2)
    NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.46      $  9.09      $  9.53       $ 10.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                    0.10         0.22         0.23          0.20
      Net realized and unrealized gains/(losses) on investments       0.34         0.38        (0.43)        (0.53)
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                              0.44         0.60        (0.20)        (0.33)
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          (0.12)       (0.23)       (0.24)        (0.14)
      Net realized gains on investments                                 --           --           --            --
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                              (0.12)       (0.23)       (0.24)        (0.14)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $  9.78      $  9.46      $  9.09       $  9.53
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)                                                   4.65%        6.78%       (2.11)%       (3.35)%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                           $50,771      $46,704      $43,096       $44,667
      Net expenses to average net assets(b)                           1.28%        1.18%        1.28%         1.11%
      Net investment income/(loss) to average net assets(b)           0.95%        2.49%        2.52%         3.03%
      Expenses to average net assets(b)(c)                            1.79%        1.71%        1.80%         1.70%
      Portfolio turnover rate(d)                                        73%          32%           2%            8%

(2) From the commencement of operations on January 3, 2001.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT BOND FUND -- INSTITUTIONAL SHARES

                                                            YEAR         YEAR         YEAR         YEAR        FOR THE
                                                           ENDED        ENDED        ENDED        ENDED      PERIOD ENDED
                                                         AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                            2004         2003         2002         2001        2000(3)
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.31      $ 10.44      $ 10.44      $ 10.07       $ 10.00
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                           0.31         0.37         0.42         0.45          0.05
      Net realized and unrealized gains/(losses) on
        investments                                          0.09        (0.12)        0.10         0.43          0.07
    ----------------------------------------------------------------------------------------------------------------------
        Total from investment activities                     0.40         0.25         0.52         0.88          0.12
    ----------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                 (0.31)       (0.37)       (0.42)       (0.45)        (0.05)
      Net realized gains on investments                     (0.08)       (0.01)       (0.10)       (0.06)           --
    ----------------------------------------------------------------------------------------------------------------------
        Total dividends                                     (0.39)       (0.38)       (0.52)       (0.51)        (0.05)
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 10.32      $ 10.31      $ 10.44      $ 10.44       $ 10.07
    ----------------------------------------------------------------------------------------------------------------------
    Total Return(a)                                          3.91%        2.41%        5.29%        8.92%         1.16%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                  $13,259      $16,075      $17,494      $21,369       $22,261
      Net expenses to average net assets(b)                  0.88%        0.84%        0.82%        0.75%         0.87%
      Net investment income/(loss) to average net
        assets(b)                                            2.99%        3.52%        4.14%        4.38%         4.26%
      Expenses to average net assets(b)(c)                   1.62%        1.68%        1.65%        1.51%         1.32%
      Portfolio turnover rate(d)                               33%          39%           0%          22%            9%

(3) From the commencement of operations on July 24, 2000.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER INTERMEDIATE BOND FUND -- INSTITUTIONAL SHARES

                                                              YEAR         YEAR         YEAR         YEAR         YEAR
                                                             ENDED        ENDED        ENDED        ENDED        ENDED
                                                           AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                              2004         2003         2002         2001         2000
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.88      $  13.13     $  12.79     $  11.97     $  12.04
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                             0.50          0.52         0.67         0.72         0.74
      Net realized and unrealized gains/(losses) on
        investments                                           (0.19)        (0.13)        0.34         0.82        (0.07)
    ---------------------------------------------------------------------------------------------------------------------
        Total from investment activities                       0.31          0.39         1.01         1.54         0.67
    ---------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                   (0.51)        (0.57)       (0.67)       (0.72)       (0.74)
      Net realized gains on investments                       (0.04)        (0.07)          --           --           --
    ---------------------------------------------------------------------------------------------------------------------
        Total dividends                                       (0.55)        (0.64)       (0.67)       (0.72)       (0.74)
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 12.64      $  12.88     $  13.13     $  12.79     $  11.97
    ---------------------------------------------------------------------------------------------------------------------
    Total Return(a)                                            2.36%         2.96%        8.17%       13.18%        5.86%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                    $96,707      $113,878     $110,737     $126,615     $131,101
      Net expenses to average net assets(b)                    0.89%         0.91%        0.84%        0.82%        0.79%
      Net investment income/(loss) to average net
        assets(b)                                              3.90%         3.89%        5.26%        5.78%        6.28%
      Expenses to average net assets(b)(c)                     1.22%         1.25%        1.21%        1.22%        1.14%
      Portfolio turnover rate(d)                                196%           56%          61%          20%          14%

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER SHORT TERM BOND FUND -- INSTITUTIONAL SHARES

                                                                  YEAR          YEAR          YEAR        FOR THE
                                                                 ENDED         ENDED         ENDED      PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                  2004          2003          2002        2001(4)
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.22       $  9.94       $ 10.12       $ 10.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                 0.32          0.39          0.41          0.30
      Net realized and unrealized gains/(losses) on
        investments                                                0.03          0.28         (0.18)         0.12
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                           0.35          0.67          0.23          0.42
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                       (0.32)        (0.39)        (0.41)        (0.30)
      Net realized gains on investments                              --            --            --(e)         --
    -----------------------------------------------------------------------------------------------------------------
      Total dividends                                             (0.32)        (0.39)        (0.41)        (0.30)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $ 10.25       $ 10.22       $  9.94       $ 10.12
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)                                                3.44%         6.86%         2.30%         4.26%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                        $62,281       $40,957       $28,151       $17,890
      Net expenses to average net assets(b)                        0.84%         0.90%         0.98%         0.96%
      Net investment income/(loss) to average net assets(b)        3.07%         3.84%         4.05%         4.50%
      Expenses to average net assets (b)(c)                        1.38%         1.50%         1.67%         1.83%
      Portfolio turnover rate(d)                                     92%           37%           20%           22%

(4) From the commencement of operations on January 5, 2001.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Amount less than $0.005.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                                  YEAR          YEAR          YEAR        FOR THE
                                                                 ENDED         ENDED         ENDED      PERIOD ENDED
                                                               AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                  2004          2003          2002        2001(5)
    NET ASSET VALUE, BEGINNING OF PERIOD                        $  1.00       $  1.00       $  1.00       $  1.00
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                                   --(e)       0.01          0.01          0.03
      Net realized and unrealized gains/(losses) on
        investments                                                  --            --            --(e)         --(e)
    -----------------------------------------------------------------------------------------------------------------
        Total from investment activities                             --(e)       0.01          0.01          0.03
    -----------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                          --(e)      (0.01)        (0.01)        (0.03)
      Net realized gains on investments                              --            --            --            --
    -----------------------------------------------------------------------------------------------------------------
        Total dividends                                              --(e)      (0.01)        (0.01)        (0.03)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $  1.00       $  1.00       $  1.00       $  1.00
    -----------------------------------------------------------------------------------------------------------------
    Total Return(a)                                                0.32%         0.80%         1.00%         2.97%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period ($000's)                        $17,424       $22,836       $23,939       $27,762
      Net expenses to average net assets(b)                        0.75%         0.55%         0.76%         0.65%
      Net investment income/(loss) to average net assets(b)        0.32%         0.77%         1.02%         2.91%
      Expenses to average net assets(b)(c)                         1.28%         1.11%         1.40%         1.23%
      Portfolio turnover rate(d)                                    N/A           N/A           N/A           N/A

(5) From the commencement of operations on September 6, 2000.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Amount less than $0.005.

 [GRAPHIC]

   FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS
   CONTINUED
   (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

   LEADER MONEY MARKET FUND -- INSTITUTIONAL SHARES

                                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED
                                                         AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                            2004         2003         2002         2001         2000
    NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
    -------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income/(loss)                            0.01         0.01         0.02         0.05         0.06
      Net realized and unrealized gains/(losses) on
        investments                                             --(e)        --(e)        --(e)        --(e)        --(e)
    -------------------------------------------------------------------------------------------------------------------
        Total from investment activities                      0.01         0.01         0.02         0.05         0.06
    -------------------------------------------------------------------------------------------------------------------
    LESS DIVIDENDS FROM:
      Net investment income                                  (0.01)       (0.01)       (0.02)       (0.05)       (0.06)
      Net realized gains on investments                         --           --           --           --           --
    -------------------------------------------------------------------------------------------------------------------
        Total dividends                                      (0.01)       (0.01)       (0.02)       (0.05)       (0.06)
    -------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
    -------------------------------------------------------------------------------------------------------------------
    Total Return(a)                                           0.70%        0.97%        1.75%        5.14%        5.60%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, at end of period ($000's)               $120,022     $116,388     $178,515     $302,900     $276,186
      Net expenses to average net assets(b)                   0.62%        0.66%        0.61%        0.54%        0.51%
      Net investment income/(loss) to average net
        assets(b)                                             0.70%        0.95%        1.81%        5.05%        5.50%
      Expenses to average net assets(b)(c)                    1.06%        1.09%        1.04%        0.99%        1.02%
      Portfolio turnover rate(d)                               N/A          N/A          N/A          N/A          N/A

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e) Amount less than $0.005.

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Funds, including their operations, proxy voting and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells shares of the Funds, or by contacting the Funds directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

                            HTTP://WWW.LEADERMUTUALFUNDS.COM

You can review information about the Funds, including the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the EDGAR Database on the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISOR                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Morgan Asset Management, Inc.         BISYS Fund Services, Limited          PAYING AGENT
  417 North 20th Street                 Partnership                           BISYS Fund Services, Inc.
  Birmingham, Alabama 35203             3435 Stelzer Road                     3435 Stelzer Road
                                        Columbus, Ohio 43219                  Columbus, Ohio 43219

  CUSTODIAN                             INDEPENDENT REGISTERED PUBLIC         LEGAL COUNSEL
  Union Planters Bank,                  ACCOUNTING FIRM                       Ropes & Gray LLP
  National Association                  PricewaterhouseCoopers LLP            One International Place
  One South Church Street               100 East Broad Street                 Boston, Massachusetts 02110
  Suite 500                             Suite 2100
  Belleville, Illinois 62220            Columbus, Ohio 43215

Investment Company Act File No. 811-8494

                               LEADER MUTUAL FUNDS

                            LEADER GROWTH EQUITY FUND
                           LEADER GROWTH & INCOME FUND
                              LEADER BALANCED FUND
                           LEADER TAX-EXEMPT BOND FUND
                          LEADER INTERMEDIATE BOND FUND
                           LEADER SHORT TERM BOND FUND
                       LEADER TAX-EXEMPT MONEY MARKET FUND
                            LEADER MONEY MARKET FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                                INVESTOR A SHARES
                                INVESTOR B SHARES
                                  SWEEP SHARES

                                 JANUARY 1, 2005

      This Statement of Additional Information (the "Statement of Additional Information" or the "Statement") is not a prospectus. This Statement of Additional Information relates to the Prospectus of LEADER Mutual Funds (the "Trust") for Investor A Shares and Investor B Shares dated January 1, 2005 (the "Investor Shares Prospectus"), and the Prospectus of the Trust for Sweep Shares of LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund dated January 1, 2005 (the "Sweep Share Prospectus" and, together with the Investor Shares Prospectus, the "Prospectuses"), and should be read in conjunction therewith. The contents of the Prospectuses are hereby incorporated by reference into this Statement of Additional Information. A copy of each Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754, or by calling (800) 219-4182.

      The Trust's audited financial statements for the fiscal year ended August 31, 2004 included in the Trust's Annual Report are hereby incorporated by reference into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

Investment Objectives And Policies..............................................            1

Investment Restrictions.........................................................            6

Additional Information Regarding Fund Investments And Related Risks.............           12

Management Of The Trust.........................................................           21

Investment Advisory And Other Services..........................................           24

Portfolio Transactions And Brokerage............................................           33

Proxy Voting Policies And Procedures............................................           34

Portfolio Holdings Disclosure Policy............................................           34

Description Of The Trust........................................................           35

Net Asset Value And Public Offering Price.......................................           43

Shareholder Services............................................................           44

Redemptions.....................................................................           46

Income Dividends, Capital Gains Distributions And Tax Status....................           47

Appendix A - Description Of Certain Fund Investments............................          A-1

Appendix B - Description Of Bond Ratings........................................          B-1

Appendix C - Proxy Voting Policies And Procedures...............................          C-1

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objective and policies of each Fund of LEADER Mutual Funds are summarized in the Trust's Prospectuses. The investment policies set forth in the Prospectuses and in this Statement of Additional Information may be changed by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectuses and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental.

      There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectuses and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectuses or this Statement of Additional Information. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

Growth Equity Fund

      As described in the Investor Shares Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Morgan Asset Management, Inc. ("MAM") believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

Growth & Income Fund

      As described in the Investor Shares Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings and/or current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the Intermediate Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund

      As described in the Investor Shares Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that MAM believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Ratings ("Fitch")) or unrated issues deemed by MAM to be of comparable quality. See Appendix B for a description of bond ratings assigned by Standard & Poor's and Moody's.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may make any of the types of investments which either the Growth & Income Fund (as described above) or the Intermediate Bond Fund (as described below) may make.

Tax-Exempt Bond Fund

      As noted in the Investor Shares Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which MAM deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities."

      The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Intermediate Bond Fund

      As described in the Investor Shares Prospectus, the investment objective of the Intermediate Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of high grade bonds and notes of non-governmental issuers and U.S. Government Securities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which MAM deems to include all debt securities for this purpose.

      The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless MAM believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("Ginne Mae") or the Federal National Mortgage Association ("Fannie Mae"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless MAM believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

      The securities in which the Fund invests include, but are not limited to:

   - corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of MAM;

   - asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

   - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

   - obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

   -  mortgage-backed securities;

   -  collateralized mortgage obligations; and

   -  repurchase agreements collateralized by eligible investments.

   If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      The Fund may also engage in options transactions for hedging purposes.

Short Term Bond Fund

      As described in the Investor Shares Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by MAM to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, together, the "Money Funds")

      Each Money Fund will invest only in securities that MAM, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities."

      As described in the Prospectuses, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when MAM believes the risks are minimal.

      Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio.

      As described in the Prospectuses, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

      The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

      After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses.

                             INVESTMENT RESTRICTIONS

      In addition to its investment objectives and policies set forth in the Prospectuses, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

      Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectuses will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

      Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

Investment Restrictions - Non-Money Funds

      Each Non-Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

      (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Invest in companies for the purpose of exercising control or management.

      (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

      (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

      (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.) This policy does not limit the ability of the Non-Money Funds to invest in the Money Funds consistent with the terms of the Trust's SEC exemptive order. See "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Investments in Other Investment Companies" herein.

      (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      (7) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment advisor who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

      (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with MAM or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

      (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      (11) With respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

      (12) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

      Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies
(11) and (12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

      Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

      Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

      Each Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

      (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

      (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

      (4) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

      (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

      (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      (7) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

      (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

      (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

      (4) Make investments for the purpose of exercising control or management.

      (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of MAM to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

      (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

      A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

      As described in the Prospectuses, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

   - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

   - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

   - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

   - "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

   - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

   As described in the Prospectuses, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

      As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

      Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

      In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

      The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

      When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Trust expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Trust does not expect to assign any value to stand-by commitments.

      The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but MAM will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN ISSUED SECURITIES

      Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

      MAM will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by MAM to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

      The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

      Each Fund may engage in options transactions for hedging purposes.

      An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

      If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

      The successful use of options depends in part on the ability of MAM to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

      An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

      The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

      A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

      Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and MAM expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

      Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

      When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

      Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

      Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

      The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

      Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

      Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

      Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

      Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

      The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

      A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

      Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, MAM and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

      Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

      Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

      The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

      The successful use of transactions in futures and related options also depends on the ability of MAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

      The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

      Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

      CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

   - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

   - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

   - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

   No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

   A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

   Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

   The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

      Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays MAM and the Fund's other expenses.

      Pursuant to the terms of an exemptive order received by the Trust from the SEC, each of the Non-Money Funds may purchase and redeem shares of the Money Funds. Any such investments will result in MAM receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

PORTFOLIO TURNOVER

      Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of a Fund's investment policies, a Fund's portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne by the Funds, thereby decreasing the Funds' total return. High turnover rates may also result in a higher level of taxable capital gains.

                             MANAGEMENT OF THE TRUST

      Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' advisor, custodian and other service-providers.

The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

                                                                                                       NUMBER OF
                                             TERM OF OFFICE(2)                                       PORTFOLIOS IN       OTHER
                            POSITION(S) WITH   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING THE    FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS AND AGE         THE TRUST(1)      TIME SERVED              PAST FIVE YEARS               OVERSEEN          HELD
-------------------------   ---------------- ---------------   ------------------------------------  -------------  ---------------
Interested Trustees(3)

Brad L. Badgley(4) (52)     Trustee           10/97 - present  Attorney, Brad L. Badgley, P.C.;            8        Bank Star One
c/o Brad L. Badgley, P.C.                                      Director, Magna Trust Company (an                    (1995 to
26 Public Square                                               affiliate of Magna Bank, N.A.,                       present)
Belleville, Illinois 62220                                     which merged into Union Planters
                                                               Bank, National Association ("Union
                                                               Planters Bank") in 1998) (until
                                                               1997)

Non-Interested Trustees(3)

Harry R. Maier (58)         Trustee;          12/95 - present  President, Memorial Hospital,               8             None
c/o Memorial Hospital       Member of                          Belleville, Illinois (since 1977);
4500 Memorial Drive         Audit,                             Chief Executive Officer of various
Belleville, IL  62226       Nominating and                     affiliates of Memorial Hospital
                            Valuation                          (since 1987)(5)
                            Committees

Neil Seitz  (61)            Trustee;          4/96 - present   Professor, School of Business, Saint        8             None
c/o School of Business      Member of                          Louis University (since 1975);
Saint Louis University      Audit,                             Dean, School of Business, Saint
3674 Lindell Blvd.          Nominating and                     Louis University (1993 - 2002)
St. Louis, MO 63108         Valuation
                            Committees

----------
(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

(3) As used in this Statement of Additional Information, the term "Interested Trustee" refers to those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, and the term "Non-Interested Trustees" refers to those Trustees who are not "interested persons" of the Trust.

(4) Mr. Badgley is an "interested person" of the Trust by reason of owning shares of Regions Financial Corporation, the ultimate parent company of Morgan Asset Management, Inc.

(5) Morgan Asset Management, Inc. manages investment assets for Memorial Hospital and its affiliates.

                                                                                                           NUMBER OF
                                                TERM OF OFFICE(2)                                        PORTFOLIOS IN    OTHER
                             POSITION(S) WITH    AND LENGTH OF       PRINCIPAL OCCUPATIONS DURING THE     FUND COMPLEX DIRECTORSHIPS
  NAME, ADDRESS AND AGE        THE TRUST(1)       TIME SERVED                  PAST FIVE YEARS              OVERSEEN       HELD
  ---------------------      ----------------   -----------------    --------------------------------    ------------- -------------
Eugene K. Cashman, Jr. (63) Trustee; Member of  12/01 - present   President and Chief Executive Officer,        8          None
c/o LHS, Inc.               Audit, Nominating                     Le Bonheur Health Systems, Inc. (since
1000 Ridgeway Loop Road     and Valuation                         1983); President of various affiliates
Ste. 310                    Committees                            of Le Bonheur Health Systems, Inc.
Memphis, TN 38120                                                 (since 1983)

Officers of the Trust

R. Jeffrey Young (40)       President           7/03 - present    Senior Vice President, BISYS Fund            N/A         N/A
c/o BISYS Fund Services                         (President);      Services (since 1993)
3435 Stelzer Road                               7/00 - 7/03
Columbus, Ohio 43219                            (Secretary);
                                                4/02 - 7/03
                                                (Treasurer)

Charles L. Booth (44)       Vice President      10/97 - present   Senior Vice President, BISYS Fund            N/A         N/A
c/o BISYS Fund Services                                           Services (since 1988)
3435 Stelzer Road
Columbus, Ohio 43219

Charles J. Daly (33)        Secretary           7/04 - present    Counsel, BISYS Fund Services (since          N/A         N/A
c/o BISYS Fund Services                                           November 2003); Associate, Goodwin
3435 Stelzer Road                                                 Procter LLP (2001 - 2003)
Columbus, Ohio 43219

Troy A. Sheets (33)         Treasurer           7/03 - present    Vice President, Financial Services,          N/A         N/A
c/o BISYS Fund Services                                           BISYS Fund Services (since April
3435 Stelzer Road                                                 2002); Senior Manager, KPMG LLP
Columbus, Ohio 43219                                              (August 1993 - March 2002)

Alaina V. Metz (37)         Assistant Secretary 10/97 - present   Chief Administrator, Administration          N/A         N/A
c/o BISYS Fund Services                                           Services, BISYS Fund Services (since
3435 Stelzer Road                                                 1995)
Columbus, Ohio 43219

David George (52)           Chief Compliance    9/04 - present    Chief Compliance Officer, Morgan Asset       N/A         N/A
Morgan Keegan, & Co., Inc.  Officer/AML                           Management, Inc. and a Senior Vice
52 North Front Street       Compliance Officer                    President of Morgan Keegan & Company,
Memphis, Tennessee 38103                                          Inc. (since August 2004); Assistant
                                                                  Director of Compliance and Senior Vice
                                                                  President of Morgan Keegan & Company,
                                                                  Inc. (April 2002 to August 2004);
                                                                  Branch Manager and First Vice
                                                                  President of Morgan Keegan & Company,
                                                                  Inc. (April 2001 to April 2002);
                                                                  Branch Administrative Officer of the
                                                                  Private Client Group and First Vice
                                                                  President of Morgan Keegan & Company,
                                                                  Inc. (July 1999 to April 2001);
                                                                  Compliance Administrator and Vice
                                                                  President of Morgan Keegan & Company,
                                                                  Inc. (August 1995 to July 1999)

(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

      The Board of Trustees has three standing committees - the Audit Committee, the Nominating Committee and the Valuation Committee. Each committee currently consists of Messrs. Cashman, Maier and Seitz. Below is a brief description of each of these committees.

      The Audit Committee consists of only Trustees who are not "interested persons" of the Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Trust's independent registered public accounting firm to the full Board of Trustees and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met twice during the fiscal year ended August 31, 2004.

      The Nominating Committee consists of only Trustees who are not "interested persons" of the Trust. The Nominating Committee nominates any new Non-Interested Trustee and determines the level and manner of compensation of the Non-Interested Trustees of the Trust. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a Fund, provided the shareholders' recommendations comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934 (the "1934 Act"). The Nominating Committee did not meet during the fiscal year ended August 31, 2004.

      The Valuation Committee is responsible for determining the fair value of the Trust's securities and other assets under certain circumstances in accordance with the Trust's valuation procedures. At least one member of the Valuation Committee must be a Non-Interested Trustee. The Valuation Committee did not meet during the fiscal year ended August 31, 2004.

      The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

      The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2004 to the persons who served as Trustees during all or any portion of such fiscal year:

                               COMPENSATION TABLE

                               TOTAL
                            COMPENSATION       TOTAL COMPENSATION FROM
          PERSON             FROM TRUST              FUND COMPLEX
          ------            ------------       -----------------------
Non-Interested Trustees

Eugene K. Cashman             $12,000                   $12,000

Harry R. Maier*               $12,000                   $12,000

Neil Seitz                    $12,000                   $12,000

Interested Trustees

Brad L. Badgley               $12,000                   $12,000

* During the fiscal year ended August 31, 2004, Mr. Maier deferred all of his compensation from the Trust. As of August 31, 2004, Mr. Maier has deferred an aggregate amount of compensation (together with any gains and losses) equal to $73,783.

The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2003.

                                                                                              Aggregate Dollar
                                                                    Dollar Range of            Range of Trust
   Name of Trustee                          Fund                      Fund Shares                   Shares
   ---------------                          ----                    ---------------           ----------------
Interested Trustees:

Brad L. Badgley                     Growth & Income Fund           $50,001-$100,000            $50,001-$100,000

                                    Intermediate Bond Fund         $10,001-$ 50,000            $50,001-$100,000

Non-Interested Trustees:

Harry R. Maier                      Growth & Income Fund           $10,001-$ 50,000            $50,001-$100,000

                                    Intermediate Bond Fund         $10,001-$ 50,000            $50,001-$100,000

                                    Money Market Fund              $50,001-$100,000            $50,001-$100,000

Neil Seitz                          Growth & Income Fund           $10,001-$5 0,000            $10,001-$ 50,000

Eugene K. Cashman, Jr.              None                           None                        None

      Each of the Trust, MAM, BISYS Fund Services, and BISYS Fund Services, Limited Partnership ("BISYS, L.P." or the "Distributor"), the Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

      Lewis Laughlin, Chairman Emeritus of Union Planters Investment Advisors, has served on the Board of Directors of Memorial Foundation, Inc. and Southwest Illinois Health Ventures, Inc. since 1985. Mr. Maier is President of Memorial Hospital and is Chief Executive Officer of various affiliates of Memorial Hospital, including Memorial Foundation, Inc., Memorial Group, Inc. and Southwest Illinois Health Ventures, Inc.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), MAM provides investment advice for, and supervises the investment programs of, the

Funds. MAM, located at 417 North 20th Street, Birmingham, Alabama 35203, is an indirect wholly-owned subsidiary of Regions Financial Corporation, a bank holding company incorporated in Tennessee. Regions Financial Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $84.1 billion as of September 30, 2004. Through their offices in several states, Regions Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

      Prior to June 30, 2004, Union Planters Investment Advisors served as investment advisor to each of the Funds. On June 30, 2004, Union Planters Corporation, the parent of Union Planters Investment Advisors, merged with and into Regions Financial Corporation and MAM assumed the duties of Union Planters Investment Advisors under each of the Advisory Agreements.

      Prior to May 7, 2001, Union Planters Bank served as investment advisor to each of the Funds. On May 7, 2001, Union Planters Investment Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Investment Advisors were both subsidiaries of Union Planters Corporation.

      Each of the Funds pays MAM an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Advisor with respect thereto, are set forth in the Prospectuses, as may be amended from time to time.

      The Advisory Agreement provides that it will continue in effect until September 30, 2005 and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by MAM upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by MAM to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or MAM.

      Each Advisory Agreement provides that MAM shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      MAM and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining MAM as advisor for the Funds outweighs the disadvantages, if any, which might result from these practices.

      During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Investment Advisors ("UPIA") (for 2002 and 2003) and to UPIA and MAM (for 2004), pursuant to the relevant Advisory
Agreement:

                                      FISCAL YEAR       GROSS (BEFORE                    NET (AFTER
                                     ENDED AUGUST         VOLUNTARY                      VOLUNTARY
            FUND                          31             REDUCTION)       REDUCTION      REDUCTION)
            ----                     ------------       -------------    ----------      ----------
Growth Equity Fund                       2003            $   97,077      $   69,317      $   27,760

                                     2004 (UPIA)         $  237,402      $   83,106      $  154,296

                                      2004 (MAM)         $   55,364      $    3,691      $   51,673

Growth & Income Fund
                                         2002            $1,178,523      $  157,135      $1,021,388

                                         2003            $1,006,595      $  110,376      $  896,219

                                     2004 (UPIA)         $  978,658      $   65,243      $  913,415

                                      2004 (MAM)         $  192,224      $        0      $  192,224

Balanced Fund
                                         2002            $  357,167      $  100,696      $  256,471

                                         2003            $  355,401      $  103,171      $  252,230

                                     2004 (UPIA)         $  349,146      $   87,287      $  261,859

                                      2004 (MAM)         $   71,917      $   17,979      $   53,938

Tax-Exempt Bond Fund
                                         2002            $   90,179      $   90,179      $        0

                                         2003            $   94,074      $   94,074      $        0

                                     2004 (UPIA)         $   82,493      $   67,628      $   14,865

                                      2004 (MAM)         $   15,524      $   10,867      $    4,657

Intermediate Bond Fund
                                         2002            $  572,706      $   77,488      $  495,218

                                         2003            $  590,988      $   46,735      $  544,253

                                     2004 (UPIA)         $  480,044      $   19,200      $  460,844

                                      2004 (MAM)         $   90,097      $    3,604      $   86,493

Short Term Bond Fund
                                         2002            $  143,821      $  101,699      $   42,122

                                         2003            $  202,200      $  108,260      $   93,940

                                     2004 (UPIA)         $  279,777      $  115,216      $  164,561

                                      2004 (MAM)         $   66,538      $   24,196      $   42,342


Tax-Exempt Money Market Fund
                                         2002            $  119,091      $  103,441      $   15,650

                                         2003            $  115,838      $   76,868      $   38,970

                                     2004 (UPIA)         $   78,685      $   42,549      $   36,136

                                      2004 (MAM)         $   14,630      $   10,972      $    3,658

Money Market Fund
                                         2002            $1,495,350      $  547,193      $  948,157

                                         2003            $1,048,893      $  393,336      $  655,557

                                     2004 (UPIA)         $  769,906      $  288,716      $  481,190

                                      2004 (MAM)         $  150,915      $   56,594      $   94,321

BOARD APPROVAL OF EXISTING ADVISORY AGREEMENTS

      The Board, including all of the Trustees who are not "interested persons" as that term is defined in the 1940 Act (the "Independent Trustees"), held two in-person meetings for the purpose of considering the New Agreement. The Board unanimously determined to approve the New Agreement, subject to shareholder approval, at a meeting held on July 13, 2004. In considering the New Agreement, the Board of Trustees, including the Independent Trustees, received and considered materials specifically relating to MAM and the New Agreement. These materials included (i) information regarding the investment performance of investment portfolios managed by MAM; (ii) information about MAM's personnel, research capabilities, operations and proposed management of the Funds; (iii) information regarding each Fund's investment performance and advisory fees under the Former Agreements as well as the advisory fees proposed under the New Agreement; (iv) representations by MAM that it would provide advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided to each Fund under the Former Agreements;
(v) information from MAM regarding the personnel that would provide advisory services to each Fund; (vi) information regarding MAM's soft dollar practices; and (vii) other information regarding MAM, Regions and the Merger.

      In determining to approve the New Agreement, the Board carefully considered the benefits to shareholders of retaining MAM as investment adviser to each Fund. In this regard, the Board considered a number of factors, including, among others, the nature, scope and quality of services that MAM would likely provide under the New Agreement; that the advisory fee rates and other fees paid by the Funds would not change as a result of implementing the New Agreement; the quality and depth of personnel of the MAM organization before and after the Merger; the capacity of MAM to perform its duties under the New Agreement and its commitment to provide these services in the future; the financial standing of MAM and its affiliates; the experience and expertise of MAM as an investment adviser, both in general, as reflected in the amount of assets under management, and in particular, with respect to its experience managing registered investment companies with investment programs similar to those of the Funds. The Board also considered that the terms of the New Agreement would be substantially identical to the terms of the Former Agreements (except for dates of execution, effectiveness and initial term).

      Based on their evaluation of the all factors they deemed to be relevant, the Trustees, including the Independent Trustees, reached the following conclusions: (i) that MAM was committed to providing advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided under the Former Agreements; (ii) that MAM's resources, including the investment professionals proposed to assume primary responsibilities for managing the Funds under the

New Agreements, were adequate in light of the services to be provided; (iii) that MAM's research capabilities were at least equivalent to the research capabilities of the Former Advisor; and (iv) that the proposed advisory fee rates were fair and reasonable based on the anticipated quality of the services to be provided by MAM.

      After reviewing all factors they deemed to be relevant, the Trustees, including the Independent Trustees, unanimously approved the New Agreement with respect to each Fund and directed that it be presented to the Shareholders of each Fund for approval.

ADMINISTRATOR

      BISYS, L.P., 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

      For the fiscal year ended August 31, 2004 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $73,422 (which is $4,649 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Growth & Income Fund - $296,184 (which is $16,052 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Balanced Fund - $99,659 (which is $5,607 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Tax-Exempt Bond Fund - $32,545 (which is $6,662 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $216,866 (which is $11,191 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Short Term Bond Fund - $118,414 (which is $7,519 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Tax-Exempt Money Market Fund - $34,994 (which is $11,664 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.15% of the Fund's average daily net assets); and the Money Market Fund - $381,915 (which is $78,500 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2003 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $25,888; the Growth & Income Fund - $268,473; the Balanced Fund - $88,654; the Tax-Exempt Bond Fund - $37,639 (which is $6,828 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $236,432; the Short Term Bond Fund - $73,622; the Tax-Exempt Money Market Fund - $49,119 (which is $12,280 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund - $524,452 (which is $77,706 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the

Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

ADMINISTRATIVE SERVICES PLANS (INVESTOR B SHARES AND SWEEP SHARES ONLY)

Investor B Shares of each Fund adopted an Administrative Service Plan (the "Investor B Service Plan"), effective as of October 1, 2002, as referenced in the Investor Shares Prospectus. Sweep Shares of each Fund adopted an Administrative Services Plan (the "Sweep Service Plan", and together with the Investor B Service Plan, the "Service Plans"), effective as of September 1, 2000, as referenced in the Sweep Share Prospectus. This Statement contains additional information that may be of interest to investors.

Continuance of each Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plans must be approved by the Trustees and the Non-Interested Trustees. The Service Plans may be amended to increase or otherwise change the costs Investor B Shares and Sweep Shares bear for services covered by the Service Plans without shareholder vote. The Service Plans may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plans for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

DISTRIBUTION ARRANGEMENTS AND DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN

(INVESTOR A SHARES AND INVESTOR B SHARES ONLY)

      Investor A Shares and Investor B Shares of each Fund have each adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"), as described in the Investor Shares Prospectus. This Statement contains additional information that may be of interest to investors.

      Continuance of each Rule 12b-1 Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds and who have no direct or indirect interest in the Rule 12b-1 Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Rule 12b-1 Plan must be likewise approved by the Trustees and the Qualified Trustees. A Rule 12b-1 Plan may not be amended in order to increase materially the costs which Investor A Shares or Investor B Shares of the Funds may bear for distribution and service pursuant to such plan without also being approved by a majority of the outstanding voting securities of the Investor A Shares or Investor B Shares, respectively, of such Fund. Each Rule 12b-1 Plan automatically terminates in the event of its assignment and may be terminated without penalty, at any time, by a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Investor A Shares of the relevant Fund (with respect to such class of shares) or by the vote of a majority of the outstanding voting securities of the Investor B Shares of the relevant Fund (with respect to such class of shares).

      Rule 12b-1 fees are payable to BISYS, L.P., as distributor, for services rendered and expenses borne by the Distributor in connection with the distribution of Investor A Shares and Investor B Shares, in connection with the personal service rendered to holders of Investor A Shares and Investor B Shares or in connection with the maintenance of accounts of holders of Investor A Shares and Investor B Shares. These fees are payable by the Fund to the Distributor regardless of actual expenses incurred. Benefits to the Funds and their shareholders resulting from the Rule 12b-1 Plans are believed to include
(i) enhanced shareholder service, (ii) asset retention, (iii) enhanced bargaining position with third party service-providers and economies of scale arising from having higher asset levels and (iv) portfolio management opportunities arising from having enhanced positive cash flow.

      The following table shows the amounts of Rule 12b-1 fees paid by Investor A Shares and Investor B Shares of each Fund during the fiscal year ended August 31, 2004:

       Fund                          Investor A Shares      Investor B Shares
       ----                          -----------------      -----------------
Growth Equity Fund                       $ 15,636               $  2,129
Growth & Income Fund                     $ 32,690               $  9,650
Balanced Fund                            $  3,718               $  7,180
Tax-Exempt Bond Fund                     $  7,419               $ 14,992
Intermediate Bond Fund                   $ 22,617               $  8,271
Short Term Bond Fund                     $ 20,999               $ 11,221
Tax-Exempt Money Market Fund             $  3,364                  N/A
Money Market Fund                        $431,484                  N/A

      During the fiscal year ended August 31, 2004, the expenses of BISYS, L.P. relating to the Investor A Shares and Investor B Shares of each Fund's 12b-1 plans were as follows:

Growth Equity Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $15,636         $2,129
Miscellaneous/Other.............................................................                    $     0         $    0

Growth & Income Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $31,415         $9,650
Miscellaneous/Other.............................................................                    $ 1,275         $    0

Balanced Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $3,525          $7,180
Miscellaneous/Other.............................................................                    $  193          $    0

Tax-Exempt Bond Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $7,362         $14,992
Miscellaneous/Other.............................................................                    $   57         $     0

Intermediate Bond Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                   $ 22,539        $8,271
Miscellaneous/Other.............................................................                   $     78        $    0

Short Term Bond Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $20,999        $11,221
Miscellaneous/Other.............................................................                    $     0        $     0

Tax-Exempt Money Market Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                    $3,364          N/A
Miscellaneous/Other.............................................................                    $    0          N/A

Money Market Fund

                                                                                                  Investor A      Investor B
                                                                                                    Shares          Shares
                                                                                                  ----------      ----------
Compensation to broker-dealers..................................................                   $430,655          N/A
Miscellaneous/Other.............................................................                   $    829          N/A

      Investor A Shares of the Funds (other than the Money Funds) are sold subject to an initial sales charge which, together with the applicable dealers' reallowance, are described in the Investor Share Prospectus. The Fund's Distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker- dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Investor A Shares or the amount that the Funds will receive from such sales. In addition, the Distributor may, from time to time, pay a dealer concession of up to 1.00% of the offering price of Investor A Shares purchased without a sales charge.

      Investor B Shares are not sold subject to an initial sales charge, but do bear "contingent deferred sales charges" ("CDSC"), as described in the Prospectus. Redemptions of Investor B Shares within six years of purchase are subject to a CDSC. Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, in its discretion, pay (reallow) the entire CDSC imposed on the redemption of Investor B Shares to investment dealers from time to time.

TRUST EXPENSES

      The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent registered public accounting firm; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

      Custodial Arrangements. Union Planters Bank, One South Church Street, Suite 500, Belleville, Illinois 62220, serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

      Transfer and Dividend Paying Agent. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent and dividend paying agent of each of the Funds. In such capacity, BISYS Fund Services performs certain shareholder servicing functions, including processing purchase and redemption orders and mailing certain Fund communications to shareholders. Pursuant to an agreement with the Trust, BISYS Fund Services receives a fixed annual fee and additional compensation based upon services provided.

      Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

      The report of PricewaterhouseCoopers LLP on the financial statements for the fiscal year ended August 31, 2004 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2004, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers

LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

      It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. MAM or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which MAM places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by MAM's or its affiliates' portfolio managers and analysts. Some of these services are of value to MAM and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because MAM and its affiliates receive these services, even though MAM might otherwise be required to purchase some of these services for cash.

      MAM places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, MAM uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, MAM, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      As permitted by Section 28(e) of the 1934 Act, MAM may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to MAM or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. MAM's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, MAM will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

      During the fiscal year ended August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Growth Equity Fund, approximately $19,443 and $31,437 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Growth & Income Fund, approximately $24,317, $52,416 and $36,078 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Balanced Fund, approximately $2,701, $29,674 and $57,859 respectively, in brokerage commissions. No such commissions were paid to affiliates of the Trust.

      The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy which delegates the authority and responsibility to vote proxies related to its portfolio securities to MAM. Therefore, the Board of Trustees has reviewed and approved the use of the proxy voting policies and procedures of MAM on behalf of each Fund when exercising voting authority on behalf of such Fund. The proxy voting policies and procedures of MAM are attached to this Statement of Additional Information as Appendix C.

      Information regarding how the Trust voted proxies relating to portfolio securities during the recent twelve month period ended June 30 may be obtained free of charge by calling 1-800-219-4182, or by visiting the Trust's web-site at http://www.leadermututalfunds.com; this information may also be obtained at the SEC's web-site, http://www.sec.gov.

      MAM's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees, or a majority of the Board of Trustees.

                      PORTFOLIO HOLDINGS DISCLOSURE POLICY

      It is the policy of the Trust, with respect to each Fund, to disclose to the general public the portfolio holdings of each Fund: (i) in regular public filings made with the Securities and Exchange Commission; and (ii) on a quarterly basis in the Funds' quarterly fact sheets which are available on the Funds' web-site (lag-time on quarterly fact sheets). The Funds may also disclose portfolio holding information in response to requests from regulatory or government entities. Under certain circumstances the Funds may also make portfolio holding information available more frequently to (i) certain service providers to enable the provider to perform its contractual services for the Funds and (ii) rating and ranking organizations. Any other recipients, including individual investors, institutional investors, and affiliated persons, must request information regarding the portfolio holdings of the Funds according to the procedures contained in the Funds' policies. All request for information regarding the portfolio holdings of the Funds must be made to the Funds' President or Treasurer and such information will only be disclosed if (i) the President or Treasurer determines that the Fund has a legitimate business purpose for disclosing the portfolio holdings information; (ii) the disclosure is approved by the Funds' chief compliance officer; and (iii) the recipient signs a confidentiality agreement.

      The Board will review and make a determination regarding the distribution of any portfolio holdings information that may present a conflict of interest between the Funds' shareholders and the Funds' services providers or affiliates. The Board oversees the Funds' portfolio holdings disclosure policies through communications with the Funds' chief compliance officer who is responsible for administering the policy.

                            DESCRIPTION OF THE TRUST

      The Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into eight separate series - one for each of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund, the Short Term Bond Fund, the Tax-Exempt Money Market Fund and the Money Market Fund. Prior to September 1, 2000, the Trust was known as "Magna Funds." Prior to September 1, 2000, the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Bond Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund." Prior to January 1, 2003, the "LEADER Intermediate Bond Fund" was known as the "LEADER Intermediate Government Bond Fund."

SERIES AND CLASSES OF SHARES

      The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

      The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

      The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S INVESTOR A SHARES, INVESTOR B SHARES AND SWEEP SHARES

The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Investor A Shares, Investor B Shares and Sweep Shares of any Fund as of December 13, 2004. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
LEADER BALANCED FUND INV B

MORGAN KEEGAN AND CO FBO
NANCY L PATTERSON ROTH IRA
10117 GUILFORD
INDIANAPOLIS IN 46280
                                       65668.046                67.15%

MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS MO 63130
                                        8403.479                 8.59%

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
LEADER BALANCED INV A

MORGAN KEEGAN AND CO  FBO
DANITA WIGGINS  ROTH IRA
6536 MYRON AVE
SAINT LOUIS MO 63121
                                       57383.073                41.47%

FEDERATED INVESTORS TRUST COMPANY
NORTHEAST ARKANSAS CLINIC
5800 CORPORATE DRIVE
ATTN RELATIONSHIP MANAGER
PITTSBURGH PA 152377000                 25399.57                18.35%

MORGAN KEEGAN AND CO  FBO
JOHN C SNYDER
U A 8 12 83
JOHN C CARMA G SNYDER JOINT TR
DECATUR IL 625213731                    11009.63                 7.96%

LEADER GROWTH & INCOME FUND INV A

ASTON & COMPANY
PO BOX 523
BELLEVILLE IL 62222
                                      127041.778                37.62%

MORGAN KEEGAN AND CO  FBO
LINDA S HUTCHINSON  ROTH IRA
3618 DIXIE DR
SAINT ANN MO 63074
                                       69917.058                20.71%

LEADER GROWTH & INCOME FUND INV B

MORGAN KEEGAN AND CO FBO
MOIRA J ROMINE ROTH IRA
10306 E EDGEWOOD AVE
INDIANAPOLIS IN 46239
                                       34207.352                63.65%

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS MO 63130
                                        3792.299                 7.06%

LEADER GROWTH EQUITY FUND INV A

ASTON & COMPANY
PO BOX 523
BELLEVILLE IL 62222
                                      255753.914                71.83%

MORGAN KEEGAN AND CO FBO
CHARLES A SHEPPARD IRA
2528 W 17TH ST
INDIANAPOLIS IN 46222
                                       48480.255                13.62%

LEADER GROWTH EQUITY FUND INV B

MORGAN KEEGAN AND CO FBO
VELMA VILLAFRANCA IRA
11540 SHEFFIELD
FLORISSANT MO 63033
                                        23290.66                63.62%

MORGAN KEEGAN AND CO FBO
MICHAEL S SANTY
115 TALLMADGE CT
HUNTSVILLE AL 35824
                                         2215.19                 6.05%

LEADER INTERMEDIATE BOND INV A

ASTON & COMPANY
PO BOX 523
BELLEVILLE IL 62222
                                      254813.472                58.59%

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
MORGAN KEEGAN AND CO FBO
DAVID YOUNG IRA
77259 DONNIE ROAD
FOLSOM LA 70437
                                       59027.861                13.57%

LEADER INTERMEDIATE BOND INV B

MORGAN KEEGAN AND CO FBO
GARY W WEBB IRA
9504 WEST MILTON
OVERLAND MO 63114
                                       31158.167                50.25%

LEADER MONEY MARKET - SWEEP

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS TN  8147                      4729271.02               100.00%

LEADER MONEY MARKET INV A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS TN 38103                     60420670.41                98.63%

LEADER SHORT TERM BOND INV A

ASTON & COMPANY
PO BOX 523
BELLEVILLE IL 62222
                                       367917.61                68.17%

MORGAN KEEGAN AND CO FBO
CARL B TERRY IRA
4150 W 116TH ST
ZIONSVILLE IN 46077
                                       52088.255                 9.65%

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
LEADER SHORT TERM BOND INV B

MORGAN KEEGAN AND CO FBO
ROSE MARIE ROGERS IRA
1945 OWENS LANE
CORYDON IN 47112
                                       39757.264                34.49%

MORGAN KEEGAN AND CO FBO
JAMES O MCCALL
708 BINFIELD RD
MARYVILLE TN 37801
                                       10182.397                 8.83%

MORGAN KEEGAN AND CO FBO
HAROLD D BARBER
P O BOX 819
COLLATERAL ACCT W PERRY
HOHENWALD TN 38462                       9657.45                 8.38%

MORGAN KEEGAN AND CO FBO
NANCY HUGHES SMITH
P O BOX 102
PEKIN IN 47165
                                        7317.829                 6.35%

NFSC FEBO PFK-002364
NFS FMTC ROLLOVER IRA
PO BOX 549
LAKE CITY TN 37769
                                        6433.486                 5.58%

MORGAN KEEGAN AND CO FBO
EDMUND R GREEN
1205 GREEN RD
ELIZABETH IN 47117
                                        6198.523                 5.38%

                                                           PERCENT OF THE
                                                             CLASS TOTAL
                                                           ASSETS HELD BY
        FUND/CLASS                   NO. OF SHARES         THE SHAREHOLDER
        ----------                   -------------         ---------------
LEADER TAX EXEMPT MONEY MARKET INV A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS TN 38103                      2703986.24                99.92%

LEADER TAX-EXEMPT BOND FUND INV A

ASTON & COMPANY
PO BOX 523
BELLEVILLE IL 62222
                                       92924.304                58.01%

MORGAN KEEGAN COMPANY INC
FBO ORLANDO E PANFILE
2331 PEBBLE CREEK LANE
ALTON IL 62002
                                        8997.394                 5.62%

LEADER TAX-EXEMPT BOND FUND INV B

MORGAN KEEGAN AND CO FBO
UM ROGERS
2836 VALLEY HOME ROAD
MORRISTOWN TN 37813
                                       19273.993                15.60%

MORGAN KEEGAN AND CO  FBO
CARL E MOYERS
2947 FALCON ROAD
WHITE PINE TN 37890
                                        9974.035                 8.07%

MORGAN KEEGAN AND CO  FBO
RUTH C HOLT
669 E HUNT RD
ALCOA TN 37701
                                        8252.472                 6.68%

                                                               PERCENT OF THE
                                                                 CLASS TOTAL
                                                               ASSETS HELD BY
        FUND/CLASS                       NO. OF SHARES         THE SHAREHOLDER
        ----------                       -------------         ---------------
MORGAN KEEGAN AND CO  FBO
CHRISTINE O GILES
PO BOX 85
MADISONVILLE TN 37354
                                            6259.597                 5.07%

LEADER TAX-EXEMPT MONEY MARKET - SWEEP

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS TN 38147                          1109271.02               100.00%

      As of December 13, 2004, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of any class of any Fund.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds

      The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (Except for the Money Funds)

      Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds

      Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

      By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. MAM makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds -1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

      Please see the Prospectuses under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

      A shareholder's investment in any Fund received and verified in good order is credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

      The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

      The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN - INVESTOR A SHARES AND INVESTOR B SHARES ONLY

      A Systematic Withdrawal Plan, referred to in the Investor Shares Prospectus under "Shareholder Information," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $5,000 at the time the plan is established.

      Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

      Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax advisor before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

CHECK WRITING - INVESTOR A SHARES OF MONEY FUNDS ONLY

      A Money Fund Investor A Share shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS Fund Services at 1-800-219-4182 to receive the application and related materials. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. A minimum account balance, as disclosed in the Investor A Share Prospectus from time to time, may also apply.

      If you use withdrawal checks, you will be subject to rules governing checking accounts of the bank on which your checks will be drawn. The Money Funds, MAM, BISYS Fund Services and their respective affiliates are in no way responsible for any check writing account established with such bank.

      A shareholder may not close its Money Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by the bank on which the check is drawn.

AUTOMATIC INVESTMENT

      The Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $50 or more from its bank checking or savings account to purchase shares of the Fund (or any other fund of the Trust).

      For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

      To add the automatic investment plan option to an existing account, please call BISYS Fund Services at 1-800-219-4182 for an application.

                                   REDEMPTIONS

      The procedures for redemption of Fund shares are summarized in the Prospectuses under "Shareholder Information."

      Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectuses.

      If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

      In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS Fund Services, Union Planters Bank and MAM are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Trust reasonably believes that the instructions are authentic.

      The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

      Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

      Subject to limited exceptions described below, the non-Money Funds will impose a redemption fee of 2.00% on redemptions (including redemptions by exchange) of Investor A Shares and Investor B Shares that were owned for 30 days or less. The redemption fee will be deducted from your redemption proceeds and retained by your Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will be applied assuming that shares held the longest are redeemed first. Shares purchased prior to February 1, 2004 are not subject to the redemption fee.

      The redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing activities, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the redemption fee does not apply to shares purchased through reinvested dividends or distributions.

      A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS" below.

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

      It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectuses for information regarding the frequency with which each Fund declares and pays dividends.

      Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

      As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds

      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

      If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions

      Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectuses. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

      Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

      Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

      Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Qualified Dividend Income

      For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

      In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Exempt-Interest Dividends

      Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

      If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

      Each shareholder is advised to consult his or her tax advisor with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares

      Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

      Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

      A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities

      A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging

      If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes

      A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

      A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding

      Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through the end of 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Other

      Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement of Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

      Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state or local taxes.

      The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

      Obligations Backed by Full Faith and Credit of the U.S. Government - are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

      Other U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

      Repurchase Agreements - are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

      Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Yankee dollar Obligations - obligations of U.S. branches of foreign banks.

      Commercial Obligations - include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

CORPORATE BONDS

                                       AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER

Commercial paper rated A-1 by S&P has the following characteristics:

Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

The rating C is reserved for income bonds on which no interest is being paid.

                                        D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

CORPORATE BONDS

                                       Aaa

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated Baa are considered as medium-grade obligations;
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

Ca

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

COMMERCIAL PAPER

The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                                   APPENDIX C

                      PROXY VOTING POLICIES AND PROCEDURES

The Firm's Policy & Procedures Manual regarding proxy voting provides:

         Subject to the specific written direction from a client, proxy voting shall be the responsibility of the Firm's Equity Policy Committee, which has delegated the responsibility for voting proxies for which it has the responsibility to vote to an unaffiliated service provider.

These procedures are adopted by the Firm's Equity Policy Committee (the "Committee") pursuant to the policy cited above.

1. EVALUATION AND VOTING

The Firm has delegated proxy-voting authority to an outside service provider that will receive each proxy that the Firm has the responsibility to vote. The designated service provider will review the issues presented by the proxy and, where it is appropriate to do so, will vote the proxy in accordance with the Firm's proxy voting guidelines.

If the proxy presents issues not addressed in the proxy voting guidelines or the Committee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the Committee will review the issue and the Firm will cast it's vote based upon the recommendation of the Committee.

2. CONFLICT OF INTEREST

The use of a third party proxy voting service is designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients. The Firm has delegated the responsibility for voting proxies for whom the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

3. REPORTING

The Committee will review and maintain Vote Summary Reports received from the outside service provider relating to the voting of proxies.

UNION PLANTERS INVESTMENT ADVISORS, INC.
Policy and Procedures Manual

Section: General                                                 Policy No. 1.7

EFFECTIVE DATE: JUNE 2003
PROXY VOTING POLICY

General Provisions

It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

Subject to specific written direction from a client, proxy voting shall be the responsibility of the Firm's Equity Policy committee, which has employed a third party service to cast proxy votes on the Firm's behalf in accordance with established voting guidelines.

If a proxy represents an issue not addressed in the guidelines, or if the Firm believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the vote shall be cast by the Firm's Equity Policy Committee.

Conflicts of Interest

The use of a third party proxy voting service is designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients. The Firm has delegated the responsibility for voting proxies for whom the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

Disclosure

The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

The Firm will retain records relating to the voting of proxies, including:

      - A copy of policies, procedures and guidelines relating to the voting of proxies.

      - Voting Summary Reports provided by a third party including a record of how each issue was voted.

      - A copy of any document used by the Firm's Equity Policy Committee that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

      - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                PROXY VOTING GUIDELINES FOR U.S. COMPANIES - 2004

                    UNION PLANTERS INVESTMENT ADVISORS, INC.

-     DEFAULT: WITH MANAGEMENT

-     BUNDLED: VOTE AGAINST IF AN AGAINST IS TRIGGERED

        ELECT DIRECTORS (1000)

1000-1       Always Vote FOR all uncontested director nominees.                                                              X
1000-2       WITHHOLD votes from ALL nominees if the board lacks an audit, compensation, or nominating committee.
1000-3       WITHHOLD votes from ALL nominees IF the board will consist of more than XX directors after the election.
1000-4       WITHHOLD votes from ALL nominees IF the board will consist of fewer than XX directors after the election.
1000-5       WITHHOLD votes from ALL nominees IF the company has adopted a classified board structure for the election of directors.
1000-6       WITHHOLD votes from ALL nominees IF the company does not have an independent chair or lead director.
1000-7       WITHHOLD votes from ALL nominees IF the board does not include at least one woman director.
1000-8       WITHHOLD votes from ALL nominees IF the board does not include at least one minority director.
1000-9       WITHHOLD votes from ALL nominees IF the board did not act to implement a policy requested by a shareholder proposal that received majority voting support in the prior two years.
1000-10      WITHHOLD votes from ALL nominees if the board adopted or renewed a poison pill without shareholder approval during the current or prior year.
1000-11      WITHHOLD votes from ANY non-independent nominee (excluding the CEO) IF XX% or more of the directors are not independent.
1000-12      WITHHOLD votes from ANY employee nominee who serves on the audit, compensation, or nominating committee.
1000-13      WITHHOLD votes from ANY non-independent nominee who serves on the audit committee IF XX% or more of directors serving on the audit committee are not independent.
1000-14      WITHHOLD votes from ANY non-independent nominee who serves on the compensation committee IF XX% or more of directors serving on the compensation committee are not independent.
1000-15      WITHHOLD votes from ANY non-independent nominee who serves on the nominating committee IF XX% or more of directors serving on the nominating committee are not independent.
1000-16      WITHHOLD votes from ANY nominee who serves on the audit committee IF the fees paid by the company for non-audit services in the prior fiscal year exceed XX% of the aggregate fees paid to the company's outside auditor.
1000-17      WITHHOLD votes from ANY nominee who is retired from active employment and serves on boards at more than
             XX other major companies.
1000-18      WITHHOLD votes from ANY nominee who is employed full-time and serves on boards at more than XX other major companies.

1000-19      WITHHOLD votes from ANY nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.
1000-20      WITHHOLD votes from ANY nominee who has served on the board for more than XX years.
1000-21      WITHHOLD votes from ANY nominee who owns no company stock and has served on the board for more than XX years.
1000-22      WITHHOLD votes from ANY nominee who is more than XX years old.
1000-23      WITHHOLD votes from ANY shareholder-nominated nominee.
1000-24      WITHHOLD votes from ANY nominee who is the target of a "vote no" campaign.
1000-25      WITHHOLD votes from ANY nominee if the company does not ask for shareholder approval to ratify its auditors.

        CONTESTED ELECTION OF DIRECTORS (1001)                                  CASE-BY-CASE

1001-1       Always vote FOR all management nominees.
1001-2       Always vote AGAINST all management nominees.

        RATIFY SELECTION OF AUDITORS (1010)

1010-1       Always vote FOR a management proposal to ratify the board's selection of auditors.                              X
1010-2       Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.
1010-3       Vote AGAINST IF the non-audit services exceed XX% of fees.
1010-4       Vote AGAINST IF the auditors have served more than XX consecutive years.

        APPROVE NAME CHANGE (1020)

1020-1       Always vote FOR a management proposal to change the company name.                                               X
1020-2       Always vote AGAINST a management proposal to change the company name.

        APPROVE OTHER BUSINESS (1030)

1030-1       Always vote FOR a management proposal to approve other business.                                                X
1030-2       Always vote AGAINST a management proposal to approve other business.

        ADJOURN MEETING (1035)

1035-1       Always vote FOR a management proposal to adjourn the meeting.                                                   X
1035-2       Always vote AGAINST a management proposal to adjourn the meeting.

        APPROVE TECHNICAL AMENDMENTS (1040)

1040-1       Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.                X
1040-2       Always vote AGAINST a management proposal to make technical amendments to the charter and/or bylaws.

        APPROVE FINANCIAL STATEMENTS (1050)

1050-1       Always vote FOR a management proposal to approve financial statements.                                          X
1050-2       Always vote AGAINST a management proposal to approve financial statements.

        INCREASE AUTHORIZED COMMON STOCK (1100)

1100-1       Always vote FOR a management proposal to increase authorized common stock.                                      X
1100-2       Always vote AGAINST a management proposal to increase authorized common stock.
1100-3       Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
1100-4       Vote AGAINST IF the dilution represents more than XX% of current authorized shares.

        DECREASE AUTHORIZED COMMON STOCK (1101)

1101-1       Always vote FOR a management proposal to decrease authorized common stock.                                      X
1101-2       Always vote AGAINST a management proposal to decrease authorized common stock.

        AMEND AUTHORIZED COMMON STOCK (1102)

1102-1       Always vote FOR a management proposal to amend authorized common stock.                                         X
1102-2       Always vote AGAINST a management proposal to amend authorized common stock.

        APPROVE COMMON STOCK ISSUANCE (1103)

1103-1       Always vote FOR a management proposal to approve the issuance of authorized common stock.                       X
1103-2       Always vote AGAINST a management proposal to approve the issuance of authorized common stock.
1103-3       Vote AGAINST IF the dilution represents more than XX% of current outstanding voting power before the stock issuance.
1103-4       Vote AGAINST IF the stock would be issued at a discount to the fair market value.
1103-5       Vote AGAINST IF the issued common stock has superior voting rights.

        APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS (1104)

1104-1       Always vote FOR a management proposal to approve the issuance or exercise of stock warrants.                    X
1104-2       Always vote AGAINST a management proposal to approve the issuance or exercise of stock warrants.
1104-3       Vote AGAINST IF the warrants, when exercised, would exceed XX% of the outstanding voting power.

        AUTHORIZE PREFERRED STOCK (1110)

1110-1       Always vote FOR a management proposal to authorize preferred stock.
1110-2       Always vote AGAINST a management proposal to authorize preferred stock.
1110-3       Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.                   X

        INCREASE AUTHORIZED PREFERRED STOCK (1111)

1111-1       Always vote FOR a management proposal to increase authorized preferred stock.
1111-2       Always vote AGAINST a management proposal to increase authorized preferred stock.
1111-3       Vote AGAINST IF the proposed increase creates potential dilution of more than XX%.
1111-4       Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.                   x

        DECREASE AUTHORIZED PREFERRED STOCK (1112)

1112-1       Always vote FOR a management proposal to decrease authorized preferred stock.                                   X
1112-2       Always vote AGAINST a management proposal to decrease authorized preferred stock.

        CANCEL SERIES OF PREFERRED STOCK (1113)

1113-1       Always vote FOR a management proposal to cancel a class or series of preferred stock.                           X
1113-2       Always vote AGAINST a management proposal to cancel a class or series of preferred stock.

        AMEND AUTHORIZED PREFERRED STOCK (1114)

1114-1       Always vote FOR a management proposal to amend preferred stock.                                                 X
1114-2       Always vote AGAINST a management proposal to amend preferred stock.

        APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK (1115)

1115-1       Always vote FOR a management proposal to issue or convert preferred stock.
1115-2       Always vote AGAINST a management proposal to issue or convert preferred stock.
1115-3       Vote AGAINST IF the dilution represents more than XX% of the total voting power.
1115-4       Vote AGAINST IF the shares have voting rights superior to those of other shareholders.                          X

        ELIMINATE PREEMPTIVE RIGHTS (1120)

1120-1       Always vote FOR a management proposal to eliminate preemptive rights.
1120-2       Always vote AGAINST a management proposal to eliminate preemptive rights.                                       X

        RESTORE PREEMPTIVE RIGHTS (1121)

1121-1       Always vote FOR a management proposal to create or restore preemptive rights.                                   X
1121-2       Always vote AGAINST a management proposal to create or restore preemptive rights.

        AUTHORIZE DUAL CLASS STOCK (1130)

1130-1       Always vote FOR a management proposal to authorize dual or multiple classes of common stock.
1130-2       Always vote AGAINST a management proposal to authorize dual or multiple classes of common stock.
1130-3       Vote AGAINST IF the shares have inferior or superior voting rights.                                             X

        ELIMINATE DUAL CLASS STOCK (1131)

1131-1       Always vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.         X
1131-2       Always vote AGAINST a management proposal to eliminate authorized dual or multiple classes of common stock.

        AMEND DUAL CLASS STOCK (1132)

1132-1       Always vote FOR a management proposal to amend authorized dual or multiple classes of common stock.             X
1132-2       Always vote AGAINST a management proposal to amend authorized dual or multiple classes of common stock.

        INCREASE AUTHORIZED DUAL CLASS STOCK (1133)

1133-1       Always vote FOR a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.
1133-2       Always vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.
1133-3       Vote AGAINST IF it will allow the company to issue additional shares with superior voting rights.               X
1133-4       Vote AGAINST IF the dilution is more than XX% of the outstanding voting power.
1133-5       Vote AGAINST IF the dilution is more than XX% of the class of stock.

        APPROVE SHARE REPURCHASE (1140)

1140-1       Always vote FOR a management proposal to approve a stock repurchase program.                                    X
1140-2       Always vote AGAINST a management proposal to approve a stock repurchase program.

        APPROVE STOCK SPLIT (1150)

1150-1       Always vote FOR a management proposal to approve a stock split.                                                 X
1150-2       Always vote AGAINST a management proposal to approve a stock split.

        APPROVE REVERSE STOCK SPLIT (1151)

1151-1       Always vote FOR a management proposal to approve reverse a stock split.
1151-2       Always vote AGAINST a management proposal to approve reverse a stock split.
1151-3       Vote AGAINST IF the company does not intend to proportionally reduce the number of authorized shares.           X

        APPROVE MERGER/ACQUISITION (1200)                                       CASE-BY-CASE

1200-1       Always vote FOR a management proposal to merge with or acquire another company.
1200-2       Always vote AGAINST a management proposal to merge with or acquire another company.
1200-3       Vote AGAINST IF the combined entity would be controlled by a person or group.
1200-4       Vote AGAINST IF the change-in-control provision would be triggered.
1200-5       Vote AGAINST IF the current shareholders would be minority owners of the combined company.
1200-6       Vote AGAINST IF the combined entity would reincorporate or change its governance structure.
1200-7       Vote AGAINST IF the company's board did not obtain a fairness opinion from an investment bank.
1200-8       Vote AGAINST IF the proposal would move the target company's location outside of the U.S.

        APPROVE RECAPITALIZATION (1209)

1209-1       Always vote FOR a management proposal to approve recapitalization.                                              X
1209-2       Always vote AGAINST a management proposal to approve recapitalization.

        APPROVE RESTRUCTURING (1210)

1210-1       Always vote FOR a management proposal to restructure the company.                                               X
1210-2       Always vote AGAINST a management proposal to restructure the company.

        APPROVE BANKRUPTCY RESTRUCTURING (1211)

1211-1       Always vote FOR a management proposal on bankruptcy restructurings.                                             X
1211-2       Always vote AGAINST a management proposal on bankruptcy restructurings.

        APPROVE LIQUIDATION (1212)

1212-1       Always vote FOR a management proposal to approve liquidation.                                                   X
1212-2       Always vote AGAINST a management proposal to approve liquidation.

        APPROVE REINCORPORATION (1220)

1220-1       Always vote FOR a management proposal to reincorporate in a different state.

1220-2       Always vote AGAINST a management proposal to reincorporate in a different state.
1220-3       Vote AGAINST IF the proposal would reduce shareholder rights.                                                   X
1220-4       Vote AGAINST IF the proposal would move the target company's location outside of the U.S.

        APPROVE LEVERAGED BUYOUT (1230)

1230-1       Always vote FOR a management proposal to approve a leveraged buyout of the company.
1230-2       Always vote AGAINST a management proposal to approve a leveraged buyout of the company.
1230-3       Vote AGAINST IF the company's board did not obtain a fairness opinion from an investment bank.                  X

        APPROVE SPIN-OFF (1240)

1240-1       Always vote FOR a management proposal to spin-off certain company operations or divisions.                      X
1240-2       Always vote AGAINST a management proposal to spin-off certain company operations or divisions.

        APPROVE SALE OF ASSETS (1250)

1250-1       Always vote FOR a management proposal to approve the sale of assets.                                            X
1250-2       Always vote AGAINST a management proposal to approve the sale of assets.

        ELIMINATE CUMULATIVE VOTING (1300)

1300-1       Always vote FOR a management proposal to eliminate cumulative voting.                                           x
1300-2       Always vote AGAINST a management proposal to eliminate cumulative voting.

        ADOPT CUMULATIVE VOTING (1301)

1301-1       Always vote FOR a management proposal to adopt cumulative voting.                                               X
1301-2       Always vote AGAINST a management proposal to adopt cumulative voting.

        ADOPT DIRECTOR LIABILITY PROVISION (1310)

1310-1       Always vote FOR a management proposal to limit the liability of directors.                                      X
1310-2       Always vote AGAINST a management proposal to limit the liability of directors.

        AMEND DIRECTOR LIABILITY PROVISION (1311)

1311-1       Always vote FOR a management proposal to amend director liability provisions.                                   X
1311-2       Always vote AGAINST a management proposal to amend director liability provisions.

        ADOPT INDEMNIFICATION PROVISION (1320)

1320-1       Always vote FOR a management proposal to indemnify directors and officers.                                      X
1320-2       Always vote AGAINST a management proposal to indemnify directors and officers.

        AMEND INDEMNIFICATION PROVISION (1321)

1321-1       Always vote FOR a management proposal to amend provisions concerning the indemnification of directors           X
             and officers.
1321-2       Always vote AGAINST a management proposal to amend provisions concerning the indemnification of directors and officers.

        APPROVE BOARD SIZE (1332)

1332-1       Always vote FOR a management proposal to set the board size.
1332-2       Always vote AGAINST a management proposal to set the board size.
1332-3       Vote AGAINST IF the proposal reduces the board size and the company has cumulative voting.
1332-4       Vote AGAINST IF the proposed maximum board size is greater than XX directors.
1332-5       Vote AGAINST IF the proposed minimum board size is less than XX directors.
1332-6       Vote AGAINST IF the board will consist of more than XX directors.
1332-7       Vote AGAINST IF the board will consist of fewer than 3 directors.                                               X

        NO SHAREHOLDER APPROVAL TO FILL VACANCY (1340)

1340-1       Always vote FOR a management proposal to allow the directors to fill vacancies on the board without
             shareholder approval.                                                                                           X
1340-2       Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

        GIVE BOARD AUTHORITY TO SET BOARD SIZE (1341)

1341-1       Always vote FOR a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.
1341-2       Always vote AGAINST a management proposal to give the board the authority to set the size of the board
             as needed without shareholder approval.                                                                         X

        REMOVAL OF DIRECTORS (1342)

1342-1       Always vote FOR a management proposal regarding the removal of directors.
1342-2       Always vote AGAINST a management proposal regarding the removal of directors.
1342-3       Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.
1342-4       Vote AGAINST IF the proposal would allow for the removal of directors without cause.                            X

        APPROVE NON-TECHNICAL CHARTER AMENDMENTS (1350)

1350-1       Always vote FOR a management proposal to approve non-technical amendments to the company's certificate of incorporation.
1350-2       Always vote AGAINST a management proposal to approve non-technical amendments to the company's certificate of incorporation.
1350-3       Vote AGAINST IF an amendment would have the effect of reducing shareholders' rights.                            X

        APPROVE NON-TECHNICAL BYLAW AMENDMENTS (1351)

1351-1       Always vote FOR a management proposal to approve non-technical amendments to the company's bylaws.
1351-2       Always vote AGAINST a management proposal to approve non-technical amendments to the company's bylaws.
1351-3       Vote AGAINST IF an amendment would have the effect of reducing shareholders' rights.                            X

        APPROVE CLASSIFIED BOARD (1400)

1400-1       Always vote FOR a management proposal to adopt a classified board.
1400-2       Always vote AGAINST a management proposal to adopt a classified board.                                          X
1400-3       Vote AGAINST IF the company has cumulative voting.
1400-4       Vote AGAINST IF the company has adopted a shareholder rights plan (poison pill).

        AMEND CLASSIFIED BOARD (1401)

1401-1       Always vote FOR a management proposal to amend a classified board.                                              X
1401-2       Always vote AGAINST a management proposal to amend a classified board.

        REPEAL CLASSIFIED BOARD (1402)

1402-1       Always vote FOR a management proposal to repeal a classified board.                                             X
1402-2       Always vote AGAINST a management proposal to repeal a classified board.

        ADOPT POISON PILL (1410)

1410-1       Always vote FOR a management proposal to ratify or adopt a shareholder rights plan (poison pill).
1410-2       Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).           X
1410-3       Vote AGAINST IF the poison pill contains a "dead-hand" provision.
1410-4       Vote AGAINST IF the company has a classified board.
1410-5       Vote AGAINST IF the poison pill does not have a "sunset" provision.
1410-6       Vote AGAINST IF the poison pill does not have a TIDE provision.  (Three-Year Independent Director Evaluation.)
1410-7       Vote AGAINST IF the poison pill trigger is less than XX%.

        REDEEM POISON PILL (1411)

1411-1       Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).                        X
1411-2       Always vote AGAINST a management proposal to redeem a shareholder rights plan (poison pill).

        ELIMINATE SPECIAL MEETING (1420)

1420-1       Always vote FOR a management proposal to eliminate shareholders' right to call a special meeting.
1420-2       Always vote AGAINST a management proposal to eliminate shareholders' right to call a special meeting.           X

        LIMIT SPECIAL MEETING (1421)

1421-1       Always vote FOR a management proposal to limit shareholders' right to call a special meeting.
1421-2       Always vote AGAINST a management proposal to limit shareholders' right to call a special meeting.               X
1421-3       Vote AGAINST IF the limitation requires more than XX% of the outstanding shares to call a special meeting.

        RESTORE SPECIAL MEETING (1422)

1422-1       Always vote FOR a management proposal to restore shareholders' right to call a special meeting.                 X
1422-2       Always vote AGAINST a management proposal to restore shareholders' right to call a special meeting.

        ELIMINATE WRITTEN CONSENT (1430)

1430-1       Always vote FOR a management proposal to eliminate shareholders' right to act by written consent.
1430-2       Always vote AGAINST a management proposal to eliminate shareholders' right to act by written consent.           X

        LIMIT WRITTEN CONSENT (1431)

1431-1       Always vote FOR a management proposal to limit shareholders' right to act by written consent.
1431-2       Always vote AGAINST a management proposal to limit shareholders' right to act by written consent.               X
1431-3       Vote AGAINST IF the limitation requires written consent of more than XX% of the outstanding shares.

        RESTORE WRITTEN CONSENT (1432)

1432-1       Always vote FOR a management proposal to restore shareholders' right to act by written consent.                 X
1432-2       Always vote AGAINST a management proposal to restore shareholders' right to act by written consent.

        ADOPT SUPERMAJORITY REQUIREMENT (1440)

1440-1       Always vote FOR a management proposal to establish a supermajority vote provision to approve merger or other business combination.
1440-2       Always vote AGAINST a management proposal to establish a supermajority vote provision to approve merger
             or other business combination.                                                                                  X
1440-3       Vote AGAINST IF the required vote is more than XX% of the outstanding shares.

        AMEND SUPERMAJORITY REQUIREMENT (1443)

1443-1       Always vote FOR a management proposal to amend a supermajority vote provision to approve merger or other business combination.
1443-2       Always vote AGAINST a management proposal to amend a supermajority vote provision to approve a merger or
             other business combination.                                                                                     X
1443-3       Vote AGAINST IF the amendment would increase the vote required to approve the transaction.
1443-4       Vote AGAINST IF the amendment increases the vote requirement to more than XX% of the outstanding shares.

        ELIMINATE SUPERMAJORITY REQUIREMENT (1444)

1444-1       Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or
             other business combination.                                                                                     X
1444-2       Always vote AGAINST a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.

        ADOPT SUPERMAJORITY LOCK-IN (1445)

1445-1       Always vote FOR a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1445-2       Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change
             certain bylaw or charter provisions.                                                                            X
1445-3       Vote AGAINST IF the vote requirement is more than XX% of the outstanding shares.
1445-4       Vote AGAINST IF the proposal would result in establishing a complete Lock-In on all of the charter and bylaw provisions.

        AMEND SUPERMAJORITY LOCK-IN (1446)

1446-1       Always vote FOR a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1446-2       Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1446-3       Vote AGAINST IF the changes would increase the vote requirement above 50% of the outstanding shares.            X
1446-4       Vote AGAINST IF the changes would result in a complete Lock-In on all of the charter and bylaw provisions.

        ELIMINATE SUPERMAJORITY LOCK-IN (1447)

1447-1       Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change
             certain bylaw or charter provisions.                                                                            X
1447-2       Always vote AGAINST a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

        CONSIDER NON-FINANCIAL EFFECTS OF MERGER (1450)

1450-1       Always vote FOR a management proposal to expand or clarify the authority of the board of directors to
             consider factors other than the interests of shareholders in assessing a takeover bid.                          X
1450-2       Always vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.

        ADOPT FAIR PRICE PROVISION (1460)

1460-1       Always vote FOR a management proposal that establishes a fair price provision.                                  X
1460-2       Always vote AGAINST a management proposal that establishes a fair price provision.

        AMEND FAIR PRICE PROVISION (1461)

1461-1       Always vote FOR a management proposal to amend a fair price provision.                                          X
1461-2       Always vote AGAINST a management proposal to amend a fair price provision.

        REPEAL FAIR PRICE PROVISION (1462)

1462-1       Always vote FOR a management proposal to repeal a fair price provision.
1462-2       Always vote AGAINST a management proposal to repeal a fair price provision.                                     X

        ADOPT ANTI-GREENMAIL PROVISION (1470)

1470-1       Always vote FOR a management proposal to limit the payment of greenmail.                                        X
1470-2       Always vote AGAINST a management proposal to limit the payment of greenmail.

        ADOPT ADVANCE NOTICE REQUIREMENT (1480)

1480-1       Always vote FOR a management proposal to adopt advance notice requirements.                                     X
1480-2       Always vote AGAINST a management proposal to adopt advance notice requirements.
1480-3       Vote AGAINST IF the provision requires advance notice for director nominations.
1480-4       Vote AGAINST IF the provision requires advance notice of more than XX days.

        OPT OUT OF STATE TAKEOVER LAW (1490)

1490-1       Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.               X
1490-2       Always vote AGAINST a management proposal seeking to opt out of a state takeover statutory provision.

        OPT INTO STATE TAKEOVER LAW (1491)

1491-1       Always vote FOR a management proposal seeking to opt into a state takeover statutory provision.
1491-2       Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.             X

        ADOPT STOCK INCENTIVE PLAN (1500)

1500-1       Always vote FOR a management proposal to adopt a stock incentive plan for employees.
1500-2       Always vote AGAINST a management proposal to adopt a stock incentive plan for employees.
1500-3       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.              X
1500-4       Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                         X
1500-5       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1500-6       Vote AGAINST IF the compensation committee is not fully independent.                                            X
1500-7       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.               X
1500-8       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                        X
1500-9       Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) - that is, it adds a
             specified number or percentage of outstanding shares for awards each year.                                      X
1500-10      Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as award other than options.
1500-11      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             2 years.                                                                                                        X
1500-12      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1500-13      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1500-14      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.            X
1500-15      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1500-16      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.                X
1500-17      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                               X
1500-18      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.
1500-19      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1500-20      Vote AGAINST IF the company does not expense stock options.
1500-21      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in the past fiscal year, or does not express an intention to do so.
1500-22      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.

        AMEND STOCK INCENTIVE PLAN (1501)

1501-1       Always vote FOR a management proposal to amend a stock incentive plan for employees.
1501-2       Always vote AGAINST a management proposal to amend a stock incentive plan for employees.
1501-3       Vote AGAINST IF the amendment allows options to be priced at less than 85% fair market value on the
             grant date.                                                                                                    X
1501-4       Vote AGAINST IF the amendment allows the plan administrator to reprice or replace underwater options.          X
1501-5       Vote AGAINST IF the amendment extends post-retirement exercise period of outstanding options.                  X
1501-6       Vote AGAINST IF the amendment enhances existing change-in-control features or adds change-in-control provisions to the plan.
1501-7       Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than 3
             years.                                                                                                         X
1501-8       Vote AGAINST IF the amendment increases the per employee limit for awards.
1501-9       Vote AGAINST IF the amendment allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1501-10      Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 10%.                                                                                        X

    ADD SHARES TO STOCK INCENTIVE PLAN (1502)

1502-1       Always vote FOR a management proposal to add shares to a stock incentive plan for employees.
1502-2       Always vote AGAINST a management proposal to add shares to a stock incentive plan for employees.
1502-3       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1502-4       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                        X
1502-5       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1502-6       Vote AGAINST IF the compensation committee is not fully independent.                                           X
1502-7       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.              X
1502-8       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                       X
1502-9       Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) - that is, it adds a
             specified number or percentage of outstanding shares for award each year.                                      X
1502-10      Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1502-11      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             2 years.                                                                                                       X
1502-12      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1502-13      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval
             of a merger or similar business transaction.                                                                   X
1502-14      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.           X

1502-15      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1502-16      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.               X
1502-17      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                              X
1502-18      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.
1502-19      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1502-20      Vote AGAINST IF the company does not expense stock options.
1502-21      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in
             the past fiscal year, or does not express an intention to do so.                                               X
1502-22      Vote AGAINST IF the minimum vesting period for options granted under it is less than 3 years.                  X

    LIMIT PER-EMPLOYEE AWARDS (1503)

1503-1       Always vote FOR a management proposal to limit per-employee annual option awards.                              X
1503-2       Always vote AGAINST a management proposal to limit per-employee annual option awards.
1503-3       Vote AGAINST IF the per-employee limit is more than XX shares per year.
1503-4       Vote AGAINST IF the aggregate per-employee limit is more than XX shares over the life of the plan.

    EXTEND TERM OF STOCK INCENTIVE PLAN (1505)

1505-1       Always vote FOR a management proposal to extend the term of a stock incentive plan for employees.
1505-2       Always vote AGAINST a management proposal to extend the term of a stock incentive plan for employees.
1505-3       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1505-4       Vote AGAINST IF the potential dilution from all company plans, as calculated by IRRC, is more than 15%.        X
1505-5       Vote AGAINST IF the compensation committee is not fully independent.                                           X
1505-6       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.              X
1505-7       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                       X
1505-8       Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1505-9       Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             3 years.                                                                                                       X
1505-10      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.

1505-11      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1505-12      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.           X
1505-13      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1505-14      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.               X
1505-15      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                              X
1505-16      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of the options granted in the past fiscal year.
1505-17      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1505-18      Vote AGAINST IF the company does not expense stock options.
1505-19      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in
             the past fiscal year, or does not express an intention to do so.                                               X
1505-20      Vote AGAINST IF the minimum vesting period for options granted under it is less than 3 years.                  X

    ADOPT DIRECTOR STOCK INCENTIVE PLAN (1510)

1510-1       Always vote FOR a management proposal to adopt a stock incentive plan for non-employee directors.
1510-2       Always vote AGAINST a management proposal to adopt a stock incentive plan for non-employee directors.
1510-3       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market
             value on grant date.                                                                                           X
1510-4       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1510-5       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                        X
1510-6       Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives
             the compensation committee discretion to issue a wide range of stock-based awards.                             X
1510-7       Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.                                X
1510-8       Vote AGAINST IF the plan includes an incentive to receive shares instead of cash.
1510-9       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1510-10      Vote AGAINST IF the company does not expense stock options.
1510-11      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1510-12      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             XX years.
1510-13      Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

    AMEND DIRECTOR STOCK INCENTIVE PLAN (1511)

1511-1       Always vote FOR a management proposal to amend a stock incentive plan for non-employee directors.
1511-2       Always vote AGAINST a management proposal to amend a stock incentive plan for non-employee directors.
1511-3       Vote AGAINST IF the amendment increases the size of the option awards.
1511-4       Vote AGAINST IF the amendment would make the plan an omnibus plan that authorizes 5 or more types of
             awards or gives the compensation committee discretion to issue a wide range of stock-based awards.             X
1511-5       Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.                  X
1511-6       Vote AGAINST IF the amendment would provide an incentive to receive shares instead of cash.
1511-7       Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than XX years.
1511-8       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than XX%.

    ADD SHARES TO DIRECTOR STOCK INCENTIVE PLAN (1512)

1512-1       Always vote FOR a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-2       Always vote AGAINST a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-3       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market
             value on the grant date.                                                                                       X
1512-4       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1512-5       Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is
             more than 15%.                                                                                                 X
1512-6       Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives
             the compensation committee discretion to issue a wide range of stock-based awards.                             X
1512-7       Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.                                X
1512-8       Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.
1512-9       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1512-10      Vote AGAINST IF the company does not expense stock options
1512-11      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1512-12      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             XX years.
1512-13      Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

    ADOPT EMPLOYEE STOCK PURCHASE PLAN (1520)

1520-1       Always vote FOR a management proposal to adopt an employee stock purchase plan.
1520-2       Always vote AGAINST a management proposal to adopt an employee stock purchase plan.
1520-3       Vote AGAINST IF the proposed plan allows employees to purchase stock at less than 85% of the stock's
             fair market value.                                                                                             X
1520-4       Vote AGAINST IF the equity dilution represented by the proposed plan, as calculated by IRRC, is more
             than 10%.                                                                                                      X
1520-5       Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is
             more than 15%.                                                                                                 X

    AMEND EMPLOYEE STOCK PURCHASE PLAN (1521)

1521-1       Always vote FOR a management proposal to amend an employee stock purchase plan.
1521-2       Always vote AGAINST a management proposal to amend an employee stock purchase plan.
1521-3       Vote AGAINST IF the proposal allows employees to purchase stock at prices of less than 85% of the
             stock's fair market value.                                                                                     X

    ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN (1522)

1522-1       Always vote FOR a management proposal to add shares to an employee stock purchase plan.
1522-2       Always vote AGAINST a management proposal to add shares to an employee stock purchase plan.
1522-3       Vote AGAINST IF the proposed plan allows employees to purchase stock at less than 85% of the stock's
             fair market value.                                                                                             X
1522-4       Vote AGAINST IF the equity dilution represented by this proposal is more than 10% of the outstanding
             common equity.                                                                                                 X
1522-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC,
             is more than 15%.                                                                                              X

    ADOPT STOCK AWARD PLAN (1530)

1530-1       Always vote FOR a management proposal to adopt a stock award plan.
1530-2       Always vote AGAINST a management proposal to adopt a stock award plan.
1530-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1530-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1530-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than 15%.                                                                                  X
1530-6       Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of the company's peer group.

    AMEND STOCK AWARD PLAN (1531)

1531-1       Always vote FOR a management proposal to amend a stock award plan.
1531-2       Always vote AGAINST a management proposal to amend a stock award plan.

1531-3       Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.        X
1531-4       Vote AGAINST IF the amendment increases the per-employee limit for awards.
1531-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than XX%.

    ADD SHARES TO STOCK AWARD PLAN (1532)

1532-1       Always vote FOR a management proposal to add shares to a stock award plan.
1532-2       Always vote AGAINST a management proposal to add shares to a stock award plan.
1532-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1532-4       Vote AGAINST IF the equity dilution represented by this proposal, as calculated by IRRC, is more than
             10%.                                                                                                           X
1532-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than 15%.                                                                                  X
1532-6       Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of its peer group.

    ADOPT DIRECTOR STOCK AWARD PLAN (1540)

1540-1       Always vote FOR a management proposal to adopt a stock award plan for non-employee directors.
1540-2       Always vote AGAINST a management proposal to adopt a stock award plan for non-employee directors.
1540-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1540-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1540-5       Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC,
             is more than 15%.                                                                                              X
1540-6       Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.              X
1540-7       Vote AGAINST IF the plan would provide an incentive to receive shares instead of cash.

    AMEND DIRECTOR STOCK AWARD PLAN (1541)

1541-1       Always vote FOR a management proposal to amend a stock award plan for non-employee directors.
1541-2       Always vote AGAINST a management proposal to amend a stock award plan for non-employee directors.
1541-3       Vote AGAINST IF the amendment increases the award size.
1541-4       Vote AGAINST IF the amendment adds time-lapsing restricted stock that vest in less than XX years.
1541-5       Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.                  X
1541-6       Vote AGAINST IF the proposed amendment would include an incentive to receive shares instead of cash.

1541-7       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than XX%.

    ADD SHARES TO DIRECTOR STOCK AWARD PLAN (1542)

1542-1       Always vote FOR a management proposal to add shares to a stock award plan for non-employee directors.
1542-2       Always vote AGAINST a management proposal to add shares to a stock award plan for non-employee directors.
1542-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1542-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1542-5       Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC,
             is more than 15%.                                                                                              X
1542-6       Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.              X
1542-7       Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.

    APPROVE ANNUAL BONUS PLAN (1560)

1560-1       Always vote FOR a management proposal to approve an annual bonus plan.                                         X
1560-2       Always vote AGAINST a management proposal to approve an annual bonus plan.
1560-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1560-4       Vote AGAINST IF the maximum per-employee bonus payable is more than XX% of the participant's base salary.
1560-5       Vote AGAINST IF the maximum per-employee bonus payable is more than $XX.
1560-6       Vote AGAINST IF the performance criteria is not disclosed.

    APPROVE SAVINGS PLAN (1561)

1561-1       Always vote FOR a management proposal to adopt a savings plan.                                                 X
1561-2       Always vote AGAINST a management proposal to adopt a savings plan.

    APPROVE OPTION/STOCK AWARDS (1562)

1562-1       Always vote FOR a management proposal to grant a one-time option or stock award.
1562-2       Always vote AGAINST a management proposal to grant a one-time option or stock award.
1562-3       Vote AGAINST IF the option/stock award is priced less than 85% of the fair market value on the grant
             date.                                                                                                          X
1562-4       Vote AGAINST IF the dilution represented by the option/stock award, as calculated by IRRC, is more than
             5%.                                                                                                            X
1562-5       Vote AGAINST IF the award is time-lapsing stock that fully vest in less than XX years.
1562-6       Vote AGAINST IF the option/stock award is unrestricted shares.

1562-7       Vote AGAINST IF potential dilution from all company plans including this proposal, as calculated by
             IRRC, is more than XX% of the total outstanding common equity.
1562-8       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, as calculated by
             IRRC, exceeds the 75th percentile of its peer group.
1562-9       Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1562-10      Vote AGAINST IF the option is not premium-priced or indexed, or does not vest based on future performance.

    ADOPT DEFERRED COMPENSATION PLAN (1563)

1563-1       Always vote FOR a management proposal to adopt a deferred compensation plan.                                   X
1563-2       Vote AGAINST a management proposal to adopt a deferred compensation plan for non-employee directors.
1563-3       Vote AGAINST a management proposal to adopt a deferred compensation plan for executives.
1563-4       Vote AGAINST IF the dilution is more than XX% of the outstanding common equity.

    APPROVE LONG-TERM BONUS PLAN (1564)

1564-1       Always vote FOR a management proposal to approve a long-term bonus plan.                                       X
1564-2       Always vote AGAINST a management proposal to approve a long-term bonus plan.
1564-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1564-4       Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than XX% of the participant's base salary.
1564-5       Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than $XX.
1564-6       Vote AGAINST IF the proposal creates dilution of more than XX% of the outstanding common equity.
1564-7       Vote AGAINST IF the performance criteria is not disclosed.

    APPROVE EMPLOYMENT AGREEMENTS (1565)

1565-1       Always vote FOR a management proposal to approve an employment agreement or contract.                          X
1565-2       Always vote AGAINST a management proposal to approve an employment agreement or contract.

    AMEND DEFERRED COMPENSATION PLAN (1566)

1566-1       Always vote FOR a management proposal to amend a deferred compensation plan.                                   X
1566-2       Always vote AGAINST a management proposal to amend a deferred compensation plan.

    EXCHANGE UNDERWATER OPTIONS (1570)

1570-1       Always vote FOR a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock's current market price).

1570-2       Always vote AGAINST a management proposal to exchange underwater options (options with a per-share
             exercise price that exceeds the underlying stock's current market price).                                      X
1570-3       Vote AGAINST IF directors or any of the 5 highest paid executives are eligible to participate in the repricing exchange program.
1570-4       Vote AGAINST IF the exchange ratio is not linked to the economic value of the underwater options.
1570-5       Vote AGAINST IF the company exchanged underwater options within the last three years.

    AMEND ANNUAL BONUS PLAN (1581)

1581-1       Always vote FOR a management proposal to amend an annual bonus plan.                                           X
1581-2       Always vote AGAINST a management proposal to amend an annual bonus plan.
1581-3       Vote AGAINST IF the amendment increases the maximum annual per-employee bonus.

    REAPPROVE OPTION/BONUS PLAN FOR OBRA (1582)

1582-1       Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of
             OBRA.                                                                                                          X
1582-2       Always vote AGAINST a management proposal to reapprove a stock option plan or bonus plan for purposes of
             OBRA.
1582-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1582-4       Vote AGAINST IF the performance criteria is not disclosed.
1582-5       Vote AGAINST IF the company repriced or replaced options in the past fiscal year.

    AMEND LONG-TERM BONUS PLAN (1586)

1586-1       Always vote FOR a management proposal to amend a long-term bonus plan.                                         X
1586-2       Always vote AGAINST a management proposal to amend a long-term bonus plan.
1586-3       Vote AGAINST IF the plan increases the per-employee maximum bonus.

                          SHAREHOLDER PROPOSALS

    SP-SHAREHOLDER APPROVAL OF AUDITORS (2000)

2000-1       Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.                       X
2000-2       Always vote AGAINST a shareholder proposal calling for stockholder ratification of auditors.

    SP-AUDITORS MUST ATTEND ANNUAL MEETING (2001)

2001-1       Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.                  X
2001-2       Always vote AGAINST a shareholder proposal calling for the auditors to attend the annual meeting.

    SP-LIMIT CONSULTING BY AUDITORS (2002)

2002-1       Always vote FOR a shareholder proposal calling for limiting consulting by auditors.
2002-2       Always vote AGAINST a shareholder proposal calling for limiting consulting by auditors.                        X

    SP-ROTATE AUDITORS (2003)

2003-1       Always vote FOR a shareholder proposal calling for the rotation of auditors.
2003-2       Always vote AGAINST a shareholder proposal calling for the rotation of auditors.                               X

    SP-RESTORE PREEMPTIVE RIGHTS (2010)

2010-1       Always vote FOR a shareholder proposal to restore preemptive rights.                                           X
2010-2       Always vote AGAINST a shareholder proposal to restore preemptive rights.

    SP-STUDY SALE OR SPIN-OFF (2030)

2030-1       Always vote FOR a shareholder proposal asking the company to study sales, spin-offs or other strategic
             alternatives.                                                                                                  X
2030-2       Always vote AGAINST a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.

    SP-ADOPT CONFIDENTIAL VOTING (2100)

2100-1       Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.
2100-2       Always vote AGAINST a shareholder proposal asking the board to adopt confidential voting and independent
             tabulation of the proxy ballots.                                                                               X

    SP-COUNTING SHAREHOLDER VOTES (2101)

2101-1       Always vote FOR a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.
2101-2       Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and
             broker non-votes in vote tabulations.                                                                          X

    SP-NO DISCRETIONARY VOTING (2102)

2102-1       Always vote FOR a shareholder proposal to eliminate the company's discretion to vote unmarked proxy ballots.
2102-2       Always vote AGAINST a shareholder proposal to eliminate the company's discretion to vote unmarked proxy
             ballots.                                                                                                       X

    SP-EQUAL ACCESS TO THE PROXY (2110)

2110-1       Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.
2110-2       Always vote AGAINST a shareholder proposal to provide equal access to the proxy materials for
             shareholders.                                                                                                  X
2110-3       Vote AGAINST IF the ballot will become open to shareholders' nominees.
2110-4       Vote AGAINST IF the change will allow shareholder statements.

    SP-IMPROVE MEETING REPORTS (2120)

2120-1       Always vote FOR a shareholder proposal to improve annual meeting reports.
2120-2       Always vote AGAINST a shareholder proposal to improve annual meeting reports.                                  X

    SP-CHANGE ANNUAL MEETING LOCATION (2130)

2130-1       Always vote FOR a shareholder proposal to change the annual meeting location.
2130-2       Always vote AGAINST a shareholder proposal to change the annual meeting location.                              X

    SP-CHANGE ANNUAL MEETING DATE (2131)

2131-1       Always vote FOR a shareholder proposal to change the annual meeting date.
2131-2       Always vote AGAINST a shareholder proposal to change the annual meeting date.                                  X

    SP-BOARD INCLUSIVENESS (2201)

2201-1       Always vote FOR a shareholder proposal asking the board to include more women and minorities as directors.
2201-2       Always vote AGAINST a shareholder proposal asking the board to include more women and minorities as
             directors.                                                                                                     X

    SP-INCREASE BOARD INDEPENDENCE (2202)

2202-1       Always vote FOR a shareholder proposal seeking to increase board independence.                                 X
2202-2       Always vote AGAINST a shareholder proposal seeking to increase board independence.

    SP-DIRECTOR TENURE/RETIREMENT AGE (2203)

2203-1       Always vote FOR a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.
2203-2       Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by
             establishing a retirement or tenure policy.                                                                    X
2203-3       Vote AGAINST IF the proposal seeks to establish a tenure policy shorter than XX years.
2203-4       Vote AGAINST IF the proposal seeks to establish a retirement age of more than XX years.

    SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS (2204)

2204-1       Always vote FOR a shareholder proposal to require minimum stock ownership by directors.                        X
2204-2       Always vote AGAINST a shareholder proposal to require minimum stock ownership by directors.
2204-3       Vote AGAINST IF the minimum level of ownership required is more than XX shares.

    SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD (2205)

2205-1       Always vote FOR a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.
2205-2       Always vote AGAINST a shareholder proposal that seeks to provide for union or employee representatives
             on the board of directors.                                                                                     X

    SP-DIRECTORS' ROLE IN CORPORATE STRATEGY (2206)

2206-1       Always vote FOR a shareholder proposal seeking to increase disclosure regarding the board's role in the development and monitoring of the company's long-term strategic plan.
2206-2       Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board's role in
             the development and monitoring of the company's long-term strategic plan.                                      X

    SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE (2210)

2210-1       Always vote FOR a shareholder proposal to increase the independence of the nominating committee.
2210-2       Always vote AGAINST a shareholder proposal to increase the independence of the nominating committee.           X

    SP-CREATE NOMINATING COMMITTEE (2211)

2211-1       Always vote FOR a shareholder proposal to create a nominating committee of the board.
2211-2       Always vote AGAINST a shareholder proposal to create a nominating committee of the board.                      X
2211-3       Vote AGAINST IF the proposal includes no requirements on the number of independent directors required to serve on the committee.

    SP-CREATE SHAREHOLDER COMMITTEE (2212)

2212-1       Always vote FOR a shareholder proposal urging the creation of a shareholder committee.
2212-2       Always vote AGAINST a shareholder proposal urging the creation of a shareholder committee.                     X
2212-3       Vote AGAINST IF the proposal is a binding bylaw amendment.

    SP-INDEPENDENT BOARD CHAIRMAN (2214)

2214-1       Always vote FOR a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.
2214-2       Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen
             from among the ranks of the non-employee directors.                                                            X

    SP-LEAD DIRECTOR (2215)

2215-1       Always vote FOR a shareholder proposal asking that a lead director be chosen from among the ranks of non-employee directors.
2215-2       Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the ranks of
             the non-employee directors.                                                                                    X

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
    SP-ADOPT CUMULATIVE VOTING (2220)

2220-1       Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.
2220-2       Always vote AGAINST a shareholder proposal calling for the adoption of cumulative voting.                      X

    SP-REQUIRE NOMINEE STATEMENT IN PROXY (2230)

2230-1       Always vote FOR a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.
2230-2       Always vote AGAINST a shareholder proposal to require directors to place a statement of candidacy in the
             proxy statement.                                                                                               X

    SP-DOUBLE BOARD NOMINEES (2231)

2231-1       Always vote FOR a shareholder proposal to nominate two director candidates for each open board seat.
2231-2       Always vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.       X

    SP-DIRECTOR LIABILITY (2240)

2240-1       Always vote FOR a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or willful neglect.
2240-2       Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or
             willful neglect.                                                                                               X

    SP-REPEAL CLASSIFIED BOARD (2300)

2300-1       Always vote FOR a shareholder proposal to repeal a classified board.                                           X
2300-2       Always vote AGAINST a shareholder proposal to repeal a classified board.
2300-3       Vote AGAINST IF the company does not have a shareholder rights plan (poison pill).

    SP-REDEEM OR VOTE ON POISON PILL (2310)

2310-1       Always vote FOR a shareholder proposal asking the board to redeem or to allow shareholders to vote on a
             poison pill shareholder rights plan.                                                                           X
2310-2       Always vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan.
2310-3       Vote AGAINST IF the proposal seeks only to redeem the current rights plan (and does not ask for a shareholder vote.)
2310-4       Vote AGAINST IF the board has an independent majority.
2310-5       Vote AGAINST IF the proposal is binding rather than merely precatory (advisory).
2310-6       Vote AGAINST IF the pill does not contain a dead-hand provision.
2310-7       Vote AGAINST IF the company elects the entire board annually.

    SP-ELIMINATE SUPERMAJORITY PROVISION (2320)

2320-1       Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.                       X
2320-2       Always vote AGAINST a shareholder proposal that seeks to eliminate supermajority provisions.

    SP-REDUCE SUPERMAJORITY PROVISION (2321)

2321-1       Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.                          X
2321-2       Always vote AGAINST a shareholder proposal that seeks to reduce supermajority provisions.

    SP-REPEAL FAIR PRICE PROVISION (2324)

2324-1       Always vote FOR a shareholder proposal that seeks to repeal fair price provisions.
2324-2       Always vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.                         X

    SP-RESTORE RIGHT TO CALL A SPECIAL MEETING (2325)

2325-1       Always vote FOR a shareholder proposal to restore shareholders' right to call a special meeting.               X
2325-2       Always vote AGAINST a shareholder proposal to restore shareholders' right to call a special meeting.

    SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT (2326)

2326-1       Always vote FOR a shareholder proposal to restore shareholders' right to act by written consent.               X
2326-2       Always vote AGAINST a shareholder proposal to restore shareholders' right to act by written consent.

    SP-PROHIBIT TARGETED SHARE PLACEMENT (2330)

2330-1       Always vote FOR a shareholder proposal to limit the board's discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.
2330-2       Always vote AGAINST a shareholder proposal to limit the board's discretion to issue targeted share
             placements or to require shareholder approval before such block placements can be made.                        X

    SP-OPT OUT OF STATE TAKEOVER STATUTE (2341)

2341-1       Always vote FOR a shareholder proposal seeking to force the company to opt out of a state takeover
             statutory provision.                                                                                           X
2341-2       Always vote AGAINST a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.

    SP-REINCORPORATION (2342)

2342-1       Always vote FOR a shareholder proposal to reincorporate the company in another state.
2342-2       Always vote AGAINST a shareholder proposal to reincorporate the company in another state.
2342-3       Vote AGAINST IF the new state has stronger anti-takeover provisions.                                           X

    SP-ADOPT ANTI-GREENMAIL PROVISION (2350)

2350-1       Always vote FOR a shareholder proposal to limit greenmail payments.                                            X
2320-2       Always vote AGAINST a shareholder proposal to limit greenmail payments.

    SP-RESTRICT EXECUTIVE COMPENSATION (2400)

2400-1       Always vote FOR a shareholder proposal to restrict executive compensation.
2400-2       Always vote AGAINST a shareholder proposal to restrict executive compensation.                                 X
2400-3       Vote AGAINST IF the proposal limits executive pay without linking compensation to financial performance.

    SP-DISCLOSE EXECUTIVE COMPENSATION (2401)

2401-1       Always vote FOR a shareholder proposal to enhance the disclosure of executive compensation.
2401-2       Always vote AGAINST a shareholder proposal to enhance the disclosure of executive compensation.                X
2401-3       Vote AGAINST IF the proposal extends reporting to all executives paid more than $XX.

    SP-RESTRICT DIRECTOR COMPENSATION (2402)

2402-1       Always vote FOR a shareholder proposal to restrict director compensation.
2402-2       Always vote AGAINST a shareholder proposal to restrict director compensation.                                  X

    SP-CAP EXECUTIVE PAY (2403)

2403-1       Always vote FOR a shareholder proposal to cap executive pay.
2403-2       Always vote AGAINST a shareholder proposal to cap executive pay.                                               X

    SP-PAY DIRECTORS IN STOCK (2405)

2405-1       Always vote FOR a shareholder proposal calling for directors to be paid with company stock.
2405-2       Always vote AGAINST a shareholder proposal calling for directors to be paid with company stock.                X
2405-3       Vote AGAINST IF the resolution would require directors to receive their entire compensation in the form of company stock.

    SP-APPROVE EXECUTIVE COMPENSATION (2406)

2406-1       Always vote FOR a shareholder proposal calling for shareholder votes on executive pay.
2406-2       Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.                     X

    SP-RESTRICT DIRECTOR PENSIONS (2407)

2407-1       Always vote FOR a shareholder proposal calling for the termination of director retirement plans.

2407-2       Always vote AGAINST a shareholder proposal calling for the termination of director retirement plans.           X

    SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE (2408)

2408-1       Always vote FOR a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.
2408-2       Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link
             executive compensation to non-financial criteria, particularly social criteria.                                X
2408-3       Vote AGAINST IF the resolution goes beyond the request for a review and/or report, and includes actual linkage of pay to social performance.

    SP-NO REPRICING OF UNDERWATER OPTIONS (2409)

2409-1       Always vote FOR a shareholder proposal seeking shareholder approval to reprice or replace underwater
             stock options.                                                                                                 X
2409-2       Always vote AGAINST a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.
2409-3       Vote AGAINST IF the proposal seeking shareholder approval to reprice is binding.

    SP-GOLDEN PARACHUTES (2414)

2414-1       Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.
2414-2       Always vote AGAINST a shareholder proposal calling for a ban or shareholder vote on future golden
             parachutes.                                                                                                    X
2414-3       Vote AGAINST IF the highest payout formula of current agreements does not exceed XX times an executive's salary and bonus.

    SP-AWARD PERFORMANCE-BASED STOCK OPTIONS (2415)

2415-1       Always vote FOR a shareholder proposal seeking to award performance-based stock options.
2415-2       Always vote AGAINST a shareholder proposal seeking to award performance-based stock options.                   X

    SP-EXPENSE STOCK OPTIONS (2416)

2416-1       Always vote FOR a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company's annual income statement.
2416-2       Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future
             stock options issued by the company in the company's annual income statement.                                  X

    SP-PENSION FUND SURPLUS (2417)

2417-1       Always vote FOR a shareholder proposal that requests future executive compensation be determined without
             regard to any pension fund income.                                                                             X
2417-2       Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.

    SP-CREATE COMPENSATION COMMITTEE (2420)

2420-1       Always vote FOR a shareholder proposal to create a compensation committee.
2420-2       Always vote AGAINST a shareholder proposal to create a compensation committee.                                 X

    SP-HIRE INDEPENDENT COMPENSATION CONSULTANT (2421)

2421-1       Always vote FOR a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.
2421-2       Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate
             management-to assist with executive compensation issues.                                                       X

    SP-INCREASE COMPENSATION COMMITTEE INDEPENDENCE (2422)

2422-1       Always vote FOR a shareholder proposal to increase the independence of the compensation committee.
2422-2       Always vote AGAINST a shareholder proposal to increase the independence of the compensation committee.         X

    SP-INCREASE AUDIT COMMITTEE INDEPENDENCE (2500)

2500-1       Always vote FOR a shareholder proposal to increase the independence of the audit committee.
2500-2       Always vote AGAINST a shareholder proposal to increase the independence of the audit committee.                X

    SP-INCREASE KEY COMMITTEE INDEPENDENCE (2501)

2501-1       Always vote FOR a shareholder proposal to increase the independence of key committees.
2501-2       Always vote AGAINST a shareholder proposal to increase the independence of key committees.                     X

             SOCIAL ISSUE PROPOSALS
    SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY (3000)

3000-1       Always vote FOR a shareholder proposal that asks the company to develop or report on human rights policies.
3000-2       Always vote AGAINST a shareholder proposal that asks the company to develop or report on human rights
             policies.                                                                                                      X
3000-3       Vote AGAINST IF the company does not operate in countries of concern.

    SP-REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS (3005)

3005-1       Always vote FOR a shareholder proposal that asks the company to review its operations' impact on local groups.
3005-2       Always vote AGAINST a shareholder proposal that asks the company to review its operations' impact on
             local groups.                                                                                                  X
3005-3       Vote AGAINST IF the proposal calls for action beyond reporting.

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
    SP-BURMA-LIMIT OR END OPERATIONS (3030)

3030-1       Always vote FOR a shareholder proposal that asks the company to limit or end operations in Burma.
3030-2       Always vote AGAINST a shareholder proposal that asks the company to limit or end operations in Burma.
3030-3       Vote AGAINST IF the company's operations are de minimus and do not involve oil or mining.                      X
3030-4       Vote AGAINST IF the company does not contract directly with the Burmese government.                            X

    SP-BURMA-REVIEW OPERATIONS (3031)

3031-1       Always vote FOR a shareholder proposal that asks management to review operations in Burma.                     X
3031-2       Always vote AGAINST a shareholder proposal that asks management to review operations in Burma.

    SP-CHINA-NO USE OF FORCED LABOR (3040)

3040-1       Always vote FOR a shareholder proposal that asks management to certify that company operations are free of forced labor.
3040-2       Always vote AGAINST a shareholder proposal that asks management to certify that company operations are
             free of forced labor.                                                                                          X

    SP-CHINA-ADOPT CODE OF CONDUCT (3041)

3041-1       Always vote FOR a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
3041-2       Always vote AGAINST a shareholder proposal that asks management to implement and/or increase activity on
             each of the principles of the U.S. Business Principles for Human Rights of Workers in China.                   X
3041-3       Vote AGAINST IF the company has de minimus operations involving China.

    SP-REVIEW MILITARY CONTRACTING CRITERIA (3100)

3100-1       Always vote FOR a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts.
3100-2       Always vote AGAINST a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern
             the execution of the contracts.                                                                                X
3100-3       Vote AGAINST IF the company derives less than 50% of its revenues from military-related operations.

    SP-REVIEW ECONOMIC CONVERSION (3110)

3110-1       Always vote FOR a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for commercial markets.
3110-2       Always vote AGAINST a shareholder proposal that asks management to create a plan for converting the
             company's facilities that are dependent on defense contracts toward production for commercial markets.         X

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
3110-3       Vote AGAINST IF the company derives less than 50% of its revenues from defense contracts.

    SP-REVIEW SPACE WEAPONS (3120)

3120-1       Always vote FOR a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic missile defense technologies and related space systems.
3120-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's government
             contracts for the development of ballistic missile defense technologies and related space systems.             X

    SP-REVIEW FOREIGN MILITARY SALES (3130)

3130-1       Always vote FOR a shareholder proposal that asks management to report on the company's foreign military sales or foreign offset activities.
3130-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's foreign
             military sales or foreign offset activities.                                                                   X
3130-3       Vote AGAINST IF all of the company's current weapons programs result in sales to both the U.S. and foreign governments, or to the U.S. government exclusively.

    SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION (3150)

3150-1       Always vote FOR a shareholder proposal that asks management to limit or end nuclear weapons production.
3150-2       Always vote AGAINST a shareholder proposal that asks management to limit or end nuclear weapons
             production.                                                                                                    X

    SP-REVIEW NUCLEAR WEAPONS PRODUCTION (3151)

3151-1       Always vote FOR a shareholder proposal that asks management to review nuclear weapons production.
3151-2       Always vote AGAINST a shareholder proposal that asks management to review nuclear weapons production.          X

    SP-REVIEW CHARITABLE GIVING POLICY (3210)

3210-1       Always vote FOR a shareholder proposal that asks the company to establish shareholder-designated contribution programs.
3210-2       Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-designated contribution programs.
3210-3       Vote AGAINST IF the company has a well-managed program or the proposal will be unduly burdensome.              X

    SP-LIMIT OR END CHARITABLE GIVING (3215)

3215-1       Always vote FOR a shareholder proposal that asks the company to limit or end charitable giving.
3215-2       Always vote AGAINST a shareholder proposal that asks the company to limit or end charitable giving.            X
3215-3       Vote AGAINST IF the company's giving is not excessive or the proposal would end all giving.

    SP-REVIEW POLITICAL SPENDING (3220)

3220-1       Always vote FOR a shareholder proposal that asks the company to increase disclosure of

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
             political spending and activities.

3220-2       Always vote AGAINST a shareholder proposal that asks the company to increase disclosure of political spending and activities.
3220-3       Vote AGAINST IF the information requested is already easily available or if compliance is costly.              X

    SP-LIMIT OR END POLITICAL SPENDING (3221)

3221-1       Always vote FOR a shareholder proposal that asks the company to limit or end political spending.
3221-2       Always vote AGAINST a shareholder proposal that asks the company to limit or end political spending.           X
3221-3       Vote AGAINST IF the total contributions were less than $50,000 or the proposal would end all spending.

    SP-DISCLOSE PRIOR GOVERNMENT SERVICE (3222)

3222-1       Always vote FOR a shareholder proposal requesting disclosure of company executives' prior government service.
3222-2       Always vote AGAINST a shareholder proposal requesting disclosure of company executives' prior government
             service.                                                                                                       X

    SP-AFFIRM POLITICAL NONPARTISANSHIP (3224)

3224-1       Always vote FOR a shareholder proposal requesting affirmation of political nonpartisanship.
3224-2       Always vote AGAINST a shareholder proposal requesting affirmation of political nonpartisanship.                X

    SP-REVIEW TOBACCO MARKETING (3300)

3300-1       Always vote FOR a shareholder proposal that asks management to report on or change tobacco product marketing practices.
3300-2       Always vote AGAINST a shareholder proposal that asks management to report on or change tobacco product
             marketing practices.                                                                                           X
3300-3       Vote AGAINST IF no prima facie evidence suggests company targets youth or uses unregulated channels.
3300-4       Vote AGAINST IF there is no prima facie evidence the company's marketing practices are illegal.
3300-5       Vote AGAINST IF the proposal calls for action beyond reporting.

    SP-SEVER LINKS WITH TOBACCO INDUSTRY (3307)

3307-1       Always vote FOR a shareholder proposal to sever links with the tobacco industry.
3307-2       Always vote AGAINST a shareholder proposal to sever links with the tobacco industry.                           X
3307-3       Vote AGAINST IF the proposal is submitted to a tobacco company.
3307-4       Vote AGAINST IF the company is NOT a health care company.
3307-5       Vote AGAINST IF the company has retail outlets for tobacco products.
3307-6       Vote AGAINST IF the company provides products to the tobacco industry.

3307-7       Vote AGAINST IF the proposal concerns media outlets for tobacco advertising.
3307-8       Vote AGAINST IF the proposal concerns tobacco farmers.

    SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH (3308)

3308-1       Always vote FOR a shareholder proposal that asks the company to review or reduce tobacco harm to health.
3308-2       Always vote AGAINST a shareholder proposal that asks the company to review or reduce tobacco harm to
             health.                                                                                                        X
3308-3       Vote AGAINST IF the proposal concerns adoption of a no-smoking policy.
3308-4       Vote AGAINST IF the proposal concerns research or changes to product ingredients.
3308-5       Vote AGAINST IF the proposal concerns changes to package labeling and health warnings.

    SP-REVIEW OR PROMOTE ANIMAL WELFARE (3320)

3320-1       Always vote FOR a shareholder proposal that asks management to review or promote animal welfare.
3320-2       Always vote AGAINST a shareholder proposal that asks management to review or promote animal welfare.           X
3320-3       Vote AGAINST IF the proposal calls for an end to consumer product safety tests with animals.
3320-4       Vote AGAINST IF the proposal calls for action beyond reporting.

    SP-REVIEW DRUG PRICING OR DISTRIBUTION (3340)

3340-1       Always vote FOR a shareholder proposal that asks the company to report or take action on pharmaceutical drug pricing or distribution.
3340-2       Always vote AGAINST a shareholder proposal that asks the company to report or take action on
             pharmaceutical drug pricing or distribution.                                                                   X
3340-3       Vote AGAINST IF the proposal asks for more than a report.
3340-4       Vote AGAINST IF the proposal relates only to domestic pricing.

    SP-OPPOSE EMBRYO/FETAL DESTRUCTION (3350)

3350-1       Always vote FOR a shareholder proposal that asks the company to take action on embryo or fetal destruction.
3350-2       Always vote AGAINST a shareholder proposal that asks the company to take action on embryo or fetal
             destruction.                                                                                                   X

    SP-REVIEW NUCLEAR FACILITY/WASTE (3400)

3400-1       Always vote FOR a shareholder proposal that asks the company to review or report on nuclear facilities or nuclear waste.
3400-2       Always vote AGAINST a shareholder proposal that asks the company to review or report on nuclear facilities or nuclear waste.
3400-3       Vote AGAINST IF the proposal asks for action beyond reporting.                                                 X
3400-4       Vote AGAINST IF the proposal asks for cessation of nuclear-related activities.

    SP-REVIEW ENERGY EFFICIENCY & RENEWABLES (3410)

3410-1       Always vote FOR a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency.
3410-2       Always vote AGAINST a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency.
3410-3       Vote AGAINST IF the proposal asks for more than a report.                                                      X

    SP-ENDORSE CERES PRINCIPLES (3420)

3420-1       Always vote FOR a shareholder proposal that asks management to endorse the Ceres principles.
3420-2       Always vote AGAINST a shareholder proposal that asks management to endorse the Ceres principles.
3420-3       Vote AGAINST IF the company has well-established environmental management practices.                           X
3420-4       Vote AGAINST IF the company has an average or better environmental performance record.

    SP-CONTROL GENERATION OF POLLUTANTS (3422)

3422-1       Always vote FOR a shareholder proposal that asks the company to control generation of pollutant(s).
3422-2       Always vote AGAINST a shareholder proposal that asks the company to control generation of pollutant(s).
3422-3       Vote AGAINST IF the proposal asks for action beyond reporting.                                                 X
3422-4       Vote AGAINST IF the company reports its emissions and plans to limit their future growth.                      X
3422-5       Vote AGAINST IF the company reports its emissions and plans to reduce them from established levels.

    SP-REPORT ON ENVIRONMENTAL IMPACT OR PLANS (3423)

3423-1       Always vote FOR a shareholder proposal that asks the company to report on its environmental impact or plans.
3423-2       Always vote AGAINST a shareholder proposal that asks the company to report on its environmental impact or plans.
3423-3       Vote AGAINST IF management has issued a written statement beyond the legal minimum.                            X

    SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE (3425)

3425-1       Always vote FOR a shareholder proposal that asks management to report or take action on climate change.
3425-2       Always vote AGAINST a shareholder proposal that asks management to report or take action on climate change.
3425-3       Vote AGAINST IF management has issued a statement acknowledging a global warming threat.                       X
3425-4       Vote AGAINST IF management acknowledges a global warming threat and has issued company policy.

3425-5       Vote AGAINST IF management has issued a statement and committed to targets and timetable.
3425-6       Vote AGAINST IF the company is not a major emitter of greenhouse gases.                                        X

    SP-REVIEW OR CURB BIOENGINEERING (3430)

3430-1       Always vote FOR a shareholder proposal that asks management to report on, label or restrict sales of bioengineered products.
3430-2       Always vote AGAINST a shareholder proposal that asks management to report on, label or restrict sales of       X
             bioengineered products.
3430-3       Vote AGAINST IF the proposal asks for action beyond reporting.
3430-4       Vote AGAINST IF the proposal calls for a moratorium on sales of bioengineered products.

    SP-PRESERVE/REPORT ON NATURAL HABITAT (3440)

3440-1       Always vote FOR a shareholder proposal that asks the company to preserve natural habitat.
3440-2       Always vote AGAINST a shareholder proposal that asks the company to preserve natural habitat.                  X
3440-3       Vote AGAINST IF the proposal asks for action beyond reporting.
3440-4       Vote AGAINST IF the proposal does not address a unique habitat.

    SP-REVIEW DEVELOPING COUNTRY DEBT (3500)

3500-1       Always vote FOR a shareholder proposal asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings.
3500-2       Always vote AGAINST a shareholder proposal asking the company to review their developing country debt and lending criteria and to report to shareholders on its findings.
3500-3       Vote AGAINST IF the proposal asks for action beyond reporting.                                                 X

    SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES (3503)

3503-1       Always vote FOR a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socioeconomic impacts of its credit decisions.
3503-2       Always vote AGAINST a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socioeconomic impacts of its credit decisions.
3503-3       Vote AGAINST IF the proposal asks for action beyond reporting.                                                 X

    SP-REVIEW FAIR LENDING POLICY (3520)

3520-1       Always vote FOR a shareholder proposal requesting reports and/or reviews of plans and/or policies on fair lending practices.
3520-2       Always vote AGAINST a shareholder proposal requesting reports and/or reviews of plans and/or policies on
             fair lending practices.                                                                                        X
3520-3       Vote AGAINST IF the proposal asks for action beyond reporting.

    SP-REVIEW PLANT CLOSINGS (3600)

3600-1       Always vote FOR a shareholder proposal that asks the company to establish committees to consider issues related to facilities closure and relocation of work.
3600-2       Always vote AGAINST a shareholder proposal that asks the company to establish committees to consider
             issues related to facilities closure and relocation of work.                                                   X

    SP-REPORT ON EEO (3610)

3610-1       Always vote FOR a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.
3610-2       Always vote AGAINST a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.
3610-3       Vote AGAINST IF the company releases its EEO-1 reports.
3610-4       Vote AGAINST IF the company's EEO-1 reports and compliance record indicate it is average.                      X
3610-5       Vote AGAINST IF the information indicates a well-established affirmative action program.

    SP-DROP SEXUAL ORIENTATION FROM EEO POLICY (3614)

3614-1       Always vote FOR a shareholder proposal that asks management to drop sexual orientation from EEO policy.
3614-2       Always vote AGAINST a shareholder proposal that asks management to drop sexual orientation from EEO
             policy.                                                                                                        X

    SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY (3615)

3615-1       Always vote FOR a shareholder proposal that asks management to adopt a sexual orientation non-discrimination policy.
3615-2       Always vote AGAINST a shareholder proposal that asks management to adopt a sexual orientation
             non-discrimination policy.                                                                                     X

    SP-REVIEW MEXICAN WORK FORCE CONDITIONS (3621)

3621-1       Always vote FOR a shareholder proposal that asks management to report on or review Mexican operations.
3621-2       Always vote AGAINST a shareholder proposal that asks management to report on or review Mexican
             operations.                                                                                                    X

    SP-ADOPT STANDARDS FOR MEXICAN OPERATION (3622)

3622-1       Always vote FOR a shareholder proposal that asks management to adopt standards for Mexican operations.
3622-2       Always vote AGAINST a shareholder proposal that asks management to adopt standards for Mexican
             operations.                                                                                                    X

    SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES (3630)

3630-1       Always vote FOR a shareholder proposal that asks management to review or implement the MacBride principles.
3630-2       Always vote AGAINST a shareholder proposal that asks management to review or implement the MacBride principles.

3630-3       Vote AGAINST IF no fair employment problems exist.                                                             X

    SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE (3632)

3632-1       Always vote FOR a shareholder proposal that asks the company to encourage its contractors and franchisees to implement the MacBride principles.
3632-2       Always vote AGAINST a shareholder proposal that asks the company to encourage its contractors and
             franchisees to implement the MacBride principles.                                                              X
3632-3       Vote AGAINST IF no fair employment problems exist at contractor/franchisee.

    SP-REVIEW GLOBAL LABOR PRACTICES (3680)

3680-1       Always vote FOR a shareholder proposal that asks management to report on or review its global labor practices or those of their contractors.
3680-2       Always vote AGAINST a shareholder proposal that asks management to report on or review its global labor
             practices or those of their contractors.                                                                       X
3680-3       Vote AGAINST IF the company already reports publicly using a recognized standard.
3680-4       Vote AGAINST IF the resolution asks for more than a report.

    SP-MONITOR/ADOPT ILO CONVENTIONS (3681)

3681-1       Always vote FOR a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor conventions.
3681-2       Always vote AGAINST a shareholder proposal that asks management to adopt, implement or enforce a global
             workplace code of conduct based on the International Labor Organization's (ILO) core labor conventions.        X
3681-3       Vote AGAINST IF the proposal asks the company to use third-party monitors.
3681-4       Vote AGAINST IF the company has a reasonable code and monitoring system.

    SP-REPORT ON SUSTAINABILITY (3700)

3700-1       Always vote FOR a shareholder proposal requesting reports on sustainability.
3700-2       Always vote AGAINST a shareholder proposal requesting reports on sustainability.                               X
3700-3       Always vote AGAINST IF the company has already issued a report in GRI format.

              PROXY VOTING GUIDELINES FOR NON-U.S. COMPANIES - 2004

                       UNION PLANTERS INVESTMENT ADVISORS

-     DEFAULT: WITH MANAGEMENT

-     BUNDLED: VOTE AGAINST IF AN AGAINST IS TRIGGERED

                ELECTION OF DIRECTORS BY SLATE (4000)

4000-1   Always vote FOR the election of directors by slate.
4000-2   Vote AGAINST IF the names and occupations or affiliations of nominees are not provided.       X
4000-3   Vote AGAINST IF executives make up more than XX% (JAPAN ONLY).
4000-4   Vote AGAINST IF executives make up more than XX% of the board.
4000-5   Vote AGAINST IF employees or linked directors comprise more than XX%.
4000-6   Vote AGAINST IF the positions of chairman and CEO are not separated.
4000-7   Vote AGAINST IF the board size exceeds XX.
4000-8   Vote AGAINST IF the age of oldest candidate exceeds XX.
4000-9   Vote AGAINST IF the board structure is classified.
4000-10  Vote AGAINST IF the circular does not disclose compliance with local corporate governance standards.

                ELECT SUPERVISORY BOARD/CORPORATE ASSEMBLY (4001)

4001-1   Always vote FOR a management proposal to elect members of the supervisory board/corporate assembly.
4001-2   Vote AGAINST IF the names and occupations or affiliations of the nominees are not
         provided.                                                                                     X
4001-3   Vote AGAINST IF non-independent supervisors make up more than XX% of the supervisory board.

                ELECT STATUTORY AUDITORS (4002)

4002-1   Always vote FOR a management proposal to elect statutory auditors.                            X
4002-2   Vote AGAINST IF executives comprise XX% of the board as a whole or of nominees when information is not available.

                APPOINT BOARD ADVISORS/DEPUTY DIRECTORS (4003)

4003-1   Always vote FOR a management proposal to appoint board advisors or deputy directors.          X
4003-2   Always vote AGAINST a management proposal to appoint board advisors or deputy directors.

                RATIFY EXECUTIVE BOARD APPOINTMENTS (4004)

4004-1   Always vote FOR a management proposal to ratify board appointments.

4004-2   Vote AGAINST IF the names and occupations or affiliations of the nominees are not
         provided.                                                                                     X

                APPOINT OUTSIDE AUDITORS (4010)

4010-1   Always vote FOR a management proposal to appoint auditors for the company.
4010-2   Always vote AGAINST a management proposal to appoint auditors for the company.
4010-3   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (UK
         ONLY).
4010-4   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (OTHER).
4010-5   Vote AGAINST IF the audit fees are not disclosed.
4010-6   Vote AGAINST IF executives sit on the audit committee or IF there is no audit committee.      X
4010-7   Vote AGAINST IF FTSE-100 company and the auditor is not one of the UK top four auditors.

                SET AUDITORS' FEES (4011)

4011-1   Always vote FOR a management proposal to empower management to pay auditors or to approve a specific amount for the auditors' remuneration.
4011-2   Always vote AGAINST a management proposal to empower management to pay auditors or to approve a specific amount for the auditors' remuneration
4011-3   Vote AGAINST IF the non-audit fees exceed XX% of the total fees paid to the auditors (UK
         ONLY).
4011-4   Vote AGAINST IF the non-audit fees exceed XX % of the total fees paid to the auditors
         (OTHER).
4011-5   Vote AGAINST IF the audit fees are not disclosed.
4011-6   Vote AGAINST IF executives sit on the audit committee, or IF there is no audit committee.     X

                APPOINT AUDITORS AND SET THEIR FEES (4012)

4012-1   Always vote FOR a management proposal to endorse the board's selection of auditors and empower management to pay them.
4012-2   Vote AGAINST IF the non-audit fees exceed 50% of total fees paid to the auditors (UK
         ONLY).                                                                                        X
4012-3   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (OTHER).
4012-4   Vote AGAINST IF the audit fees are not disclosed.
4012-5   Vote AGAINST IF executives sit on the audit committee or IF there is no audit committee.
4012-6   Vote AGAINST IF FTSE-100 company and the auditor is not one of the UK top four auditors.

                RATIFY ACTS OF AUDITORS (4013)

4013-1   Always vote FOR a management proposal to endorse the auditors' performance during the previous financial year, legally discharging them of responsibility.

4013-2   Always ABSTAIN on a management proposal to endorse the auditors' performance during the
         previous financial year, legally discharging them of responsibility.                          X
4013-3   Always vote AGAINST a management proposal to endorse the auditors' performance during the previous financial year, legally discharging them of responsibility.
4013-4   Vote AGAINST IF the non-audit fees exceed XX% of the total fees paid to the auditors.
4013-5   Vote AGAINST IF the audit fees are not disclosed.
4013-6   Vote AGAINST IF executives sit on the audit committee, or IF there is no audit committee.

                SET NUMBER OF AUDITORS (4014)

4014-1   Always vote FOR a management proposal to set the number of auditors for the financial
         year.                                                                                         X
4014-2   Always vote AGAINST a management proposal to set the number of auditors for the financial year.

                APPOINT APPRAISER/SPECIAL AUDITOR (4015)

4015-1   Always vote FOR a management proposal to appoint appraiser/special auditor.
4015-2   Always vote AGAINST a management proposal to appoint appraiser/special auditor.
4015-3   Vote AGAINST IF the proposed appraiser/special auditor is the same as the regular
         auditor.                                                                                      X

                APPROVE FINANCIAL STATEMENTS (4020)

4020-1   Always vote FOR a management proposal to approve the company's financial statements for the fiscal year.
4020-2   ABSTAIN IF the proposal discharges the directors from responsibility for decisions taken
         over the year.                                                                                X
4020-3   Always vote AGAINST a management proposal to approve the company's financial statements for the fiscal year.
4020-4   Vote AGAINST IF the proposal discharges the directors from liability.
4020-5   Vote AGAINST IF there is no audit committee.                                                  X
4020-6   Vote AGAINST IF the audit committee does not have a majority of non-executive directors.      X
4020-7   Vote AGAINST IF any executives sit on the audit committee.
4020-8   Vote AGAINST IF the auditors have raised concerns in the evaluation of accounts.              X

                SET DIVIDEND/ALLOCATE PROFITS (4021)

4021-1   Always vote FOR a management proposal to approve the dividends and endorse management's
         decisions on how to allocate the company's earnings.                                          X
4021-2   Vote AGAINST IF the dividend payout is less than XX% of profits.

4021-3   Vote AGAINST IF the dividend payout is more than XX % of profits.

                ALLOCATE DIVIDEND, PROFITS, BOARD FEES (4022)

4022-1   Always vote FOR a management proposal to approve dividends, endorse management's decisions on how to allocate the company's earnings, and ratify decisions on fees for
         board members.                                                                                X
4022-2   Vote AGAINST IF the dividend payout is less than XX%.
4022-3   Vote AGAINST IF the dividend payout is more than XX%.

                APPROVE SCRIP DIVIDEND/DIVIDEND REINVESTMENT (4023)

4023-1   Always vote FOR a management proposal to authorize a program allowing investors to receive additional stock in lieu of a cash dividend or a program to facilitate the
         reinvestment of cash dividends in the company.                                                X
4023-2   Always vote AGAINST a management proposal to authorize a program allowing investors to receive additional stock in lieu of a cash dividend or a program to facilitate the reinvestment of cash dividends in the company.

                APPROVE BONUS DIVIDEND/BONUS SHARE ISSUE (4024)

4024-1   Always vote FOR a management proposal to approve a special bonus dividend or bonus share
         issue.                                                                                        X
4024-2   Always vote AGAINST a management proposal to approve a special bonus dividend or bonus share issue.

                AMEND DIVIDEND DISTRIBUTION RULES (4025)

4025-1   Always vote FOR a management proposal to approve technical changes in the way dividends
         are distributed to shareholders.                                                              X
4025-2   Always vote AGAINST a management proposal to approve technical changes in the way dividends are distributed to shareholders.

                APPROVE ELECTRONIC SHARE TRADING (4026)

4026-1   Always vote FOR a management proposal to permit the company's stock to be bought and
         sold on an electronic trading system.                                                         X
4026-2   Always vote AGAINST a management proposal to permit the company's stock to be bought and sold on an electronic trading system.

                APPROVE BOOK ENTRY SYSTEM (4027)

4027-1   Always vote FOR a management proposal to approve the use of a book entry system to keep
         track of stock transactions.                                                                  X
4027-2   Always vote AGAINST a management proposal to approve the use of a book entry system to keep track of stock transactions.

                APPROVE INTERIM DIVIDEND  (4028)

4028-1   Always vote FOR a management proposal to distribute an interim dividend.                      X
4028-2   Vote AGAINST IF the dividend payout ratio is less than XX% of profits.

4028-3   Vote AGAINST IF the dividend payout ratio is more than XX% of profits.

                AUTHORIZE LEGAL FORMALITIES (4030)

4030-1   Always vote FOR a management proposal to authorize formalities that are necessary to implement meeting decisions, approve the minutes, or make other decisions relating to
         protocol.                                                                                     X
4030-2   Always vote AGAINST a management proposal to authorize formalities that are necessary to implement meeting decisions, approve the minutes, or make other decisions relating to protocol.

                AMEND COMPANY PURPOSE (4031)

4031-1   Always vote FOR a management proposal to amend articles, bylaws, or other key corporate
         documents to update the description of company operations.                                    X
4031-2   Always vote AGAINST a management proposal to amend articles, bylaws, or other key corporate documents to update the description of company operations.

                CHANGE COMPANY NAME (4032)

4032-1   Always vote FOR a management proposal to approve a change in the company's official name.     X
4032-2   Always vote AGAINST a management proposal to approve a change in the company's official name.

                RELOCATE CORPORATE HEADQUARTERS (4033)

4033-1   Always vote FOR a management proposal to approve a change in the location of the
         official headquarters of the company.                                                         X
4033-2   Always vote AGAINST a management proposal to approve a change in the location of the official headquarters of the company.

                AMEND MEETING PROCEDURES/CHANGE DATE (4034)

4034-1   Always vote FOR a management proposal to approve rule changes affecting the conduct of
         meetings or to change a meeting date.                                                         X
4034-2   Always vote AGAINST a management proposal to approve rule changes affecting the conduct of meetings or to change a meeting date.

                ELECT SHAREHOLDER REPRESENTATIVES (4035)

4035-1   Always vote FOR a management proposal to elect shareholder representatives.                   X
4035-2   Always vote AGAINST a management proposal to elect shareholder representatives.

                EXTEND CONSOLIDATED TAXATION STATUS (4036)

4036-1   Always vote FOR a management proposal to extend the consolidated taxation status of a
         company.                                                                                      X
4036-2   Always vote AGAINST a management proposal to extend the consolidated taxation status of a company.

                APPROVE POLITICAL DONATION (4037)

 4037-1  Always vote FOR a management proposal to approve donations made to political parties.
 4037-2  Always vote AGAINST a management proposal to approve donations made to political parties.     X
 4037-3  Vote AGAINST IF no information is provided on the amount or the recipient of the contribution.
 4037-4  Vote FOR approving political donations to EU organizations as allowed under the
         Political Parties, Elections and Referendums Act 2000 (UK ONLY).

                ELECTION OF DIRECTORS BY NOMINEE (4038)

 4038-1  Always vote FOR a management proposal to elect directors by nominee.
 4038-2  Vote AGAINST IF the nominee is both chairman and chief executive.
 4038-3  Vote AGAINST IF the nominee is chairman and CEO, and there are less then 3 non-executive directors.
 4038-4  Vote AGAINST IF the nominee is an executive and on the remuneration committee.                X
 4038-5  Vote AGAINST IF the nominee is an executive with a fixed contract of XX years or more
         (UK ONLY.)
 4038-6  Vote AGAINST IF the nominee is an executive with a rolling contract of XX years or more
         (UK ONLY.)
 4038-7  Vote AGAINST IF the nominee is not subject to regular re-election.
 4038-8  Vote AGAINST IF all elements of the nominee's remuneration are not fully disclosed.           X
 4038-9  Vote AGAINST IF executives comprise more than 50% of the board.                               X
4038-10  Vote AGAINST IF employees or linked directors comprise more than XX% of the board.
4038-11  Vote AGAINST IF the company is an investment trust and the board has executive members.
4038-12  Vote AGAINST IF the nominee is a non-executive director and has served on the board for
         XX years or more.
4038-13  Vote AGAINST IF the nominee exceeds the age of XX.
4038-14  Vote AGAINST IF the board structure is classified.
4038-15  Vote AGAINST IF the board size exceeds XX.

                AMEND ARTICLES-TECHNICAL (4040)

4040-1   Always vote FOR a management proposal to approve technical amendments to the
         corporation's articles, bylaws, charter, statutes or memorandum of association.               X
4040-2   Always vote AGAINST a management proposal to approve technical amendments to the corporation's articles, bylaws, charter, statutes or memorandum of association.

                AUTHORIZE CHARITABLE DONATIONS (4041)

4041-1   Always vote FOR a management proposal to make charitable donations.
4041-2   Always vote AGAINST a management proposal to make charitable donations.
4041-3   Vote AGAINST IF the details of recipient(s) or amounts are not provided.                      X

                CHANGE FISCAL YEAR (4042)

4042-1   Always vote FOR a management proposal to change the fiscal year.                              X
4042-2   Always vote AGAINST a management proposal to change the fiscal year.

                APPROVE UNDISCLOSED ARTICLE AMENDMENTS (4043)

4043-1   Always vote FOR a management proposal for undisclosed article amendments.
4043-2   Always ABSTAIN on a management proposal to approve undisclosed article amendments.
4043-3   Always vote AGAINST a management proposal for undisclosed article amendments.                 X

                ISSUE STOCK W/O PREEMPTIVE RIGHTS (4100)

4100-1   Always vote FOR a management proposal to authorize the issuance of new stock without preemptive rights.
4100-2   Always vote AGAINST a management proposal to authorize the issuance of new stock without
         preemptive rights.                                                                            X
4100-3   Vote AGAINST IF the potential dilution exceeds XX.
4100-4   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.
4100-5   Vote AGAINST IF the proposal calls for a "blank check" stock authorization.

                ISSUE STOCK W/ PREEMPTIVE RIGHTS (4101)

4101-1   Always vote FOR a management proposal to authorize the issuance of new stock with preemptive rights.
4101-2   Always vote AGAINST a management proposal to authorize the issuance of new stock with preemptive rights.
4101-3   Vote AGAINST IF the potential increase is higher than 100% of the shares outstanding.         X
4101-4   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X

                ISSUE STOCK W/ OR W/O PREEMPTIVE RIGHTS (4102)

4102-1   Always vote FOR a management proposal to authorize the issuance of new stock with or without preemptive rights.
4102-2   Vote AGAINST IF the potential dilution exceeds 20%.                                           X
4102-3   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X
4102-4   Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                   X

                ISSUE STOCK WITH WARRANTS (4103)

4103-1   Always vote FOR a management proposal to issue stock with warrants that give the holder the right to purchase additional shares later.
4103-2   Vote AGAINST IF the preemptive rights are waived.                                             X
4103-3   Vote AGAINST IF the preemptive rights are authorized.
4103-4   Vote AGAINST IF the potential stock increase is greater than 20% of the outstanding
         shares.                                                                                       X
4103-5   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X
4103-6   Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                   X

                ISSUE BONDS WITH WARRANTS (4104)

4104-1   Always vote FOR a management proposal to issue bonds with warrants that give the holder the right to purchase stock in the company later.
4104-2   Vote AGAINST IF the potential dilution exceeds 20%.                                           X
4104-3   Vote AGAINST IF the resulting debt-to-equity ratio exceeds XX%.

                ISSUE WARRANTS W/O PREEMPTIVE RIGHTS (4110)

4110-1   Always vote FOR a management proposal to issue, without preemptive rights, warrants that give holders the right to new stock.
4110-2   Always vote AGAINST a management proposal to issue, without preemptive rights, warrants that give holders the right to new stock.
4110-3   Vote AGAINST IF the potential dilution exceeds 20%.                                           X
4110-4   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X
4110-5   Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                   X

                ISSUE WARRANTS W/ PREEMPTIVE RIGHTS (4111)

4111-1   Always vote FOR a management proposal to issue, with preemptive rights, warrants that give holders the right to new stock.
4111-2   Always vote AGAINST a management proposal to issue, with preemptive rights, warrants that give holders the right to new stock.

4111-3   Vote AGAINST IF the potential dilution exceeds 100%.                                          X
4111-4   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X

                AUTHORIZE CREATION OF PREFERRED STOCK (4120)

4120-1   Always vote FOR a management proposal to create a new class of preferred stock.
4120-2   Always vote AGAINST a management proposal to create a new class of preferred stock.           X
4120-3   Vote AGAINST IF the authorization is for "blank check" preferred stock.

                APPROVE ISSUE OF PREFERRED STOCK (4121)

4121-1   Always vote FOR a management proposal to issue preferred stock.
4121-2   Always vote AGAINST a management proposal to issue preferred stock.                           X
4121-3   Vote AGAINST IF the authorization is for "blank check" preferred stock.

                INCREASE AUTHORIZED PREFERRED STOCK (4122)

4122-1   Always vote FOR a management proposal to increase the amount of preferred stock the company is authorized to issue.
4122-2   Always vote AGAINST a management proposal to increase the amount of preferred stock the
         company is authorized to issue.                                                               X
4122-3   Vote AGAINST IF the authorization would create more "blank check" preferred stock.

                AMEND AUTHORIZED PREFERRED STOCK (4123)

4123-1   Always vote FOR a management proposal to amend features, such as rights and terms, of preferred stock the company is authorized to issue.
4123-2   Vote AGAINST IF the change would result in board authority to issue "blank check"
         preferred stock.                                                                              X

                CANCEL AUTHORIZED STOCK (4124)

4124-1   Always vote FOR a management proposal to abolish preferred or other types of stock.           X
4124-2   Always vote AGAINST a management proposal to abolish preferred or other types of stock.

                AUTHORIZE CREATION OF NEW SHARE CLASS (4125)

4125-1   Always vote FOR a management proposal to create a new share class.
4125-2   Vote AGAINST IF the new class carries non-voting rights.                                      X

                INCREASE AUTHORIZED CAPITAL (4130)

4130-1   Always vote FOR a management proposal to lift the ceiling on authorized capital.
4130-2   Vote AGAINST IF the increase is greater than 50%.                                             X
4130-3   Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                      X
4130-4   Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                   X

                LIMIT CAPITAL INCREASE (4131)

4131-1   Always vote FOR a management proposal to impose a global cap on the amount of new equity
         that the company is allowed to offer under a specified management proposal.                   X
4131-2   Vote AGAINST IF the allowable increase is greater than XX%.

                REDUCE AUTHORIZED CAPITAL (4132)

4132-1   Always vote FOR a management proposal to reduce the company's authorized capital.             X
4132-2   Always vote AGAINST a management proposal to reduce the company's authorized capital.

                AUTHORIZE ISSUE OF NONVOTING STOCK (4133)

4133-1   Always vote FOR a management proposal to issue non-voting stock.                              X
4133-2   Always vote AGAINST a management proposal to issue non-voting stock.

                AUTHORIZE ISSUE OF MULTI-VOTING STOCK (4134)

4134-1   Always vote FOR a management proposal to authorize the company to issue multi-voting stock.
4134-2   Always vote AGAINST a management proposal to authorize the company to issue multi-voting
         stock.                                                                                        X

                REISSUANCE OF SHARES/TREASURY STOCK (4135)

4135-1   Always vote FOR a management proposal to reissue shares that the company itself has
         bought back.                                                                                  X
4135-2   Always vote AGAINST a management proposal to reissue shares that the company itself has bought back.
4135-3   Vote AGAINST IF the reissuance is more than XX% of issued share capital.

                ALLOW SUBSIDIARIES TO ISSUE STOCK (4136)

4136-1   Always vote FOR a management proposal to allow a subsidiary of the company to issue securities that could be converted into the stock of the parent company.
4136-2   Vote AGAINST IF the potential dilution in the parent company would exceed 20%.                X

                ISSUE DEBT INSTRUMENTS (4137)

4137-1   Always vote FOR a management proposal to authorize the sale of bonds or other debt
         instruments.                                                                                  X

4137-2   Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

                ISSUE CONVERTIBLE DEBT INSTRUMENTS (4138)

4138-1   Always vote FOR a management proposal to issue bonds and other debt instruments that may
         be converted into company stock.                                                              X
4138-2   Vote AGAINST IF the potential dilution would exceed XX%.
4138-3   Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

                APPROVE BORROWING (4139)

4139-1   Always vote FOR a management proposal to approve borrowing.                                   X
4139-2   Always vote AGAINST a management proposal to approve borrowing.
4139-3   Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

                AUTHORIZE SHARE REPURCHASE (4140)

4140-1   Always vote FOR a management proposal to repurchase the company's own shares.
4140-2   Vote AGAINST IF the amount would exceed 15% of the outstanding shares.                        X
4140-3   Vote AGAINST IF the shares are to be used as a takeover defense.                              X

                APPROVE STOCK SPLIT (4141)

4141-1   Always vote FOR a management proposal to approve a stock split.                               X
4141-2   Always vote AGAINST a management proposal to approve a stock split.

                APPROVE REVERSE STOCK SPLIT (4142)

4142-1   Always vote FOR a management proposal to approve a reverse stock split.                       X
4142-2   Always vote AGAINST a management proposal to approve a reverse stock split.

                APPROVE USE/TRANSFER OF RESERVES (4143)

4143-1   Always vote FOR a management plan for the use or transfer of reserve funds.                   X
4143-2   Always vote AGAINST a management plan for the use or transfer of reserve funds.

                TRANSFER SHAREHOLDER EQUITY FUNDS (4144)

4144-1   Always vote FOR a management proposal to approve transfers between shareholder equity
         accounts.                                                                                     X
4144-2   Always vote AGAINST a management proposal to approve transfers between shareholder equity accounts.

                AMEND SHARE CLASS RIGHTS (4145)

4145-1   Always vote FOR a management proposal to amend features, such as rights and terms, of stock the company is authorized to issue.
4145-2   Vote AGAINST IF the change results in a loss of voting rights.                                X
4145-3   Vote AGAINST IF the change results in a loss of dividend rights.                              X
4145-4   Vote AGAINST IF the change results in a dual class share structure with unequal voting
         rights.                                                                                       X

                CONVERT ONE FORM OF STOCK TO ANOTHER (4146)

4146-1   Always vote FOR a management proposal to convert one form of authorized shares into another.
4146-2   Vote AGAINST IF the change results in a loss of voting rights.                                X

                WAIVE SHAREHOLDER APPROVAL FOR SHARE REPURCHASE (4147)

4147-1   Always vote FOR a management proposal to waive shareholder approval for a share repurchase.
4147-2   Always vote AGAINST a management proposal to waive shareholder approval for a share
         repurchase.                                                                                   X

                AUTHORIZE TRADE IN COMPANY STOCK (4148)

4148-1   Always vote FOR a management proposal to allow the company to trade in its own stock.         X
4148-2   Always vote AGAINST a management proposal to allow the company to trade in its own stock.

                RESTATE/ADJUST CAPITAL FOR INFLATION (4149)

4149-1   Always vote FOR a management proposal to restate/adjust capital due to inflationary
         pressures.                                                                                    X
4149-2   Always vote AGAINST a management proposal to restate/adjust capital due to inflationary pressures.

                RESTATE ACCOUNTS IN EUROS (4150)

4150-1   Always vote FOR a management proposal to restate accounts in Euros.                           X
4150-2   Always vote AGAINST a management proposal to restate accounts in Euros.

                AMEND ARTICLES TO AUTHORIZE SHARE REPURCHASE (4151)

4151-1   Always vote FOR a management proposal to amend a company's articles to authorize share
         repurchases.                                                                                  X
4151-2   ABSTAIN on a management proposal to amend a company's articles to authorize share repurchases.
4151-3   Always vote AGAINST a management proposal to amend a company's articles to authorize share repurchases.

4151-4   Vote AGAINST IF the proposal would give management permanent discretion to use a balance sheet-defined amount for repurchases (JAPAN ONLY).

                AMEND/REMOVE PAR VALUE (4152)

4152-1   Always vote FOR a management proposal to amend or remove the par value of its stock.
4152-2   Always vote AGAINST a management proposal to amend or remove the par value of its stock.      X

                AMEND ARTICLES TO REFLECT CAPITAL INCREASE/DECREASE (4153)

4153-1   Always vote FOR a management proposal to amend articles to reflect capital
         increases/decreases.                                                                          X
4153-2   Always vote AGAINST a management proposal to amend articles to reflect capital increases/ decreases.

                REDUCE AUTHORIZED CAPITAL IF SHARES REPURCHASED (4154)

4154-1   Always vote FOR a management proposal to reduce authorized capital if shares are
         repurchased.                                                                                  X
4154-2   Always vote AGAINST a management proposal to reduce authorized capital if shares are repurchased.

                AMEND TRADABLE LOT SIZE (4155)

4155-1   Always vote FOR a management proposal to amend tradable lot size.                             X
4155-2   Always vote AGAINST a management proposal to amend tradable lot size.
4155-3   Vote AGAINST IF the proposal reduces the minimum tradable lot size.
4155-4   Vote AGAINST IF the proposal increases the minimum tradable lot size.

                AMEND BORROWING POWERS (4156)

4156-1   Always vote FOR a management proposal to amend borrowing powers.                              X
4156-2   Always vote AGAINST a management proposal to amend borrowing powers.

                SET PRICE OF REISSUED TREASURY STOCK (4157)

4157-1   Always vote FOR a management proposal to set the price of reissued treasury stock.            X
4157-2   Always vote AGAINST a management proposal to set the price of reissued treasury stock.
4157-3   Vote AGAINST IF the price ceiling would exceed XX% of the average stock market price.
4157-4   Vote AGAINST IF the price floor is lower than XX% of the average stock market price

                REDUCE SHARE PREMIUM ACCOUNT (4158)

4158-1   Always vote FOR a management proposal to reduce the share premium account.                    X
4158-2   Always vote AGAINST a management proposal to reduce the share premium account.

                REAUTHORIZE SHARE ISSUE LIMIT (4159)

4159-1   Always vote FOR a management proposal to reauthorize the share issue limit.
4159-2   Always vote AGAINST a management proposal to reauthorize the share issue limit.
4159-3   Vote AGAINST IF the actual or potential dilution would exceed XX%.
4159-4   Vote AGAINST IF the share issue could serve as a potential takeover defense.                  X

                AMEND TERMS OF DEBT INSTRUMENTS (4160)

4160-1   Always vote FOR a management proposal to amend terms of debt instruments.                     X
4160-2   Always vote AGAINST a management proposal to amend terms of debt instruments.
4160-3   Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.
4160-4   Vote AGAINST IF the proposal would increase potential dilution by XX%.

                ALLOW COMPANY TO GIVE GUARANTEES (4161)

4161-1   Always vote FOR a management proposal to allow the company to give guarantees.                X
4161-2   Always vote AGAINST a management proposal to allow the company to give guarantees.

                ADD OR REMOVE EXCHANGE LISTING (4162)

4162-1   Always vote FOR a management proposal to add or remove a company stock listing.
4162-2   Always vote AGAINST a management proposal to add or remove a company stock listing.
4162-3   Vote AGAINST IF it would remove the company from an exchange.                                 X
4162-4   Vote AGAINST IF it would completely de-list the company.                                      X

                APPROVE STOCK OPTION PLAN (4200)

4200-1   Always vote FOR a management proposal to approve a stock option plan.
4200-2   Always vote AGAINST a management proposal to approve a stock option plan.
4200-3   Vote AGAINST IF the potential dilution of this proposal would exceed 15%.                     X
4200-4   Vote AGAINST IF the potential dilution of all plans, including this proposal would
         exceed 15%.                                                                                   X
4200-5   Vote AGAINST IF the board will be able to award options at a discount below the stock's
         full market value.                                                                            X

4200-6   Vote AGAINST IF the board will be able to reprice underwater options.                         X
4200-7   Vote AGAINST IF the awards are not attached to performance conditions.                        X
4200-8   Vote AGAINST IF the performance period is less than 3 years.
4200-9   Vote AGAINST IF the performance criteria are not linked to a comparator group.
4200-10  Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.
4200-11  Vote AGAINST IF proposal would allow non-executives to participate.

                AMEND STOCK OPTION PLAN (4201)

4201-1   Always vote FOR a management proposal to amend a stock option plan.
4201-2   Always vote AGAINST a management proposal to amend a stock option plan.
4201-3   Vote AGAINST IF the potential dilution of this proposal would exceed 15%.                     X
4201-4   Vote AGAINST IF the potential dilution for all plans including this proposal would
         exceed 15%.                                                                                   X
4201-5   Vote AGAINST IF the board will be able to award options at a discount below the stock's
         full market value.                                                                            X
4201-6   Vote AGAINST IF the board will be able to reprice underwater options.                         X
4201-7   Vote AGAINST IF the proposal would allow non-executives to participate.

                APPROVE STOCK OPTION GRANTS (4202)

4202-1   Always vote FOR a management proposal to approve specific grants of stock options.
4202-2   Always vote AGAINST a management proposal to approve specific grants of stock options.
4202-3   Vote AGAINST IF the dilution for this proposal exceeds 15%                                    X
4202-4   Vote AGAINST IF the total dilution from all sources exceeds 15% of the company's
         outstanding shares (JAPAN ONLY).                                                              X
4202-5   Vote AGAINST IF the dilution is not disclosed.
4202-6   Vote AGAINST IF the board will be able to award options at a discount.                        X
4202-7   Vote AGAINST IF the board will be able to reprice underwater options.                         X
4202-8   Vote AGAINST IF the awards are not attached to performance conditions.                        X
4202-9   Vote AGAINST IF the performance period is less than 3 years.                                  x
4202-10  Vote AGAINST IF the performance criteria are not linked to comparator group.
4202-11  Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

4202-12  Vote AGAINST IF the exercise price does not automatically adjust to avoid issuing
         discount options (JAPAN ONLY).                                                                X
4202-13  Vote AGAINST IF the issuance or exercise is conditional on a hostile bid.                     x
         Vote AGAINST IF the proposal does not identify recipients OR recipients include
4202-14  statutory auditors or non-executive directors.                                                x
4202-15  Vote AGAINST IF the recipients are not company employees.                                     x

                APPROVE OUTSIDE DIRECTORS STOCK OPTION PLAN (4203)

4203-1   Always vote FOR a management proposal to approve a stock option plan for outside directors.
4203-2   Always vote AGAINST a management proposal to approve a stock option plan for outside directors.
4203-3   Vote AGAINST IF the potential dilution of this proposal would exceed 10%.                     X
4203-4   Vote AGAINST IF the board will be able to award options at discount below the stock's
         full market value on the grant date.                                                          X
4203-5   Vote AGAINST IF the board will be able to reprice underwater options.                         X
4203-6   Vote AGAINST IF the awards are not attached to performance conditions.                        X
4203-7   Vote AGAINST IF the performance period is less than 3 years.
4203-8   Vote AGAINST IF the performance criteria are not linked to a comparator group.
4203-9   Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

                AMEND OUTSIDE DIRECTORS STOCK OPTION PLAN (4204)

4204-1   Always vote FOR a management proposal to amend a stock option plan for outside directors.
4204-2   Always vote AGAINST a management proposal to amend a stock option plan for outside directors.
4204-3   Vote AGAINST IF the potential dilution is made greater than 15%.                              X
4204-4   Vote AGAINST IF the board will be able to award options at a discount below the stock's
         full market price.                                                                            X
4204-5   Vote AGAINST IF the board will be able to reprice underwater options.                         X
                APPROVE STOCK PURCHASE PLAN/SAYE/AESOP (4205)

4205-1   Always vote FOR a management proposal to approve a stock purchase plan/SAYE/AESOP.
4205-2   ABSTAIN IF the company fails to provide information on the potential dilution level.
4205-3   Vote AGAINST IF the potential dilution of this proposal would exceed 10%.                     X
4205-4   Vote AGAINST IF the potential dilution for all plans including this proposal would
         exceed 15%.                                                                                   X
4205-5   Vote AGAINST IF the changes would allow discounts on stock purchases.

4205-6   Vote AGAINST IF the changes would allow discounts of greater than 20% on stock purchases.     X
4205-7   Vote AGAINST IF the proposal would allow non-executive directors to participate.

                AMEND STOCK PURCHASE PLAN/SAYE/AESOP (4206)

4206-1   Always vote FOR a management proposal to amend a stock purchase plan/SAYE/AESOP.
4206-2   ABSTAIN IF the change affects dilution and management fails to supply information on potential dilution.
4206-3   Vote AGAINST IF the changes would allow for dilution in excess of 10% for this plan.          X
4206-4   Vote AGAINST IF the potential dilution for all plans including this proposal would
         exceed 15%.                                                                                   X
4206-5   Vote AGAINST IF the changes would allow discounts on stock purchases.
4206-6   Vote AGAINST IF the changes would allow discounts of greater than 20% on stock purchases.     X
4206-7   Vote AGAINST IF the proposal would allow non-executive directors to participate.

                APPROVE EXECUTIVE PROFIT SHARING/BONUS/INCENTIVE PLAN (4207)

4207-1   Always vote FOR a management proposal to approve an executive profit sharing incentive/bonus/ incentive plan.
4207-2   Vote AGAINST IF the company also grants stock options to executives.                          X
4207-3   Vote AGAINST IF the awards are in addition to salary or bonuses.
4207-4   Vote AGAINST IF the performance/vesting period to receive awards is less than 3 years.
4207-5   Vote AGAINST IF the performance criteria are not linked to a comparator group.                X
4207-6   Vote AGAINST IF the performance criteria do not mention return on equity/capital,
         earnings per share or total shareholder returns.                                              X
4207-7   Vote AGAINST IF the awards are granted for average performance.
4207-8   Vote AGAINST IF the awards are pensionable.                                                   X

                AMEND EXECUTIVE PROFIT SHARING/BONUS/INCENTIVE PLAN (4208)

4208-1   Always vote FOR a management proposal to amend an executive profit sharing incentive/bonus/ incentive plan.
4208-2   Always vote AGAINST a management proposal to amend an executive profit sharing incentive/ bonus/incentive plan.
4208-3   Vote AGAINST IF the awards are in addition to salary or bonuses.
4208-4   Vote AGAINST IF the performance/vesting period to receive awards is less than 3 years.
4208-5   Vote AGAINST IF the performance criteria are not linked to a comparator group.                X
4208-6   Vote AGAINST IF the performance criteria do not mention equity/capital, earnings per
         share or total shareholder return.                                                            X
4208-7   Vote AGAINST IF the awards are granted for average performance.

4208-8   Vote AGAINST IF the awards are pensionable.                                                   X

                APPROVE DIRECTOR PARTICIPATION IN STOCK OPTION/PURCHASE PLAN (4209)

4209-1   Always vote FOR a management proposal to approve director participation in a stock option or purchase plan.
4209-2   Always vote AGAINST a management proposal to approve director participation in a stock
         option or purchase plan.                                                                      X
4209-3   Vote AGAINST IF the proposal would allow nonexecutives to participate.
4209-4   Vote AGAINST IF the aggregate dilution of proposed awards would exceed XX%.
4209-5   Vote AGAINST IF the proposed awards would allow for discounts.
4209-6   Vote AGAINST IF the proposed awards will allow repricing of underwater options.
4209-7   Vote AGAINST IF the proposed awards are not attached to performance conditions.
4209-8   Vote AGAINST IF the performance period of proposed awards is less than 3 years.
4209-9   Vote AGAINST IF the performance criteria of proposed awards are not linked to a comparator group.
4209-10  Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

                APPROVE REMUNERATION POLICY (4210)

4210-1   Always vote FOR a management proposal to approve the remuneration policy.                     X
4210-2   Always ABSTAIN on a management proposal to approve the remuneration policy.
4210-3   Always vote AGAINST a management proposal to approve the remuneration policy.
4210-4   Vote AGAINST IF the remuneration committee is not composed entirely of non-executives.
4210-5   Vote AGAINST IF the directors' entire remuneration packages are not disclosed.
4210-6   Vote AGAINST IF the executive service contracts are more than one year.
4210-7   Vote AGAINST IF a change in control service contract is more than one year.
4210-8   Vote AGAINST IF the highest paid director's total remuneration is up by 20% or more.
4210-9   Vote AGAINST IF the CEO has received any acquisition-related bonuses.
4210-10  Vote AGAINST IF the dilution for all plans is not capped at 10% of issued share capital over ten years.
4210-11  Vote AGAINST IF the incentive plan awards are pensionable.
4210-12  Vote AGAINST IF the incentive plan does not prohibit re-testing of performance conditions.
4210-13  Vote AGAINST IF the any discretionary option grants are made below the market price.

4210-14  Vote AGAINST IF any discretionary option awards are not tied to performance conditions.
4210-15  Vote AGAINST IF any discretionary options vest over a period of less than three years.
4210-16  Vote AGAINST IF Long Term Incentive Plan/Short Term Incentive Plan performance criteria is not benchmarked against a comparator group.
4210-17  Vote AGAINST IF Long Term Incentive Plan awards vest only for median or below-median performance.
4210-18  Vote AGAINST IF matching share awards do not require performance hurdles be met.

                APPROVE STOCK OPTION PLAN FOR SUBSIDIARY (4211)

4211-1   Always vote FOR a management proposal to approve a stock option plan for subsidiary employees.
4211-2   Always vote AGAINST a management proposal to approve a stock option plan for subsidiary employees.
4211-3   Vote AGAINST IF the plan issues stock in the parent company in excess of 15% for this
         plan.                                                                                         X
4211-4   Vote AGAINST IF the plan issues stock in the parent company in excess of 15% for all
         plans.                                                                                        X
4211-5   Vote AGAINST IF the plan would allow discounts below fair market value.                       X
4211-6   Vote AGAINST IF the plan would allow for repricing of underwater options.                     X
4211-7   Vote AGAINST IF the awards are not attached to performance conditions.                        X
4211-8   Vote AGAINST IF the performance period is less than 3 years.
4211-9   Vote AGAINST IF the performance criteria are not linked to a comparator group.
4211-10  Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

                APPROVE STOCK OPTION/PURCHASE PLAN FOR OVERSEAS EMPLOYEES (4212)

4212-1   Always vote FOR a management proposal to approve a stock option/purchase plan for overseas employees.
4212-2   Always vote AGAINST a management proposal to approve a stock option/purchase plan for overseas employees.
4212-3   Vote AGAINST IF the plan increases potential dilution beyond 15% for this plan.               X
4212-4   Vote AGAINST IF the plan would increase potential dilution beyond 15% for all plans.          X
4212-5   Vote AGAINST IF the plan allows discounts below fair market value.
4212-6   Vote AGAINST IF the plan would allow for repricing of underwater options.
4212-7   Vote AGAINST IF the awards are not attached to performance conditions.
4212-8   Vote AGAINST IF the performance period is less than 3 years.
4212-9   Vote AGAINST IF the performance criteria are not linked to a comparator group.

4212-10  Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.
4212-11  Vote AGAINST IF the awards are granted for average performance.
4212-12  Vote AGAINST IF the purchase plan allows discounts greater than 20%.                          X

                APPROVE BONUS (4213)

4213-1   Always vote FOR a management proposal to approve bonuses for directors/employees.
4213-2   ABSTAIN IF the identity of recipients and amounts are not disclosed.
4213-3   Vote AGAINST IF the recipients and amounts are not disclosed.                                 X
4213-4   Vote AGAINST IF the criteria for calculating bonus payments are not provided.
4213-5   Vote AGAINST IF the bonus is being paid to a former or retiring director.                     X

                APPROVE LOANS TO DIRECTORS/EMPLOYEES (4214)

4214-1   Always vote FOR a management proposal to approve loans to directors/employees.
4214-2   Vote AGAINST IF the loans are used to finance options/stock purchases.                        X
4214-3   Vote AGAINST IF non-executive directors are eligible to participate.                          X
4214-4   Vote AGAINST IF only directors are eligible to participate.                                   X
4214-5   Vote AGAINST IF the loans are interest-free or at a sub-market rate.                          X

                ESTABLISH EMPLOYEE SHARE TRUST (4215)

4215-1   Always vote FOR a management proposal to establish an employee share trust for employee
         incentive plans.                                                                              X
4215-2   Always vote AGAINST a management proposal to establish an employee share trust for employee incentive plans.

                ISSUE BONDS WITH WARRANTS TO EMPLOYEES (4216)

4216-1   Always vote FOR a management proposal to issue bonds with warrants to employees.              X
4216-2   Always vote AGAINST a management proposal to issue bonds with warrants to employees.
4216-3   Vote AGAINST IF only senior management is eligible to receive bonds with warrants.
4216-4   Vote AGAINST IF the potential dilution exceeds XX%.

                APPROVE DIRECTORS' FEES (4230)

4230-1   Always vote FOR a management proposal to approve the amount set aside to pay members of the board of directors.

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

4230-2   ABSTAIN IF the amount to be paid is not disclosed.
4230-3   Vote AGAINST IF the amount to be paid is not disclosed.                                       X

                APPROVE SUPERVISORY BOARD/CORPORATE ASSEMBLY FEES (4231)

4231-1   Always vote FOR a management proposal to approve the supervisory board or corporate assembly fees.
4231-2   ABSTAIN IF the amount to be paid is not disclosed.
4231-3   Vote AGAINST IF the amount to be paid is not disclosed.                                       X

                APPROVE SHAREHOLDER REPRESENTATIVE FEES (4232)

4232-1   Always vote FOR a management proposal to approve the amount that is set aside to pay the representative of shareholders.
4232-2   ABSTAIN IF the amount to be paid is not disclosed.
4232-3   Vote AGAINST IF the amount to be paid is not disclosed.                                       X

                APPROVE BONUSES FOR RETIRING DIRECTORS (4233)

4233-1   Always vote FOR a management proposal to authorize bonuses to directors who are retiring from the board.
4233-2   Always ABSTAIN on a management proposal to authorize bonuses to directors who are retiring from the board.
4233-3   Always vote AGAINST on a management proposal to authorize bonuses to directors who are retiring from the board.
4233-4   Vote AGAINST IF the bonus amounts are not disclosed.                                          X
4233-5   Vote AGAINST IF the information in the proposal confirms recipients are outsiders (JAPAN
         ONLY).
4233-6   Vote AGAINST IF the information on insider-outsider status does not establish that recipients are insiders (JAPAN ONLY).
4233-7   Vote AGAINST IF the information on insider-outsider status is not provided in the proposal (JAPAN ONLY).
4233-8   Vote AGAINST IF the recipients are candidates for further (e.g. statutory) board service
         (JAPAN ONLY).
4233-9   Vote AGAINST IF the bonus is proposed to the families of directors who have died (JAPAN
         ONLY).
4233-10  Vote AGAINST IF the bonus amount exceeds Y XX per person (JAPAN ONLY).

                BONUSES FOR RETIRING STATUTORY AUDITORS-JP (4234)

4234-1   Always vote FOR a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
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

4234-2   Always ABSTAIN from a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
4234-3   Always vote AGAINST a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
4234-4   Vote AGAINST IF the bonus amounts are not disclosed.                                          x
4234-5   Vote AGAINST IF the supplemental information in the proposal confirms that the recipients are outsiders.
4234-6   Vote AGAINST IF the information on insider-outsider status does not establish that the recipients are insiders.
4234-7   Vote AGAINST IF the information on insider-outsider status is not provided in proposal.
4234-8   Vote AGAINST IF the recipients are candidates for further (e.g. statutory) board service.
4234-9   Vote AGAINST IF the bonus is proposed to the families of statutory auditors who have died.
4234-10  Vote AGAINST IF the bonus amounts exceed Y XX per person (JAPAN ONLY).

                APPROVE MAXIMUM STATUTORY AUDITOR FEES (4235)

4235-1   Always vote FOR a management proposal to approve the maximum statutory auditor fees.
4235-2   ABSTAIN IF the amount to be paid is not disclosed.
4235-3   Vote AGAINST IF the amount to be paid is not disclosed.                                       X

4300-1   Always vote FOR a management proposal to ratify management's decisions over the year, and discharge it from responsibility for those decisions, so long as the proposals have
         only symbolic importance.                                                                     X
4300-2   Always vote AGAINST a management proposal ratify management's decisions over the year, and discharge it from responsibility for those decisions, so long as the proposals have only symbolic importance.

                RATIFY MANAGEMENT ACTS-SYMBOLIC (4300)

                RATIFY MANAGEMENT ACTS-LEGAL (4301)

4301-1   Always vote FOR a management proposal to ratify management's decisions over the year and discharge it from responsibility for those decisions.
4301-2   Always ABSTAIN on a management proposal to ratify management's decisions over the year and discharge it from responsibility for those decisions.
4301-3   Always vote AGAINST a management proposal to ratify management's decisions over the year
         and discharge it from responsibility for those decisions.                                     X

                RATIFY BOARD ACTS-SYMBOLIC (4302)

4302-1   Always vote FOR a management proposal to ratify the board of directors' or supervisory board's decisions over the year and discharge them from responsibility for those decisions, so long as the proposals have only symbolic importance.
4302-2   Always vote AGAINST a management proposal to ratify the board of directors' or supervisory board's decisions over the year and discharge them from responsibility for
         those decisions, so long as the proposals have only symbolic importance.                      X

                RATIFY BOARD ACTS-LEGAL (4303)

4303-1   Always vote FOR a management proposal to ratify the board of directors' or the supervisory board's decisions over the year and discharge them from responsibility for those decisions.
4303-2   Always ABSTAIN on a management proposal to ratify the board of directors' or the supervisory board's decisions over the year and discharge them from responsibility for those decisions.
4303-3   Always vote AGAINST a management proposal to ratify the board of directors' or the supervisory board's decisions over the year and discharge them from responsibility for
         those decisions.                                                                              X

                APPROVE RELATED PARTY TRANSACTIONS (4304)

4304-1   Always vote FOR a management proposal to endorse related-party transactions already
         approved by the board.                                                                        X
4304-2   Always vote AGAINST a management proposal to endorse related-party transactions already approved by the board.

                RATIFY STATUTORY AUDITOR ACTS-SYMBOLIC (4305)

4305-1   Always vote FOR a management proposal to ratify statutory auditor acts - symbolic.
4305-2   Always ABSTAIN on a management proposal to ratify statutory auditor acts - symbolic.          x
4305-3   Always vote AGAINST a management proposal to ratify statutory auditor acts - symbolic.

                RATIFY STATUTORY AUDITOR ACTS-LEGAL (4306)

4306-1   Always vote FOR a management proposal to ratify statutory auditor acts - legal.
4306-2   Always ABSTAIN on a management proposal to ratify statutory auditor acts - legal.             x
4306-3   Always vote AGAINST a management proposal to ratify statutory auditor acts - legal.

                APPROVE MINIMUM STOCK OWNERSHIP BY DIRECTORS (4310)

4310-1   Always vote FOR a management proposal to adopt corporate rules that obligate directors to own a minimum amount of stock in the company.
4310-2   Always vote AGAINST a management proposal to adopt corporate rules that obligate
         directors to own a minimum amount of stock in the company.                                    X

                END MINIMUM STOCK OWNERSHIP BY DIRECTORS (4311)

4311-1   Always vote FOR a management proposal to abolish corporate rules that obligate directors to own a minimum amount of stock in the company.
4311-2   Always vote AGAINST a management proposal to abolish corporate rules that obligate
         directors to own a minimum amount of stock in the company.                                    X

                SET BOARD/SUPERVISORY BOARD SIZE LIMITS (4320)

4320-1   Always vote FOR a management proposal to approve the maximum and/or minimum limits on
         the size of the board of directors or the supervisory board.                                  X
4320-2   ABSTAIN IF the maximum size is more than XX members UNLESS the law dictates a larger size.
4320-3   Vote AGAINST IF the maximum size is more than XX members UNLESS the law dictates a larger size.
4320-4   ABSTAIN IF the minimum size is less than XX members UNLESS the law dictates a smaller size.
4320-5   Vote AGAINST IF the minimum size is less than XX members UNLESS the law dictates a smaller size.

                AMEND BOARD/SUPERVISORY BOARD SIZE (4321)

4321-1   Always vote FOR a management proposal to increase/decrease the size of board of
         directors or supervisory board.                                                               X
4321-2   ABSTAIN IF the maximum board size is set at more than XX members UNLESS the law dictates a larger size.
4321-3   Vote AGAINST IF the maximum board size is set at more than XX members UNLESS the law dictates a larger size.
4321-4   ABSTAIN IF the minimum board size is set at less than XX members UNLESS the law dictates a smaller size.
4321-5   Vote AGAINST IF the minimum board size is set at less than XX members UNLESS the law dictates a smaller size.

                SET NUMBER OF STATUTORY AUDITORS (4325)

4325-1   Always vote FOR a management proposal to set the number of members on the board of
         statutory auditors.                                                                           X
4325-2   Always vote AGAINST a management proposal to set the number of members on the board of statutory auditors.

                AMEND STATUTORY AUDITOR TERM - JAPAN (4326)

4326-1   Always vote FOR a management proposal to amend the term of statutory auditors.
4326-2   ABSTAIN IF the term is greater than 3 year(s).                                                X

                AMEND BOARD POWERS/PROCEDURES/QUALIFICATIONS (4330)

4326-1   Always vote FOR a management proposal to approve changes in the rules governing the
         board powers, procedures or qualifications.                                                   X
4326-2   Always vote AGAINST a management proposal to approve changes in the rules governing the board powers, procedures or qualifications.

                INDEMNIFY DIRECTORS/OFFICERS (4331)

4331-1   Always vote FOR a management proposal to authorize provision of liability insurance to directors and/or officers.
4331-2   Always vote AGAINST a management proposal to authorize provision of liability insurance
         to directors and/or officers.                                                                 X

                ELECT BOARD COMMITTEE (4332)

4332-1   Always vote FOR a management proposal to elect an audit, control or other committee of
         the board.                                                                                    X
4332-2   Always vote AGAINST a management proposal to elect an audit, control or other committee of the board.
4332-3   Vote AGAINST IF the election is for the audit committee and there are executive nominees.
4332-4   Vote AGAINST IF the election is for the remuneration committee and there are executive nominees.
4332-5   Vote AGAINST IF the election is for the nomination committee and there are executive nominees.

                AMEND BOARD ELECTION RULES (4333)

4333-1   Always vote FOR a management proposal to amend the rules governing the election of members of the board of directors.
4333-2   Always ABSTAIN on a management proposal to amend the rules governing the election of members of the board of directors.
4333-3   Always vote AGAINST a management proposal to amend the rules governing the election of
         members of the board of directors.                                                            X

                ESTABLISH BOARD COMMITTEES (4334)

4334-1   Always vote FOR a management proposal to establish board committees.                          X
4334-2   Always vote AGAINST a management proposal to establish board committees.

                APPOINT BOARD COMMISSION (4335)

4335-1   Always vote FOR a management proposal to appoint a board commission.                          X
4335-2   Always vote AGAINST a management proposal to appoint a board commission.

                APPROVE BOARD COMMISSION FEES (4336)

4336-1   Always vote FOR a management proposal to approve board commission fees.                       X
4336-2   Always vote AGAINST a management proposal to approve board commission fees.

                APPOINT OFFICER(S) FROM BOARD (4337)

4337-1   Always vote FOR a management proposal to appoint officer(s) from the existing board.
4337-2   Always vote AGAINST a management proposal to appoint officer(s) from the existing board.
4337-3   Vote AGAINST IF no information is provided regarding names and positions.                     X
4337-4   Vote AGAINST IF the proposal would combine the chairman and CEO.

                AMEND TERMS OF INDEMNIFICATION (4338)

4338-1   Always vote FOR a management proposal to amend the terms of indemnification.

4338-2   Always vote AGAINST a management proposal to amend the terms of indemnification.              X
4338-3   Vote AGAINST IF the proposal would increase the maximum amount of the indemnification coverage.
4338-4   Vote AGAINST IF the proposal would add a new class of indemnified persons.

                AMEND BOARD STRUCTURE (4339)

4339-1   Always vote FOR a management proposal to amend the board's structure.
4339-2   Always ABSTAIN on a management proposal to amend the board's structure.                       X
4339-3   Always vote AGAINST a management proposal to amend the board's structure.
4339-4   Vote AGAINST IF the proposal would add a new class of indemnified persons.

                ADOPT POISON-PILL-STYLE DEFENSE (4400)

4400-1   Always vote FOR a management proposal to approve poison pill-style defenses against takeovers.
4400-2   Always vote AGAINST a management proposal to approve poison pill-style defenses against
         takeovers.                                                                                    X

                AMEND POISON-PILL-STYLE DEFENSE (4401)

4401-1   Always vote FOR a management proposal to amend a poison pill-style takeover defense already in place at the company.
4401-2   Vote AGAINST IF the change would make the takeover defense more potent.                       X

                LIMIT VOTING RIGHTS (4410)

4410-1   Always vote FOR a management proposal to cap the number of votes any single shareholder or group of shareholders may cast at a meeting.
4410-2   Always vote AGAINST a management proposal to cap the number of votes any single
         shareholder or group of shareholders may cast at a meeting.                                   X
4410-3   Vote AGAINST IF the ceiling is less than XX% of the outstanding share capital.

                AMEND VOTING RIGHTS LIMIT (4411)
4411-1   Always vote FOR a management proposal to amend rules capping the number of votes any single shareholder or group of shareholders may cast at a meeting.
4411-2   Vote AGAINST IF the change would toughen the voting rights limit.                             X

                END VOTING RIGHTS LIMIT (4412)
4412-1   Always vote FOR a management proposal to abolish the cap on the number of votes any
         single shareholder or group of shareholders may cast at a meeting.                            X
4412-2   Always vote AGAINST a management proposal to abolish the cap on the number of votes any single shareholder or group of shareholders may cast at a meeting.

                APPROVE SHARE TRANSFER/REGISTRATION (4413)

4413-1   Always vote FOR a management proposal to approve restrictions on shareholders' rights to transfer or register their shares.
4413-2   Always vote AGAINST a management proposal to approve restrictions on shareholders'
         rights to transfer or register their shares.                                                  X

                END SHARE TRANSFER/REGISTRATION (4414)

4414-1   Always vote FOR a management proposal to abolish restrictions on shareholders' rights to
         transfer or register their shares.                                                            X
4414-2   Always vote AGAINST a management proposal to abolish restrictions on shareholders'
         rights to transfer or register their shares.

                REQUIRE VOTING SUPERMAJORITY (4420)

4420-1   Always vote FOR a management proposal that would set a supermajority requirement for voting at shareholder meetings.
4420-2   Always vote AGAINST a management proposal that would set a supermajority requirement for
         voting at shareholder meetings.                                                               X
4420-3   Vote AGAINST IF the requirement is higher than XX% of the shares represented.
4420-4   Vote AGAINST IF the supermajority could serve as a takeover barrier.

                AMEND SUPERMAJORITY REQUIREMENT (4421)

4421-1   Always vote FOR a management proposal to amend the company's supermajority voting requirement.
4421-2   Vote AGAINST IF the change would raise the supermajority requirement.                         X

                END VOTING SUPERMAJORITY (4422)

4422-1   Always vote FOR a management proposal to abolish the company's supermajority voting
         requirement.                                                                                  X
4422-2   Always vote AGAINST a management proposal to abolish the company's supermajority voting requirement.

                END FOREIGN INVESTOR RESTRICTIONS (4430)

4430-1   Always vote FOR a management proposal to abolish rules that deprive foreign investors of
         the same share ownership rights that domestic investors have.                                 X
4430-2   Always vote AGAINST a management proposal to abolish rules that deprive foreign investors of the same share ownership rights that domestic investors have.

                AMEND SHAREHOLDER DISCLOSURE RULES (4431)
4431-1   Always vote FOR a management proposal to give the board authority to compel shareholders to disclose their stakes and/or to penalize shareholders that refuse to comply.
4431-2   Vote AGAINST IF the disclosure threshold is less than 5% of the outstanding share
         capital.                                                                                      X

                  AMEND FOREIGN INVESTOR RESTRICTIONS (4432)

4432-1     Always vote FOR a management proposal to amend restrictions on foreign investors.
4432-2     Always vote AGAINST a management proposal to amend restrictions on foreign investors.
4432-3     Vote AGAINST IF the proposal decreases the maximum percentage of foreign shareholding.        X
4432-4     Vote AGAINST IF the proposal caps foreign ownership at less than XX% of company stock.

                  WAIVE MANDATORY TAKEOVER REQUIREMENT (4433)

4433-1     Always vote FOR a management proposal to waive mandatory takeover requirement.
4433-2     Always vote AGAINST a management proposal to waive mandatory takeover requirement.
4433-3     Vote AGAINST IF a mandatory bid would arise from the issue of stock to the significant
           shareholder.                                                                                  X
4433-4     Vote AGAINST IF a mandatory bid would arise from a share repurchase.                          X

                  REQUIRE APPROVAL FOR PARTIAL TAKEOVER BIDS (4434)

4434-1     Always vote FOR a management proposal to require approval for partial takeover bids.
4434-2     Always vote AGAINST a management proposal to require approval for partial takeover bids.      X

                  APPROVE RESTRUCTURING/RECAPITALIZATION (4500)

4500-1     Always vote FOR a management proposal to restructure or recapitalize the company.             X
4500-2     Always vote AGAINST a management proposal to restructure or recapitalize the company.

                  APPROVE MERGER/ACQUISITION (4501) CASE-BY-CASE

4501-1     Always vote FOR a management proposal to merge with or acquire another company.
4501-2     Always vote AGAINST a management proposal to merge with or acquire another company.

                  APPROVE DIVESTITURE/SPIN-OFF (4502)

4502-1     Always vote FOR a management proposal to approve a specified divestiture or spin-off.         X
4502-2     Always vote AGAINST a management proposal to approve a specified divestiture or spin-off.


                  APPROVE INTRA-COMPANY CONTRACTS (4503)

4503-1     Always vote FOR a management proposal to ratify intra-company contracts.                      X
4503-2     Always vote AGAINST a management proposal to ratify intra-company contracts.

                  DISSOLVE COMPANY/APPROVE LIQUIDATION (4504)

4504-1     Always vote FOR a management proposal to dissolve/liquidate the company.                      X
4504-2     Always vote AGAINST a management proposal to dissolve/liquidate the company.

                  APPROVE JOINT VENTURE/STRATEGIC PARTNERSHIP (4505)

4505-1     Always vote FOR a management proposal to approve a joint venture or strategic
           partnership.                                                                                  X
4505-2     Always vote AGAINST a management proposal to approve a joint venture or strategic partnership.

                  EXTEND INVESTMENT TRUST (4506)

4506-1     Always vote FOR a management proposal to extend investment trust.                             X
4506-2     Always vote AGAINST a management proposal to extend investment trust.

                  DISSOLVE INVESTMENT TRUST (4507)

4507-1     Always vote FOR a management proposal to dissolve investment trust.                           X
4507-2     Always vote AGAINST a management proposal to dissolve investment trust.

                  APPROVE REINCORPORATION (4508)

4508-1     Always vote FOR a management proposal to reincorporate.                                       X
4508-2     Always vote AGAINST a management proposal to reincorporate.
4508-3     Vote AGAINST IF the company is reincorporated in a tax haven.

                  APPROVE PROPERTY PURCHASE (4509)

4509-1     Always vote FOR a management proposal to purchase property.                                   X
4509-2     Always vote AGAINST a management proposal to purchase property.

                  APPROVE PROPERTY SALE (4510)

4510-1     Always vote FOR a management proposal to sell property.                                       X
4510-2     Always vote AGAINST a management proposal to sell property.

                              SHAREHOLDER PROPOSALS

                  SP-INCREASE DIVIDEND (5000)

5000-1     Always vote FOR a shareholder proposal to increase the dividend.
5000-2     Always vote AGAINST a shareholder proposal to increase the dividend.                          X
5000-3     Vote AGAINST IF the payout ratio is more than XX%.

                  SP-REDISTRIBUTE PROFITS (5001)

5001-1     Always vote FOR a shareholder proposal that is aimed at pushing management to distribute
           earnings in ways other than those it already decided.                                         X
5001-2     Always vote AGAINST a shareholder proposal that is aimed at pushing management to distribute earnings in ways other than those it already decided

                  SP-OPPOSE MERGER/ACQUISITION (5002)

5002-1     Always vote FOR a shareholder proposal that urges the rejection of a planned merger or acquisition.
5002-2     Always vote AGAINST a shareholder proposal that urges the rejection of a planned merger
           or acquisition.                                                                               X

                  SP-RESTORE PREEMPTIVE RIGHTS (5003)

5003-1     Always vote FOR a shareholder proposal that calls on management to restore preemptive
           rights.                                                                                       X
5003-2     Always vote AGAINST a shareholder proposal that calls on management to restore preemptive rights.

                  SP-RESTRUCTURE INVESTMENTS (5004)

5004-1     Always vote FOR a shareholder proposal that urges the restructuring of a company's investments.
5004-2     Always vote AGAINST a shareholder proposal that urges the restructuring of a company's
           investments.                                                                                  X

                  SP-RESTRICT CAPITAL INCREASES (5005)

5005-1     Always vote FOR a shareholder proposal that aims to restrict management's plans to increase capital.
5005-2     Always vote AGAINST a shareholder proposal that aims to restrict management's plans to
           increase capital.                                                                             X
5005-3     Vote AGAINST IF the increases could result in dilutions greater than XX% of the outstanding shares


                  SP-END BARS ON FOREIGN INVESTORS (5006)

5006-1     Always vote FOR a shareholder proposal that presses management to abolish restrictions
           on foreign investors' stock ownership, voting or activities in the company.                   X
5006-2     Always vote AGAINST a shareholder proposal that presses management to abolish restrictions on foreign investors' stock ownership, voting or activities in the company.

                  SP-END VOTING RIGHTS LIMITATION (5100)

5100-1     Always vote FOR a shareholder proposal that aims to abolish the ceiling on the number of
           votes any single shareholder or group of shareholders may cast at a meeting.                  X
5100-2     Always vote AGAINST a shareholder proposal that aims to abolish the ceiling on the number of votes any single shareholder or group of shareholders may cast at a meeting.

                  SP-FACILITATE A SHAREHOLDER PROPOSAL (5101)

5101-1     Always vote FOR a shareholder proposal that asks management to adopt rules making it
           easier for shareholders to place proposals on the ballot.                                     X
5101-2     Always vote AGAINST a shareholder proposal that asks management to adopt rules making it easier for shareholders to place proposals on the ballot.

                  SP-IMPROVE DISCLOSURE (5102)

5102-1     Always vote FOR a shareholder proposal that asks management to disclose more information
           or make it more widely available to shareholders.                                             X
5102-2     Always vote AGAINST a shareholder proposal that asks management to disclose more information or make it more widely available to shareholders.

                 SP-APPROVE CONFIDENTIAL VOTING (5103)

5103-1     Always vote FOR a shareholder proposal that asks management to adopt a policy ensuring
           that shareholder votes are kept confidential.                                                 X
5103-2     Always vote AGAINST a shareholder proposal that asks management to adopt a policy ensuring that shareholder votes are kept confidential.

                 SP-REMOVE MULTIPLE-VOTING RIGHTS (5104)

5104-1     Always vote FOR a shareholder proposal that asks management to abolish multiple-voting
           rights attached to company stock.                                                             X
5104-2     Always vote AGAINST a shareholder proposal that asks management to abolish multiple-voting rights attached to company stock.

                 SP-OUST DIRECTOR(S) (5200)

5200-1     Always vote FOR a shareholder proposal that calls for the ousting of one or more directors.
5200-2     Always vote AGAINST a shareholder proposal that calls for the ousting of one or more
           directors.                                                                                    X

                  SP-ELECT DISSIDENT DIRECTOR(S) (5201)

5201-1     Always vote FOR a shareholder proposal that calls for the election of one or more directors opposed by management.
5201-2     Always vote AGAINST a shareholder proposal that calls for the election of one or more
           directors opposed by management.                                                              X

                  SP-ELECT DISSIDENT SUPERVISORY BOARD MEMBER(S) (5202)

5202-1     Always vote FOR a shareholder proposal that calls for the election of one or more members of the supervisory board opposed by management.
5202-2     Always vote AGAINST a shareholder proposal that calls for the election of one or more
           members of the supervisory board opposed by management.                                       X

                  SP-AMEND BOARD PROCEDURES (5210)

5210-1     Always vote FOR a shareholder proposal that asks for changes in board procedures.
5210-2     Always vote AGAINST a shareholder proposal that asks for changes in board procedures.         X

                  SP-LIMIT THE NUMBER OF BOARDS DIRECTORS SIT ON (5211)

5211-1     Always vote FOR a shareholder proposal that asks for a limit on the number of different corporate boards on which a director may serve.
5211-2     Always vote AGAINST a shareholder proposal that asks for a limit on the number of
           different corporate boards on which a director may serve.                                     X

                  SP-AGE LIMIT FOR DIRECTORS (5212)

5212-1     Always vote FOR a shareholder proposal that asks for rules that impose or modify a retirement age for directors or supervisory board members.
5212-2     Always vote AGAINST a shareholder proposal that asks for rules that impose or modify a
           retirement age for directors or supervisory board members.                                    X

                  SP-OPPOSE/CHANGE EXECUTIVE PAY (5220)

5220-1     Always vote FOR a shareholder proposal that asks for changes in or rejection of executive pay packages.
5220-2     Always vote AGAINST a shareholder proposal that asks for changes in or rejection of executive pay packages.
5220-3     Vote AGAINST IF the change would increase executive pay packages.                             X

                  SP-IMPROVE LABOR PRACTICES (5300)

5300-1     Always vote FOR a shareholder proposal that asks for changes in the way management treats the company's workforce.
5300-2     Always vote AGAINST a shareholder proposal that asks for changes in the way management
           treats the company's workforce.                                                               X
5300-3     Vote AGAINST IF the change fails to request disclosure of hiring policies.

                  SP-IMPROVE WORKER SAFETY (5301)

5301-1     Always vote FOR a shareholder proposal that asks for improvements in the way that the company handles worker safety.
5301-2     Always vote AGAINST a shareholder proposal that asks for improvements in the way that
           the company handles worker safety.                                                            X

                  SP-REPORT ON ENVIRONMENTAL PERFORMANCE (5400)

5400-1     Always vote FOR a shareholder proposal that asks management to disclose additional information on environmental performance.
5400-2     Always vote AGAINST a shareholder proposal that asks management to disclose additional
           information on environmental performance.                                                     X

                  SP-ADOPT ENVIRONMENTAL PRINCIPLES (5401)

5401-1     Always vote FOR a shareholder proposal aimed at getting management to endorse a set of environmental principles.
5401-2     Always vote AGAINST a shareholder proposal aimed at getting management to endorse a set
           of environmental principles.                                                                  X

                  SP-FUND ENVIRONMENTAL CLEANUP (5402)

5402-1     Always vote FOR a shareholder proposal to pay for cleanup of an environmental problem.
5402-2     Always vote AGAINST a shareholder proposal to pay for cleanup of an environmental
           problem.                                                                                      X

                  SP-END MANUFACTURE OF PRODUCTS (5410)

5410-1     Always vote FOR a shareholder proposal aimed at pushing the company to cease manufacturing certain products.
5410-2     Always vote AGAINST a shareholder proposal aimed at pushing the company to cease
           manufacturing certain products.                                                               X

                  SP-END EXPORT OF PRODUCTS (5411)

5411-1     Always vote FOR a shareholder proposal aimed at pushing the company to cease exporting certain products.
5411-2     Always vote AGAINST a shareholder proposal aimed at pushing the company to cease
           exporting certain products.                                                                   X

                  SP-PHASE OUT NUCLEAR POWER (5420)

5420-1     Always vote FOR a shareholder proposal aimed at pushing management to phase out the company's involvement with nuclear power.
5420-2     Always vote AGAINST a shareholder proposal aimed at pushing management to phase out the
           company's involvement with nuclear power.                                                     X

                  SP-END ARMS PRODUCTION (5500)

5500-1     Always vote FOR a shareholder proposal aimed at pushing the company to end the manufacture of armaments.
5500-2     Always vote AGAINST a shareholder proposal aimed at pushing the company to end the
           manufacture of armaments.                                                                     X

                  SP-LIQUIDATE COMPANY (5800)

5800-1     Always vote FOR a shareholder proposal that calls for the company to be liquidated.
5800-2     Always vote AGAINST a shareholder proposal that calls for the company to be liquidated.       X

                  SP-AMEND COMPANY GOALS/PURPOSE (5801)

5801-1     Always vote FOR a shareholder proposal aimed at changing the company's goals or purposes.
5801-2     Always vote AGAINST a shareholder proposal aimed at changing the company's goals or
           purposes.                                                                                     X

                               LEADER MUTUAL FUNDS

                            LEADER GROWTH EQUITY FUND
                           LEADER GROWTH & INCOME FUND
                              LEADER BALANCED FUND
                           LEADER TAX-EXEMPT BOND FUND
                          LEADER INTERMEDIATE BOND FUND
                           LEADER SHORT TERM BOND FUND
                       LEADER TAX-EXEMPT MONEY MARKET FUND
                            LEADER MONEY MARKET FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES

                                 JANUARY 1, 2005

      This Statement of Additional Information (the "Statement of Additional Information" or the "Statement") is not a prospectus. This Statement of Additional Information relates to the Prospectus of LEADER Mutual Funds (the "Trust") for Institutional Shares dated January 1, 2005 (the "Prospectus"), and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated by reference into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754, or by calling (800) 219-4182.

      The Trust's audited financial statements for the fiscal year ended August 31, 2004 included in the Trust's Annual Report are hereby incorporated by reference into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................................     2
INVESTMENT RESTRICTIONS....................................................................     7
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS........................    13
MANAGEMENT OF THE TRUST....................................................................    26
INVESTMENT ADVISORY AND OTHER SERVICES.....................................................    32
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................................    38
PROXY VOTING POLICIES AND PROCEDURES.......................................................    40
PORTFOLIO HOLDINGS DISCLOSURE POLICY.......................................................    40
DESCRIPTION OF THE TRUST...................................................................    41
NET ASSET VALUE AND PUBLIC OFFERING PRICE..................................................    47
SHAREHOLDER SERVICES.......................................................................    48
REDEMPTIONS................................................................................    48
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS...............................    50
APPENDIX A -- DESCRIPTION OF CERTAIN FUND INVESTMENTS......................................   A-1
APPENDIX B -- DESCRIPTION OF BOND RATINGS..................................................   B-1
APPENDIX C -- PROXY VOTING POLICIES AND PROCEDURES.........................................   C-1

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objective and policies of each Fund of LEADER Mutual Funds are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental.

      There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

Growth Equity Fund

      As described in the Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Morgan Asset Management, Inc. ("MAM") believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

Growth & Income Fund

      As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings and/or current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the Intermediate Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund

      As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that MAM believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Ratings ("Fitch")) or unrated issues deemed by MAM to be of comparable quality. See Appendix B for a description of bond ratings assigned by Standard & Poor's and Moody's.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may make any of the types of investments which either the Growth & Income Fund (as described above) or the Intermediate Bond Fund (as described below) may make.

Tax-Exempt Bond Fund

      As noted in the Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which MAM deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities."

      The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Intermediate Bond Fund

      As described in the Prospectus, the investment objective of the Intermediate Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of high grade bonds and notes of non-governmental issuers and U.S. Government Securities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which MAM deems to include all debt securities for this purpose.

      The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless MAM believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("Ginnie Mae") or the Federal National Mortgage Association ("Fannie Mae"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless MAM believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

      The securities in which the Fund invests include, but are not limited to:

- corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of MAM;

- asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

- obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

-  mortgage-backed securities;

-  collateralized mortgage obligations; and

-  repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      The Fund may also engage in options transactions for hedging purposes.

Short Term Bond Fund

      As described in the Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by MAM to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, together, the "Money Funds")

      Each Money Fund will invest only in securities that MAM, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities".

      As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when MAM believes the risks are minimal.

      Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio.

      As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of each of the Money Fund's portfolio securities not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

      The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

      After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                             INVESTMENT RESTRICTIONS

      In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

      Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

      Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

Investment Restrictions - Non-Money Funds

      Each Non-Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

      (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Invest in companies for the purpose of exercising control or management.

      (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

      (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

      (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.) This policy does not limit the ability of the Non-Money Funds to invest in the Money Funds consistent with the terms of the Trust's SEC exemptive order. See "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Investments in Other Investment Companies" herein.

      (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      (7) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment advisor who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

      (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with MAM or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

      (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      (11) With respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

      (12) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

      Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies
(11) and (12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

      Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

      Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non- fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction
(10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

      Each Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

      (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

      (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

      (4) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

      (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

      (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      (7) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

      (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

      (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

      (4) Make investments for the purpose of exercising control or management.

      (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

      (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

      A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

      As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

      - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

      - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U. S. Government.

      - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

      - "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

      - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U. S. Government.

      As described in the Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

      As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

      Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

      In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

      The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

      When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Trust expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Trust does not expect to assign any value to stand-by commitments.

      The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but MAM will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN-ISSUED SECURITIES

      Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

      MAM will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by MAM to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

      The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

      Each Fund may engage in options transactions for hedging purposes.

      An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

      If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

      The successful use of options depends in part on the ability of MAM to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

      An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

      The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

      A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

      Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and MAM expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

      Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

      When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

      Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

      Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

      The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

      Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

      Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

      Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

      Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

      The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

      A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

      Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, MAM and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

      Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

      Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

      The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

      The successful use of transactions in futures and related options also depends on the ability of MAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

      The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

      Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

      CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

      - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

      - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

      - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

      No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

      A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

      Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

      The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

      Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays MAM and the Fund's other expenses.

      Pursuant to the terms of an exemptive order received by the Trust from the SEC, each of the Non-Money Funds may purchase and redeem shares of the Money Funds. Any such investments will result in MAM receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

PORTFOLIO TURNOVER

      Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of a Fund's investment policies, a Fund's portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne by the Funds, thereby decreasing the Funds' total return. High turnover rates may also result in a higher level of taxable capital gains.

                             MANAGEMENT OF THE TRUST

      Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' advisor, custodian and other service-providers.

      The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

                                                                                                  NUMBER OF
                                               TERM OF OFFICE(2)                                PORTFOLIOS IN      OTHER
                             POSITION(S) WITH   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING  FUND COMPLEX   DIRECTORSHIPS
  NAME, ADDRESS AND AGE        THE TRUST(1)      TIME SERVED          THE PAST FIVE YEARS         OVERSEEN         HELD
--------------------------   ----------------  -----------------  ----------------------------  -------------  -------------
Interested Trustees(3)

Brad L. Badgley(4) (52)       Trustee           10/97 - present   Attorney, Brad L. Badgley,          8        Bank Star One
c/o Brad L. Badgley, P.C.                                         P.C.; Director, Magna Trust                  (1995 to
26 Public Square                                                  Company (an affiliate of                     present)
Belleville, Illinois 62220                                        Magna Bank, N.A., which
                                                                  merged into Union Planters
                                                                  Bank, National Association
                                                                  ("Union Planters Bank") in
                                                                  1998) (until 1997)

----------
(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

(3) As used in this Statement of Additional Information, the term "Interested Trustee" refers to those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, and the term "Non-Interested Trustees" refers to those Trustees who are not "interested persons" of the Trust.

(4) Mr. Badgley is an "interested person" of the Trust by reason of owning shares of Regions Financial Corporation, the ultimate parent company of Morgan Asset Management, Inc.

                                                                                                   NUMBER OF
                                               TERM OF OFFICE(2)                                 PORTFOLIOS IN      OTHER
                             POSITION(S) WITH   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING   FUND COMPLEX   DIRECTORSHIPS
  NAME, ADDRESS AND AGE        THE TRUST(1)      TIME SERVED          THE PAST FIVE YEARS          OVERSEEN         HELD
--------------------------   ----------------  -----------------  ----------------------------   -------------  -------------
Non-Interested Trustees(3)

Harry R. Maier (58)          Trustee;          12/95 - present    President, Memorial Hospital,        8             None
c/o Memorial Hospital        Member of                            Belleville, Illinois (since
4500 Memorial Drive          Audit,                               1977); Chief Executive
Belleville, IL  62226        Nominating                           Officer of various affiliates
                             and Valuation                        of Memorial Hospital (since
                             Committees                           1987)(5)
Neil Seitz  (61)             Trustee;          4/96 - present     Professor, School of                 8             None
c/o School of Business       Member of                            Business, Saint Louis
Saint Louis University       Audit,                               University (since 1975);
3674 Lindell Blvd.           Nominating                           Dean, School of Business,
St. Louis, MO 63108          and Valuation                        Saint Louis University (1993
                             Committees                           - 2002)
Eugene K. Cashman, Jr. (63)  Trustee;          12/01 - present    President and Chief Executive        8             None
c/o LHS, Inc.                Member of                            Officer, Le Bonheur Health
1000 Ridgeway Loop Road      Audit,                               Systems, Inc. (since 1983);
Ste. 310                     Nominating                           President of various
Memphis, TN  38120           and Valuation                        affiliates of Le Bonheur
                             Committees                           Health Systems, Inc. (since
                                                                  1983)

----------
(5) Morgan Asset Management, Inc. manages investment assets for Memorial Hospital and its affiliates.

                                                                                                   NUMBER OF
                                               TERM OF OFFICE(2)                                 PORTFOLIOS IN     OTHER
                             POSITION(S) WITH   AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING   FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUST(1)      TIME SERVED          THE PAST FIVE YEARS          OVERSEEN         HELD
---------------------        ----------------  -----------------  ----------------------------   -------------  -------------
Officers of the Trust

R. Jeffrey Young (40)        President         7/03 - present     Senior Vice President, BISYS        N/A            N/A
c/o BISYS Fund Services                        (President);       Fund Services (since 1993)
3435 Stelzer Road                              7/00 - 7/03
Columbus, Ohio 43219                           (Secretary);
                                               4/02 - 7/03
                                               (Treasurer)

Charles L. Booth (44)        Vice President    10/97 - present    Senior Vice President, BISYS        N/A            N/A
c/o BISYS Fund Services                                           Fund Services (since 1988)
3435 Stelzer Road
Columbus, Ohio 43219

Charles J. Daly  (33)        Secretary         7/04 - present     Counsel, BISYS Fund Services        N/A            N/A
c/o BISYS Fund Services                                           (since November 2003);
3435 Stelzer Road                                                 Associate, Goodwin Procter
Columbus, Ohio 43219                                              LLP (2001 - 2003)

Troy A. Sheets (33)          Treasurer         7/03 - present     Vice President, Financial           N/A            N/A
c/o BISYS Fund Services                                           Services, BISYS Fund Services
3435 Stelzer Road                                                 (since April 2002); Senior
Columbus, Ohio 43219                                              Manager, KPMG LLP (August
                                                                  1993 - March 2002)

Alaina V. Metz (37)          Assistant         10/97 - present    Chief Administrator,                N/A            N/A
c/o BISYS Fund Services      Secretary                            Administration Services,
3435 Stelzer Road                                                 BISYS Fund Services (since
Columbus, Ohio 43219                                              1995)

David George (52)            Chief             9/04 - present     Chief Compliance Officer,           N/A            N/A
Morgan Keegan, Inc.          Compliance                           Morgan Asset Management, Inc.
52 North Front Street        Officer/AML                          and a Senior Vice President
Memphis, Tennessee 38103     Compliance                           of Morgan Keegan & Company,
                             Officer                              Inc. (since August 2004);
                                                                  Assistant Director of
                                                                  Compliance and Senior Vice
                                                                  President of Morgan Keegan &
                                                                  Company, Inc. (April 2002 to
                                                                  August 2004);  Branch Manager
                                                                  and First Vice President of
                                                                  Morgan Keegan & Company, Inc.
                                                                  (April 2001 to April 2002);
                                                                  Branch Administrative Officer
                                                                  of the Private Client Group
                                                                  and First Vice President of
                                                                  Morgan Keegan & Company, Inc.
                                                                  (July 1999 to April 2001);
                                                                  Compliance Administrator and
                                                                  Vice President of Morgan
                                                                  Keegan & Company, Inc.
                                                                  (August 1995 to July 1999)

(1) Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

(2) All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

      The Board of Trustees has three standing committees - the Audit Committee, the Nominating Committee and the Valuation Committee. Each committee currently consists of Messrs. Cashman, Maier and Seitz. Below is a brief description of each of these committees.

      The Audit Committee consists of only Trustees who are not "interested persons" of the Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Trust's independent registered public accounting firm to the full Board of Trustees and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met twice during the fiscal year ended August 31, 2004.

      The Nominating Committee consists of only Trustees who are not "interested persons" of the Trust. The Nominating Committee nominates any new Non-Interested Trustee and determines the level and manner of compensation of the Non-Interested Trustees of the Trust. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a Fund, provided the shareholders' recommendations comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934 (the "1934 Act"). The Nominating Committee did not meet during the fiscal year ended August 31, 2004.

      The Valuation Committee is responsible for determining the fair value of the Trust's securities and other assets under certain circumstances in accordance with the Trust's valuation procedures. At least one member of the Valuation Committee must be a Non-Interested Trustee. The Valuation Committee did not meet during the fiscal year ended August 31, 2004.

      The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

      The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2004 to the persons who served as Trustees during all or any portion of such fiscal year:

                               COMPENSATION TABLE

                                TOTAL
                            COMPENSATION   TOTAL COMPENSATION
Person                       FROM TRUST     FROM FUND COMPLEX
                            ------------   ------------------
Non-Interested Trustees

Eugene K.                      $12,000          $12,000
Cashman

Harry R.                       $12,000          $12,000
Maier*

Neil Seitz                     $12,000          $12,000

Interested Trustees

Brad L.                        $12,000          $12,000
Badgley

* During the fiscal year ended August 31, 2004, Mr. Maier deferred all of his compensation from the Trust. As of August 31, 2004, Mr. Maier has deferred an aggregate amount of compensation (together with any gains and losses) equal to $73,783.

      The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2003.

                                                                       Aggregate Dollar
                                                    Dollar Range of    Range of Trust
      Name of Trustee                Fund             Fund Shares          Shares
      ---------------                ----             -----------          ------
Interested Trustees:

Brad L. Badgley             Growth & Income Fund    $50,001-$100,000  $50,001-$100,000

                            Intermediate Bond Fund  $10,001-$ 50,000  $50,001-$100,000

Non-Interested Trustees:

Harry R. Maier              Growth & Income Fund    $10,001-$ 50,000  $50,001-$100,000

                            Intermediate Bond Fund  $10,001-$ 50,000  $50,001-$100,000

                            Money Market Fund       $50,001-$100,000  $50,001-$100,000

Neil Seitz                  Growth & Income Fund    $10,001-$ 50,000  $10,001-$ 50,000

Eugene K. Cashman, Jr.      None                    None              None

      Each of the Trust, MAM, BISYS Fund Services, and BISYS Fund Services, Limited Partnership ("BISYS, L.P." or the "Distributor"), the Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

      Lewis Laughlin, Chairman Emeritus of Union Planters Investment Advisors, has served on the Board of Directors of Memorial Foundation, Inc. and Southwest Illinois Health Ventures, Inc. since 1985. Mr. Maier is President of Memorial Hospital and is Chief Executive Officer of various affiliates of Memorial Hospital, including Memorial Foundation, Inc., Memorial Group, Inc. and Southwest Illinois Health Ventures, Inc.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), MAM provides investment advice for, and supervises the investment programs of, the Funds. MAM, located at 417 North 20th Street, Birmingham, Alabama 35203, is an indirect wholly-owned subsidiary of Regions Financial Corporation, a bank holding company incorporated in Tennessee. Regions Financial Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $84.1 billion as of September 30, 2004. Through their offices in several states, Regions Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

      Prior to June 30, 2004, Union Planters Investment Advisors served as investment advisor to each of the Funds. On June 30, 2004, Union Planters Corporation, the parent of Union Planters Investment Advisors, merged with and into Regions Financial Corporation and MAM assumed the duties of Union Planters Investment Advisors under each of the Advisory Agreements.

      Prior to May 7, 2001, Union Planters Bank served as investment advisor to each of the Funds. On May 7, 2001, Union Planters Investment Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Investment Advisors were both subsidiaries of Union Planters Corporation.

      Each of the Funds pays MAM an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Advisor with respect thereto, are set forth in the Prospectus, as may be amended from time to time.

      The Advisory Agreement provides that it will continue in effect until September 30, 2005 and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by MAM upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by MAM to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or MAM.

      Each Advisory Agreement provides that MAM shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      MAM and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining MAM as advisor for the Funds outweighs the disadvantages, if any, which might result from these practices.

      During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Investment Advisors ("UPIA") (for 2002 and 2003) and to UPIA and MAM (for 2004), pursuant to the relevant Advisory
Agreement:

                                                      GROSS (BEFORE             NET (AFTER
                                       FISCAL YEAR      VOLUNTARY                VOLUNTARY
         FUND                        ENDED AUGUST 31   REDUCTION)    REDUCTION  REDUCTION)
         ----                        ---------------   ----------    ---------  ----------
Growth Equity Fund                       2003         $   97,077     $  69,317  $   27,760

                                     2004 (UPIA)      $  237,402     $  83,106  $  154,296

                                      2004 (MAM)      $   55,364     $   3,691  $   51,673

Growth & Income Fund

                                         2002         $1,178,523     $ 157,135  $1,021,388

                                         2003         $1,006,595     $ 110,376  $  896,219

                                     2004 (UPIA)      $  978,658     $  65,243  $  913,415

                                      2004 (MAM)      $  192,224     $       0  $  192,224

Balanced Fund

                                         2002         $  357,167     $ 100,696  $  256,471

                                         2003         $  355,401     $ 103,171  $  252,230

                                     2004 (UPIA)      $  349,146     $  87,287  $  261,859

                                      2004 (MAM)      $   71,917     $  17,979  $   53,938

Tax-Exempt Bond Fund

                                         2002         $   90,179     $  90,179  $      0

                                         2003         $   94,074     $  94,074  $      0

                                     2004 (UPIA)      $   82,493     $  67,628  $ 14,865

                                      2004 (MAM)      $   15,524     $  10,867  $  4,657

Intermediate Bond Fund

                                         2002         $  572,706     $  77,488  $ 495,218

                                         2003         $  590,988     $  46,735  $ 544,253

                                     2004 (UPIA)      $  480,044     $  19,200  $ 460,844

                                      2004 (MAM)      $   90,097     $   3,604  $  86,493

Short Term Bond Fund

                                         2002         $  143,821     $ 101,699  $  42,122

                                         2003         $  202,200     $ 108,260  $  93,940

                                     2004 (UPIA)      $  279,777     $ 115,216  $ 164,561

                                      2004 (MAM)      $   66,538     $  24,196  $  42,342

Tax-Exempt Money Market Fund

                                         2002         $  119,091     $ 103,441  $  15,650

                                         2003         $  115,838     $  76,868  $  38,970

                                     2004 (UPIA)      $   78,685     $  42,549  $  36,136

                                     2004  (MAM)      $   14,630     $  10,972  $   3,658

Money Market Fund

                                         2002         $1,495,350     $ 547,193  $ 948,157

                                         2003         $1,048,893     $ 393,336  $ 655,557

                                     2004 (UPIA)      $  769,906     $ 288,716  $ 481,190

                                     2004  (MAM)      $  150,915     $  56,594  $  94,321

BOARD APPROVAL OF EXISTING ADVISORY AGREEMENTS

      The Board, including all of the Trustees who are not "interested persons" as that term is defined in the 1940 Act (the "Independent Trustees"), held two in-person meetings for the purpose of considering the New Agreement. The Board unanimously determined to approve the New Agreement, subject to shareholder approval, at a meeting held on July 13, 2004. In considering the New Agreement, the Board of Trustees, including the Independent Trustees, received and considered materials specifically relating to MAM and the New Agreement. These materials included (i) information regarding the investment performance of investment portfolios managed by MAM; (ii) information about MAM's personnel, research capabilities, operations and proposed management of the Funds; (iii) information regarding each Fund's investment performance and advisory fees under the Former Agreements as well as the advisory fees proposed under the New Agreement; (iv) representations by MAM that it would provide advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided to each Fund under the Former Agreements;
(v) information from MAM regarding the personnel that would provide advisory services to each Fund; (vi) information regarding MAM's soft dollar practices; and (vii) other information regarding MAM, Regions and the Merger.

      In determining to approve the New Agreement, the Board carefully considered the benefits to shareholders of retaining MAM as investment adviser to each Fund. In this regard, the Board considered a number of factors, including, among others, the nature, scope and quality of services that MAM would likely provide under the New Agreement; that the advisory fee rates and other fees paid by the Funds would not change as a result of implementing the New Agreement; the quality and depth of personnel of the MAM organization before and after the Merger; the capacity of MAM to perform its duties under the New Agreement and its commitment to provide these services in the future; the financial standing of MAM and its affiliates; the experience and expertise of MAM as an investment adviser, both in general, as reflected in the amount of assets under management, and in particular, with respect to its experience managing registered investment companies with investment programs similar to those of the Funds. The Board also considered that the terms of the New Agreement would be substantially identical to the terms of the Former Agreements (except for dates of execution, effectiveness and initial term).

      Based on their evaluation of the factors they deemed to be relevant, the Trustees, including the Independent Trustees, reached the following conclusions:
(i) that MAM was committed to providing advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided under the Former Agreements; (ii) that MAM's resources, including the investment professionals proposed to assume primary responsibilities for managing the Funds under the New Agreements, were adequate in light of the services to be provided; (iii) that MAM's research capabilities were at least equivalent to the research capabilities of the Former Advisor; and
(iv) that the proposed advisory fee rates were fair and reasonable based on the anticipated quality of the services to be provided by MAM.

      After reviewing all factors they deemed to be relevant, the Trustees, including the Independent Trustees, unanimously approved the New Agreement with respect to each Fund and directed that it be presented to the Shareholders of each Fund for approval.

ADMINISTRATOR

      BISYS, L.P., 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.

      For the fiscal year ended August 31, 2004 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $73,422 (which is $4,649 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Growth & Income Fund - $296,184 (which is $16,052 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Balanced Fund - $99,659 (which is $5,607 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Tax-Exempt Bond Fund - $32,545 (which is $6,662 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $216,866 (which is $11,191 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Short Term Bond Fund - $118,414 (which is $7,519 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Tax-Exempt Money Market Fund - $34,994 (which is $11,664 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.15% of the Fund's average daily net assets); and the Money Market Fund - $381,915 (which is $78,500 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2003 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $25,888; the Growth & Income Fund - $268,473; the Balanced Fund - $88,654; the Tax-Exempt Bond Fund - $37,639 (which is $6,828 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $236,432; the Short Term Bond Fund - $73,622; the Tax-Exempt Money Market Fund - $49,119 (which is $12,280 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund -

$524,452 (which is $77,706 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

ADMINISTRATIVE SERVICES PLAN

      Institutional Shares of each Fund adopted an Administrative Services Plan (the "Service Plan") effective as of September 1, 2000 (December 1, 2002 with respect to the Growth Equity Fund), as referenced in the Prospectus. This Statement contains additional information that may be of interest to investors.

      Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the Non-Interested Trustees. The Service Plan may be amended to increase or otherwise change the costs Institutional Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

TRUST EXPENSES

      The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent registered public accounting firm; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

      Custodial Arrangements. Union Planters Bank, One South Church Street, Suite 500, Belleville, Illinois 62220, serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

      Transfer and Dividend Paying Agent. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent and dividend paying agent of each of the Funds. In such capacity, BISYS Fund Services performs certain shareholder servicing functions, including processing purchase and redemption orders and mailing certain Fund communications to shareholders. Pursuant to an agreement with the Trust, BISYS Fund Services receives a fixed annual fee and additional compensation based upon services provided.

      Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

      The report of PricewaterhouseCoopers LLP on the financial statements for the fiscal year ended August 31, 2004 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2004, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal.

Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

      It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. MAM or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which MAM places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by MAM' or its affiliates' portfolio managers and analysts. Some of these services are of value to MAM and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because MAM and its affiliates receive these services, even though MAM might otherwise be required to purchase some of these services for cash.

      MAM places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, MAM uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, MAM, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      As permitted by Section 28(e) of the 1934 Act, MAM may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to MAM or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. MAM' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, MAM will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

      During the fiscal year ended August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Growth Equity Fund, approximately $19,443 and $31,437 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Growth & Income Fund, approximately $24,317, $52,416 and $36,078 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the Trust paid, on behalf of the Balanced Fund, approximately $2,701, $29,674 and $57,859 respectively, in brokerage commissions. No such commissions were paid to affiliates of the Trust.

      The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy which delegates the authority and responsibility to vote proxies related to its portfolio securities to MAM. Therefore, the Board of Trustees has reviewed and approved the use of the proxy voting policies and procedures of MAM on behalf of each Fund when exercising voting authority on behalf of such Fund. The proxy voting policies and procedures of MAM are attached to this Statement of Additional Information as Appendix C.

      MAM' proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees, or a majority of the Board of Trustees.

      Information regarding how the Trust voted proxies relating to portfolio securities during the recent twelve month period ended June 30 may be obtained free of charge by calling [1-800-219-4182], or by visiting the Trust's web-site at http://www.leadermututalfunds.com; this information may also be obtained at the SEC's web-site, http://www.sec.gov.

                      PORTFOLIO HOLDINGS DISCLOSURE POLICY

      It is the policy of the Trust, with respect to each Fund, to disclose to the general public the portfolio holdings of each Fund: (i) in regular public filings made with the Securities and Exchange Commission; and (ii) on a quarterly basis in the Funds' quarterly fact sheets which are available on the Funds' web-site (lag-time on quarterly fact sheets). The Funds may also disclose portfolio holding information in response to requests from regulatory or government entities. Under certain circumstances the Funds may also make portfolio holding information available more frequently to (i) certain service providers to enable the provider to perform its contractual services for the Funds and (ii) rating and ranking organizations. Any other recipients, including individual investors, institutional investors, and affiliated persons, must request information regarding the portfolio holdings of the Funds according to the procedures contained in the Funds' policies. All request for information regarding the portfolio holdings of the Funds must be made to the Funds' President or Treasurer and such information will only be disclosed if (i) the President or Treasurer determines that the Fund has a legitimate business purpose for disclosing the portfolio holdings information; (ii) the disclosure is approved by the Funds' chief compliance officer; and (iii) the recipient signs a confidentiality agreement.

      The Board will review and make a determination regarding the distribution of any portfolio holdings information that may present a conflict of interest between the Funds' shareholders and the Funds' services providers or affiliates. The Board oversees the Funds' portfolio holdings disclosure policies through communications with the Funds' chief compliance officer who is responsible for administering the policy.

                            DESCRIPTION OF THE TRUST

      The Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into eight separate series - one for each of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Bond Fund, the Short Term Bond Fund, the Tax-Exempt Money Market Fund, and the Money Market Fund. Prior to September 1, 2000, the Trust was known as "Magna Funds." Prior to September 1, 2000, the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Bond Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund." Prior to January 1, 2003, the "LEADER Intermediate Bond Fund" was known as the "LEADER Intermediate Government Bond Fund."

SERIES AND CLASSES OF SHARES

      The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

      The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

      The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S INSTITUTIONAL SHARES

      The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Institutional Shares of any Fund as of November 19, 2004. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                             PERCENT OF THE
                                                               CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                   NO. OF SHARES   THE SHAREHOLDER
LEADER BALANCED FUND INSTITUTIONAL

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204
                                               5098774.973         99.52%

LEADER GROWTH & INCOME-INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                               2706502.591         54.44%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204
                                               2139718.148         43.04%

LEADER GROWTH EQUITY FUND-INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                                 2710710.3         99.61%

LEADER INTERMEDIATE BOND-INSTITUT

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                                6906729.97         90.33%


                                                             PERCENT OF THE
                                                                CLASS TOTAL
                                                             ASSETS HELD BY
FUND/CLASS                                   NO. OF SHARES   THE SHAREHOLDER
STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204
                                                626528.664          8.19%

LEADER MONEY MARKET FUND-INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                                47716246.4         41.16%


BANK OF HAWAII
PO BOX 1930
HONOLULU  HI  968051930
                                               47084308.96         40.62%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204
                                              20997904.147         18.11%

                                                             PERCENT OF THE
                                                              CLASS TOTAL
                                                             ASSETS HELD BY
FUND/CLASS                                   NO. OF SHARES   THE SHAREHOLDER
LEADER SHORT TERM BOND-INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                               5472200.579         82.16%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204
                                               1091468.477         16.39%

LEADER TAX EXEMPT BOND-INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                               1152825.633         97.35%


LEADER TAX-EXEMPT MONEY MARKET-INSTITUT

ISTCO A PARTNERSHIP
PO BOX 523
BELLVILLE  IL  622220523
                                               16135871.16         99.13%

      As of November 19, 2004, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding Institutional Shares of each Fund.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds

      The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (Except for the Money Funds)

      Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds

      Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

      By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. MAM makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

      Please see the Prospectus under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

      A shareholder's investment in any Fund received and verified in good order is credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

      The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

      The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

                                   REDEMPTIONS

      The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

      Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

      If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS

Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

      In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS Fund Services, Union Planters Bank and MAM are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Trust reasonably believes that the instructions are authentic.

      The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

      Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

      Subject to limited exceptions described below, the non-Money Funds will impose a redemption fee of 2.00% on redemptions (including redemptions by exchange) of Institutional Shares that were owned for 30 days or less. The redemption fee will be deducted from your redemption proceeds and retained by your Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will be applied assuming that shares held the longest are redeemed first. Shares purchased prior to February 1, 2004 are not subject to the redemption fee.

      The redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing activities, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the redemption fee does not apply to shares purchased through reinvested dividends or distributions.

      A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status" below.

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

      It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

      Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

      As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds

      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

      If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions

      Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

      Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

      Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

      Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Qualified Dividend Income

      For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

      In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Exempt-Interest Dividends

      Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

      If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

      Each shareholder is advised to consult his or her tax advisor with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares

      Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

      Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

      A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities

      A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging

      If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes

      A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

      A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding

      Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through the end of 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Other

      Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement of Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

      Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state or local taxes.

      The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

      Obligations Backed by Full Faith and Credit of the U.S. Government - are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

      Other U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

      Repurchase Agreements - are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

      Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Yankee dollar Obligations - obligations of U.S. branches of foreign banks.

      Commercial Obligations - include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

Corporate Bonds

                                       AAA

      This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

      Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

      Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

      The rating C is reserved for income bonds on which no interest is being paid.

                                        D

      Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Corporate Bonds

                                       Aaa

      Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

      Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

      Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

                                       Ca

      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

      Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is a lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed, in which case the rating is not published in Moody's publications.

      Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper

      The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

      Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                                   APPENDIX C

                      PROXY VOTING POLICIES AND PROCEDURES

     The Firm's Policy & Procedures Manual regarding proxy voting provides:

      Subject to the specific written direction from a client, proxy voting shall be the responsibility of the Firm's Equity Policy Committee, which has delegated the responsibility for voting proxies for which it has the responsibility to vote to an unaffiliated service provider.

These procedures are adopted by the Firm's Equity Policy Committee (the "Committee") pursuant to the policy cited above.

1. Evaluation and Voting

      The Firm has delegated proxy-voting authority to an outside service provider that will receive each proxy that the Firm has the responsibility to vote. The designated service provider will review the issues presented by the proxy and, where it is appropriate to do so, will vote the proxy in accordance with the Firm's proxy voting guidelines.

      If the proxy presents issues not addressed in the proxy voting guidelines or the Committee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the Committee will review the issue and the Firm will cast it's vote based upon the recommendation of the Committee.

2. Conflict of Interest

      The use of a third party proxy voting service is designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients. The Firm has delegated the responsibility for voting proxies for whom the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

3. REPORTING

The Committee will review and maintain Vote Summary Reports received from the outside service provider relating to the voting of proxies.

UNION PLANTERS INVESTMENT ADVISORS, INC.

Policy and Procedures Manual

Section:  General                                                 Policy No. 1.7

EFFECTIVE DATE: JUNE 2003

PROXY VOTING POLICY

General Provisions

It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

Proxies are voted in the best interests of the client accounts. The determination of the interest of a client account in a proposal presented by proxy is the effect, if any, the proposal could have on the current or future value of the investment.

Subject to specific written direction from a client, proxy voting shall be the responsibility of the Firm's Equity Policy committee, which has employed a third party service to cast proxy votes on the Firm's behalf in accordance with established voting guidelines.

If a proxy represents an issue not addressed in the guidelines, or if the Firm believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the vote shall be cast by the Firm's Equity Policy Committee.

Conflicts of Interest

The use of a third party proxy voting service is designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients. The Firm has delegated the responsibility for voting proxies for whom the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.

Disclosure

The Firm shall disclose to each client how they may obtain information about how the Firm voted with respect to their securities; and shall provide each client a description of the Firm's proxy voting policies and procedures and, upon request, shall furnish a copy of the policies and procedures to the requesting client.

Recordkeeping

The Firm will retain records relating to the voting of proxies, including:

      - A copy of policies, procedures and guidelines relating to the voting of proxies.

      - Voting Summary Reports provided by a third party including a record of how each issue was voted.

      - A copy of any document used by the Firm's Equity Policy Committee that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

      - A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request for information on how the adviser voted proxies on behalf of the requesting client.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

                PROXY VOTING GUIDELINES FOR U.S. COMPANIES - 2004

                    UNION PLANTERS INVESTMENT ADVISORS, INC.

-     DEFAULT: WITH MANAGEMENT

-     BUNDLED: VOTE AGAINST IF AN AGAINST IS TRIGGERED

   ELECT DIRECTORS (1000)

1000-1      Always Vote FOR all uncontested director nominees.                                                 X
1000-2      WITHHOLD votes from ALL nominees if the board lacks an audit, compensation, or nominating committee.
1000-3      WITHHOLD votes from ALL nominees IF the board will consist of more than XX directors after the election.
1000-4      WITHHOLD votes from ALL nominees IF the board will consist of fewer than XX directors after the election.
1000-5      WITHHOLD votes from ALL nominees IF the company has adopted a classified board structure for the election of directors.
1000-6      WITHHOLD votes from ALL nominees IF the company does not have an independent chair or lead director.
1000-7      WITHHOLD votes from ALL nominees IF the board does not include at least one woman director.
1000-8      WITHHOLD votes from ALL nominees IF the board does not include at least one minority director.
1000-9      WITHHOLD votes from ALL nominees IF the board did not act to implement a policy requested by a shareholder proposal that received majority voting support in the prior two years.
1000-10     WITHHOLD votes from ALL nominees if the board adopted or renewed a poison pill without shareholder approval during the current or prior year.
1000-11     WITHHOLD votes from ANY non-independent nominee (excluding the CEO) IF XX% or more of the directors are not independent.
1000-12     WITHHOLD votes from ANY employee nominee who serves on the audit, compensation, or nominating committee.
1000-13     WITHHOLD votes from ANY non-independent nominee who serves on the audit committee IF XX% or more of directors serving on the audit committee are not independent.
1000-14     WITHHOLD votes from ANY non-independent nominee who serves on the compensation committee IF XX%
            or more of directors serving on the compensation committee are not independent.
1000-15     WITHHOLD votes from ANY non-independent nominee who serves on the nominating committee IF XX%
            or more of directors serving on the nominating committee are not independent.
1000-16     WITHHOLD votes from ANY nominee who serves on the audit committee IF the fees paid by the company for non-audit services in the prior fiscal year exceed XX% of the aggregate fees paid to the company's outside auditor.

1000-17     WITHHOLD votes from ANY nominee who is retired from active employment and serves on boards at more than XX other major companies.
1000-18     WITHHOLD votes from ANY nominee who is employed full-time and serves on boards at more than XX other major companies.
1000-19     WITHHOLD votes from ANY nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.
1000-20     WITHHOLD votes from ANY nominee who has served on the board for more than XX years.
1000-21     WITHHOLD votes from ANY nominee who owns no company stock and  has served on the board for more than XX years.
1000-22     WITHHOLD votes from ANY nominee who is more than XX years old.
1000-23     WITHHOLD votes from ANY shareholder-nominated nominee.
1000-24     WITHHOLD votes from ANY nominee who is the target of a "vote no" campaign.
1000-25     WITHHOLD votes from ANY nominee if the company does not ask for shareholder approval to ratify its auditors.

   CONTESTED ELECTION OF DIRECTORS (1001)                        CASE-BY-CASE

1001-1      Always vote FOR all management nominees.
1001-2      Always vote AGAINST all management nominees.

   RATIFY SELECTION OF AUDITORS (1010)

1010-1      Always vote FOR a management proposal to ratify the board's selection of auditors.                 X
1010-2      Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.
1010-3      Vote AGAINST IF the non-audit services exceed XX% of fees.
1010-4      Vote AGAINST IF the auditors have served more than XX  consecutive years.

   APPROVE NAME CHANGE (1020)

1020-1      Always vote FOR a management proposal to change the company name.                                  X
1020-2      Always vote AGAINST a management proposal to change the company name.

   APPROVE OTHER BUSINESS (1030)

1030-1      Always vote FOR a management proposal to approve other business.                                   X
1030-2      Always vote AGAINST a management proposal to approve other business.

   ADJOURN MEETING (1035)

1035-1      Always vote FOR a management proposal to adjourn the meeting.                                      X
1035-2      Always vote AGAINST a management proposal to adjourn the meeting.

   APPROVE TECHNICAL AMENDMENTS (1040)

1040-1      Always vote FOR a management proposal to make technical amendments  to the charter and/or
            bylaws.                                                                                            X
1040-2      Always vote AGAINST a management proposal to make technical amendments  to the charter and/or bylaws.

   APPROVE FINANCIAL STATEMENTS (1050)

1050-1      Always vote FOR a management proposal to approve financial statements.                             X
1050-2      Always vote AGAINST a management proposal to approve financial statements.

   INCREASE AUTHORIZED COMMON STOCK (1100)

1100-1      Always vote FOR a management proposal to increase authorized common stock.                         X
1100-2      Always vote AGAINST a management proposal to increase authorized common stock.
1100-3      Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
1100-4      Vote AGAINST IF the dilution represents more than XX% of current authorized shares.

   DECREASE AUTHORIZED COMMON STOCK (1101)

1101-1      Always vote FOR a management proposal to decrease authorized common stock.                         X
1101-2      Always vote AGAINST a management proposal to decrease authorized common stock.

   AMEND AUTHORIZED COMMON STOCK (1102)

1102-1      Always vote FOR a management proposal to amend authorized common stock.                            X
1102-2      Always vote AGAINST a management proposal to amend authorized common stock.

   APPROVE COMMON STOCK ISSUANCE (1103)

1103-1      Always vote FOR a management proposal to approve the issuance of authorized common stock.          X
1103-2      Always vote AGAINST a management proposal to approve the issuance of authorized common stock.
1103-3      Vote AGAINST IF the dilution represents more than XX% of current outstanding voting power before the stock issuance.

1103-4      Vote AGAINST IF the stock would be issued at a discount to the fair market value.
1103-5      Vote AGAINST IF the issued common stock has superior voting rights.

   APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS (1104)

1104-1      Always vote FOR a management proposal to approve the issuance or exercise of stock warrants.       X
1104-2      Always vote AGAINST a management proposal to approve the issuance or exercise of stock warrants.
1104-3      Vote AGAINST IF the warrants, when exercised, would exceed XX% of the outstanding voting power.

   AUTHORIZE PREFERRED STOCK (1110)

1110-1      Always vote FOR a management proposal to authorize preferred stock.
1110-2      Always vote AGAINST a management proposal to authorize preferred stock.
1110-3      Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.      X

   INCREASE AUTHORIZED PREFERRED STOCK (1111)

1111-1      Always vote FOR a management proposal to increase authorized preferred stock.
1111-2      Always vote AGAINST a management proposal to increase authorized preferred stock.
1111-3      Vote AGAINST IF the proposed increase creates potential dilution of more than XX%.
1111-4      Vote  AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.     X

   DECREASE AUTHORIZED PREFERRED STOCK (1112)

1112-1      Always vote FOR a management proposal to decrease authorized preferred stock.                      X
1112-2      Always vote AGAINST a management proposal to decrease authorized preferred stock.

   CANCEL SERIES OF PREFERRED STOCK (1113)

1113-1      Always vote FOR a management proposal to cancel a class or series of preferred stock.              X
1113-2      Always vote AGAINST a management proposal to cancel a class or series of preferred stock.

   AMEND AUTHORIZED PREFERRED STOCK (1114)

1114-1      Always vote FOR a management proposal to amend preferred stock.                                    X
1114-2      Always vote AGAINST a management proposal to amend preferred stock.

   APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK (1115)

1115-1      Always vote FOR a management proposal to issue or convert preferred stock.
1115-2      Always vote AGAINST a management proposal to issue or convert preferred stock.
1115-3      Vote AGAINST IF the dilution represents more than XX% of the total voting power.
1115-4      Vote AGAINST IF the shares have voting rights superior to those of other shareholders.             X

   ELIMINATE PREEMPTIVE RIGHTS (1120)

1120-1      Always vote FOR a management proposal to eliminate preemptive rights.
1120-2      Always vote AGAINST a management proposal to eliminate preemptive rights.                          X

   RESTORE PREEMPTIVE RIGHTS (1121)

1121-1      Always vote FOR a management proposal to create or restore preemptive rights.                      X
1121-2      Always vote AGAINST a management proposal to create or restore preemptive rights.

   AUTHORIZE DUAL CLASS STOCK (1130)

1130-1      Always vote FOR a management proposal to authorize dual or multiple classes of common stock.
1130-2      Always vote AGAINST a management proposal to authorize dual or multiple classes of common stock.
1130-3      Vote AGAINST IF the shares have inferior or superior voting rights.                                X

   ELIMINATE DUAL CLASS STOCK (1131)

1131-1      Always vote FOR a management proposal to eliminate authorized dual or multiple classes of
            common stock.                                                                                      X
1131-2      Always vote AGAINST a management proposal to eliminate authorized dual or multiple classes of common stock.

   AMEND DUAL CLASS STOCK (1132)

1132-1      Always vote FOR a management proposal to amend authorized dual or multiple classes
            of common stock.                                                                                   X
1132-2      Always vote AGAINST a management proposal to amend authorized dual or multiple classes of common stock.

   INCREASE AUTHORIZED DUAL CLASS STOCK (1133)

1133-1      Always vote FOR a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.
1133-2      Always vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock.

1133-3      Vote AGAINST IF it will allow the company to issue additional shares with superior voting
            rights.                                                                                            X
1133-4      Vote AGAINST IF the dilution is more than XX% of the outstanding voting power.
1133-5      Vote AGAINST IF the dilution is more than XX% of the class of stock.

   APPROVE SHARE REPURCHASE (1140)

1140-1      Always vote FOR a management proposal to approve a stock repurchase program.                       X
1140-2      Always vote AGAINST a management proposal to approve a stock repurchase program.

   APPROVE STOCK SPLIT (1150)

1150-1      Always vote FOR a management proposal to approve a stock split.                                    X
1150-2      Always vote AGAINST a management proposal to approve a stock split.

   APPROVE REVERSE STOCK SPLIT (1151)

1151-1      Always vote FOR a management proposal to approve reverse a stock split.
1151-2      Always vote AGAINST a management proposal to approve reverse a stock split.
1151-3      Vote AGAINST IF the company does not intend to proportionally reduce the number of authorized
            shares.                                                                                            X

   APPROVE MERGER/ACQUISITION (1200)                                                         CASE-BY-CASE

1200-1      Always vote FOR a management proposal to merge with or acquire another company.
1200-2      Always vote AGAINST a management proposal to merge with or acquire another company.
1200-3      Vote AGAINST IF the combined entity would be controlled by a person or group.
1200-4      Vote AGAINST IF the change-in-control provision would be triggered.
1200-5      Vote AGAINST IF the current shareholders would be minority owners of the combined company.
1200-6      Vote AGAINST IF the combined entity would reincorporate or change its governance structure.
1200-7      Vote AGAINST IF the company's board did not obtain a fairness opinion from an investment bank.
1200-8      Vote AGAINST IF the proposal would move the target company's location outside of the U.S.

   APPROVE RECAPITALIZATION (1209)

1209-1      Always vote FOR a management proposal to approve recapitalization.                                 X
1209-2      Always vote AGAINST a management proposal to approve recapitalization.

   APPROVE RESTRUCTURING (1210)

1210-1      Always vote FOR a management proposal to restructure the company.                                  X
1210-2      Always vote AGAINST a management proposal to restructure the company.

   APPROVE BANKRUPTCY RESTRUCTURING (1211)

1211-1      Always vote FOR a management proposal on bankruptcy restructurings.                                X
1211-2      Always vote AGAINST a management proposal on bankruptcy restructurings.

   APPROVE LIQUIDATION (1212)

1212-1      Always vote FOR a management proposal to approve liquidation.                                      X
1212-2      Always vote AGAINST a management proposal to approve liquidation.

   APPROVE REINCORPORATION (1220)

1220-1      Always vote FOR a management proposal to reincorporate in a different state.
1220-2      Always vote AGAINST a management proposal to reincorporate in a different state.
1220-3      Vote AGAINST IF the proposal would reduce shareholder rights.                                      X
1220-4      Vote AGAINST IF the proposal would move the target company's location outside of the U.S.

   APPROVE LEVERAGED BUYOUT (1230)

1230-1      Always vote FOR a management proposal to approve a leveraged buyout of the company.
1230-2      Always vote AGAINST a management proposal to approve a leveraged buyout of the company.
1230-3      Vote AGAINST IF the company's board did not obtain a fairness opinion from an investment bank.     X

   APPROVE SPIN-OFF (1240)

1240-1      Always vote FOR a management proposal to spin-off certain company operations or divisions.         X
1240-2      Always vote AGAINST a management proposal to spin-off certain company operations or divisions.

   APPROVE SALE OF ASSETS (1250)

1250-1      Always vote FOR a management proposal to approve the sale of assets.                               X
1250-2      Always vote AGAINST a management proposal to approve the sale of assets.

   ELIMINATE CUMULATIVE VOTING (1300)

1300-1      Always vote FOR a management proposal to eliminate cumulative voting.                              X
1300-2      Always vote AGAINST a management proposal to eliminate cumulative voting.

   ADOPT CUMULATIVE VOTING (1301)

1301-1      Always vote FOR a management proposal to adopt cumulative voting.                                  X
1301-2      Always vote AGAINST a management proposal to adopt cumulative voting.

   ADOPT DIRECTOR LIABILITY PROVISION (1310)

1310-1      Always vote FOR a management proposal to limit the liability of directors.                         X
1310-2      Always vote AGAINST a management proposal to limit the liability of directors.

   AMEND DIRECTOR LIABILITY PROVISION (1311)

1311-1      Always vote FOR a management proposal to amend director liability provisions.                      X
1311-2      Always vote AGAINST a management proposal to amend director liability provisions.

   ADOPT INDEMNIFICATION PROVISION (1320)

1320-1      Always vote FOR a management proposal to indemnify directors and officers.                         X
1320-2      Always vote AGAINST a management proposal to indemnify directors and officers.

   AMEND INDEMNIFICATION PROVISION (1321)

1321-1      Always vote FOR a management proposal to amend provisions concerning the indemnification of
            directors and officers.                                                                            X
1321-2      Always vote AGAINST a management proposal to amend provisions concerning the indemnification of directors and officers.

   APPROVE BOARD SIZE (1332)

1332-1      Always vote FOR a management proposal to set the board size.
1332-2      Always vote AGAINST a management proposal to set the board size.
1332-3      Vote AGAINST IF the proposal reduces the board size and the company has cumulative voting.

1332-4      Vote AGAINST IF the proposed maximum board size is greater than XX directors.
1332-5      Vote AGAINST IF the proposed minimum board size is less than XX directors.
1332-6      Vote AGAINST IF the board will consist of more than XX directors.
1332-7      Vote AGAINST IF the board will consist of fewer than 3 directors.                                  X

   NO SHAREHOLDER APPROVAL TO FILL VACANCY (1340)

1340-1      Always vote FOR a management proposal to allow the directors to fill vacancies on the board
            without shareholder approval.                                                                      X
1340-2      Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

   GIVE BOARD AUTHORITY TO SET BOARD SIZE (1341)

1341-1      Always vote FOR a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.
1341-2      Always vote AGAINST a management proposal to give the board the authority to set the size of
            the board as needed without shareholder approval.                                                  X

   REMOVAL OF DIRECTORS (1342)

1342-1      Always vote FOR a management proposal regarding the removal of directors.
1342-2      Always vote AGAINST a management proposal regarding the removal of directors.
1342-3      Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.
1342-4      Vote AGAINST IF the proposal would allow for the removal of directors without cause.               X

   APPROVE NON-TECHNICAL CHARTER AMENDMENTS (1350)

1350-1      Always vote FOR a management proposal to approve non-technical amendments to the company's certificate of incorporation.
1350-2      Always vote AGAINST a management proposal to approve non-technical amendments to the company's certificate of incorporation.
1350-3      Vote AGAINST IF an amendment would have the effect of reducing shareholders'
            rights.                                                                                            X

   APPROVE NON-TECHNICAL BYLAW AMENDMENTS (1351)

1351-1      Always vote FOR a management proposal to approve non-technical amendments to the company's bylaws.
1351-2      Always vote AGAINST a management proposal to approve non-technical amendments to the company's bylaws.
1351-3      Vote AGAINST IF an amendment would have the effect of reducing shareholders' rights.               X

    APPROVE CLASSIFIED BOARD (1400)

1400-1       Always vote FOR a management proposal to adopt a classified board.
1400-2       Always vote AGAINST a management proposal to adopt a classified board.                                         X
1400-3       Vote AGAINST IF the company has cumulative voting.
1400-4       Vote AGAINST IF the company has adopted a shareholder rights plan (poison pill).

    AMEND CLASSIFIED BOARD (1401)

1401-1       Always vote FOR a management proposal to amend a classified board.                                             X
1401-2       Always vote AGAINST a management proposal to amend a classified board.

    REPEAL CLASSIFIED BOARD (1402)

1402-1       Always vote FOR a management proposal to repeal a classified board.                                            X
1402-2       Always vote AGAINST a management proposal to repeal a classified board.

    ADOPT POISON PILL (1410)

1410-1       Always vote FOR a management proposal to ratify or adopt a shareholder rights plan (poison pill).
1410-2       Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).          X
1410-3       Vote AGAINST IF the poison pill contains a "dead-hand" provision.
1410-4       Vote AGAINST IF the company has a classified board.
1410-5       Vote AGAINST IF the poison pill does not have a "sunset" provision.
1410-6       Vote AGAINST IF the poison pill does not have a TIDE provision.  (Three-Year Independent Director
             Evaluation.)
1410-7       Vote AGAINST IF the poison pill trigger is less than XX%.

    REDEEM POISON PILL (1411)

1411-1       Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).                       X
1411-2       Always vote AGAINST a management proposal to redeem a shareholder rights plan (poison pill).

    ELIMINATE SPECIAL MEETING (1420)

1420-1       Always vote FOR a management proposal to eliminate shareholders' right to call a special meeting.

1420-2       Always vote AGAINST a management proposal to eliminate shareholders' right to call a special meeting.          X

    LIMIT SPECIAL MEETING (1421)

1421-1       Always vote FOR a management proposal to limit shareholders' right to call a special meeting.
1421-2       Always vote AGAINST a management proposal to limit shareholders' right to call a special meeting.              X
1421-3       Vote AGAINST IF the limitation requires more than XX% of the outstanding shares to call a special meeting.

    RESTORE SPECIAL MEETING (1422)

1422-1       Always vote FOR a management proposal to restore shareholders' right to call a special meeting.                X
1422-2       Always vote AGAINST a management proposal to restore shareholders' right to call a special meeting.

    ELIMINATE WRITTEN CONSENT (1430)

1430-1       Always vote FOR a management proposal to eliminate shareholders' right to act by written consent.
1430-2       Always vote AGAINST a management proposal to eliminate shareholders' right to act by written consent.          X

    LIMIT WRITTEN CONSENT (1431)

1431-1       Always vote FOR a management proposal to limit shareholders' right to act by written consent.
1431-2       Always vote AGAINST a management proposal to limit shareholders' right to act by written consent.              X
1431-3       Vote AGAINST IF the limitation requires written consent of more than XX% of the outstanding shares.

    RESTORE WRITTEN CONSENT (1432)

1432-1       Always vote FOR a management proposal to restore shareholders' right to act by written consent.                X
1432-2       Always vote AGAINST a management proposal to restore shareholders' right to act by written consent.

    ADOPT SUPERMAJORITY REQUIREMENT (1440)

1440-1       Always vote FOR a management proposal to establish a supermajority vote provision to approve merger or other business combination.
1440-2       Always vote AGAINST a management proposal to establish a supermajority vote provision to approve merger
             or other business combination.                                                                                 X
1440-3       Vote AGAINST IF the required vote is more than XX% of the outstanding shares.

    AMEND SUPERMAJORITY REQUIREMENT (1443)

1443-1       Always vote FOR a management proposal to amend a supermajority vote provision to approve merger or other business combination.
1443-2       Always vote AGAINST a management proposal to amend a supermajority vote provision to approve a merger or
             other business combination.                                                                                    X
1443-3       Vote AGAINST IF the amendment would increase the vote required to approve the transaction.
1443-4       Vote AGAINST IF the amendment increases the vote requirement to more than XX% of the outstanding shares.

    ELIMINATE SUPERMAJORITY REQUIREMENT (1444)

1444-1       Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or
             other business combination.                                                                                    X
1444-2       Always vote AGAINST a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.

    ADOPT SUPERMAJORITY LOCK-IN (1445)

1445-1       Always vote FOR a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1445-2       Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change
             certain bylaw or charter provisions.                                                                           X
1445-3       Vote AGAINST IF the vote requirement is more than XX% of the outstanding shares.
1445-4       Vote AGAINST IF the proposal would result in establishing a complete Lock-In on all of the charter and bylaw provisions.

    AMEND SUPERMAJORITY LOCK-IN (1446)

1446-1       Always vote FOR a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1446-2       Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.
1446-3       Vote AGAINST IF the changes would increase the vote requirement above 50% of the outstanding shares.           X
1446-4       Vote AGAINST IF the changes would result in a complete Lock-In on all of the charter and bylaw provisions.

    ELIMINATE SUPERMAJORITY LOCK-IN (1447)

1447-1       Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change
             certain bylaw or charter provisions.                                                                           X
1447-2       Always vote AGAINST a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

    CONSIDER NON-FINANCIAL EFFECTS OF MERGER (1450)

1450-1       Always vote FOR a management proposal to expand or clarify the authority of the board of directors to
             consider factors other than the interests of shareholders in assessing a takeover bid.                         X

1450-2       Always vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.

    ADOPT FAIR PRICE PROVISION (1460)

1460-1       Always vote FOR a management proposal that establishes a fair price provision.                                 X
1460-2       Always vote AGAINST a management proposal that establishes a fair price provision.

    AMEND FAIR PRICE PROVISION (1461)

1461-1       Always vote FOR a management proposal to amend a fair price provision.                                         X
1461-2       Always vote AGAINST a management proposal to amend a fair price provision.

    REPEAL FAIR PRICE PROVISION (1462)

1462-1       Always vote FOR a management proposal to repeal a fair price provision.
1462-2       Always vote AGAINST a management proposal to repeal a fair price provision.                                    X

    ADOPT ANTI-GREENMAIL PROVISION (1470)

1470-1       Always vote FOR a management proposal to limit the payment of greenmail.                                       X
1470-2       Always vote AGAINST a management proposal to limit the payment of greenmail.

    ADOPT ADVANCE NOTICE REQUIREMENT (1480)

1480-1       Always vote FOR a management proposal to adopt advance notice requirements.                                    X
1480-2       Always vote AGAINST a management proposal to adopt advance notice requirements.
1480-3       Vote AGAINST IF the provision requires advance notice for director nominations.
1480-4       Vote AGAINST IF the provision requires advance notice of more than XX days.

    OPT OUT OF STATE TAKEOVER LAW (1490)

1490-1       Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.              X
1490-2       Always vote AGAINST a management proposal seeking to opt out of a state takeover statutory provision.

    OPT INTO STATE TAKEOVER LAW (1491)

1491-1       Always vote FOR a management proposal seeking to opt into a state takeover statutory provision.

1491-2       Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.            X

    ADOPT STOCK INCENTIVE PLAN (1500)

1500-1       Always vote FOR a management proposal to adopt a stock incentive plan for employees.
1500-2       Always vote AGAINST a management proposal to adopt a stock incentive plan for employees.
1500-3       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1500-4       Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                        X
1500-5       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1500-6       Vote AGAINST IF the compensation committee is not fully independent.                                           X
1500-7       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.              X
1500-8       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                       X
1500-9       Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) - that is, it adds a
             specified number or percentage of outstanding shares for awards each year.                                     X
1500-10      Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as award other than options.
1500-11      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             2 years.                                                                                                       X
1500-12      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1500-13      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1500-14      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.           X
1500-15      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1500-16      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.               X
1500-17      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                              X
1500-18      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.
1500-19      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1500-20      Vote AGAINST IF the company does not expense stock options.
1500-21      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in the past fiscal year, or does not express an intention to do

             so.
1500-22      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.

    AMEND STOCK INCENTIVE PLAN (1501)

1501-1       Always vote FOR a management proposal to amend a stock incentive plan for employees.
1501-2       Always vote AGAINST a management proposal to amend a stock incentive plan for employees.
1501-3       Vote AGAINST IF the amendment allows options to be priced at less than 85% fair market value on the
             grant date.                                                                                                    X
1501-4       Vote AGAINST IF the amendment allows the plan administrator to reprice or replace underwater options.          X
1501-5       Vote AGAINST IF the amendment extends post-retirement exercise period of outstanding options.                  X
1501-6       Vote AGAINST IF the amendment enhances existing change-in-control features or adds change-in-control provisions to the plan.
1501-7       Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than 3
             years.                                                                                                         X
1501-8       Vote AGAINST IF the amendment increases the per employee limit for awards.
1501-9       Vote AGAINST IF the amendment allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1501-10      Vote AGAINST IF potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 10%.                                                                                        X

    ADD SHARES TO STOCK INCENTIVE PLAN (1502)

1502-1       Always vote FOR a management proposal to add shares to a stock incentive plan for employees.
1502-2       Always vote AGAINST a management proposal to add shares to a stock incentive plan for employees.
1502-3       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1502-4       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                        X
1502-5       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.
1502-6       Vote AGAINST IF the compensation committee is not fully independent.                                           X
1502-7       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.              X
1502-8       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                       X
1502-9       Vote AGAINST IF the plan has a share replenishment feature (evergreen plan) - that is, it adds a
             specified number or percentage of outstanding shares for award each year.                                      X

1502-10      Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1502-11      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             2 years.                                                                                                       X
1502-12      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1502-13      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval
             of a merger or similar business transaction.                                                                   X
1502-14      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.           X
1502-15      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1502-16      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.               X
1502-17      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                              X
1502-18      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of total options granted in that year.
1502-19      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1502-20      Vote AGAINST IF the company does not expense stock options.
1502-21      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in
             the past fiscal year, or does not express an intention to do so.                                               X
1502-22      Vote AGAINST IF the minimum vesting period for options granted under it is less than 3 years.                  X

    LIMIT PER-EMPLOYEE AWARDS (1503)

1503-1       Always vote FOR a management proposal to limit per-employee annual option awards.                              X
1503-2       Always vote AGAINST a management proposal to limit per-employee annual option awards.
1503-3       Vote AGAINST IF the per-employee limit is more than XX shares per year.
1503-4       Vote AGAINST IF the aggregate per-employee limit is more than XX shares over the life of the plan.

    EXTEND TERM OF STOCK INCENTIVE PLAN (1505)

1505-1       Always vote FOR a management proposal to extend the term of a stock incentive plan for employees.
1505-2       Always vote AGAINST a management proposal to extend the term of a stock incentive plan for employees.
1505-3       Vote AGAINST IF the non-employee directors are eligible to receive awards under the plan.

1505-4       Vote AGAINST IF the potential dilution from all company plans, as calculated by IRRC, is more than 15%.        X
1505-5       Vote AGAINST IF the compensation committee is not fully independent.                                           X
1505-6       Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.              X
1505-7       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 85% of the fair market
             value on the grant date.                                                                                       X
1505-8       Vote AGAINST IF the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.
1505-9       Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             3 years.                                                                                                       X
1505-10      Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1505-11      Vote AGAINST IF the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.
1505-12      Vote AGAINST IF the proposed plan allows the plan administrator to provide loans to exercise awards.           X
1505-13      Vote AGAINST IF the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.
1505-14      Vote AGAINST IF the proposed plan allows the plan administrator to grant reloaded stock options.               X
1505-15      Vote AGAINST IF the company authorized the repricing or replacement of underwater options without
             shareholder approval within the past three years.                                                              X
1505-16      Vote AGAINST IF the options granted to the top 5 executives in the last fiscal year exceed XX% of the options granted in the past fiscal year.
1505-17      Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1505-18      Vote AGAINST IF the company does not expense stock options.
1505-19      Vote AGAINST IF the company has not granted premium-priced, indexed or performance-vesting options in
             the past fiscal year, or does not express an intention to do so.                                               X
1505-20      Vote AGAINST IF the minimum vesting period for options granted under it is less than 3 years.                  X

    ADOPT DIRECTOR STOCK INCENTIVE PLAN (1510)

1510-1       Always vote FOR a management proposal to adopt a stock incentive plan for non-employee directors.
1510-2       Always vote AGAINST a management proposal to adopt a stock incentive plan for non-employee directors.
1510-3       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market
             value on grant date.                                                                                           X
1510-4       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X

1510-5       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than 15%.                                                                                        X
1510-6       Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives
             the compensation committee discretion to issue a wide range of stock-based awards.                             X
1510-7       Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.                                X
1510-8       Vote AGAINST IF the plan includes an incentive to receive shares instead of cash.
1510-9       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1510-10      Vote AGAINST IF the company does not expense stock options.
1510-11      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1510-12      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             XX years.
1510-13      Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

    AMEND DIRECTOR STOCK INCENTIVE PLAN (1511)

1511-1       Always vote FOR a management proposal to amend a stock incentive plan for non-employee directors.
1511-2       Always vote AGAINST a management proposal to amend a stock incentive plan for non-employee directors.
1511-3       Vote AGAINST IF the amendment increases the size of the option awards.
1511-4       Vote AGAINST IF the amendment would make the plan an omnibus plan that authorizes 5 or more types of
             awards or gives the compensation committee discretion to issue a wide range of stock-based awards.             X
1511-5       Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.                  X
1511-6       Vote AGAINST IF the amendment would provide an incentive to receive shares instead of cash.
1511-7       Vote AGAINST IF the amendment adds time-lapsing restricted stock awards that fully vest in less than XX years.
1511-8       Vote AGAINST IF the potential dilution from all company plans, including this proposal, as calculated by
             IRRC, is more than XX%.

    ADD SHARES TO DIRECTOR STOCK INCENTIVE PLAN (1512)

1512-1       Always vote FOR a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-2       Always vote AGAINST a management proposal to add shares to a stock incentive plan for non-employee directors.
1512-3       Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market
             value on the grant date.                                                                                       X

1512-4       Vote AGAINST IF the dilution represented by the proposal, as calculated by IRRC, is more than 10%.             X
1512-5       Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is
             more than 15%.                                                                                                 X

1512-6       Vote AGAINST IF the proposed plan is an omnibus plan that authorizes 5 or more types of awards or gives
             the compensation committee discretion to issue a wide range of stock-based awards.                             X
1512-7       Vote AGAINST IF the proposed plan allows for non-formula, discretionary awards.                                X
1512-8       Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.
1512-9       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, exceeds the 75th percentile of its peer group.
1512-10      Vote AGAINST IF the company does not expense stock options
1512-11      Vote AGAINST IF the minimum vesting period for options granted under it is less than XX years.
1512-12      Vote AGAINST IF the plan permits the award of time-lapsing restricted stock that fully vest in less than
             XX years.
1512-13      Vote AGAINST IF the plan allows the plan administrators to reprice or replace underwater options.

    ADOPT EMPLOYEE STOCK PURCHASE PLAN (1520)

1520-1       Always vote FOR a management proposal to adopt an employee stock purchase plan.
1520-2       Always vote AGAINST a management proposal to adopt an employee stock purchase plan.
1520-3       Vote AGAINST IF the proposed plan allows employees to purchase stock at less than 85% of the stock's
             fair market value.                                                                                             X
1520-4       Vote AGAINST IF the equity dilution represented by the proposed plan, as calculated by IRRC, is more
             than 10%.                                                                                                      X
1520-5       Vote AGAINST IF the potential dilution of all plans, including this proposal, as calculated by IRRC, is
             more than 15%.                                                                                                 X

    AMEND EMPLOYEE STOCK PURCHASE PLAN (1521)

1521-1       Always vote FOR a management proposal to amend an employee stock purchase plan.
1521-2       Always vote AGAINST a management proposal to amend an employee stock purchase plan.
1521-3       Vote AGAINST IF the proposal allows employees to purchase stock at prices of less than 85% of the
             stock's fair market value.                                                                                     X

    ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN (1522)

1522-1       Always vote FOR a management proposal to add shares to an employee stock purchase plan.

1522-2       Always vote AGAINST a management proposal to add shares to an employee stock purchase plan.
1522-3       Vote AGAINST IF the proposed plan allows employees to purchase stock at less than 85% of the stock's
             fair market value.                                                                                             X
1522-4       Vote AGAINST IF the equity dilution represented by this proposal is more than 10% of the outstanding
             common equity.                                                                                                 X
1522-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC,
             is more than 15%.                                                                                              X

    ADOPT STOCK AWARD PLAN (1530)

1530-1       Always vote FOR a management proposal to adopt a stock award plan.
1530-2       Always vote AGAINST a management proposal to adopt a stock award plan.
1530-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1530-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1530-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than 15%.                                                                                  X
1530-6       Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of the company's peer group.

    AMEND STOCK AWARD PLAN (1531)

1531-1       Always vote FOR a management proposal to amend a stock award plan.
1531-2       Always vote AGAINST a management proposal to amend a stock award plan.
1531-3       Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.        X
1531-4       Vote AGAINST IF the amendment increases the per-employee limit for awards.
1531-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than XX%.

    ADD SHARES TO STOCK AWARD PLAN (1532)

1532-1       Always vote FOR a management proposal to add shares to a stock award plan.
1532-2       Always vote AGAINST a management proposal to add shares to a stock award plan.
1532-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock awards that fully vest in less than XX years.
1532-4       Vote AGAINST IF the equity dilution represented by this proposal, as calculated by IRRC, is more than
             10%.                                                                                                           X
1532-5       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than 15%.                                                                                  X

1532-6       Vote AGAINST IF the equity overhang, including this proposal, exceeds the 75th percentile of its peer group.

    ADOPT DIRECTOR STOCK AWARD PLAN (1540)

1540-1       Always vote FOR a management proposal to adopt a stock award plan for non-employee directors.
1540-2       Always vote AGAINST a management proposal to adopt a stock award plan for non-employee directors.
1540-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1540-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1540-5       Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC,
             is more than 15%.                                                                                              X
1540-6       Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.              X
1540-7       Vote AGAINST IF the plan would provide an incentive to receive shares instead of cash.

    AMEND DIRECTOR STOCK AWARD PLAN (1541)

1541-1       Always vote FOR a management proposal to amend a stock award plan for non-employee directors.
1541-2       Always vote AGAINST a management proposal to amend a stock award plan for non-employee directors.
1541-3       Vote AGAINST IF the amendment increases the award size.
1541-4       Vote AGAINST IF the amendment adds time-lapsing restricted stock that vest in less than XX years.
1541-5       Vote AGAINST IF the amendment would permit the granting of non-formula, discretionary awards.                  X
1541-6       Vote AGAINST IF the proposed amendment would include an incentive to receive shares instead of cash.
1541-7       Vote AGAINST IF the potential dilution from all plans, including this proposal, as calculated by IRRC
             (overhang), is more than XX%.

    ADD SHARES TO DIRECTOR STOCK AWARD PLAN (1542)

1542-1       Always vote FOR a management proposal to add shares to a stock award plan for non-employee directors.
1542-2       Always vote AGAINST a management proposal to add shares to a stock award plan for non-employee directors.
1542-3       Vote AGAINST IF the plan allows for time-lapsing restricted stock that fully vest in less than XX years.
1542-4       Vote AGAINST IF the dilution represented by this proposal, as calculated by IRRC, is more than 10%.            X
1542-5       Vote AGAINST IF the potential dilution from all plans (including this proposal), as calculated by IRRC,
             is more than 15%.                                                                                              X

1542-6       Vote AGAINST IF the proposed plan would permit the granting of non-formula, discretionary awards.              X
1542-7       Vote AGAINST IF the proposed plan includes an incentive to receive shares instead of cash.

    APPROVE ANNUAL BONUS PLAN (1560)

1560-1       Always vote FOR a management proposal to approve an annual bonus plan.                                         X
1560-2       Always vote AGAINST a management proposal to approve an annual bonus plan.
1560-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1560-4       Vote AGAINST IF the maximum per-employee bonus payable is more than XX% of the participant's base salary.
1560-5       Vote AGAINST IF the maximum per-employee bonus payable is more than $XX.
1560-6       Vote AGAINST IF the performance criteria is not disclosed.

    APPROVE SAVINGS PLAN (1561)

1561-1       Always vote FOR a management proposal to adopt a savings plan.                                                 X
1561-2       Always vote AGAINST a management proposal to adopt a savings plan.

    APPROVE OPTION/STOCK AWARDS (1562)

1562-1       Always vote FOR a management proposal to grant a one-time option or stock award.
1562-2       Always vote AGAINST a management proposal to grant a one-time option or stock award.
1562-3       Vote AGAINST IF the option/stock award is priced less than 85% of the fair market value on the grant
             date.                                                                                                          X
1562-4       Vote AGAINST IF the dilution represented by the option/stock award, as calculated by IRRC, is more than
             5%.                                                                                                            X
1562-5       Vote AGAINST IF the award is time-lapsing stock that fully vest in less than XX years.
1562-6       Vote AGAINST IF the option/stock award is unrestricted shares.
1562-7       Vote AGAINST IF potential dilution from all company plans including this proposal, as calculated by
             IRRC, is more than XX% of the total outstanding common equity.
1562-8       Vote AGAINST IF the company's equity dilution (overhang), including this proposal, as calculated by
             IRRC, exceeds the 75th percentile of its peer group.
1562-9       Vote AGAINST IF the company's three-year average annual grant rate exceeds the 75th percentile of its peer group.
1562-10      Vote AGAINST IF the option is not premium-priced or indexed, or does not vest based on future performance.

    ADOPT DEFERRED COMPENSATION PLAN (1563)

1563-1       Always vote FOR a management proposal to adopt a deferred compensation plan.                                   X
1563-2       Vote AGAINST a management proposal to adopt a deferred compensation plan for non-employee directors.
1563-3       Vote AGAINST a management proposal to adopt a deferred compensation plan for executives.
1563-4       Vote AGAINST IF the dilution is more than XX% of the outstanding common equity.

    APPROVE LONG-TERM BONUS PLAN (1564)

1564-1       Always vote FOR a management proposal to approve a long-term bonus plan.                                       X
1564-2       Always vote AGAINST a management proposal to approve a long-term bonus plan.
1564-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1564-4       Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than XX% of the participant's base salary.
1564-5       Vote AGAINST IF the maximum per-employee bonus payable over the performance period is more than $XX.
1564-6       Vote AGAINST IF the proposal creates dilution of more than XX% of the outstanding common equity.
1564-7       Vote AGAINST IF the performance criteria is not disclosed.

    APPROVE EMPLOYMENT AGREEMENTS (1565)

1565-1       Always vote FOR a management proposal to approve an employment agreement or contract.                          X
1565-2       Always vote AGAINST a management proposal to approve an employment agreement or contract.

    AMEND DEFERRED COMPENSATION PLAN (1566)

1566-1       Always vote FOR a management proposal to amend a deferred compensation plan.                                   X
1566-2       Always vote AGAINST a management proposal to amend a deferred compensation plan.

    EXCHANGE UNDERWATER OPTIONS (1570)

1570-1       Always vote FOR a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock's current market price).
1570-2       Always vote AGAINST a management proposal to exchange underwater options (options with a per-share
             exercise price that exceeds the underlying stock's current market price).                                      X
1570-3       Vote AGAINST IF directors or any of the 5 highest paid executives are eligible to participate in the repricing exchange program.

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
1570-4       Vote AGAINST IF the exchange ratio is not linked to the economic value of the underwater options.
1570-5       Vote AGAINST IF the company exchanged underwater options within the last three years.

    AMEND ANNUAL BONUS PLAN (1581)

1581-1       Always vote FOR a management proposal to amend an annual bonus plan.                                           X
1581-2       Always vote AGAINST a management proposal to amend an annual bonus plan.
1581-3       Vote AGAINST IF the amendment increases the maximum annual per-employee bonus.

    REAPPROVE OPTION/BONUS PLAN FOR OBRA (1582)

1582-1       Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of
             OBRA.                                                                                                          X
1582-2       Always vote AGAINST a management proposal to reapprove a stock option plan or bonus plan for purposes of
             OBRA.
1582-3       Vote AGAINST IF the maximum per-employee payout is not disclosed.
1582-4       Vote AGAINST IF the performance criteria is not disclosed.
1582-5       Vote AGAINST IF the company repriced or replaced options in the past fiscal year.

    AMEND LONG-TERM BONUS PLAN (1586)

1586-1       Always vote FOR a management proposal to amend a long-term bonus plan.                                         X
1586-2       Always vote AGAINST a management proposal to amend a long-term bonus plan.
1586-3       Vote AGAINST IF the plan increases the per-employee maximum bonus.

    SHAREHOLDER PROPOSALS

    SP-SHAREHOLDER APPROVAL OF AUDITORS (2000)

2000-1       Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.                       X
2000-2       Always vote AGAINST a shareholder proposal calling for stockholder ratification of auditors.

    SP-AUDITORS MUST ATTEND ANNUAL MEETING (2001)

2001-1       Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.                  X
2001-2       Always vote AGAINST a shareholder proposal calling for the auditors to attend the annual meeting.

    SP-LIMIT CONSULTING BY AUDITORS (2002)

2002-1       Always vote FOR a shareholder proposal calling for limiting consulting by auditors.
2002-2       Always vote AGAINST a shareholder proposal calling for limiting consulting by auditors.                        X

    SP-ROTATE AUDITORS (2003)

2003-1       Always vote FOR a shareholder proposal calling for the rotation of auditors.
2003-2       Always vote AGAINST a shareholder proposal calling for the rotation of auditors.                               X

    SP-RESTORE PREEMPTIVE RIGHTS (2010)

2010-1       Always vote FOR a shareholder proposal to restore preemptive rights.                                           X
2010-2       Always vote AGAINST a shareholder proposal to restore preemptive rights.

    SP-STUDY SALE OR SPIN-OFF (2030)

2030-1       Always vote FOR a shareholder proposal asking the company to study sales, spin-offs or other strategic
             alternatives.                                                                                                  X
2030-2       Always vote AGAINST a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.

    SP-ADOPT CONFIDENTIAL VOTING (2100)

2100-1       Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.
2100-2       Always vote AGAINST a shareholder proposal asking the board to adopt confidential voting and independent
             tabulation of the proxy ballots.                                                                               X

    SP-COUNTING SHAREHOLDER VOTES (2101)

2101-1       Always vote FOR a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.
2101-2       Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and
             broker non-votes in vote tabulations.                                                                          X

    SP-NO DISCRETIONARY VOTING (2102)

2102-1       Always vote FOR a shareholder proposal to eliminate the company's discretion to vote unmarked proxy ballots.
2102-2       Always vote AGAINST a shareholder proposal to eliminate the company's discretion to vote unmarked proxy
             ballots.                                                                                                       X

    SP-EQUAL ACCESS TO THE PROXY (2110)

2110-1       Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.
2110-2       Always vote AGAINST a shareholder proposal to provide equal access to the proxy                                X

             materials for shareholders.
2110-3       Vote AGAINST IF the ballot will become open to shareholders' nominees.
2110-4       Vote AGAINST IF the change will allow shareholder statements.

    SP-IMPROVE MEETING REPORTS (2120)

2120-1       Always vote FOR a shareholder proposal to improve annual meeting reports.
2120-2       Always vote AGAINST a shareholder proposal to improve annual meeting reports.                                  X

    SP-CHANGE ANNUAL MEETING LOCATION (2130)

2130-1       Always vote FOR a shareholder proposal to change the annual meeting location.
2130-2       Always vote AGAINST a shareholder proposal to change the annual meeting location.                              X

    SP-CHANGE ANNUAL MEETING DATE (2131)

2131-1       Always vote FOR a shareholder proposal to change the annual meeting date.
2131-2       Always vote AGAINST a shareholder proposal to change the annual meeting date.                                  X

    SP-BOARD INCLUSIVENESS (2201)

2201-1       Always vote FOR a shareholder proposal asking the board to include more women and minorities as directors.
2201-2       Always vote AGAINST a shareholder proposal asking the board to include more women and minorities as
             directors.                                                                                                     X

    SP-INCREASE BOARD INDEPENDENCE (2202)

2202-1       Always vote FOR a shareholder proposal seeking to increase board independence.                                 X
2202-2       Always vote AGAINST a shareholder proposal seeking to increase board independence.

    SP-DIRECTOR TENURE/RETIREMENT AGE (2203)

2203-1       Always vote FOR a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.
2203-2       Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by
             establishing a retirement or tenure policy.                                                                    X
2203-3       Vote AGAINST IF the proposal seeks to establish a tenure policy shorter than XX years.
2203-4       Vote AGAINST IF the proposal seeks to establish a retirement age of more than XX years.

    SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS (2204)

2204-1      Always vote FOR a shareholder proposal to require minimum stock ownership by directors.               X
2204-2      Always vote AGAINST a shareholder proposal to require minimum stock ownership by directors.
2204-3      Vote AGAINST IF the minimum level of ownership required is more than XX shares.

  SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD (2205)

2205-1      Always vote FOR a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.
2205-2      Always vote AGAINST a shareholder proposal that seeks to provide for union or employee
            representatives on the board of directors.                                                            X

  SP-DIRECTORS' ROLE IN CORPORATE STRATEGY (2206)

2206-1      Always vote FOR a shareholder proposal seeking to increase disclosure regarding the board's role in the development and monitoring of the company's long-term strategic plan.
2206-2      Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board's
            role in the development and monitoring of the company's long-term strategic plan.                     X

  SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE (2210)

2210-1      Always vote FOR a shareholder proposal to increase the independence of the nominating committee.
2210-2      Always vote AGAINST a shareholder proposal to increase the independence of the nominating
            committee.                                                                                            X

  SP-CREATE NOMINATING COMMITTEE (2211)

2211-1      Always vote FOR a shareholder proposal to create a nominating committee of the board.
2211-2      Always vote AGAINST a shareholder proposal to create a nominating committee of the board.             X
2211-3      Vote AGAINST IF the proposal includes no requirements on the number of independent directors required to serve on the committee.

  SP-CREATE SHAREHOLDER COMMITTEE (2212)

2212-1      Always vote FOR a shareholder proposal urging the creation of a shareholder committee.
2212-2      Always vote AGAINST a shareholder proposal urging the creation of a shareholder committee.            X
2212-3      Vote AGAINST IF the proposal is a binding bylaw amendment.

  SP-INDEPENDENT BOARD CHAIRMAN (2214)

2214-1      Always vote FOR a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.

2214-2      Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be
            chosen from among the ranks of the non-employee directors.                                            X

  SP-LEAD DIRECTOR (2215)

2215-1      Always vote FOR a shareholder proposal asking that a lead director be chosen from among the ranks of non-employee directors.
2215-2      Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the
            ranks of the non-employee directors.                                                                  X

  SP-ADOPT CUMULATIVE VOTING (2220)

2220-1      Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.
2220-2      Always vote AGAINST a shareholder proposal calling for the adoption of cumulative voting.             X

  SP-REQUIRE NOMINEE STATEMENT IN PROXY (2230)

2230-1      Always vote FOR a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.
2230-2      Always vote AGAINST a shareholder proposal to require directors to place a statement of candidacy
            in the proxy statement.                                                                               X

  SP-DOUBLE BOARD NOMINEES (2231)

2231-1      Always vote FOR a shareholder proposal to nominate two director candidates for each open board seat.
2231-2      Always vote AGAINST a shareholder proposal to nominate two director candidates for each open board
            seat.                                                                                                 X

  SP-DIRECTOR LIABILITY (2240)

2240-1      Always vote FOR a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless or willful neglect.
2240-2      Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director's gross negligence and/or reckless
            or willful neglect.                                                                                   X

  SP-REPEAL CLASSIFIED BOARD (2300)

2300-1      Always vote FOR a shareholder proposal to repeal a classified board.                                  x
2300-2      Always vote AGAINST a shareholder proposal to repeal a classified board.
2300-3      Vote AGAINST IF the company does not have a shareholder rights plan (poison pill).

  SP-REDEEM OR VOTE ON POISON PILL (2310)

2310-1      Always vote FOR a shareholder proposal asking the board to redeem or to allow shareholders to vote
            on a poison pill shareholder rights plan.                                                             X

2310-2      Always vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan.
2310-3      Vote AGAINST IF the proposal seeks only to redeem the current rights plan (and does not ask for a shareholder vote.)
2310-4      Vote AGAINST IF the board has an independent majority.
2310-5      Vote AGAINST IF the proposal is binding rather than merely precatory (advisory).
2310-6      Vote AGAINST IF the pill does not contain a dead-hand provision.
2310-7      Vote AGAINST IF the company elects the entire board annually.

  SP-ELIMINATE SUPERMAJORITY PROVISION (2320)

2320-1      Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.              X
2320-2      Always vote AGAINST a shareholder proposal that seeks to eliminate supermajority provisions.

  SP-REDUCE SUPERMAJORITY PROVISION (2321)

2321-1      Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.                 X
2321-2      Always vote AGAINST a shareholder proposal that seeks to reduce supermajority provisions.

  SP-REPEAL FAIR PRICE PROVISION (2324)

2324-1      Always vote FOR a shareholder proposal that seeks to repeal fair price provisions.
2324-2      Always vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.                X

  SP-RESTORE RIGHT TO CALL A SPECIAL MEETING (2325)

2325-1      Always vote FOR a shareholder proposal to restore shareholders' right to call a special meeting.      X
2325-2      Always vote AGAINST a shareholder proposal to restore shareholders' right to call a special meeting.

  SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT (2326)

2326-1      Always vote FOR a shareholder proposal to restore shareholders' right to act by written consent.      X
2326-2      Always vote AGAINST a shareholder proposal to restore shareholders' right to act by written consent.

  SP-PROHIBIT TARGETED SHARE PLACEMENT (2330)

2330-1      Always vote FOR a shareholder proposal to limit the board's discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.

2330-2      Always vote AGAINST a shareholder proposal to limit the board's discretion to issue targeted share
            placements or to require shareholder approval before such block placements can be made.               X

  SP-OPT OUT OF STATE TAKEOVER STATUTE (2341)

2341-1      Always vote FOR a shareholder proposal seeking to force the company to opt out of a state takeover
            statutory provision.                                                                                  X
2341-2      Always vote AGAINST a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.

  SP-REINCORPORATION (2342)

2342-1      Always vote FOR a shareholder proposal to reincorporate the company in another state.
2342-2      Always vote AGAINST a shareholder proposal to reincorporate the company in another state.
2342-3      Vote AGAINST IF the new state has stronger anti-takeover provisions.                                  X

  SP-ADOPT ANTI-GREENMAIL PROVISION (2350)

2350-1      Always vote FOR a shareholder proposal to limit greenmail payments.                                   X
2320-2      Always vote AGAINST a shareholder proposal to limit greenmail payments.

  SP-RESTRICT EXECUTIVE COMPENSATION (2400)

2400-1      Always vote FOR a shareholder proposal to restrict executive compensation.
2400-2      Always vote AGAINST a shareholder proposal to restrict executive compensation.                        X
2400-3      Vote AGAINST IF the proposal limits executive pay without linking compensation to financial performance.

  SP-DISCLOSE EXECUTIVE COMPENSATION (2401)

2401-1      Always vote FOR a shareholder proposal to enhance the disclosure of executive compensation.
2401-2      Always vote AGAINST a shareholder proposal to enhance the disclosure of executive compensation.       X
2401-3      Vote AGAINST IF the proposal extends reporting to all executives paid more than $XX.

  SP-RESTRICT DIRECTOR COMPENSATION (2402)

2402-1      Always vote FOR a shareholder proposal to restrict director compensation.
2402-2      Always vote AGAINST a shareholder proposal to restrict director compensation.                         X

  SP-CAP EXECUTIVE PAY (2403)

2403-1      Always vote FOR a shareholder proposal to cap executive pay.
2403-2      Always vote AGAINST a shareholder proposal to cap executive pay.                                      X

  SP-PAY DIRECTORS IN STOCK (2405)

2405-1      Always vote FOR a shareholder proposal calling for directors to be paid with company stock.
2405-2      Always vote AGAINST a shareholder proposal calling for directors to be paid with company stock.       X
2405-3      Vote AGAINST IF the resolution would require directors to receive their entire compensation in the form of company stock.

  SP-APPROVE EXECUTIVE COMPENSATION (2406)

2406-1      Always vote FOR a shareholder proposal calling for shareholder votes on executive pay.
2406-2      Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.            X

  SP-RESTRICT DIRECTOR PENSIONS (2407)

2407-1      Always vote FOR a shareholder proposal calling for the termination of director retirement plans.
2407-2      Always vote AGAINST a shareholder proposal calling for the termination of director retirement
            plans.                                                                                                X

  SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE (2408)

2408-1      Always vote FOR a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.
2408-2      Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link
            executive compensation to non-financial criteria, particularly social criteria.                       X
2408-3      Vote AGAINST IF the resolution goes beyond the request for a review and/or report, and includes actual linkage of pay to social performance.

  SP-NO REPRICING OF UNDERWATER OPTIONS (2409)

2409-1      Always vote FOR a shareholder proposal seeking shareholder approval to reprice or replace
            underwater stock options.                                                                             X
2409-2      Always vote AGAINST a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.
2409-3      Vote AGAINST IF the proposal seeking shareholder approval to reprice is binding.

  SP-GOLDEN PARACHUTES (2414)

2414-1      Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.

2414-2      Always vote AGAINST a shareholder proposal calling for a ban or shareholder vote on future golden
            parachutes.                                                                                           X
2414-3      Vote AGAINST IF the highest payout formula of current agreements does not exceed XX times an executive's salary and bonus.

  SP-AWARD PERFORMANCE-BASED STOCK OPTIONS (2415)

2415-1      Always vote FOR a shareholder proposal seeking to award performance-based stock options.
2415-2      Always vote AGAINST a shareholder proposal seeking to award performance-based stock options.          X

  SP-EXPENSE STOCK OPTIONS (2416)

2416-1      Always vote FOR a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company's annual income statement.
2416-2      Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all
            future stock options issued by the company in the company's annual income statement.                  X

  SP-PENSION FUND SURPLUS (2417)

2417-1      Always vote FOR a shareholder proposal that requests future executive compensation be determined
            without regard to any pension fund income.                                                            X
2417-2      Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.

  SP-CREATE COMPENSATION COMMITTEE (2420)

2420-1      Always vote FOR a shareholder proposal to create a compensation committee.
2420-2      Always vote AGAINST a shareholder proposal to create a compensation committee.                        X

  SP-HIRE INDEPENDENT COMPENSATION CONSULTANT (2421)

2421-1      Always vote FOR a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.
2421-2      Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with
            corporate management-to assist with executive compensation issues.                                    X

  SP-INCREASE COMPENSATION COMMITTEE INDEPENDENCE (2422)

2422-1      Always vote FOR a shareholder proposal to increase the independence of the compensation committee.
2422-2      Always vote AGAINST a shareholder proposal to increase the independence of the compensation
            committee.                                                                                            X

  SP-INCREASE AUDIT COMMITTEE INDEPENDENCE (2500)

2500-1      Always vote FOR a shareholder proposal to increase the independence of the audit committee.
2500-2      Always vote AGAINST a shareholder proposal to increase the independence of the audit committee.       X

  SP-INCREASE KEY COMMITTEE INDEPENDENCE (2501)

2501-1      Always vote FOR a shareholder proposal to increase the independence of key committees.
2501-2      Always vote AGAINST a shareholder proposal to increase the independence of key committees.            X

      SOCIAL ISSUE PROPOSALS

  SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY (3000)

3000-1      Always vote FOR a shareholder proposal that asks the company to develop or report on human rights policies.
3000-2      Always vote AGAINST a shareholder proposal that asks the company to develop or report on human
            rights policies.                                                                                      X

3000-3      Vote AGAINST IF the company does not operate in countries of concern.

  SP-REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS (3005)

3005-1      Always vote FOR a shareholder proposal that asks the company to review its operations' impact on local groups.
3005-2      Always vote AGAINST a shareholder proposal that asks the company to review its operations' impact
            on local groups.                                                                                      X
3005-3      Vote AGAINST IF the proposal calls for action beyond reporting.

  SP-BURMA-LIMIT OR END OPERATIONS (3030)

3030-1      Always vote FOR a shareholder proposal that asks the company to limit or end operations in Burma.
3030-2      Always vote AGAINST a shareholder proposal that asks the company to limit or end operations in
            Burma.
3030-3      Vote AGAINST IF the company's operations are de minimus and do not involve oil or mining.             X
3030-4      Vote AGAINST IF the company does not contract directly with the Burmese government.                   X

  SP-BURMA-REVIEW OPERATIONS (3031)

3031-1      Always vote FOR a shareholder proposal that asks management to review operations in Burma.            X
3031-2      Always vote AGAINST a shareholder proposal that asks management to review operations in Burma.

  SP-CHINA-NO USE OF FORCED LABOR (3040)

3040-1      Always vote FOR a shareholder proposal that asks management to certify that company operations are free of forced labor.
3040-2      Always vote AGAINST a shareholder proposal that asks management to certify that company operations
            are free of forced labor.                                                                             X

  SP-CHINA-ADOPT CODE OF CONDUCT (3041)

3041-1      Always vote FOR a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
3041-2      Always vote AGAINST a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in
            China.                                                                                                X
3041-3      Vote AGAINST IF the company has de minimus operations involving China.

  SP-REVIEW MILITARY CONTRACTING CRITERIA (3100)

3100-1      Always vote FOR a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts.
3100-2      Always vote AGAINST a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts
            and to govern the execution of the contracts.                                                         X
3100-3      Vote AGAINST IF the company derives less than 50% of its revenues from military-related operations.

  SP-REVIEW ECONOMIC CONVERSION (3110)

3110-1      Always vote FOR a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for commercial markets.
3110-2      Always vote AGAINST a shareholder proposal that asks management to create a plan for converting the company's facilities that are dependent on defense contracts toward production for commercial
            markets.                                                                                              X
3110-3      Vote AGAINST IF the company derives less than 50% of its revenues from defense contracts.

  SP-REVIEW SPACE WEAPONS (3120)

3120-1      Always vote FOR a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic missile defense technologies and related space systems.
3120-2      Always vote AGAINST a shareholder proposal that asks management to report on the company's government contracts for the development of ballistic missile defense technologies and related
            space systems.                                                                                        X

  SP-REVIEW FOREIGN MILITARY SALES (3130)
3130-1      Always vote FOR a shareholder proposal that asks management to report on the company's foreign military sales or foreign offset activities.
3130-2      Always vote AGAINST a shareholder proposal that asks management to report on the company's foreign
            military sales or foreign offset activities.                                                          X
3130-3      Vote AGAINST IF all of the company's current weapons programs result in sales to both the U.S. and foreign governments, or to the U.S. government exclusively.

  SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION (3150)

3150-1      Always vote FOR a shareholder proposal that asks management to limit or end nuclear weapons production.
3150-2      Always vote AGAINST a shareholder proposal that asks management to limit or end nuclear weapons
            production.                                                                                           X

  SP-REVIEW NUCLEAR WEAPONS PRODUCTION (3151)

3151-1      Always vote FOR a shareholder proposal that asks management to review nuclear weapons production.
3151-2      Always vote AGAINST a shareholder proposal that asks management to review nuclear weapons
            production.                                                                                           X

  SP-REVIEW CHARITABLE GIVING POLICY (3210)

3210-1      Always vote FOR a shareholder proposal that asks the company to establish shareholder-designated contribution programs.
3210-2      Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-
            designated contribution programs.
3210-3      Vote AGAINST IF the company has a well-managed program or the proposal will be unduly burdensome.     X

  SP-LIMIT OR END CHARITABLE GIVING (3215)

3215-1      Always vote FOR a shareholder proposal that asks the company to limit or end charitable giving.
3215-2      Always vote AGAINST a shareholder proposal that asks the company to limit or end charitable
            giving.                                                                                               X
3215-3      Vote AGAINST IF the company's giving is not excessive or the proposal would end all giving.

  SP-REVIEW POLITICAL SPENDING (3220)

3220-1      Always vote FOR a shareholder proposal that asks the company to increase disclosure of political spending and activities.
3220-2      Always vote AGAINST a shareholder proposal that asks the company to increase disclosure of political spending and activities.
3220-3      Vote AGAINST IF the information requested is already easily available or if compliance is costly.     X

  SP-LIMIT OR END POLITICAL SPENDING (3221)

3221-1      Always vote FOR a shareholder proposal that asks the company to limit or end political spending.

3221-2      Always vote AGAINST a shareholder proposal that asks the company to limit or end political
            spending.                                                                                             X
3221-3      Vote AGAINST IF the total contributions were less than $50,000 or the proposal would end all spending.

  SP-DISCLOSE PRIOR GOVERNMENT SERVICE (3222)

3222-1      Always vote FOR a shareholder proposal requesting disclosure of company executives' prior government service.
3222-2      Always vote AGAINST a shareholder proposal requesting disclosure of company executives' prior
            government service.                                                                                   X

  SP-AFFIRM POLITICAL NONPARTISANSHIP (3224)

3224-1      Always vote FOR a shareholder proposal requesting affirmation of political nonpartisanship.
3224-2      Always vote AGAINST a shareholder proposal requesting affirmation of political nonpartisanship.       X

  SP-REVIEW TOBACCO MARKETING (3300)

3300-1      Always vote FOR a shareholder proposal that asks management to report on or change tobacco product marketing practices.
3300-2      Always vote AGAINST a shareholder proposal that asks management to report on or change tobacco
            product marketing practices.                                                                          X
3300-3      Vote AGAINST IF no prima facie evidence suggests company targets youth or uses unregulated channels.
3300-4      Vote AGAINST IF there is no prima facie evidence the company's marketing practices are illegal.
3300-5      Vote AGAINST IF the proposal calls for action beyond reporting.

  SP-SEVER LINKS WITH TOBACCO INDUSTRY (3307)

3307-1      Always vote FOR a shareholder proposal to sever links with the tobacco industry.
3307-2      Always vote AGAINST a shareholder proposal to sever links with the tobacco industry.                  X
3307-3      Vote AGAINST IF the proposal is submitted to a tobacco company.
3307-4      Vote AGAINST IF the company is NOT a health care company.
3307-5      Vote AGAINST IF the company has retail outlets for tobacco products.
3307-6      Vote AGAINST IF the company provides products to the tobacco industry.
3307-7      Vote AGAINST IF the proposal concerns media outlets for tobacco advertising.
3307-8      Vote AGAINST IF the proposal concerns tobacco farmers.

  SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH (3308)

3308-1      Always vote FOR a shareholder proposal that asks the company to review or reduce tobacco harm to health.
3308-2      Always vote AGAINST a shareholder proposal that asks the company to review or reduce tobacco harm
            to health.                                                                                            X
3308-3      Vote AGAINST IF the proposal concerns adoption of a no-smoking policy.
3308-4      Vote AGAINST IF the proposal concerns research or changes to product ingredients.
3308-5      Vote AGAINST IF the proposal concerns changes to package labeling and health warnings.

  SP-REVIEW OR PROMOTE ANIMAL WELFARE (3320)

3320-1      Always vote FOR a shareholder proposal that asks management to review or promote animal welfare.
3320-2      Always vote AGAINST a shareholder proposal that asks management to review or promote animal
            welfare.                                                                                              X
3320-3      Vote AGAINST IF the proposal calls for an end to consumer product safety tests with animals.
3320-4      Vote AGAINST IF the proposal calls for action beyond reporting.

  SP-REVIEW DRUG PRICING OR DISTRIBUTION (3340)

3340-1      Always vote FOR a shareholder proposal that asks the company to report or take action on pharmaceutical drug pricing or distribution.
3340-2      Always vote AGAINST a shareholder proposal that asks the company to report or take action on
            pharmaceutical drug pricing or distribution.                                                          X
3340-3      Vote AGAINST IF the proposal asks for more than a report.
3340-4      Vote AGAINST IF the proposal relates only to domestic pricing.

  SP-OPPOSE EMBRYO/FETAL DESTRUCTION (3350)

3350-1      Always vote FOR a shareholder proposal that asks the company to take action on embryo or fetal destruction.
3350-2      Always vote AGAINST a shareholder proposal that asks the company to take action on embryo or fetal
            destruction.                                                                                          X

  SP-REVIEW NUCLEAR FACILITY/WASTE (3400)

3400-1      Always vote FOR a shareholder proposal that asks the company to review or report on nuclear facilities or nuclear waste.
3400-2      Always vote AGAINST a shareholder proposal that asks the company to review or report on nuclear facilities or nuclear waste.
3400-3      Vote AGAINST IF the proposal asks for action beyond reporting.                                        X
3400-4      Vote AGAINST IF the proposal asks for cessation of nuclear-related activities.

  SP-REVIEW ENERGY EFFICIENCY & RENEWABLES (3410)

3410-1      Always vote FOR a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency.
3410-2      Always vote AGAINST a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency.
3410-3      Vote AGAINST IF the proposal asks for more than a report.                                             X

  SP-ENDORSE CERES PRINCIPLES (3420)

3420-1      Always vote FOR a shareholder proposal that asks management to endorse the Ceres principles.
3420-2      Always vote AGAINST a shareholder proposal that asks management to endorse the Ceres principles.
3420-3      Vote AGAINST IF the company has well-established environmental management practices.                  X
3420-4      Vote AGAINST IF the company has an average or better environmental performance record.

  SP-CONTROL GENERATION OF POLLUTANTS (3422)

3422-1      Always vote FOR a shareholder proposal that asks the company to control generation of pollutant(s).
3422-2      Always vote AGAINST a shareholder proposal that asks the company to control generation of pollutant(s).
3422-3      Vote AGAINST IF the proposal asks for action beyond reporting.                                        X
3422-4      Vote AGAINST IF the company reports its emissions and plans to limit their future growth.             X
3422-5      Vote AGAINST IF the company reports its emissions and plans to reduce them from established levels.

  SP-REPORT ON ENVIRONMENTAL IMPACT OR PLANS (3423)

3423-1      Always vote FOR a shareholder proposal that asks the company to report on its environmental impact or plans.
3423-2      Always vote AGAINST a shareholder proposal that asks the company to report on its environmental impact or plans.
3423-3      Vote AGAINST IF management has issued a written statement beyond the legal minimum.                   X

  SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE (3425)

3425-1      Always vote FOR a shareholder proposal that asks management to report or take action on climate change.
3425-2      Always vote AGAINST a shareholder proposal that asks management to report or take action on climate change.

3425-3      Vote AGAINST IF management has issued a statement acknowledging a global warming threat.              X
3425-4      Vote AGAINST IF management acknowledges a global warming threat and has issued company policy.
3425-5      Vote AGAINST IF management has issued a statement and committed to targets and timetable.
3425-6      Vote AGAINST IF the company is not a major emitter of greenhouse gases.                               X

  SP-REVIEW OR CURB BIOENGINEERING (3430)

3430-1      Always vote FOR a shareholder proposal that asks management to report on, label or restrict sales of bioengineered products.
3430-2      Always vote AGAINST a shareholder proposal that asks management to report on, label or restrict
            sales of bioengineered products.                                                                      X
3430-3      Vote AGAINST IF the proposal asks for action beyond reporting.
3430-4      Vote AGAINST IF the proposal calls for a moratorium on sales of bioengineered products.

  SP-PRESERVE/REPORT ON NATURAL HABITAT (3440)

3440-1      Always vote FOR a shareholder proposal that asks the company to preserve natural habitat.
3440-2      Always vote AGAINST a shareholder proposal that asks the company to preserve natural habitat.         X
3440-3      Vote AGAINST IF the proposal asks for action beyond reporting.
3440-4      Vote AGAINST IF the proposal does not address a unique habitat.

  SP-REVIEW DEVELOPING COUNTRY DEBT (3500)

3500-1      Always vote FOR a shareholder proposal asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings.
3500-2      Always vote AGAINST a shareholder proposal asking the company to review their developing country debt and lending criteria and to report to shareholders on its findings.
3500-3      Vote AGAINST IF the proposal asks for action beyond reporting.                                        X

  SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES (3503)

3503-1      Always vote FOR a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socioeconomic impacts of its credit decisions.
3503-2      Always vote AGAINST a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socioeconomic impacts of its credit decisions.
3503-3      Vote AGAINST IF the proposal asks for action beyond reporting.                                        X

  SP-REVIEW FAIR LENDING POLICY (3520)

3520-1      Always vote FOR a shareholder proposal requesting reports and/or reviews of plans and/or policies on fair lending practices.
3520-2      Always vote AGAINST a shareholder proposal requesting reports and/or reviews of plans and/or
            policies on fair lending practices.                                                                   X
3520-3      Vote AGAINST IF the proposal asks for action beyond reporting.

  SP-REVIEW PLANT CLOSINGS (3600)

3600-1      Always vote FOR a shareholder proposal that asks the company to establish committees to consider issues related to facilities closure and relocation of work.
3600-2      Always vote AGAINST a shareholder proposal that asks the company to establish committees to
            consider issues related to facilities closure and relocation of work.                                 X

  SP-REPORT ON EEO (3610)

3610-1      Always vote FOR a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.
3610-2      Always vote AGAINST a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.
3610-3      Vote AGAINST IF the company releases its EEO-1 reports.
3610-4      Vote AGAINST IF the company's EEO-1 reports and compliance record indicate it is average.             X
3610-5      Vote AGAINST IF the information indicates a well-established affirmative action program.

  SP-DROP SEXUAL ORIENTATION FROM EEO POLICY (3614)

3614-1      Always vote FOR a shareholder proposal that asks management to drop sexual orientation from EEO policy.
3614-2      Always vote AGAINST a shareholder proposal that asks management to drop sexual orientation from
            EEO policy.                                                                                           X

  SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY (3615)

3615-1      Always vote FOR a shareholder proposal that asks management to adopt a sexual orientation non-
            discrimination policy.
3615-2      Always vote AGAINST a shareholder proposal that asks management to adopt a sexual orientation non-
            discrimination policy.                                                                                X

  SP-REVIEW MEXICAN WORK FORCE CONDITIONS (3621)

3621-1      Always vote FOR a shareholder proposal that asks management to report on or review Mexican operations.
3621-2      Always vote AGAINST a shareholder proposal that asks management to report on or review Mexican
            operations.                                                                                           X

  SP-ADOPT STANDARDS FOR MEXICAN OPERATION (3622)

3622-1      Always vote FOR a shareholder proposal that asks management to adopt standards for Mexican operations.
3622-2      Always vote AGAINST a shareholder proposal that asks management to adopt standards for Mexican
            operations.                                                                                           X

  SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES (3630)

3630-1      Always vote FOR a shareholder proposal that asks management to review or implement the MacBride principles.
3630-2      Always vote AGAINST a shareholder proposal that asks management to review or implement the
            MacBride principles.
3630-3      Vote AGAINST IF no fair employment problems exist.                                                    X

  SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE (3632)

3632-1      Always vote FOR a shareholder proposal that asks the company to encourage its contractors and franchisees to implement the MacBride principles.
3632-2      Always vote AGAINST a shareholder proposal that asks the company to encourage its contractors and
            franchisees to implement the MacBride principles.                                                     X
3632-3      Vote AGAINST IF no fair employment problems exist at contractor/franchisee.

  SP-REVIEW GLOBAL LABOR PRACTICES (3680)

3680-1      Always vote FOR a shareholder proposal that asks management to report on or review its global labor practices or those of their contractors.
3680-2      Always vote AGAINST a shareholder proposal that asks management to report on or review its global
            labor practices or those of their contractors.                                                        X
3680-3      Vote AGAINST IF the company already reports publicly using a recognized standard.
3680-4      Vote AGAINST IF the resolution asks for more than a report.

  SP-MONITOR/ADOPT ILO CONVENTIONS (3681)

3681-1      Always vote FOR a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor conventions.
3681-2      Always vote AGAINST a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor
            conventions.                                                                                          X
3681-3      Vote AGAINST IF the proposal asks the company to use third-party monitors.
3681-4      Vote AGAINST IF the company has a reasonable code and monitoring system.

  SP-REPORT ON SUSTAINABILITY (3700)

3700-1      Always vote FOR a shareholder proposal requesting reports on sustainability.

3700-2      Always vote AGAINST a shareholder proposal requesting reports on sustainability.                      X
3700-3      Always vote AGAINST IF the company has already issued a report in GRI format.

              PROXY VOTING GUIDELINES FOR NON-U.S. COMPANIES - 2004

                       UNION PLANTERS INVESTMENT ADVISORS

      -     DEFAULT: WITH MANAGEMENT

      -     BUNDLED: VOTE AGAINST IF AN AGAINST IS TRIGGERED

              ELECTION OF DIRECTORS BY SLATE (4000)

4000-1   Always vote FOR the election of directors by slate.
4000-2   Vote AGAINST IF the names and occupations or affiliations of nominees are not provided.                  X
4000-3   Vote AGAINST IF executives make up more than XX% (JAPAN ONLY).
4000-4   Vote AGAINST IF executives make up more than XX% of the board.
4000-5   Vote AGAINST IF employees or linked directors comprise more than XX%.
4000-6   Vote AGAINST IF the positions of chairman and CEO are not separated.
4000-7   Vote AGAINST IF the board size exceeds XX.
4000-8   Vote AGAINST IF the age of oldest candidate exceeds XX.
4000-9   Vote AGAINST IF the board structure is classified.
4000-10  Vote AGAINST IF the circular does not disclose compliance with local corporate governance standards.

              ELECT SUPERVISORY BOARD/CORPORATE ASSEMBLY (4001)

4001-1   Always vote FOR a management proposal to elect members of the supervisory board/corporate assembly.
4001-2   Vote AGAINST IF the names and occupations or affiliations of the nominees are not provided.              X
4001-3   Vote AGAINST IF non-independent supervisors make up more than XX% of the supervisory board.

              ELECT STATUTORY AUDITORS (4002)

4002-1   Always vote FOR a management proposal to elect statutory auditors.                                       X
4002-2   Vote AGAINST IF executives comprise XX% of the board as a whole or of nominees when information is not available.

              APPOINT BOARD ADVISORS/DEPUTY DIRECTORS (4003)

4003-1   Always vote FOR a management proposal to appoint board advisors or deputy directors.                     X
4003-2   Always vote AGAINST a management proposal to appoint board advisors or deputy directors.

              RATIFY EXECUTIVE BOARD APPOINTMENTS (4004)

4004-1   Always vote FOR a management proposal to ratify board appointments.
4004-2   Vote AGAINST IF the names and occupations or affiliations of the nominees are not provided.              X

              APPOINT OUTSIDE AUDITORS (4010)

4010-1   Always vote FOR a management proposal to appoint auditors for the company.
4010-2   Always vote AGAINST a management proposal to appoint auditors for the company.
4010-3   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (UK ONLY).
4010-4   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (OTHER).
4010-5   Vote AGAINST IF the audit fees are not disclosed.
4010-6   Vote AGAINST IF executives sit on the audit committee or IF there is no audit committee.                 X
4010-7   Vote AGAINST IF FTSE-100 company and the auditor is not one of the UK top four auditors.

              SET AUDITORS' FEES (4011)

4011-1   Always vote FOR a management proposal to empower management to pay auditors or to approve a specific amount for the auditors' remuneration.
4011-2   Always vote AGAINST a management proposal to empower management to pay auditors or to approve a specific amount for the auditors' remuneration
4011-3   Vote AGAINST IF the non-audit fees exceed XX% of the total fees paid to the auditors (UK ONLY).
4011-4   Vote AGAINST IF the non-audit fees exceed XX % of the total fees paid to the auditors (OTHER).
4011-5   Vote AGAINST IF the audit fees are not disclosed.
4011-6   Vote AGAINST IF executives sit on the audit committee, or IF there is no audit committee.                X

              APPOINT AUDITORS AND SET THEIR FEES (4012)

4012-1   Always vote FOR a management proposal to endorse the board's selection of auditors and empower management to pay them.
4012-2   Vote AGAINST IF the non-audit fees exceed 50% of total fees paid to the auditors (UK ONLY).              X
4012-3   Vote AGAINST IF the non-audit fees exceed XX% of total fees paid to the auditors (OTHER).
4012-4   Vote AGAINST IF the audit fees are not disclosed.

4012-5   Vote AGAINST IF executives sit on the audit committee or IF there is no audit committee.
4012-6   Vote AGAINST IF FTSE-100 company and the auditor is not one of the UK top four auditors.

              RATIFY ACTS OF AUDITORS (4013)

4013-1   Always vote FOR a management proposal to endorse the auditors' performance during the previous financial year, legally discharging them of responsibility.
4013-2   Always ABSTAIN on a management proposal to endorse the auditors' performance during the previous
         financial year, legally discharging them of responsibility.                                              X
4013-3   Always vote AGAINST a management proposal to endorse the auditors' performance during the previous financial year, legally discharging them of responsibility.
4013-4   Vote AGAINST IF the non-audit fees exceed XX% of the total fees paid to the auditors.
4013-5   Vote AGAINST IF the audit fees are not disclosed.
4013-6   Vote AGAINST IF executives sit on the audit committee, or IF there is no audit committee.

              SET NUMBER OF AUDITORS (4014)

4014-1   Always vote FOR a management proposal to set the number of auditors for the financial year.              X
4014-2   Always vote AGAINST a management proposal to set the number of auditors for the financial year.

              APPOINT APPRAISER/SPECIAL AUDITOR (4015)

4015-1   Always vote FOR a management proposal to appoint appraiser/special auditor.
4015-2   Always vote AGAINST a management proposal to appoint appraiser/special auditor.
4015-3   Vote AGAINST IF the proposed appraiser/special auditor is the same as the regular auditor.               X

              APPROVE FINANCIAL STATEMENTS (4020)

4020-1   Always vote FOR a management proposal to approve the company's financial statements for the fiscal year.
4020-2   ABSTAIN IF the proposal discharges the directors from responsibility for decisions taken over the
         year.                                                                                                    X
4020-3   Always vote AGAINST a management proposal to approve the company's financial statements for the fiscal year.
4020-4   Vote AGAINST IF the proposal discharges the directors from liability.
4020-5   Vote AGAINST IF there is no audit committee.                                                             X
4020-6   Vote AGAINST IF the audit committee does not have a majority of non-executive directors.                 X
4020-7   Vote AGAINST IF any executives sit on the audit committee.

4020-8   Vote AGAINST IF the auditors have raised concerns in the evaluation of accounts.                         X

              SET DIVIDEND/ALLOCATE PROFITS (4021)

4021-1   Always vote FOR a management proposal to approve the dividends and endorse management's decisions on
         how to allocate the company's earnings.                                                                  X
4021-2   Vote AGAINST IF the dividend payout is less than XX% of profits.
4021-3   Vote AGAINST IF the dividend payout is more than XX % of profits.

              ALLOCATE DIVIDEND, PROFITS, BOARD FEES (4022)

4022-1   Always vote FOR a management proposal to approve dividends, endorse management's decisions on how to
         allocate the company's earnings, and ratify decisions on fees for board members.                         X
4022-2   Vote AGAINST IF the dividend payout is less than XX%.
4022-3   Vote AGAINST IF the dividend payout is more than XX%.

              APPROVE SCRIP DIVIDEND/DIVIDEND REINVESTMENT (4023)

4023-1   Always vote FOR a management proposal to authorize a program allowing investors to receive additional stock in lieu of a cash dividend or a program to facilitate the reinvestment of cash dividends in the
         company.                                                                                                 X
4023-2   Always vote AGAINST a management proposal to authorize a program allowing investors to receive additional stock in lieu of a cash dividend or a program to facilitate the reinvestment of cash dividends in the company.

              APPROVE BONUS DIVIDEND/BONUS SHARE ISSUE (4024)
4024-1   Always vote FOR a management proposal to approve a special bonus dividend or bonus share issue.          X
4024-2   Always vote AGAINST a management proposal to approve a special bonus dividend or bonus share issue.

              AMEND DIVIDEND DISTRIBUTION RULES (4025)

4025-1   Always vote FOR a management proposal to approve technical changes in the way dividends are
         distributed to shareholders.                                                                             X
4025-2   Always vote AGAINST a management proposal to approve technical changes in the way dividends are distributed to shareholders.

              APPROVE ELECTRONIC SHARE TRADING (4026)

4026-1   Always vote FOR a management proposal to permit the company's stock to be bought and sold on an
         electronic trading system.                                                                               X
4026-2   Always vote AGAINST a management proposal to permit the company's stock to be bought and sold on an electronic trading system.

              APPROVE BOOK ENTRY SYSTEM (4027)

4027-1   Always vote FOR a management proposal to approve the use of a book entry system to keep track of
         stock transactions.                                                                                      X
4027-2   Always vote AGAINST a management proposal to approve the use of a book entry system to keep track of stock transactions.

              APPROVE INTERIM DIVIDEND  (4028)

4028-1   Always vote FOR a management proposal to distribute an interim dividend.                                 X
4028-2   Vote AGAINST IF the dividend payout ratio is less than XX% of profits.
4028-3   Vote AGAINST IF the dividend payout ratio is more than XX% of profits.

              AUTHORIZE LEGAL FORMALITIES (4030)

4030-1   Always vote FOR a management proposal to authorize formalities that are necessary to implement
         meeting decisions, approve the minutes, or make other decisions relating to protocol.                    X
4030-2   Always vote AGAINST a management proposal to authorize formalities that are necessary to implement meeting decisions, approve the minutes, or make other decisions relating to protocol.

              AMEND COMPANY PURPOSE (4031)

4031-1   Always vote FOR a management proposal to amend articles, bylaws, or other key corporate documents to
         update the description of company operations.                                                            X
4031-2   Always vote AGAINST a management proposal to amend articles, bylaws, or other key corporate documents to update the description of company operations.

              CHANGE COMPANY NAME (4032)

4032-1   Always vote FOR a management proposal to approve a change in the company's official name.                X
4032-2   Always vote AGAINST a management proposal to approve a change in the company's official name.

              RELOCATE CORPORATE HEADQUARTERS (4033)

4033-1   Always vote FOR a management proposal to approve a change in the location of the official
         headquarters of the company.                                                                             X
4033-2   Always vote AGAINST a management proposal to approve a change in the location of the official headquarters of the company.

              AMEND MEETING PROCEDURES/CHANGE DATE (4034)

4034-1   Always vote FOR a management proposal to approve rule changes affecting the conduct of meetings or to
         change a meeting date.                                                                                   X
4034-2   Always vote AGAINST a management proposal to approve rule changes affecting the conduct of meetings or to change a meeting date.

              ELECT SHAREHOLDER REPRESENTATIVES (4035)

4035-1   Always vote FOR a management proposal to elect shareholder representatives.                              X
4035-2   Always vote AGAINST a management proposal to elect shareholder representatives.

              EXTEND CONSOLIDATED TAXATION STATUS (4036)

4036-1   Always vote FOR a management proposal to extend the consolidated taxation status of a company.           X
4036-2   Always vote AGAINST a management proposal to extend the consolidated taxation status of a company.

              APPROVE POLITICAL DONATION (4037)

4037-1   Always vote FOR a management proposal to approve donations made to political parties.
4037-2   Always vote AGAINST a management proposal to approve donations made to political parties.                X
4037-3   Vote AGAINST IF no information is provided on the amount or the recipient of the contribution.
4037-4   Vote FOR approving political donations to EU organizations as allowed under the Political Parties,
         Elections and Referendums Act 2000 (UK ONLY).

              ELECTION OF DIRECTORS BY NOMINEE (4038)

4038-1   Always vote FOR a management proposal to elect directors by nominee.
4038-2   Vote AGAINST IF the nominee is both chairman and chief executive.
4038-3   Vote AGAINST IF the nominee is chairman and CEO, and there are less then 3 non-executive directors.
4038-4   Vote AGAINST IF the nominee is an executive and on the remuneration committee.                           X
4038-5   Vote AGAINST IF the nominee is an executive with a fixed contract of XX years or more (UK ONLY.)
4038-6   Vote AGAINST IF the nominee is an executive with a rolling contract of XX years or more (UK ONLY.)
4038-7   Vote AGAINST IF the nominee is not subject to regular re-election.

4038-8   Vote AGAINST IF all elements of the nominee's remuneration are not fully disclosed.                      X
4038-9   Vote AGAINST IF executives comprise more than 50% of the board.                                          X
4038-10  Vote AGAINST IF employees or linked directors comprise more than XX% of the board.
4038-11  Vote AGAINST IF the company is an investment trust and the board has executive members.
4038-12  Vote AGAINST IF the nominee is a non-executive director and has served on the board for XX years or more.
4038-13  Vote AGAINST IF the nominee exceeds the age of XX.
4038-14  Vote AGAINST IF the board structure is classified.
4038-15  Vote AGAINST IF the board size exceeds XX.

               AMEND ARTICLES-TECHNICAL (4040)
4040-1      Always vote FOR a management proposal to approve technical amendments to the
            corporation's articles, bylaws, charter, statutes or memorandum of association.              X
4040-2      Always vote AGAINST a management proposal to approve technical amendments to the corporation's articles, bylaws, charter, statutes or memorandum of association.

               AUTHORIZE CHARITABLE DONATIONS (4041)
4041-1      Always vote FOR a management proposal to make charitable donations.
4041-2      Always vote AGAINST a management proposal to make charitable donations.
4041-3      Vote AGAINST IF the details of recipient(s) or amounts are not provided.                     X

               CHANGE FISCAL YEAR (4042)
4042-1      Always vote FOR a management proposal to change the fiscal year.                             X
4042-2      Always vote AGAINST a management proposal to change the fiscal year.

               APPROVE UNDISCLOSED ARTICLE AMENDMENTS (4043)
4043-1      Always vote FOR a management proposal for undisclosed article amendments.
4043-2      Always ABSTAIN on a management proposal to approve undisclosed article amendments.
4043-3      Always vote AGAINST a management proposal for undisclosed article amendments.                X

               ISSUE STOCK W/O PREEMPTIVE RIGHTS (4100)
4100-1      Always vote FOR a management proposal to authorize the issuance of new stock without preemptive rights.
4100-2      Always vote AGAINST a management proposal to authorize the issuance of new stock
            without preemptive rights.                                                                   X
4100-3      Vote AGAINST IF the potential dilution exceeds XX.
4100-4      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.
4100-5      Vote AGAINST IF the proposal calls for a "blank check" stock authorization.

               ISSUE STOCK W/ PREEMPTIVE RIGHTS (4101)
4101-1      Always vote FOR a management proposal to authorize the issuance of new stock with preemptive rights.
4101-2      Always vote AGAINST a management proposal to authorize the issuance of new stock with preemptive rights.

4101-3      Vote AGAINST IF the potential increase is higher than 100% of the shares outstanding.        X
4101-4      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X

               ISSUE STOCK W/ OR W/O PREEMPTIVE RIGHTS (4102)
4102-1      Always vote FOR a management proposal to authorize the issuance of new stock with or without preemptive rights.
4102-2      Vote AGAINST IF the potential dilution exceeds 20%.                                          X
4102-3      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X
4102-4      Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                  X

               ISSUE STOCK WITH WARRANTS (4103)
4103-1      Always vote FOR a management proposal to issue stock with warrants that give the holder the right to purchase additional shares later.
4103-2      Vote AGAINST IF the preemptive rights are waived.                                            X
4103-3      Vote AGAINST IF the preemptive rights are authorized.
4103-4      Vote AGAINST IF the potential stock increase is greater than 20% of the outstanding
            shares.                                                                                      X
4103-5      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X
4103-6      Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                  X

               ISSUE BONDS WITH WARRANTS (4104)
4104-1      Always vote FOR a management proposal to issue bonds with warrants that give the holder the right to purchase stock in the company later.
4104-2      Vote AGAINST IF the potential dilution exceeds 20%.                                          X
4104-3      Vote AGAINST IF the resulting debt-to-equity ratio exceeds XX%.

               ISSUE WARRANTS W/O PREEMPTIVE RIGHTS (4110)
4110-1      Always vote FOR a management proposal to issue, without preemptive rights, warrants that give holders the right to new stock.
4110-2      Always vote AGAINST a management proposal to issue, without preemptive rights, warrants that give holders the right to new stock.
4110-3      Vote AGAINST IF the potential dilution exceeds 20%.                                          X
4110-4      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X
4110-5      Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                  X

               ISSUE WARRANTS W/ PREEMPTIVE RIGHTS (4111)
4111-1      Always vote FOR a management proposal to issue, with preemptive rights, warrants that give holders the right to new stock.
4111-2      Always vote AGAINST a management proposal to issue, with preemptive rights, warrants that give holders the right to new stock.
4111-3      Vote AGAINST IF the potential dilution exceeds 100%.                                         X
4111-4      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X

               AUTHORIZE CREATION OF PREFERRED STOCK (4120)
4120-1      Always vote FOR a management proposal to create a new class of preferred stock.
4120-2      Always vote AGAINST a management proposal to create a new class of preferred stock.          X
4120-3      Vote AGAINST IF the authorization is for "blank check" preferred stock.

               APPROVE ISSUE OF PREFERRED STOCK (4121)
4121-1      Always vote FOR a management proposal to issue preferred stock.
4121-2      Always vote AGAINST a management proposal to issue preferred stock.                          X
4121-3      Vote AGAINST IF the authorization is for "blank check" preferred stock.

               INCREASE AUTHORIZED PREFERRED STOCK (4122)
4122-1      Always vote FOR a management proposal to increase the amount of preferred stock the company is authorized to issue.
4122-2      Always vote AGAINST a management proposal to increase the amount of preferred stock
            the company is authorized to issue.                                                          X
4122-3      Vote AGAINST IF the authorization would create more "blank check" preferred stock.

               AMEND AUTHORIZED PREFERRED STOCK (4123)
4123-1      Always vote FOR a management proposal to amend features, such as rights and terms, of preferred stock the company is authorized to issue.
4123-2      Vote AGAINST IF the change would result in board authority to issue "blank check"
            preferred stock.                                                                             X

               CANCEL AUTHORIZED STOCK (4124)
4124-1      Always vote FOR a management proposal to abolish preferred or other types of stock.          X
4124-2      Always vote AGAINST a management proposal to abolish preferred or other types of stock.

               AUTHORIZE CREATION OF NEW SHARE CLASS (4125)
4125-1      Always vote FOR a management proposal to create a new share class.
4125-2      Vote AGAINST IF the new class carries non-voting rights.                                     X

               INCREASE AUTHORIZED CAPITAL (4130)
4130-1      Always vote FOR a management proposal to lift the ceiling on authorized capital.
4130-2      Vote AGAINST IF the increase is greater than 50%.                                            X
4130-3      Vote AGAINST IF the explicit purpose is to strengthen takeover defenses.                     X
4130-4      Vote AGAINST IF the proposal calls for a "blank check" stock authorization.                  X

               LIMIT CAPITAL INCREASE (4131)
4131-1      Always vote FOR a management proposal to impose a global cap on the amount of new
            equity that the company is allowed to offer under a specified management proposal.           X
4131-2      Vote AGAINST IF the allowable increase is greater than XX%.

               REDUCE AUTHORIZED CAPITAL (4132)
4132-1      Always vote FOR a management proposal to reduce the company's authorized capital.            X
4132-2      Always vote AGAINST a management proposal to reduce the company's authorized capital.

               AUTHORIZE ISSUE OF NONVOTING STOCK (4133)
4133-1      Always vote FOR a management proposal to issue non-voting stock.                             X
4133-2      Always vote AGAINST a management proposal to issue non-voting stock.

               AUTHORIZE ISSUE OF MULTI-VOTING STOCK (4134)
4134-1      Always vote FOR a management proposal to authorize the company to issue multi-voting stock.
4134-2      Always vote AGAINST a management proposal to authorize the company to issue multi-
            voting stock.                                                                                X

               REISSUANCE OF SHARES/TREASURY STOCK (4135)
4135-1      Always vote FOR a management proposal to reissue shares that the company itself has
            bought back.                                                                                 X
4135-2      Always vote AGAINST a management proposal to reissue shares that the company itself has bought back.

4135-3      Vote AGAINST IF the reissuance is more than XX% of issued share capital.

               ALLOW SUBSIDIARIES TO ISSUE STOCK (4136)
4136-1      Always vote FOR a management proposal to allow a subsidiary of the company to issue securities that could be converted into the stock of the parent company.
4136-2      Vote AGAINST IF the potential dilution in the parent company would exceed 20%.               X

               ISSUE DEBT INSTRUMENTS (4137)
4137-1      Always vote FOR a management proposal to authorize the sale of bonds or other debt
            instruments.                                                                                 X
4137-2      Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

               ISSUE CONVERTIBLE DEBT INSTRUMENTS (4138)
4138-1      Always vote FOR a management proposal to issue bonds and other debt instruments that
            may be converted into company stock.                                                         X
4138-2      Vote AGAINST IF the potential dilution would exceed XX%.
4138-3      Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

               APPROVE BORROWING (4139)
4139-1      Always vote FOR a management proposal to approve borrowing.                                  X
4139-2      Always vote AGAINST a management proposal to approve borrowing.
4139-3      Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.

               AUTHORIZE SHARE REPURCHASE (4140)
4140-1      Always vote FOR a management proposal to repurchase the company's own shares.
4140-2      Vote AGAINST IF the amount would exceed 15% of the outstanding shares.                       X
4140-3      Vote AGAINST IF the shares are to be used as a takeover defense.                             X

               APPROVE STOCK SPLIT (4141)
4141-1      Always vote FOR a management proposal to approve a stock split.                              X
4141-2      Always vote AGAINST a management proposal to approve a stock split.

               APPROVE REVERSE STOCK SPLIT (4142)

4142-1      Always vote FOR a management proposal to approve a reverse stock split.                      X
4142-2      Always vote AGAINST a management proposal to approve a reverse stock split.

               APPROVE USE/TRANSFER OF RESERVES (4143)
4143-1      Always vote FOR a management plan for the use or transfer of reserve funds.                  X
4143-2      Always vote AGAINST a management plan for the use or transfer of reserve funds.

               TRANSFER SHAREHOLDER EQUITY FUNDS (4144)
4144-1      Always vote FOR a management proposal to approve transfers between shareholder equity
            accounts.                                                                                    X
4144-2      Always vote AGAINST a management proposal to approve transfers between shareholder equity accounts.

               AMEND SHARE CLASS RIGHTS (4145)
4145-1      Always vote FOR a management proposal to amend features, such as rights and terms, of stock the company is authorized to issue.
4145-2      Vote AGAINST IF the change results in a loss of voting rights.                               X
4145-3      Vote AGAINST IF the change results in a loss of dividend rights.                             X
4145-4      Vote AGAINST IF the change results in a dual class share structure with unequal voting
            rights.                                                                                      X

               CONVERT ONE FORM OF STOCK TO ANOTHER (4146)
4146-1      Always vote FOR a management proposal to convert one form of authorized shares into another.
4146-2      Vote AGAINST IF the change results in a loss of voting rights.                               X

               WAIVE SHAREHOLDER APPROVAL FOR SHARE REPURCHASE (4147)
4147-1      Always vote FOR a management proposal to waive shareholder approval for a share repurchase.
4147-2      Always vote AGAINST a management proposal to waive shareholder approval for a share
            repurchase.                                                                                  X

               AUTHORIZE TRADE IN COMPANY STOCK (4148)
4148-1      Always vote FOR a management proposal to allow the company to trade in its own stock.        X
4148-2      Always vote AGAINST a management proposal to allow the company to trade in its own stock.

               RESTATE/ADJUST CAPITAL FOR INFLATION (4149)

4149-1      Always vote FOR a management proposal to restate/adjust capital due to inflationary
            pressures.                                                                                   X
4149-2      Always vote AGAINST a management proposal to restate/adjust capital due to inflationary pressures.

               RESTATE ACCOUNTS IN EUROS (4150)
4150-1      Always vote FOR a management proposal to restate accounts in Euros.                          X
4150-2      Always vote AGAINST a management proposal to restate accounts in Euros.

               AMEND ARTICLES TO AUTHORIZE SHARE REPURCHASE (4151)
4151-1      Always vote FOR a management proposal to amend a company's articles to authorize share
            repurchases.                                                                                 X
4151-2      ABSTAIN on a management proposal to amend a company's articles to authorize share repurchases.
4151-3      Always vote AGAINST a management proposal to amend a company's articles to authorize share repurchases.
4151-4      Vote AGAINST IF the proposal would give management permanent discretion to use a balance sheet-defined amount for repurchases (JAPAN ONLY).

               AMEND/REMOVE PAR VALUE (4152)
4152-1      Always vote FOR a management proposal to amend or remove the par value of its stock.
4152-2      Always vote AGAINST a management proposal to amend or remove the par value of its
            stock.                                                                                       X

               AMEND ARTICLES TO REFLECT CAPITAL INCREASE/DECREASE (4153)
4153-1      Always vote FOR a management proposal to amend articles to reflect capital
            increases/decreases.                                                                         X
4153-2      Always vote AGAINST a management proposal to amend articles to reflect capital increases/ decreases.

               REDUCE AUTHORIZED CAPITAL IF SHARES REPURCHASED (4154)
4154-1      Always vote FOR a management proposal to reduce authorized capital if shares are
            repurchased.                                                                                 X
4154-2      Always vote AGAINST a management proposal to reduce authorized capital if shares are repurchased.

               AMEND TRADABLE LOT SIZE (4155)
4155-1      Always vote FOR a management proposal to amend tradable lot size.                            X
4155-2      Always vote AGAINST a management proposal to amend tradable lot size.


4155-3      Vote AGAINST IF the proposal reduces the minimum tradable lot size.
4155-4      Vote AGAINST IF the proposal increases the minimum tradable lot size.

               AMEND BORROWING POWERS (4156)
4156-1      Always vote FOR a management proposal to amend borrowing powers.                             X
4156-2      Always vote AGAINST a management proposal to amend borrowing powers.

               SET PRICE OF REISSUED TREASURY STOCK (4157)
4157-1      Always vote FOR a management proposal to set the price of reissued treasury stock.           X
4157-2      Always vote AGAINST a management proposal to set the price of reissued treasury stock.
4157-3      Vote AGAINST IF the price ceiling would exceed XX% of the average stock market price.
4157-4      Vote AGAINST IF the price floor is lower than XX% of the average stock market price

               REDUCE SHARE PREMIUM ACCOUNT (4158)
4158-1      Always vote FOR a management proposal to reduce the share premium account.                   X
4158-2      Always vote AGAINST a management proposal to reduce the share premium account.

               REAUTHORIZE SHARE ISSUE LIMIT (4159)
4159-1      Always vote FOR a management proposal to reauthorize the share issue limit.
4159-2      Always vote AGAINST a management proposal to reauthorize the share issue limit.
4159-3      Vote AGAINST IF the actual or potential dilution would exceed XX%.
4159-4      Vote AGAINST IF the share issue could serve as a potential takeover defense.                 X

               AMEND TERMS OF DEBT INSTRUMENTS (4160)
4160-1      Always vote FOR a management proposal to amend terms of debt instruments.                    X
4160-2      Always vote AGAINST a management proposal to amend terms of debt instruments.
4160-3      Vote AGAINST IF the resulting debt-to-equity ratio would exceed XX%.
4160-4      Vote AGAINST IF the proposal would increase potential dilution by XX%.

               ALLOW COMPANY TO GIVE GUARANTEES (4161)
4161-1      Always vote FOR a management proposal to allow the company to give guarantees.               X

4161-2      Always vote AGAINST a management proposal to allow the company to give guarantees.

               ADD OR REMOVE EXCHANGE LISTING (4162)
4162-1      Always vote FOR a management proposal to add or remove a company stock listing.
4162-2      Always vote AGAINST a management proposal to add or remove a company stock listing.
4162-3      Vote AGAINST IF it would remove the company from an exchange.                                X
4162-4      Vote AGAINST IF it would completely de-list the company.                                     X

               APPROVE STOCK OPTION PLAN (4200)
4200-1      Always vote FOR a management proposal to approve a stock option plan.
4200-2      Always vote AGAINST a management proposal to approve a stock option plan.
4200-3      Vote AGAINST IF the potential dilution of this proposal would exceed 15%.                    X
4200-4      Vote AGAINST IF the potential dilution of all plans, including this proposal would exceed
            15%.                                                                                         X
4200-5      Vote AGAINST IF the board will be able to award options at a discount below the stock's
            full market value.                                                                           X
4200-6      Vote AGAINST IF the board will be able to reprice underwater options.                        X
4200-7      Vote AGAINST IF the awards are not attached to performance conditions.                       X
4200-8      Vote AGAINST IF the performance period is less than 3 years.
4200-9      Vote AGAINST IF the performance criteria are not linked to a comparator group.
4200-10     Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.
4200-11     Vote AGAINST IF proposal would allow non-executives to participate.

               AMEND STOCK OPTION PLAN (4201)
4201-1      Always vote FOR a management proposal to amend a stock option plan.
4201-2      Always vote AGAINST a management proposal to amend a stock option plan.

4201-3      Vote AGAINST IF the potential dilution of this proposal would exceed 15%.                    X
4201-4      Vote AGAINST IF the potential dilution for all plans including this proposal would exceed
            15%.                                                                                         X
4201-5      Vote AGAINST IF the board will be able to award options at a discount below the stock's
            full market value.                                                                           X
4201-6      Vote AGAINST IF the board will be able to reprice underwater options.                        X
4201-7      Vote AGAINST IF the proposal would allow non-executives to participate.

               APPROVE STOCK OPTION GRANTS (4202)
4202-1      Always vote FOR a management proposal to approve specific grants of stock options.
4202-2      Always vote AGAINST a management proposal to approve specific grants of stock options.
4202-3      Vote AGAINST IF the dilution for this proposal exceeds 15%                                   X
4202-4      Vote AGAINST IF the total dilution from all sources exceeds 15% of the company's
            outstanding shares (JAPAN ONLY).                                                             X
4202-5      Vote AGAINST IF the dilution is not disclosed.
4202-6      Vote AGAINST IF the board will be able to award options at a discount.                       X
4202-7      Vote AGAINST IF the board will be able to reprice underwater options.                        X
4202-8      Vote AGAINST IF the awards are not attached to performance conditions.                       X
4202-9      Vote AGAINST IF the performance period is less than 3 years.                                 X
4202-10     Vote AGAINST IF the performance criteria are not linked to comparator group.
4202-11     Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.
4202-12     Vote AGAINST IF the exercise price does not automatically adjust to avoid issuing
            discount options (JAPAN ONLY).                                                               X
4202-13     Vote AGAINST IF the issuance or exercise is conditional on a hostile bid.                    X
4202-14     Vote AGAINST IF the proposal does not identify recipients OR recipients include statutory
            auditors or non-executive directors.                                                         X
4202-15     Vote AGAINST IF the recipients are not company employees.                                    X

               APPROVE OUTSIDE DIRECTORS STOCK OPTION PLAN (4203)
4203-1      Always vote FOR a management proposal to approve a stock option plan for outside directors.

4203-2      Always vote AGAINST a management proposal to approve a stock option plan for outside directors.
4203-3      Vote AGAINST IF the potential dilution of this proposal would exceed 10%.                    X
4203-4      Vote AGAINST IF the board will be able to award options at discount below the stock's full
            market value on the grant date.                                                              X
4203-5      Vote AGAINST IF the board will be able to reprice underwater options.                        X
4203-6      Vote AGAINST IF the awards are not attached to performance conditions.                       X
4203-7      Vote AGAINST IF the performance period is less than 3 years.
4203-8      Vote AGAINST IF the performance criteria are not linked to a comparator group.
4203-9      Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

               AMEND OUTSIDE DIRECTORS STOCK OPTION PLAN (4204)
4204-1      Always vote FOR a management proposal to amend a stock option plan for outside directors.
4204-2      Always vote AGAINST a management proposal to amend a stock option plan for outside directors.
4204-3      Vote AGAINST IF the potential dilution is made greater than 15%.                             X
4204-4      Vote AGAINST IF the board will be able to award options at a discount below the stock's
            full market price.                                                                           X
4204-5      Vote AGAINST IF the board will be able to reprice underwater options.                        X

               APPROVE STOCK PURCHASE PLAN/SAYE/AESOP (4205)
4205-1      Always vote FOR a management proposal to approve a stock purchase plan/SAYE/AESOP.
4205-2      ABSTAIN IF the company fails to provide information on the potential dilution level.
4205-3      Vote AGAINST IF the potential dilution of this proposal would exceed 10%.                    X
4205-4      Vote AGAINST IF the potential dilution for all plans including this proposal would exceed
            15%.                                                                                         X
4205-5      Vote AGAINST IF the changes would allow discounts on stock purchases.
4205-6      Vote AGAINST IF the changes would allow discounts of greater than 20% on stock
            purchases.                                                                                   X
4205-7      Vote AGAINST IF the proposal would allow non-executive directors to participate.

               AMEND STOCK PURCHASE PLAN/SAYE/AESOP (4206)
4206-1      Always vote FOR a management proposal to amend a stock purchase plan/SAYE/AESOP.
4206-2      ABSTAIN IF the change affects dilution and management fails to supply information on potential dilution.

4206-3      Vote AGAINST IF the changes would allow for dilution in excess of 10% for this plan.         X
4206-4      Vote AGAINST IF the potential dilution for all plans including this proposal would exceed
            15%.                                                                                         X
4206-5      Vote AGAINST IF the changes would allow discounts on stock purchases.
4206-6      Vote AGAINST IF the changes would allow discounts of greater than 20% on stock
            purchases.                                                                                   X
4206-7      Vote AGAINST IF the proposal would allow non-executive directors to participate.

               APPROVE EXECUTIVE PROFIT SHARING/BONUS/INCENTIVE PLAN (4207)
4207-1      Always vote FOR a management proposal to approve an executive profit sharing incentive/bonus/ incentive plan.
4207-2      Vote AGAINST IF the company also grants stock options to executives.                         X
4207-3      Vote AGAINST IF the awards are in addition to salary or bonuses.
4207-4      Vote AGAINST IF the performance/vesting period to receive awards is less than 3 years.
4207-5      Vote AGAINST IF the performance criteria are not linked to a comparator group.               X
4207-6      Vote AGAINST IF the performance criteria do not mention return on equity/capital,
            earnings per share or total shareholder returns.                                             X
4207-7      Vote AGAINST IF the awards are granted for average performance.
4207-8      Vote AGAINST IF the awards are pensionable.                                                  X

               AMEND EXECUTIVE PROFIT SHARING/BONUS/INCENTIVE PLAN (4208)
4208-1      Always vote FOR a management proposal to amend an executive profit sharing incentive/bonus/ incentive plan.
4208-2      Always vote AGAINST a management proposal to amend an executive profit sharing incentive/ bonus/incentive plan.
4208-3      Vote AGAINST IF the awards are in addition to salary or bonuses.
4208-4      Vote AGAINST IF the performance/vesting period to receive awards is less than 3 years.
4208-5      Vote AGAINST IF the performance criteria are not linked to a comparator group.               X
4208-6      Vote AGAINST IF the performance criteria do not mention equity/capital, earnings per
            share or total shareholder return.                                                           X
4208-7      Vote AGAINST IF the awards are granted for average performance.
4208-8      Vote AGAINST IF the awards are pensionable.                                                  X

               APPROVE DIRECTOR PARTICIPATION IN STOCK OPTION/PURCHASE PLAN (4209)
4209-1      Always vote FOR a management proposal to approve director participation in a stock option or purchase plan.

4209-2      Always vote AGAINST a management proposal to approve director participation in a stock
            option or purchase plan.                                                                     X
4209-3      Vote AGAINST IF the proposal would allow nonexecutives to participate.
4209-4      Vote AGAINST IF the aggregate dilution of proposed awards would exceed XX%.
4209-5      Vote AGAINST IF the proposed awards would allow for discounts.
4209-6      Vote AGAINST IF the proposed awards will allow repricing of underwater options.
4209-7      Vote AGAINST IF the proposed awards are not attached to performance conditions.
4209-8      Vote AGAINST IF the performance period of proposed awards is less than 3 years.
4209-9      Vote AGAINST IF the performance criteria of proposed awards are not linked to a comparator group.
4209-10     Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

               APPROVE REMUNERATION POLICY (4210)
4210-1      Always vote FOR a management proposal to approve the remuneration policy.                    X
4210-2      Always ABSTAIN on a management proposal to approve the remuneration policy.
4210-3      Always vote AGAINST a management proposal to approve the remuneration policy.
4210-4      Vote AGAINST IF the remuneration committee is not composed entirely of non-executives.
4210-5      Vote AGAINST IF the directors' entire remuneration packages are not disclosed.
4210-6      Vote AGAINST IF the executive service contracts are more than one year.
4210-7      Vote AGAINST IF a change in control service contract is more than one year.
4210-8      Vote AGAINST IF the highest paid director's total remuneration is up by 20% or more.
4210-9      Vote AGAINST IF the CEO has received any acquisition-related bonuses.
4210-10     Vote AGAINST IF the dilution for all plans is not capped at 10% of issued share capital over ten years.
4210-11     Vote AGAINST IF the incentive plan awards are pensionable.
4210-12     Vote AGAINST IF the incentive plan does not prohibit re-testing of performance conditions.
4210-13     Vote AGAINST IF the any discretionary option grants are made below the market price.
4210-14     Vote AGAINST IF any discretionary option awards are not tied to performance conditions.

4210-15     Vote AGAINST IF any discretionary options vest over a period of less than three years.
4210-16     Vote AGAINST IF Long Term Incentive Plan/Short Term Incentive Plan performance criteria is not benchmarked against a comparator group.
4210-17     Vote AGAINST IF Long Term Incentive Plan awards vest only for median or below-
            median performance.
4210-18     Vote AGAINST IF matching share awards do not require performance hurdles be met.

               APPROVE STOCK OPTION PLAN FOR SUBSIDIARY (4211)
4211-1      Always vote FOR a management proposal to approve a stock option plan for subsidiary employees.
4211-2      Always vote AGAINST a management proposal to approve a stock option plan for subsidiary employees.
4211-3      Vote AGAINST IF the plan issues stock in the parent company in excess of 15% for this
            plan.                                                                                        X
4211-4      Vote AGAINST IF the plan issues stock in the parent company in excess of 15% for all
            plans.                                                                                       X
4211-5      Vote AGAINST IF the plan would allow discounts below fair market value.                      X
4211-6      Vote AGAINST IF the plan would allow for repricing of underwater options.                    X
4211-7      Vote AGAINST IF the awards are not attached to performance conditions.                       X
4211-8      Vote AGAINST IF the performance period is less than 3 years.
4211-9      Vote AGAINST IF the performance criteria are not linked to a comparator group.
4211-10     Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.

               APPROVE STOCK OPTION/PURCHASE PLAN FOR OVERSEAS EMPLOYEES (4212)
4212-1      Always vote FOR a management proposal to approve a stock option/purchase plan for overseas employees.
4212-2      Always vote AGAINST a management proposal to approve a stock option/purchase plan for overseas employees.
4212-3      Vote AGAINST IF the plan increases potential dilution beyond 15% for this plan.              X
4212-4      Vote AGAINST IF the plan would increase potential dilution beyond 15% for all plans.         X
4212-5      Vote AGAINST IF the plan allows discounts below fair market value.
4212-6      Vote AGAINST IF the plan would allow for repricing of underwater options.
4212-7      Vote AGAINST IF the awards are not attached to performance conditions.
4212-8      Vote AGAINST IF the performance period is less than 3 years.

4212-9      Vote AGAINST IF the performance criteria are not linked to a comparator group.
4212-10     Vote AGAINST IF the performance criteria do not mention return on equity/capital, earnings per share or total shareholder return.
4212-11     Vote AGAINST IF the awards are granted for average performance.
4212-12     Vote AGAINST IF the purchase plan allows discounts greater than 20%.                         X

               APPROVE BONUS (4213)
4213-1      Always vote FOR a management proposal to approve bonuses for directors/employees.
4213-2      ABSTAIN IF the identity of recipients and amounts are not disclosed.
4213-3      Vote AGAINST IF the recipients and amounts are not disclosed.                                X
4213-4      Vote AGAINST IF the criteria for calculating bonus payments are not provided.
4213-5      Vote AGAINST IF the bonus is being paid to a former or retiring director.                    X

               APPROVE LOANS TO DIRECTORS/EMPLOYEES (4214)
4214-1      Always vote FOR a management proposal to approve loans to directors/employees.
4214-2      Vote AGAINST IF the loans are used to finance options/stock purchases.                       X
4214-3      Vote AGAINST IF non-executive directors are eligible to participate.                         X
4214-4      Vote AGAINST IF only directors are eligible to participate.                                  X
4214-5      Vote AGAINST IF the loans are interest-free or at a sub-market rate.                         X

               ESTABLISH EMPLOYEE SHARE TRUST (4215)
4215-1      Always vote FOR a management proposal to establish an employee share trust for employee
            incentive plans.                                                                             X
4215-2      Always vote AGAINST a management proposal to establish an employee share trust for employee incentive plans.

               ISSUE BONDS WITH WARRANTS TO EMPLOYEES (4216)
4216-1      Always vote FOR a management proposal to issue bonds with warrants to employees.             X
4216-2      Always vote AGAINST a management proposal to issue bonds with warrants to employees.
4216-3      Vote AGAINST IF only senior management is eligible to receive bonds with warrants.
4216-4      Vote AGAINST IF the potential dilution exceeds XX%.

      APPROVE DIRECTORS' FEES (4230)
4230-1      Always vote FOR a management proposal to approve the amount set aside to pay members of the board of directors.
4230-2      ABSTAIN IF the amount to be paid is not disclosed.
4230-3      Vote AGAINST IF the amount to be paid is not disclosed.                                                            X

      APPROVE SUPERVISORY BOARD/CORPORATE ASSEMBLY FEES (4231)
4231-1      Always vote FOR a management proposal to approve the supervisory board or corporate assembly fees.
4231-2      ABSTAIN IF the amount to be paid is not disclosed.
4231-3      Vote AGAINST IF the amount to be paid is not disclosed.                                                            X

      APPROVE SHAREHOLDER REPRESENTATIVE FEES (4232)
4232-1      Always vote FOR a management proposal to approve the amount that is set aside to pay the representative of shareholders.
4232-2      ABSTAIN IF the amount to be paid is not disclosed.
4232-3      Vote AGAINST IF the amount to be paid is not disclosed.                                                            X

      APPROVE BONUSES FOR RETIRING DIRECTORS (4233)
4233-1      Always vote FOR a management proposal to authorize bonuses to directors who are retiring from the board.
4233-2      Always ABSTAIN on a management proposal to authorize bonuses to directors who are retiring from the board.
4233-3      Always vote AGAINST on a management proposal to authorize bonuses to directors who are retiring from the board.
4233-4      Vote AGAINST IF the bonus amounts are not disclosed.                                                               X
4233-5      Vote AGAINST IF the information in the proposal confirms recipients are outsiders (JAPAN ONLY).
4233-6      Vote AGAINST IF the information on insider-outsider status does not establish that recipients are insiders
            (JAPAN ONLY).
4233-7      Vote AGAINST IF the information on insider-outsider status is not provided in the proposal (JAPAN ONLY).
4233-8      Vote AGAINST IF the recipients are candidates for further (e.g. statutory) board service (JAPAN ONLY).

4233-9      Vote AGAINST IF the bonus is proposed to the families of directors who have died (JAPAN ONLY).
4233-10     Vote AGAINST IF the bonus amount exceeds Y XX per person (JAPAN ONLY).

      BONUSES FOR RETIRING STATUTORY AUDITORS-JP (4234)
4234-1      Always vote FOR a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
4234-2      Always ABSTAIN from a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
4234-3      Always vote AGAINST a management proposal to authorize bonuses to statutory auditors who are retiring from the board.
4234-4      Vote AGAINST IF the bonus amounts are not disclosed.                                                               X
4234-5      Vote AGAINST IF the supplemental information in the proposal confirms that the recipients are outsiders.
4234-6      Vote AGAINST IF the information on insider-outsider status does not establish that the recipients are insiders.
4234-7      Vote AGAINST IF the information on insider-outsider status is not provided in proposal.
4234-8      Vote AGAINST IF the recipients are candidates for further (e.g. statutory) board service.
4234-9      Vote AGAINST IF the bonus is proposed to the families of statutory auditors who have died.
4234-10     Vote AGAINST IF the bonus amounts exceed Y XX per person (JAPAN ONLY).

      APPROVE MAXIMUM STATUTORY AUDITOR FEES (4235)
4235-1      Always vote FOR a management proposal to approve the maximum statutory auditor fees.
4235-2      ABSTAIN IF the amount to be paid is not disclosed.
4235-3      Vote AGAINST IF the amount to be paid is not disclosed.                                                            X
4300-1      Always vote FOR a management proposal to ratify management's decisions over the year, and discharge it from
            responsibility for those decisions, so long as the proposals have only symbolic importance.                        X
4300-2      Always vote AGAINST a management proposal ratify management's decisions over the year, and discharge it from responsibility for those decisions, so long as the proposals have only symbolic importance.
      RATIFY MANAGEMENT ACTS-SYMBOLIC (4300)

      RATIFY MANAGEMENT ACTS-LEGAL (4301)
4301-1      Always vote FOR a management proposal to ratify management's decisions over the year and discharge it from responsibility for those decisions.

4301-2      Always ABSTAIN on a management proposal to ratify management's decisions over the year and discharge it from responsibility for those decisions.
4301-3      Always vote AGAINST a management proposal to ratify management's decisions over the year and discharge it
            from responsibility for those decisions.                                                                           X

      RATIFY BOARD ACTS-SYMBOLIC (4302)
4302-1      Always vote FOR a management proposal to ratify the board of directors' or supervisory board's decisions over the year and discharge them from responsibility for those decisions, so long as the proposals have only symbolic importance.
4302-2      Always vote AGAINST a management proposal to ratify the board of directors' or supervisory board's decisions over the year and discharge them from responsibility for those decisions, so long as the proposals have only
            symbolic importance.                                                                                               X

      RATIFY BOARD ACTS-LEGAL (4303)
4303-1      Always vote FOR a management proposal to ratify the board of directors' or the supervisory board's decisions over the year and discharge them from responsibility for those decisions.
4303-2      Always ABSTAIN on a management proposal to ratify the board of directors' or the supervisory board's decisions over the year and discharge them from responsibility for those decisions.
4303-3      Always vote AGAINST a management proposal to ratify the board of directors' or the supervisory board's
            decisions over the year and discharge them from responsibility for those decisions.                                X

      APPROVE RELATED PARTY TRANSACTIONS (4304)
4304-1      Always vote FOR a management proposal to endorse related-party transactions already approved by the board.         X
4304-2      Always vote AGAINST a management proposal to endorse related-party transactions already approved by the board.

      RATIFY STATUTORY AUDITOR ACTS-SYMBOLIC (4305)
4305-1      Always vote FOR a management proposal to ratify statutory auditor acts - symbolic.
4305-2      Always ABSTAIN on a management proposal to ratify statutory auditor acts - symbolic.                               X
4305-3      Always vote AGAINST a management proposal to ratify statutory auditor acts - symbolic.

      RATIFY STATUTORY AUDITOR ACTS-LEGAL (4306)
4306-1      Always vote FOR a management proposal to ratify statutory auditor acts - legal.
4306-2      Always ABSTAIN on a management proposal to ratify statutory auditor acts - legal.                                  X

4306-3      Always vote AGAINST a management proposal to ratify statutory auditor acts - legal.

      APPROVE MINIMUM STOCK OWNERSHIP BY DIRECTORS (4310)
4310-1      Always vote FOR a management proposal to adopt corporate rules that obligate directors to own a minimum amount of stock in the company.
4310-2      Always vote AGAINST a management proposal to adopt corporate rules that obligate directors to own a minimum
            amount of stock in the company.                                                                                    X

      END MINIMUM STOCK OWNERSHIP BY DIRECTORS (4311)
4311-1      Always vote FOR a management proposal to abolish corporate rules that obligate directors to own a minimum amount of stock in the company.
4311-2      Always vote AGAINST a management proposal to abolish corporate rules that obligate directors to own a
            minimum amount of stock in the company.                                                                            X

      SET BOARD/SUPERVISORY BOARD SIZE LIMITS (4320)
4320-1      Always vote FOR a management proposal to approve the maximum and/or minimum limits on the size of the board
            of directors or the supervisory board.                                                                             X
4320-2      ABSTAIN IF the maximum size is more than XX members UNLESS the law dictates a larger size.
4320-3      Vote AGAINST IF the maximum size is more than XX members UNLESS the law dictates a larger size.
4320-4      ABSTAIN IF the minimum size is less than XX members UNLESS the law dictates a smaller size.
4320-5      Vote AGAINST IF the minimum size is less than XX members UNLESS the law dictates a smaller size.

      AMEND BOARD/SUPERVISORY BOARD SIZE (4321)
4321-1      Always vote FOR a management proposal to increase/decrease the size of board of directors or supervisory
            board.                                                                                                             X
4321-2      ABSTAIN IF the maximum board size is set at more than XX members UNLESS the law dictates a larger size.
4321-3      Vote AGAINST IF the maximum board size is set at more than XX members UNLESS the law dictates a larger size.
4321-4      ABSTAIN IF the minimum board size is set at less than XX members UNLESS the law dictates a smaller size.
4321-5      Vote AGAINST IF the minimum board size is set at less than XX members UNLESS the law dictates a smaller size.

      SET NUMBER OF STATUTORY AUDITORS (4325)
4325-1      Always vote FOR a management proposal to set the number of members on the board of statutory auditors.             X
4325-2      Always vote AGAINST a management proposal to set the number of members on the board of statutory auditors.

      AMEND STATUTORY AUDITOR TERM - JAPAN (4326)
4326-1      Always vote FOR a management proposal to amend the term of statutory auditors.
4326-2      ABSTAIN IF the term is greater than 3 year(s).                                                                     X

      AMEND BOARD POWERS/PROCEDURES/QUALIFICATIONS (4330)
4326-1      Always vote FOR a management proposal to approve changes in the rules governing the board powers, procedures
            or qualifications.                                                                                                 X
4326-2      Always vote AGAINST a management proposal to approve changes in the rules governing the board powers, procedures or qualifications.

      INDEMNIFY DIRECTORS/OFFICERS (4331)
4331-1      Always vote FOR a management proposal to authorize provision of liability insurance to directors and/or officers.
4331-2      Always vote AGAINST a management proposal to authorize provision of liability insurance to directors and/or
            officers.                                                                                                          X

      ELECT BOARD COMMITTEE (4332)
4332-1      Always vote FOR a management proposal to elect an audit, control or other committee of the board.                  X
4332-2      Always vote AGAINST a management proposal to elect an audit, control or other committee of the board.
4332-3      Vote AGAINST IF the election is for the audit committee and there are executive nominees.
4332-4      Vote AGAINST IF the election is for the remuneration committee and there are executive nominees.
4332-5      Vote AGAINST IF the election is for the nomination committee and there are executive nominees.

      AMEND BOARD ELECTION RULES (4333)
4333-1      Always vote FOR a management proposal to amend the rules governing the election of members of the board of directors.
4333-2      Always ABSTAIN on a management proposal to amend the rules governing the election of members of the board of directors.
4333-3      Always vote AGAINST a management proposal to amend the rules governing the election of members of the board
            of directors.                                                                                                      X

      ESTABLISH BOARD COMMITTEES (4334)
4334-1      Always vote FOR a management proposal to establish board committees.                                               X
4334-2      Always vote AGAINST a management proposal to establish board committees.

      APPOINT BOARD COMMISSION (4335)

4335-1      Always vote FOR a management proposal to appoint a board commission.                                               X
4335-2      Always vote AGAINST a management proposal to appoint a board commission.

      APPROVE BOARD COMMISSION FEES (4336)
4336-1      Always vote FOR a management proposal to approve board commission fees.                                            X
4336-2      Always vote AGAINST a management proposal to approve board commission fees.

      APPOINT OFFICER(s) FROM BOARD (4337)
4337-1      Always vote FOR a management proposal to appoint officer(s) from the existing board.
4337-2      Always vote AGAINST a management proposal to appoint officer(s) from the existing board.
4337-3      Vote AGAINST IF no information is provided regarding names and positions.                                          X
4337-4      Vote AGAINST IF the proposal would combine the chairman and CEO.

      AMEND TERMS OF INDEMNIFICATION (4338)
4338-1      Always vote FOR a management proposal to amend the terms of indemnification.
4338-2      Always vote AGAINST a management proposal to amend the terms of indemnification.                                   X
4338-3      Vote AGAINST IF the proposal would increase the maximum amount of the indemnification coverage.
4338-4      Vote AGAINST IF the proposal would add a new class of indemnified persons.

      AMEND BOARD STRUCTURE (4339)
4339-1      Always vote FOR a management proposal to amend the board's structure.
4339-2      Always ABSTAIN on a management proposal to amend the board's structure.                                            X
4339-3      Always vote AGAINST a management proposal to amend the board's structure.
4339-4      Vote AGAINST IF the proposal would add a new class of indemnified persons.

      ADOPT POISON-PILL-STYLE DEFENSE (4400)
4400-1      Always vote FOR a management proposal to approve poison pill-style defenses against takeovers.
4400-2      Always vote AGAINST a management proposal to approve poison pill-style defenses against takeovers.                 X

      AMEND POISON-PILL-STYLE DEFENSE (4401)

4401-1      Always vote FOR a management proposal to amend a poison pill-style takeover defense already in place at the company.
4401-2      Vote AGAINST IF the change would make the takeover defense more potent.                                            X

      LIMIT VOTING RIGHTS (4410)
4410-1      Always vote FOR a management proposal to cap the number of votes any single shareholder or group of shareholders may cast at a meeting.
4410-2      Always vote AGAINST a management proposal to cap the number of votes any single shareholder or group of
            shareholders may cast at a meeting.                                                                                X
4410-3      Vote AGAINST IF the ceiling is less than XX% of the outstanding share capital.

      AMEND VOTING RIGHTS LIMIT (4411)
4411-1      Always vote FOR a management proposal to amend rules capping the number of votes any single shareholder or group of shareholders may cast at a meeting.
4411-2      Vote AGAINST IF the change would toughen the voting rights limit.                                                  X

      END VOTING RIGHTS LIMIT (4412)
4412-1      Always vote FOR a management proposal to abolish the cap on the number of votes any single shareholder or
            group of shareholders may cast at a meeting.                                                                       X
4412-2      Always vote AGAINST a management proposal to abolish the cap on the number of votes any single shareholder or group of shareholders may cast at a meeting.

      APPROVE SHARE TRANSFER/REGISTRATION (4413)
4413-1      Always vote FOR a management proposal to approve restrictions on shareholders' rights to transfer or register their shares.
4413-2      Always vote AGAINST a management proposal to approve restrictions on shareholders' rights to transfer or
            register their shares.                                                                                             X

      END SHARE TRANSFER/REGISTRATION (4414)
4414-1      Always vote FOR a management proposal to abolish restrictions on shareholders' rights to transfer or
            register their shares.                                                                                             X
4414-2      Always vote AGAINST a management proposal to abolish restrictions on shareholders' rights to transfer or register their shares.

      REQUIRE VOTING SUPERMAJORITY (4420)
4420-1      Always vote FOR a management proposal that would set a supermajority requirement for voting at shareholder meetings.
4420-2      Always vote AGAINST a management proposal that would set a supermajority requirement for voting at
            shareholder meetings.                                                                                              X
4420-3      Vote AGAINST IF the requirement is higher than XX% of the shares represented.
4420-4      Vote AGAINST IF the supermajority could serve as a takeover barrier.

      AMEND SUPERMAJORITY REQUIREMENT (4421)
4421-1      Always vote FOR a management proposal to amend the company's supermajority voting requirement.
4421-2      Vote AGAINST IF the change would raise the supermajority requirement.                                              X

      END VOTING SUPERMAJORITY (4422)
4422-1      Always vote FOR a management proposal to abolish the company's supermajority voting requirement.                   X
4422-2      Always vote AGAINST a management proposal to abolish the company's supermajority voting requirement.

      END FOREIGN INVESTOR RESTRICTIONS (4430)
4430-1      Always vote FOR a management proposal to abolish rules that deprive foreign investors of the same share
            ownership rights that domestic investors have.                                                                     X
4430-2      Always vote AGAINST a management proposal to abolish rules that deprive foreign investors of the same share ownership rights that domestic investors have.

      AMEND SHAREHOLDER DISCLOSURE RULES (4431)
4431-1      Always vote FOR a management proposal to give the board authority to compel shareholders to disclose their stakes and/or to penalize shareholders that refuse to comply.
4431-2      Vote AGAINST IF the disclosure threshold is less than 5% of the outstanding share capital.                         X

      AMEND FOREIGN INVESTOR RESTRICTIONS (4432)
4432-1      Always vote FOR a management proposal to amend restrictions on foreign investors.
4432-2      Always vote AGAINST a management proposal to amend restrictions on foreign investors.
4432-3      Vote AGAINST IF the proposal decreases the maximum percentage of foreign shareholding.                             X
4432-4      Vote AGAINST IF the proposal caps foreign ownership at less than XX% of company stock.

      WAIVE MANDATORY TAKEOVER REQUIREMENT (4433)
4433-1      Always vote FOR a management proposal to waive mandatory takeover requirement.
4433-2      Always vote AGAINST a management proposal to waive mandatory takeover requirement.
4433-3      Vote AGAINST IF a mandatory bid would arise from the issue of stock to the significant shareholder.                X
4433-4      Vote AGAINST IF a mandatory bid would arise from a share repurchase.                                               X

      REQUIRE APPROVAL FOR PARTIAL TAKEOVER BIDS (4434)
4434-1      Always vote FOR a management proposal to require approval for partial takeover bids.
4434-2      Always vote AGAINST a management proposal to require approval for partial takeover bids.                           X

      APPROVE RESTRUCTURING/RECAPITALIZATION (4500)
4500-1      Always vote FOR a management proposal to restructure or recapitalize the company.                                  X
4500-2      Always vote AGAINST a management proposal to restructure or recapitalize the company.

      APPROVE MERGER/ACQUISITION (4501) CASE-BY-CASE
4501-1      Always vote FOR a management proposal to merge with or acquire another company.
4501-2      Always vote AGAINST a management proposal to merge with or acquire another company.

      APPROVE DIVESTITURE/SPIN-OFF (4502)
4502-1      Always vote FOR a management proposal to approve a specified divestiture or spin-off.                              X
4502-2      Always vote AGAINST a management proposal to approve a specified divestiture or spin-off.

      APPROVE INTRA-COMPANY CONTRACTS (4503)
4503-1      Always vote FOR a management proposal to ratify intra-company contracts.                                           X
4503-2      Always vote AGAINST a management proposal to ratify intra-company contracts.

      DISSOLVE COMPANY/APPROVE LIQUIDATION (4504)
4504-1      Always vote FOR a management proposal to dissolve/liquidate the company.                                           X
4504-2      Always vote AGAINST a management proposal to dissolve/liquidate the company.

      APPROVE JOINT VENTURE/STRATEGIC PARTNERSHIP (4505)
4505-1      Always vote FOR a management proposal to approve a joint venture or strategic partnership.                         X
4505-2      Always vote AGAINST a management proposal to approve a joint venture or strategic partnership.

      EXTEND INVESTMENT TRUST (4506)
4506-1      Always vote FOR a management proposal to extend investment trust.                                                  X
4506-2      Always vote AGAINST a management proposal to extend investment trust.

      DISSOLVE INVESTMENT TRUST (4507)
4507-1      Always vote FOR a management proposal to dissolve investment trust.                                                X
4507-2      Always vote AGAINST a management proposal to dissolve investment trust.

      APPROVE REINCORPORATION (4508)
4508-1      Always vote FOR a management proposal to reincorporate.                                                            X
4508-2      Always vote AGAINST a management proposal to reincorporate.
4508-3      Vote AGAINST IF the company is reincorporated in a tax haven.

      APPROVE PROPERTY PURCHASE (4509)
4509-1      Always vote FOR a management proposal to purchase property.                                                        X
4509-2      Always vote AGAINST a management proposal to purchase property.

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
      APPROVE PROPERTY SALE (4510)
4510-1      Always vote FOR a management proposal to sell property.                                                            X
4510-2      Always vote AGAINST a management proposal to sell property.

      SHAREHOLDER PROPOSALS

      SP-INCREASE DIVIDEND (5000)
5000-1      Always vote FOR a shareholder proposal to increase the dividend.
5000-2      Always vote AGAINST a shareholder proposal to increase the dividend.                                               X
5000-3      Vote AGAINST IF the payout ratio is more than XX%.

      SP-REDISTRIBUTE PROFITS (5001)
5001-1      Always vote FOR a shareholder proposal that is aimed at pushing management to distribute earnings in ways
            other than those it already decided.                                                                               X
5001-2      Always vote AGAINST a shareholder proposal that is aimed at pushing management to distribute earnings in ways other than those it already decided

      SP-OPPOSE MERGER/ACQUISITION (5002)
5002-1      Always vote FOR a shareholder proposal that urges the rejection of a planned merger or acquisition.
5002-2      Always vote AGAINST a shareholder proposal that urges the rejection of a planned merger or acquisition.            X

      SP-RESTORE PREEMPTIVE RIGHTS (5003)
5003-1      Always vote FOR a shareholder proposal that calls on management to restore preemptive rights.                      X
5003-2      Always vote AGAINST a shareholder proposal that calls on management to restore preemptive rights.

      SP-RESTRUCTURE INVESTMENTS (5004)
5004-1      Always vote FOR a shareholder proposal that urges the restructuring of a company's investments.
5004-2      Always vote AGAINST a shareholder proposal that urges the restructuring of a company's investments.                X

      SP-RESTRICT CAPITAL INCREASES (5005)
5005-1      Always vote FOR a shareholder proposal that aims to restrict management's plans to increase capital.
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
5005-2      Always vote AGAINST a shareholder proposal that aims to restrict management's plans to increase capital.           X
5005-3      Vote AGAINST IF the increases could result in dilutions greater than XX% of the outstanding shares
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
      SP-END BARS ON FOREIGN INVESTORS (5006)
5006-1      Always vote FOR a shareholder proposal that presses management to abolish restrictions on foreign investors'
            stock ownership, voting or activities in the company.                                                              X
5006-2      Always vote AGAINST a shareholder proposal that presses management to abolish restrictions on foreign investors' stock ownership, voting or activities in the company.

      SP-END VOTING RIGHTS LIMITATION (5100)
5100-1      Always vote FOR a shareholder proposal that aims to abolish the ceiling on the number of votes any single
            shareholder or group of shareholders may cast at a meeting.                                                        X
5100-2      Always vote AGAINST a shareholder proposal that aims to abolish the ceiling on the number of votes any single shareholder or group of shareholders may cast at a meeting.

      SP-FACILITATE A SHAREHOLDER PROPOSAL (5101)
5101-1      Always vote FOR a shareholder proposal that asks management to adopt rules making it easier for shareholders
            to place proposals on the ballot.                                                                                  X
5101-2      Always vote AGAINST a shareholder proposal that asks management to adopt rules making it easier for shareholders to place proposals on the ballot.

      SP-IMPROVE DISCLOSURE (5102)
5102-1      Always vote FOR a shareholder proposal that asks management to disclose more information or make it more
            widely available to shareholders.                                                                                  X
5102-2      Always vote AGAINST a shareholder proposal that asks management to disclose more information or make it more widely available to shareholders.

      SP-APPROVE CONFIDENTIAL VOTING (5103)
5103-1      Always vote FOR a shareholder proposal that asks management to adopt a policy ensuring that shareholder
            votes are kept confidential.                                                                                       X
5103-2      Always vote AGAINST a shareholder proposal that asks management to adopt a policy ensuring that shareholder votes are kept confidential.

      SP-REMOVE MULTIPLE-VOTING RIGHTS (5104)
5104-1      Always vote FOR a shareholder proposal that asks management to abolish multiple-voting rights attached to
            company stock.                                                                                                     X
5104-2      Always vote AGAINST a shareholder proposal that asks management to abolish multiple-voting rights attached to company stock.

      SP-OUST DIRECTOR(S) (5200)
5200-1      Always vote FOR a shareholder proposal that calls for the ousting of one or more directors.
5200-2      Always vote AGAINST a shareholder proposal that calls for the ousting of one or more directors.                    X
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
      SP-ELECT DISSIDENT DIRECTOR(s) (5201)
5201-1      Always vote FOR a shareholder proposal that calls for the election of one or more directors opposed by management.
5201-2      Always vote AGAINST a shareholder proposal that calls for the election of one or more directors opposed by
            management.                                                                                                        X

      SP-ELECT DISSIDENT SUPERVISORY BOARD MEMBER(s) (5202)
5202-1      Always vote FOR a shareholder proposal that calls for the election of one or more members of the supervisory board opposed by management.
5202-2      Always vote AGAINST a shareholder proposal that calls for the election of one or more members of the
            supervisory board opposed by management.                                                                           X

      SP-AMEND BOARD PROCEDURES (5210)
5210-1      Always vote FOR a shareholder proposal that asks for changes in board procedures.
5210-2      Always vote AGAINST a shareholder proposal that asks for changes in board procedures.                              X

5211-1      Always vote FOR a shareholder proposal that asks for a limit on the number of different corporate boards on which a director may serve.
5211-2      Always vote AGAINST a shareholder proposal that asks for a limit on the number of different corporate boards
            on which a director may serve.                                                                                     X
      SP-LIMIT THE NUMBER OF BOARDS DIRECTORS SIT ON (5211)

      SP-AGE LIMIT FOR DIRECTORS (5212)
5212-1      Always vote FOR a shareholder proposal that asks for rules that impose or modify a retirement age for directors or supervisory board members.
5212-2      Always vote AGAINST a shareholder proposal that asks for rules that impose or modify a retirement age for
            directors or supervisory board members.                                                                            X

      SP-OPPOSE/CHANGE EXECUTIVE PAY (5220)
5220-1      Always vote FOR a shareholder proposal that asks for changes in or rejection of executive pay packages.
5220-2      Always vote AGAINST a shareholder proposal that asks for changes in or rejection of executive pay packages.
5220-3      Vote AGAINST IF the change would increase executive pay packages.                                                  X

      SP-IMPROVE LABOR PRACTICES (5300)
5300-1      Always vote FOR a shareholder proposal that asks for changes in the way management treats the company's workforce.
5300-2      Always vote AGAINST a shareholder proposal that asks for changes in the way management treats the company's
            workforce.                                                                                                         X
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
5300-3      Vote AGAINST IF the change fails to request disclosure of hiring policies.
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
      SP-IMPROVE WORKER SAFETY (5301)
5301-1      Always vote FOR a shareholder proposal that asks for improvements in the way that the company handles worker safety.
5301-2      Always vote AGAINST a shareholder proposal that asks for improvements in the way that the company handles
            worker safety.                                                                                                     X

      SP-REPORT ON ENVIRONMENTAL PERFORMANCE (5400)
5400-1      Always vote FOR a shareholder proposal that asks management to disclose additional information on environmental performance.
5400-2      Always vote AGAINST a shareholder proposal that asks management to disclose additional information on
            environmental performance.                                                                                         X

      SP-ADOPT ENVIRONMENTAL PRINCIPLES (5401)
5401-1      Always vote FOR a shareholder proposal aimed at getting management to endorse a set of environmental principles.
5401-2      Always vote AGAINST a shareholder proposal aimed at getting management to endorse a set of environmental
            principles.                                                                                                        X

      SP-FUND ENVIRONMENTAL CLEANUP (5402)
5402-1      Always vote FOR a shareholder proposal to pay for cleanup of an environmental problem.
5402-2      Always vote AGAINST a shareholder proposal to pay for cleanup of an environmental problem.                         X

      SP-END MANUFACTURE OF PRODUCTS (5410)
5410-1      Always vote FOR a shareholder proposal aimed at pushing the company to cease manufacturing certain products.
5410-2      Always vote AGAINST a shareholder proposal aimed at pushing the company to cease manufacturing certain             X
            products.

      SP-END EXPORT OF PRODUCTS (5411)
5411-1      Always vote FOR a shareholder proposal aimed at pushing the company to cease exporting certain products.
5411-2      Always vote AGAINST a shareholder proposal aimed at pushing the company to cease exporting certain products.       X

      SP-PHASE OUT NUCLEAR POWER (5420)
5420-1      Always vote FOR a shareholder proposal aimed at pushing management to phase out the company's involvement with nuclear power.
5420-2      Always vote AGAINST a shareholder proposal aimed at pushing management to phase out the company's
            involvement with nuclear power.                                                                                    X

      SP-END ARMS PRODUCTION (5500)
5500-1      Always vote FOR a shareholder proposal aimed at pushing the company to end the manufacture of armaments.
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
5500-2      Always vote AGAINST a shareholder proposal aimed at pushing the company to end the manufacture of armaments.       X

      SP-LIQUIDATE COMPANY (5800)
5800-1      Always vote FOR a shareholder proposal that calls for the company to be liquidated.
5800-2      Always vote AGAINST a shareholder proposal that calls for the company to be liquidated.                            X

      SP-AMEND COMPANY GOALS/PURPOSE (5801)
5801-1      Always vote FOR a shareholder proposal aimed at changing the company's goals or purposes.
5801-2      Always vote AGAINST a shareholder proposal aimed at changing the company's goals or purposes.                      X
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